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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811‑21732
Mercer Funds
(Exact name of registrant as specified in charter)
99 High Street
Boston, MA 02110
(Address of principal executive offices) (Zip code)
Caroline Hulme, Esq.
Mercer Investments LLC
99 High Street
Boston, MA 02110
(Name and Address of Agent for Service)
Registrant’s Telephone Number, including Area Code:
(617) 747‑9500
Date of Fiscal Year End: March 31, 2025
Date of Reporting Period: September 30, 2024

Item 1. Reports to Stockholders.
(a) The Report to Shareholders is attached herewith.
(b) Not Applicable

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Mercer US Small/Mid Cap Equity Fund	Class I / MSCQX
Semi-Annual Shareholder Report (September 30, 2024)
This semi-annual shareholder report contains important information about the Mercer US Small/Mid Cap Equity Fund (the “Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at www.mercer.com/mercer-funds-us-small-mid-cap. You can also request this information by contacting us at 1-888-887-0619.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer US Small/Mid Cap Equity Fund (Class I / MSCQX)	$35	0.71%
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets	$1,683,148,530

Total number of portfolio holdings	448

Portfolio turnover rate as of the end of the reporting period	20%
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total investments of the Fund.

Top Ten Holdings

BJ’s Wholesale Club Holdings, Inc.	1.3%

Comfort Systems USA, Inc.	1.0%

Texas Roadhouse, Inc.	1.0%

Bright Horizons Family Solutions, Inc.	1.0%

Ascendis Pharma AS	0.9%

Axon Enterprise, Inc.	0.9%

CyberArk Software Ltd.	0.8%

WEX, Inc.	0.8%

Kinsale Capital Group, Inc.	0.7%

Permian Resources Corp.	0.7%

Total	9.1%
Sector Allocation

Mercer Mutual Funds	1	continued>>

Availability of Additional Information
You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1-888-887-0619.

For additional information please scan the code for hosted material at www.mercer.com/mercer-funds-delegated-solutions.

Mercer Funds are distributed by MGI Funds Distributors, LLC

Mercer Mutual Funds	2

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Mercer US Small/Mid Cap Equity Fund	Class Y-3 / MSCGX
Semi-Annual Shareholder Report (September 30, 2024)
This semi-annual shareholder report contains important information about the Mercer US Small/Mid Cap Equity Fund (the “Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at www.mercer.com/mercer-funds-us-small-mid-cap. You can also request this information by contacting us at 1-888-887-0619.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer US Small/Mid Cap Equity Fund (Class Y-3 / MSCGX)	$23	0.46%
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets	$1,683,148,530

Total number of portfolio holdings	448

Portfolio turnover rate as of the end of the reporting period	20%
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total investments of the Fund.

Top Ten Holdings

BJ’s Wholesale Club Holdings, Inc.	1.3%

Comfort Systems USA, Inc.	1.0%

Texas Roadhouse, Inc.	1.0%

Bright Horizons Family Solutions, Inc.	1.0%

Ascendis Pharma AS	0.9%

Axon Enterprise, Inc.	0.9%

CyberArk Software Ltd.	0.8%

WEX, Inc.	0.8%

Kinsale Capital Group, Inc.	0.7%

Permian Resources Corp.	0.7%

Total	9.1%
Sector Allocation

Mercer Mutual Funds	1	continued>>

Availability of Additional Information
You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1-888-887-0619.

For additional information please scan the code for hosted material at www.mercer.com/mercer-funds-delegated-solutions.

Mercer Funds are distributed by MGI Funds Distributors, LLC

Mercer Mutual Funds	2

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Mercer Non-US Core Equity Fund	Class I / MNCSX
Semi-Annual Shareholder Report (September 30, 2024)
This semi-annual shareholder report contains important information about Mercer Non-US Core Equity Fund (the “Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at www.mercer.com/mercer-funds-non-us-core. You can also request this information by contacting us at 1-888-887-0619.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer Non-US Core Equity Fund (Class I / MNCSX)	$32	0.63%
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets	$4,052,944,309

Total number of portfolio holdings	854

Portfolio turnover rate as of the end of the reporting period	23%
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total investments of the Fund.

Top Ten Holdings

SAP SE	1.5%

TotalEnergies SE	1.3%

Roche Holding AG	1.3%

Novo Nordisk AS	1.3%

Schneider Electric SE	1.3%

Novartis AG	1.3%

Barclays PLC	0.9%

London Stock Exchange Group PLC	0.8%

CRH PLC	0.8%

Haleon PLC	0.8%

Total	11.3%

Sector Allocation

Geographic Allocation

Japan 20.7%
United States 11.2%
United Kingdom 9.5%
France 7.5%
Germany 7.4%
Switzerland 6.0%
Italy 4.7%
Netherlands 3.7%
Australia 3.5%
Spain 2.9%
China 2.6%
Sweden 2.2%
Denmark 2.2%
Canada 2.1%
Taiwan 1.6%
Hong Kong 1.2%
South Korea 1.0%
Finland 1.0%
Ireland 1.0%
Total of Countries less than 1.0% 4.9%
Cash Equivalence 3.1%

*	Less than 0.1%

Mercer Mutual Funds	1	continued>>

Availability of Additional Information
You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1-888-887-0619.

For additional information please scan the code for hosted material at www.mercer.com/mercer-funds-delegated-solutions.

Mercer Funds are distributed by MGI Funds Distributors, LLC

Mercer Mutual Funds	2

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Mercer Non-US Core Equity Fund	Class Y-3 / MNCEX
Semi-Annual Shareholder Report (September 30, 2024)
This semi-annual shareholder report contains important information about the Mercer Non-US Core Equity Fund (the “Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at www.mercer.com/mercer-funds-non-us-core. You can also request this information by contacting us at 1-888-887-0619.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer Non-US Core Equity Fund (Class Y-3 / MNCEX)	$19	0.38%
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets	$4,052,944,309

Total number of portfolio holdings	854

Portfolio turnover rate as of the end of the reporting period	23%
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total investments of the Fund.

Top Ten Holdings

SAP SE	1.5%

TotalEnergies SE	1.3%

Roche Holding AG	1.3%

Novo Nordisk AS	1.3%

Schneider Electric SE	1.3%

Novartis AG	1.3%

Barclays PLC	0.9%

London Stock Exchange Group PLC	0.8%

CRH PLC	0.8%

Haleon PLC	0.8%

Total	11.3%
Sector Allocation

Geographic Allocation

*	Less than 0.1%

Mercer Mutual Funds	1	continued>>

Availability of Additional Information
You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1-888-887-0619.

For additional information please scan the code for hosted material at www.mercer.com/mercer-funds-delegated-solutions.

Mercer Funds are distributed by MGI Funds Distributors, LLC

Mercer Mutual Funds	2

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Mercer Core Fixed Income Fund	Class I / MCFQX
Semi-Annual Shareholder Report (September 30, 2024)
This semi-annual shareholder report contains important information about Mercer Core Fixed Income Fund (the “Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at www.mercer.com/mercer-funds-core-fixed. You can also request this information by contacting us at 1-888-887-0619.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer Core Fixed Income Fund (Class I / MCFQX)	$19	0.39%
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets	$2,360,767,977

Total number of portfolio holdings	2,047

Portfolio turnover rate as of the end of the reporting period	50%
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total investments of the Fund.

     Asset Allocation

Maturity Days

*	Less than 0.1%

Mercer Mutual Funds	1	continued>>

Availability of Additional Information
You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1-888-887-0619.

For additional information please scan the code for hosted material at www.mercer.com/mercer-funds-delegated-solutions.

Mercer Funds are distributed by MGI Funds Distributors, LLC

Mercer Mutual Funds	2

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Mercer Core Fixed Income Fund	Class Y‑3 / MCFIX
Semi-Annual Shareholder Report (September 30, 2024)
This semi-annual shareholder report contains important information about Mercer Core Fixed Income Fund (the “Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at www.mercer.com/mercer-funds-core-fixed. You can also request this information by contacting us at 1-888-887-0619.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer Core Fixed Income Fund (Class Y‑3 / MCFIX)	$7	0.14%
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets	$2,360,767,977

Total number of portfolio holdings	2,047

Portfolio turnover rate as of the end of the reporting period	50%
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total investments of the Fund.

     Asset Allocation

Maturity Days

*	Less than 0.1%

Mercer Mutual Funds	1	continued>>

Availability of Additional Information
You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1-888-887-0619.

For additional information please scan the code for hosted material at www.mercer.com/mercer-funds-delegated-solutions.

Mercer Funds are distributed by MGI Funds Distributors, LLC

Mercer Mutual Funds	2

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Mercer Emerging Markets Equity Fund	Class I / MEMSX
Semi-Annual Shareholder Report (September 30, 2024)
This semi-annual shareholder report contains important information about Mercer Emerging Markets Equity Fund (the “Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at www.mercer.com/mercer-funds-emerging-markets. You can also request this information by contacting us at 1-888-887-0619.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer Emerging Markets Equity Fund (Class I / MEMSX)	$37	0.72%
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets	$1,130,113,913

Total number of portfolio holdings	331

Portfolio turnover rate as of the end of the reporting period	21%
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total investments of the Fund.

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%

Tencent Holdings Ltd.	3.4%

Vanguard FTSE Emerging Markets ETF	2.1%

iShares MSCI Emerging Markets ETF	2.1%

iShares Core MSCI Emerging Markets ETF	2.1%

Samsung Electronics Co. Ltd.	1.7%

HDFC Bank Ltd.	1.7%

MediaTek, Inc.	1.5%

SK Hynix, Inc.	1.4%

Cipla Ltd.	1.4%

Total	22.5%
Sector Allocation

Geographic Allocation

Mercer Mutual Funds	1	continued>>

Material and Other Fund Changes
On October 8, 2024, the Board of Trustees of the Fund approved the terminations of William Blair Investment Management, LLC, Origin Asset Management LLP, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited as sub-advisers to the Fund, and the hiring of Baillie Gifford Overseas Limited, Pzena Investment Management, Inc. and Robeco Institutional Asset Management US Inc. as new sub-advisers to the Fund. The terminations and hirings of these sub-advisers to the Fund were all completed prior to the date of this Report.
This is a summary of certain changes to the Fund’s sub-advisers. For more complete information, you may review the Fund’s prospectus, which is available at www.mercer.com/mercer-funds-delegated-solutions or request at 1-888-887-0619.
Availability of Additional Information
You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1-888-887-0619.

For additional information please scan the code for hosted material at www.mercer.com/mercer-funds-delegated-solutions.

Mercer Funds are distributed by MGI Funds Distributors, LLC

Mercer Mutual Funds	2

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Mercer Emerging Markets Equity Fund	Class Y-3 / MEMQX
Semi-Annual Shareholder Report (September 30, 2024)
This semi-annual shareholder report contains important information about Mercer Emerging Markets Equity Fund (the “Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at www.mercer.com/mercer-funds-emerging-markets. You can also request this information by contacting us at 1-888-887-0619.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer Emerging Markets Equity Fund (Class Y-3 / MEMQX)	$24	0.47%
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets	$1,130,113,913

Total number of portfolio holdings	331

Portfolio turnover rate as of the end of the reporting period	21%
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total investments of the Fund.

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%

Tencent Holdings Ltd.	3.4%

Vanguard FTSE Emerging Markets ETF	2.1%

iShares MSCI Emerging Markets ETF	2.1%

iShares Core MSCI Emerging Markets ETF	2.1%

Samsung Electronics Co. Ltd.	1.7%

HDFC Bank Ltd.	1.7%

MediaTek, Inc.	1.5%

SK Hynix, Inc.	1.4%

Cipla Ltd.	1.4%

Total	22.5%
Sector Allocation

Geographic Allocation

Mercer Mutual Funds	1	continued>>

Material and Other Fund Changes
On October 8, 2024, the Board of Trustees of the Fund approved the terminations of William Blair Investment Management, LLC, Origin Asset Management LLP, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited as sub-advisers to the Fund, and the hiring of Baillie Gifford Overseas Limited, Pzena Investment Management, Inc. and Robeco Institutional Asset Management US Inc. as new sub-advisers to the Fund. The terminations and hirings of these sub-advisers to the Fund were all completed prior to the date of this Report.
This is a summary of certain changes to the Fund’s sub-advisers. For more complete information, you may review the Fund’s prospectus, which is available at www.mercer.com/mercer-funds-delegated-solutions or request at 1-888-887-0619.
Availability of Additional Information
You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1-888-887-0619.

For additional information please scan the code for hosted material at www.mercer.com/mercer-funds-delegated-solutions.

Mercer Funds are distributed by MGI Funds Distributors, LLC

Mercer Mutual Funds	2

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Mercer Global Low Volatility Equity Fund	Class I / MGLSX
Semi-Annual Shareholder Report (September 30, 2024)
This semi-annual shareholder report contains important information about Mercer Global Low Volatility Equity Fund (the “Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at www.mercer.com/mercer-funds-global-low. You can also request this information by contacting us at 1-888-887-0619.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer Global Low Volatility Equity Fund (Class I / MGLSX)	$31	0.60%
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets	$461,227,240

Total number of portfolio holdings	255

Portfolio turnover rate as of the end of the reporting period	19%
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total investments of the Fund.

Top Ten Holdings

Microsoft Corp.	3.0%

Alphabet, Inc.	2.7%

Visa, Inc.	2.4%

Amazon.com, Inc.	1.9%

UnitedHealth Group, Inc.	1.5%

Philip Morris International, Inc.	1.5%

Automatic Data Processing, Inc.	1.3%

Intuit, Inc.	1.3%

Johnson & Johnson	1.2%

Booking Holdings, Inc.	1.2%

Total	18.0%
Sector Allocation

Geographic Allocation

Mercer Mutual Funds	1	continued>>

Availability of Additional Information
You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1-888-887-0619.

For additional information please scan the code for hosted material at www.mercer.com/mercer-funds-delegated-solutions.

Mercer Funds are distributed by MGI Funds Distributors, LLC

Mercer Mutual Funds	2

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Mercer Global Low Volatility Equity Fund	Class Y-3 / MGLVX
Semi-Annual Shareholder Report (September 30, 2024)
This semi-annual shareholder report contains important information about Mercer Global Low Volatility Equity Fund (the “Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at www.mercer.com/mercer-funds-global-low. You can also request this information by contacting us at 1-888-887-0619.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer Global Low Volatility Equity Fund (Class Y-3 / MGLVX)	$18	0.35%
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets	$461,227,240

Total number of portfolio holdings	255

Portfolio turnover rate as of the end of the reporting period	19%
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total investments of the Fund.

Top Ten Holdings

Microsoft Corp.	3.0%

Alphabet, Inc.	2.7%

Visa, Inc.	2.4%

Amazon.com, Inc.	1.9%

UnitedHealth Group, Inc.	1.5%

Philip Morris International, Inc.	1.5%

Automatic Data Processing, Inc.	1.3%

Intuit, Inc.	1.3%

Johnson & Johnson	1.2%

Booking Holdings, Inc.	1.2%

Total	18.0%
Sector Allocation

Geographic Allocation

Mercer Mutual Funds	1	continued>>

Availability of Additional Information
You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1-888-887-0619.

For additional information please scan the code for hosted material at www.mercer.com/mercer-funds-delegated-solutions.

Mercer Funds are distributed by MGI Funds Distributors, LLC

Mercer Mutual Funds	2

welcome to brighter

Mercer Opportunistic Fixed Income Fund	Class I / MOFTX
Semi-Annual Shareholder Report (September 30, 2024)
This semi-annual shareholder report contains important information about Mercer Opportunistic Fixed Income Fund (the “Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at www.mercer.com/mercer-funds-opportunistic-fixed. You can also request this information by contacting us at 1-888-887-0619.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer Opportunistic Fixed Income Fund (Class I / MOFTX)	$33	0.68%
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets	$1,954,052,049

Total number of portfolio holdings	1,481

Portfolio turnover rate as of the end of the reporting period	30%
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total investments of the Fund.

     Asset Allocation

Corporate Debt
38.8%
Sovereign Debt Obligations
35.1%
Bank Loans
10.4%
Mortgage Backed Securities - Private Issuers
5.6%
Asset Backed Securities
4.4%
U.S. Government and Agency Obligations
2.0%
Convertible Debt
0.4%
Common Stocks
0.0%*
Purchased Futures Options
0.0%*
Mortgage Backed Securities - U.S. Government Agency Obligations
0.0%*
Cash Equivalence
3.3%

Maturity Days

*	Less than 0.1%

Mercer Mutual Funds	1	continued>>

Material and Other Fund Changes
Effective July 31, 2024 the Fund has selected Bloomberg U.S. Aggregate Bond Index, replacing the ICE BofA Merrill Lynch Global High Yield 2% Constrained Index Unhedged, as its primary benchmark.
This is a summary of certain changes to the Fund’s primary benchmark. For more complete information, you may review the Fund’s prospectus, which is available at www.mercer.com/mercer-funds-delegated-solutions or request at 1‑888‑887‑0619
Availability of Additional Information
You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1-888-887-0619.

For additional information please scan the code for hosted material at www.mercer.com/mercer-funds-delegated-solutions.

Mercer Funds are distributed by MGI Funds Distributors, LLC

Mercer Mutual Funds	2

welcome to brighter

Mercer Opportunistic Fixed Income Fund	Class Y-3 / MOFIX
Semi-Annual Shareholder Report (September 30, 2024)
This semi-annual shareholder report contains important information about Mercer Opportunistic Fixed Income Fund (the “Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at www.mercer.com/mercer-funds-opportunistic-fixed. You can also request this information by contacting us at 1-888-887-0619.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer Opportunistic Fixed Income Fund (Class Y‑3 / MOFIX)	$21	0.43%
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets	$1,954,052,049

Total number of portfolio holdings	1,481

Portfolio turnover rate as of the end of the reporting period	30%
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total investments of the Fund.

     Asset Allocation

*	Less than 0.1%

Maturity Days

Mercer Mutual Funds	1	continued>>

Material and Other Fund Changes
Effective July 31, 2024 the Fund has selected Bloomberg U.S. Aggregate Bond Index, replacing the ICE BofA Merrill Lynch Global High Yield 2% Constrained Index Unhedged, as its primary benchmark.
This is a summary of certain changes to the Fund’s primary benchmark. For more complete information, you may review the Fund’s prospectus, which is available at www.mercer.com/mercer-funds-delegated-solutions or request at 1‑888‑887‑0619
Availability of Additional Information
You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1-888-887-0619.

For additional information please scan the code for hosted material at www.mercer.com/mercer-funds-delegated-solutions.

Mercer Funds are distributed by MGI Funds Distributors, LLC

Mercer Mutual Funds	2

welcome to brighter

Mercer Short Duration Fixed Income Fund	Class Y-3 / MSDYX
Semi-Annual Shareholder Report (September 30, 2024)
This semi-annual shareholder report contains important information about Mercer Short Duration Fixed Income Fund (the “Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at www.mercer.com/mercer-funds-short-duration. You can also request this information by contacting us at 1-888-887-0619.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mercer Short Duration Fixed Income Fund (Class Y‑3 / MSDYX)	$10	0.20%
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets	$56,483,300

Total number of portfolio holdings	515

Portfolio turnover rate as of the end of the reporting period	84%
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total investments of the Fund.

     Asset Allocation

Corporate Debt
41.3%
Asset Backed Securities
22.4%
U.S. Government and Agency Obligations
17.7%
Mortgage Backed Securities - Private Issuers
8.9%
Mortgage Backed Securities - U.S. Government Agency Obligations
5.3%
Bank Loans
3.9%
Cash Equivalence
0.5%

Maturity Days

Mercer Mutual Funds	1	continued>>

Availability of Additional Information
You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1-888-887-0619.

For additional information please scan the code for hosted material at www.mercer.com/mercer-funds-delegated-solutions.

Mercer Funds are distributed by MGI Funds Distributors, LLC

Mercer Mutual Funds	2

Item 2. Code of Ethics - Not applicable at semi-annual

Item 3. Audit Committee Financial Expert - Not applicable at semi-annual

Item 4. Principal Accountant Fees and Services - Not applicable at semi-annual

Item 5. Audit Committee of Listed Registrants - Not applicable at semi-annual

Item 6. Investments.

(a) The Schedule of Investments are filed under item 7 of this Form

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Statements are attached herewith.

Mercer FundsTM Semi-Annual Financial Statements and Other Information September 30, 2024

Mercer US Small/Mid Cap Equity Fund

Mercer Emerging Markets Equity Fund

Mercer Global Low Volatility Equity Fund

Mercer Non-US Core Equity Fund

Mercer Core Fixed Income Fund

Mercer Opportunistic Fixed Income Fund

Mercer Short Duration Fixed Income Fund

This report has been prepared for Mercer Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Mercer Funds prospectus. The prospectus contains more complete information about the Funds’ investment objectives, risks, and expenses. Investors are reminded to read the prospectus carefully before investing.

MERCER FUNDS

TABLE OF CONTENTS

Page

Schedules of Investments (N-CSR Item 6)	1

Statements of Assets and Liabilities (N-CSR Item 7(a))	178

Statements of Operations (N-CSR Item 7(a))	183

Statements of Changes in Net Assets (N-CSR Item 7(a))	186

Financial Highlights (N-CSR Item 7(b))	190

Notes to Financial Statements	203

Additional Information	239

N-CSR Item 8

N-CSR Item 9

N-CSR Item 10

N-CSR Item 11

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.8%

	Basic Materials — 1.6%

73,973	ATI, Inc.*	4,949,533

42,800	Chemours Co.	869,696

15,500	Eastman Chemical Co.	1,735,225

195,517	Element Solutions, Inc.	5,310,242

14,000	Ingevity Corp.*	546,000

39,900	Koppers Holdings, Inc.	1,457,547

48,900	Mosaic Co.	1,309,542

21,698	Quaker Chemical Corp.	3,655,896

2,000	Reliance, Inc.	578,420

39,163	RPM International, Inc.	4,738,723

11,400	Steel Dynamics, Inc.	1,437,312

		26,588,136

	Communications — 2.3%

47,900	AMC Networks, Inc. Class A*	416,251

48,000	Cargurus, Inc.*	1,441,440

58,645	Ciena Corp.*	3,611,946

22,051	ePlus, Inc.*	2,168,495

19,500	Expedia Group, Inc.*	2,886,390

13,928	F5, Inc.*	3,066,946

91,200	Fox Corp. Class A	3,860,496

89,600	Gen Digital, Inc.	2,457,728

20,100	Nexstar Media Group, Inc.	3,323,535

9,700	Preformed Line Products Co.	1,242,376

58,700	Roku, Inc.*	4,382,542

92,100	TEGNA, Inc.	1,453,338

156,367	TripAdvisor, Inc.*	2,265,758

24,926	Wix.com Ltd.*	4,166,879

49,815	Yelp, Inc.*	1,747,510

		38,491,630

	Consumer, Cyclical — 16.2%

29,618	Advance Auto Parts, Inc.(a)	1,154,806

51,700	Allison Transmission Holdings, Inc.	4,966,819

25,100	Autoliv, Inc.	2,343,587

7,900	AutoNation, Inc.*	1,413,468

250,615	BJ’s Wholesale Club Holdings, Inc.*	20,670,725

89,400	Bloomin’ Brands, Inc.	1,477,782

61,100	BorgWarner, Inc.	2,217,319

20,800	Brunswick Corp.	1,743,456

17,841	Burlington Stores, Inc.*	4,700,747

32,500	Capri Holdings Ltd.*	1,379,300

36,936	Carter’s, Inc.	2,400,101

11,997	Casey’s General Stores, Inc.	4,507,393

14,275	Cavco Industries, Inc.*	6,113,126

68,307	Churchill Downs, Inc.	9,235,789

26,661	Columbia Sportswear Co.(a)	2,217,929

12,100	Crocs, Inc.*	1,752,201

See accompanying Notes to the Financial Statements.	1

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Consumer, Cyclical — continued

9,200	Dick’s Sporting Goods, Inc.	1,920,040

41,943	Dorman Products, Inc.*	4,744,592

30,718	Freshpet, Inc.*	4,201,301

101,984	GCI Liberty, Inc.*(b)(c)	—

23,500	Genesco, Inc.*	638,495

114,835	Gentex Corp.	3,409,451

49,416	Gentherm, Inc.*	2,300,315

28,100	GMS, Inc.*	2,545,017

102,000	Goodyear Tire & Rubber Co.*	902,700

20,699	Group 1 Automotive, Inc.	7,928,545

56,889	Guess?, Inc.(a)	1,145,176

54,700	Harley-Davidson, Inc.	2,107,591

47,600	Haverty Furniture Cos., Inc.	1,307,572

14,500	Jack in the Box, Inc.(a)	674,830

26,900	Kohl’s Corp.(a)	567,590

61,300	La-Z-Boy, Inc.	2,631,609

29,947	LGI Homes, Inc.*	3,549,318

107,290	Life Time Group Holdings, Inc.*	2,620,022

49,689	Light & Wonder, Inc.*	4,508,283

23,005	Lithia Motors, Inc.	7,307,308

201,606	LKQ Corp.	8,048,111

40,620	M/I Homes, Inc.*	6,960,643

94,700	Macy’s, Inc.	1,485,843

110,300	Mattel, Inc.*	2,101,215

47,200	MGM Resorts International*	1,845,048

96,500	MillerKnoll, Inc.	2,389,340

40,100	Movado Group, Inc.	745,860

17,128	Murphy USA, Inc.	8,441,877

39,500	ODP Corp.*	1,175,125

22,563	Ollie’s Bargain Outlet Holdings, Inc.*	2,193,124

239,696	OPENLANE, Inc.*	4,046,068

83,640	Papa John’s International, Inc.(a)	4,505,687

13,580	Phinia, Inc.	625,087

38,716	Polaris, Inc.	3,222,720

33,500	PulteGroup, Inc.	4,808,255

25,100	PVH Corp.	2,530,833

73,083	Red Rock Resorts, Inc. Class A	3,978,639

81,900	Sally Beauty Holdings, Inc.*	1,111,383

36,400	ScanSource, Inc.*	1,748,292

43,530	SharkNinja, Inc.	4,732,146

53,810	SiteOne Landscape Supply, Inc.*	8,120,467

66,926	Skechers USA, Inc. Class A*	4,478,688

132,890	Tapestry, Inc.	6,243,172

89,217	Texas Roadhouse, Inc.	15,755,722

63,140	Toll Brothers, Inc.	9,754,499

168,965	Tri Pointe Homes, Inc.*	7,655,804

43,536	UniFirst Corp.	8,648,426

33,800	United Airlines Holdings, Inc.*	1,928,628

52,243	United Parks & Resorts, Inc.*(a)	2,643,496

2	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Consumer, Cyclical — continued

25,285	Vail Resorts, Inc.	4,406,923

71,800	Wabash National Corp.	1,377,842

21,160	WESCO International, Inc.	3,554,457

17,700	Whirlpool Corp.	1,893,900

9,800	Williams-Sonoma, Inc.	1,518,216

10,410	Wingstop, Inc.	4,331,393

		272,311,232

	Consumer, Non-cyclical — 23.9%

59,400	ABM Industries, Inc.	3,133,944

95,327	Acadia Healthcare Co., Inc.*	6,044,685

157,500	ACCO Brands Corp.	861,525

119,000	Albertsons Cos., Inc. Class A	2,199,120

551,615	Alight, Inc. Class A*	4,081,951

105,514	Alkermes PLC*	2,953,337

139,301	API Group Corp.*	4,599,719

99,880	Ascendis Pharma AS, ADR*	14,913,083

157,680	Avantor, Inc.*	4,079,182

30,027	Avery Dennison Corp.	6,628,761

60,478	Azenta, Inc.*	2,929,554

133,315	Bausch & Lomb Corp.*(a)	2,571,646

65,000	Baxter International, Inc.	2,468,050

19,068	Bio-Rad Laboratories, Inc. Class A*	6,379,771

29,376	Booz Allen Hamilton Holding Corp.	4,781,238

110,051	Bright Horizons Family Solutions, Inc.*	15,421,447

27,900	Bunge Global SA	2,696,256

40,895	Cimpress PLC*	3,350,118

348,112	Clarivate PLC*(a)	2,471,595

18,089	Colliers International Group, Inc.	2,746,091

52,900	Conagra Brands, Inc.	1,720,308

401,355	CoreCivic, Inc.*	5,077,141

5,000	Corpay, Inc.*	1,563,800

36,650	Cytokinetics, Inc.*	1,935,120

13,600	DaVita, Inc.*	2,229,448

60,000	Deluxe Corp.	1,169,400

314,358	Dun & Bradstreet Holdings, Inc.	3,618,261

8,160	elf Beauty, Inc.*	889,685

149,084	Embecta Corp.	2,102,084

43,584	Enovis Corp.*	1,876,291

19,669	Euronet Worldwide, Inc.*	1,951,755

92,464	EVERTEC, Inc.	3,133,605

124,400	Exelixis, Inc.*	3,228,180

216,980	Flywire Corp.*	3,556,302

13,085	FTI Consulting, Inc.*	2,977,623

34,432	Glaukos Corp.*	4,485,801

68,462	Globus Medical, Inc. Class A*	4,897,772

19,048	Grand Canyon Education, Inc.*	2,701,959

91,424	GXO Logistics, Inc.*	4,760,448

44,200	H&R Block, Inc.	2,808,910

See accompanying Notes to the Financial Statements.	3

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Consumer, Non-cyclical — continued

66,945	Halozyme Therapeutics, Inc.*	3,831,932

50,247	HealthEquity, Inc.*	4,112,717

12,900	Henry Schein, Inc.*	940,410

65,700	Herbalife Ltd.*(a)	472,383

41,180	Hologic, Inc.*	3,354,523

43,500	Incyte Corp.*	2,875,350

52,207	Ingles Markets, Inc. Class A	3,894,642

29,900	Ingredion, Inc.	4,109,157

100,809	Insmed, Inc.*	7,359,057

24,960	Insulet Corp.*	5,809,440

70,656	Integer Holdings Corp.*	9,185,280

94,608	Intra-Cellular Therapies, Inc.*	6,922,467

211,092	Ironwood Pharmaceuticals, Inc.*	869,699

67,621	Jazz Pharmaceuticals PLC*	7,533,656

20,518	Lancaster Colony Corp.	3,622,863

51,280	Lantheus Holdings, Inc.*	5,627,980

242,783	Laureate Education, Inc.	4,032,626

102,040	Legend Biotech Corp., ADR*	4,972,409

33,000	ManpowerGroup, Inc.	2,426,160

8,608	MarketAxess Holdings, Inc.	2,205,370

299,290	Marqeta, Inc. Class A*	1,472,507

47,880	Masimo Corp.*	6,383,840

7,472	Medpace Holdings, Inc.*	2,494,154

52,368	Merit Medical Systems, Inc.*	5,175,529

157,537	Molson Coors Beverage Co. Class B	9,061,528

105,671	Myriad Genetics, Inc.*	2,894,329

53,971	Natera, Inc.*	6,851,619

51,710	Neurocrine Biosciences, Inc.*	5,958,026

190,687	Nomad Foods Ltd.	3,634,494

221,180	Option Care Health, Inc.*	6,922,934

113,900	Organon & Co.	2,178,907

106,843	Patterson Cos., Inc.	2,333,451

23,401	Paylocity Holding Corp.*	3,860,463

14,870	Penumbra, Inc.*	2,889,390

91,200	Perdoceo Education Corp.	2,028,288

107,682	Performance Food Group Co.*	8,439,038

22,800	Prestige Consumer Healthcare, Inc.*	1,643,880

91,462	PROCEPT BioRobotics Corp.*	7,327,935

41,700	PROG Holdings, Inc.	2,022,033

37,800	Quanex Building Products Corp.	1,048,950

64,411	Rentokil Initial PLC, ADR(a)	1,605,766

151,741	Rocket Pharmaceuticals, Inc.*	2,802,656

325,737	Roivant Sciences Ltd.*(a)	3,759,005

53,617	Select Medical Holdings Corp.	1,869,625

43,100	Shift4 Payments, Inc. Class A*(a)	3,818,660

86,987	Smith & Nephew PLC, ADR(a)	2,708,775

41,700	SpartanNash Co.	934,497

10,600	Sprouts Farmers Market, Inc.*	1,170,346

102,688	Tandem Diabetes Care, Inc.*	4,354,998

4	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Consumer, Non-cyclical — continued

45,182	TransUnion	4,730,555

26,021	United Therapeutics Corp.*	9,324,625

14,100	Universal Health Services, Inc. Class B	3,229,041

61,200	Upbound Group, Inc.	1,957,788

89,055	Valvoline, Inc.*	3,726,952

49,830	Vaxcyte, Inc.*	5,694,074

58,647	Vericel Corp.*	2,477,836

69,586	Viad Corp.*	2,493,266

198,700	Viatris, Inc.	2,306,907

28,510	Viking Therapeutics, Inc.*(a)	1,804,968

60,101	WEX, Inc.*	12,604,983

203,519	WillScot Holdings Corp.*	7,652,314

		401,802,019

	Energy — 3.9%

37,200	APA Corp.	909,912

40,400	California Resources Corp.(a)	2,119,788

147,517	ChampionX Corp.	4,447,638

9,600	Chord Energy Corp.	1,250,208

118,300	CNX Resources Corp.*	3,853,031

141,940	Delek U.S. Holdings, Inc.	2,661,375

124,638	Expro Group Holdings NV*	2,140,034

63,200	Helmerich & Payne, Inc.	1,922,544

122,207	HF Sinclair Corp.	5,446,766

28,000	Liberty Energy, Inc.(a)	534,520

274,210	Magnolia Oil & Gas Corp. Class A(a)	6,696,208

111,160	Matador Resources Co.	5,493,527

75,025	Murphy Oil Corp.	2,531,343

175,601	NOV, Inc.	2,804,348

94,677	Ovintiv, Inc.	3,627,076

827,798	Permian Resources Corp.	11,266,331

76,848	SM Energy Co.	3,071,615

122,280	TechnipFMC PLC	3,207,404

10,298	Vitesse Energy, Inc.	247,358

37,135	Warrior Met Coal, Inc.	2,372,927

		66,603,953

	Financial — 17.4%

46,904	Agree Realty Corp., REIT	3,533,278

40,400	Ally Financial, Inc.	1,437,836

81,800	American Assets Trust, Inc., REIT	2,185,696

44,750	Annaly Capital Management, Inc., REIT(a)	898,132

42,500	Apple Hospitality REIT, Inc., REIT	631,125

104,300	ARES Capital Corp.	2,184,042

84,400	Associated Banc-Corp.	1,817,976

24,917	Assured Guaranty Ltd.	1,981,400

87,081	Atlantic Union Bankshares Corp.	3,280,341

103,159	Axis Capital Holdings Ltd.	8,212,488

60,004	Axos Financial, Inc.*	3,773,052

See accompanying Notes to the Financial Statements.	5

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Financial — continued

35,400	Bank of NT Butterfield & Son Ltd.	1,305,552

145,100	Blue Owl Capital Corp.	2,114,107

336,653	Blue Owl Capital, Inc.(a)	6,517,602

177,700	Brandywine Realty Trust, REIT	966,688

80,900	Brixmor Property Group, Inc., REIT	2,253,874

6,897	C&F Financial Corp.	402,440

301,646	Cannae Holdings, Inc.	5,749,373

31,000	Cathay General Bancorp	1,331,450

33,100	Chimera Investment Corp., REIT	523,973

67,300	Citizens Financial Group, Inc.	2,764,011

154,000	City Office REIT, Inc., REIT	899,360

64,400	CNA Financial Corp.	3,151,736

141,500	CNO Financial Group, Inc.	4,966,650

36,200	Comerica, Inc.	2,168,742

31,435	East West Bancorp, Inc.	2,600,932

18,827	EastGroup Properties, Inc., REIT	3,517,260

37,300	Employers Holdings, Inc.	1,789,281

52,800	EPR Properties, REIT	2,589,312

29,500	Equitable Holdings, Inc.	1,239,885

24,300	Essent Group Ltd.	1,562,247

39,776	Federated Hermes, Inc.	1,462,564

29,900	Fidelity National Financial, Inc.	1,855,594

15,700	Fifth Third Bancorp	672,588

35,500	Financial Institutions, Inc.	904,185

90,100	First BanCorp	1,907,417

62,100	First Busey Corp.	1,615,842

63,800	First Commonwealth Financial Corp.	1,094,170

247,400	First Horizon Corp.	3,842,122

45,700	FNB Corp.	644,827

209,166	Franklin Street Properties Corp., REIT	370,224

44,160	FTAI Aviation Ltd.	5,868,864

827,755	Genworth Financial, Inc. Class A*	5,670,122

58,082	Glacier Bancorp, Inc.	2,654,347

17,100	Globe Life, Inc.	1,811,061

40,650	Hamilton Lane, Inc. Class A	6,845,053

28,700	Hancock Whitney Corp.	1,468,579

106,812	Hanmi Financial Corp.	1,986,703

131,494	Healthpeak Properties, Inc., REIT	3,007,268

32,800	Heritage Insurance Holdings, Inc.*	401,472

75,500	Highwoods Properties, Inc., REIT	2,530,005

83,300	Hope Bancorp, Inc.	1,046,248

86,500	Horizon Bancorp, Inc.	1,345,075

197,400	Host Hotels & Resorts, Inc., REIT	3,474,240

73,800	Independent Bank Corp.	2,461,230

64,000	Industrial Logistics Properties Trust, REIT	304,640

66,549	Jefferies Financial Group, Inc.	4,096,091

216,714	KeyCorp	3,629,959

44,400	Kilroy Realty Corp., REIT	1,718,280

24,222	Kinsale Capital Group, Inc.	11,277,037

6	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Financial — continued

71,600	Kite Realty Group Trust, REIT	1,901,696

37,700	Lincoln National Corp.	1,187,927

22,133	LPL Financial Holdings, Inc.	5,148,800

46,082	McGrath RentCorp	4,851,513

135,300	MGIC Investment Corp.	3,463,680

54,649	National Storage Affiliates Trust, REIT	2,634,082

139,500	Navient Corp.	2,174,805

199,800	New Mountain Finance Corp.	2,393,604

57,200	Oaktree Specialty Lending Corp.	932,932

81,808	OceanFirst Financial Corp.	1,520,811

54,000	OFG Bancorp	2,425,680

70,700	Old Republic International Corp.	2,504,194

35,700	Omega Healthcare Investors, Inc., REIT	1,452,990

16,400	OneMain Holdings, Inc.	771,948

333,663	P10, Inc. Class A(a)	3,573,531

195,700	Piedmont Office Realty Trust, Inc., REIT Class A	1,976,570

58,323	Pinnacle Financial Partners, Inc.	5,713,904

27,709	Piper Sandler Cos.	7,864,091

25,500	Popular, Inc.	2,556,885

15,600	Preferred Bank	1,251,900

168,399	Radian Group, Inc.	5,841,761

72,100	Regions Financial Corp.	1,682,093

29,582	Reinsurance Group of America, Inc.	6,445,030

97,100	Sabra Health Care REIT, Inc., REIT	1,807,031

104,400	Service Properties Trust, REIT	476,064

93,994	StepStone Group, Inc. Class A	5,341,679

43,941	Stifel Financial Corp.	4,126,060

68,099	Sun Communities, Inc., REIT	9,203,580

56,200	Synchrony Financial	2,803,256

22,300	Tanger, Inc., REIT	739,914

36,937	Tradeweb Markets, Inc. Class A	4,567,999

25,643	UMB Financial Corp.	2,695,336

172,600	Uniti Group, Inc., REIT	973,464

20,100	Universal Insurance Holdings, Inc.	445,416

77,500	Unum Group	4,606,600

127,700	Valley National Bancorp	1,156,962

58,500	Veritex Holdings, Inc.	1,539,720

48,700	Victory Capital Holdings, Inc. Class A	2,697,980

77,149	Voya Financial, Inc.	6,111,744

129,900	Western Union Co.	1,549,707

5,973	White Mountains Insurance Group Ltd.	10,131,403

39,131	Wintrust Financial Corp.	4,246,887

54,300	Zions Bancorp NA	2,564,046

		292,370,923

	Government — 0.1%

58,816	Banco Latinoamericano de Comercio Exterior SA	1,910,932

See accompanying Notes to the Financial Statements.	7

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Industrial — 18.2%

9,000	Acuity Brands, Inc.	2,478,510

36,716	Advanced Energy Industries, Inc.	3,863,992

44,200	AGCO Corp.	4,325,412

361,975	Air Transport Services Group, Inc.*	5,860,375

42,100	Apogee Enterprises, Inc.	2,947,631

17,617	AptarGroup, Inc.	2,822,067

11,500	ArcBest Corp.	1,247,175

27,092	Argan, Inc.	2,747,941

20,237	Armstrong World Industries, Inc.	2,659,749

26,450	Arrow Electronics, Inc.*	3,513,353

79,263	Atkore, Inc.	6,716,747

36,348	Axon Enterprise, Inc.*	14,524,661

66,431	AZEK Co., Inc.*	3,108,971

78,600	Berry Global Group, Inc.	5,343,228

21,600	Boise Cascade Co.	3,045,168

21,000	Builders FirstSource, Inc.*	4,071,060

45,113	BWX Technologies, Inc.	4,903,783

22,136	Casella Waste Systems, Inc. Class A*	2,202,311

18,990	Chart Industries, Inc.*(a)	2,357,419

551,733	CNH Industrial NV	6,124,236

101,665	Cognex Corp.	4,117,432

79,717	Columbus McKinnon Corp.	2,869,812

42,967	Comfort Systems USA, Inc.	16,772,168

9,500	Covenant Logistics Group, Inc.	501,980

21,975	Eagle Materials, Inc.	6,321,109

35,285	Exponent, Inc.	4,067,655

49,709	Federal Signal Corp.	4,645,803

224,360	Flex Ltd.*	7,500,355

356,570	Gates Industrial Corp. PLC*	6,257,803

24,385	Generac Holdings, Inc.*	3,874,289

46,015	Gibraltar Industries, Inc.*	3,217,829

21,300	Greif, Inc. Class A	1,334,658

22,500	Griffon Corp.	1,575,000

91,049	Hexcel Corp.	5,629,560

10,648	Hubbell, Inc.	4,561,071

8,300	Huntington Ingalls Industries, Inc.	2,194,354

46,727	IDEX Corp.	10,022,941

63,084	ITT, Inc.	9,431,689

36,000	Jabil, Inc.	4,313,880

56,181	Knife River Corp.*	5,022,020

32,188	Lincoln Electric Holdings, Inc.	6,180,740

36,427	Loar Holdings, Inc.*(a)	2,717,090

14,700	Mohawk Industries, Inc.*	2,361,996

14,539	Moog, Inc. Class A	2,937,169

73,000	Mueller Industries, Inc.	5,409,300

20,888	Nordson Corp.	5,485,815

64,000	O-I Glass, Inc.*	839,680

26,000	Oshkosh Corp.	2,605,460

20,500	Owens Corning	3,618,660

8	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Industrial — continued

32,800	Primoris Services Corp.	1,905,024

30,376	RBC Bearings, Inc.*	9,093,967

25,620	Regal Rexnord Corp.	4,249,846

27,400	Ryder System, Inc.	3,994,920

26,600	Ryerson Holding Corp.	529,606

10,131	Saia, Inc.*	4,429,881

28,600	Sanmina Corp.*	1,957,670

96,522	Schneider National, Inc. Class B	2,754,738

12,830	Scorpio Tankers, Inc.	914,779

18,492	Simpson Manufacturing Co., Inc.	3,536,965

10,700	Snap-on, Inc.	3,099,897

144,993	Summit Materials, Inc. Class A*	5,659,077

78,175	TD SYNNEX Corp.	9,387,254

127,085	Tetra Tech, Inc.	5,993,329

59,200	Textron, Inc.	5,243,936

18,700	Timken Co.	1,576,223

36,729	Toro Co.	3,185,506

51,916	TriMas Corp.	1,325,415

63,472	Trimble, Inc.*	3,940,976

38,960	Universal Logistics Holdings, Inc.	1,679,566

45,290	Vertiv Holdings Co. Class A	4,505,902

139,180	Vontier Corp.	4,695,933

60,900	World Kinect Corp.	1,882,419

		306,793,936

	Technology — 9.8%

26,290	ACI Worldwide, Inc.*	1,338,161

25,299	Alkami Technology, Inc.*	797,930

232,111	Allegro MicroSystems, Inc.*	5,408,186

32,800	Amdocs Ltd.	2,869,344

76,900	Amkor Technology, Inc.	2,353,140

62,980	Astera Labs, Inc.*	3,299,522

440,764	CCC Intelligent Solutions Holdings, Inc.*	4,870,442

176,659	Clearwater Analytics Holdings, Inc. Class A*	4,460,640

29,500	CSG Systems International, Inc.	1,435,175

45,425	CyberArk Software Ltd.*	13,246,384

38,940	Descartes Systems Group, Inc.*	4,009,262

76,400	Dropbox, Inc. Class A*	1,942,852

80,890	Dynatrace, Inc.*	4,325,188

44,371	Entegris, Inc.	4,993,069

59,651	ExlService Holdings, Inc.*	2,275,686

37,239	Globant SA*	7,378,535

15,060	Guidewire Software, Inc.*	2,755,076

56,441	KBR, Inc.	3,676,002

161,331	Kyndryl Holdings, Inc.*	3,707,386

79,079	MACOM Technology Solutions Holdings, Inc.*	8,798,330

23,442	Manhattan Associates, Inc.*	6,596,110

23,744	MKS Instruments, Inc.	2,581,210

21,500	Monday.com Ltd.*	5,972,055

See accompanying Notes to the Financial Statements.	9

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Technology — continued

12,690	MongoDB, Inc.*	3,430,742

21,700	NCR Atleos Corp.*	619,101

169,270	NCR Voyix Corp.*	2,296,994

17,104	Nova Ltd.*	3,563,447

40,861	Parsons Corp.*	4,236,469

43,500	Photronics, Inc.*	1,077,060

208,500	Playtika Holding Corp.	1,651,320

46,955	Power Integrations, Inc.	3,010,755

121,113	Privia Health Group, Inc.*	2,205,468

50,494	Procore Technologies, Inc.*	3,116,490

21,940	PTC, Inc.*	3,963,680

113,760	Samsara, Inc. Class A*	5,474,131

210,380	SentinelOne, Inc. Class A*	5,032,290

44,685	Silicon Laboratories, Inc.*	5,164,245

12,300	Skyworks Solutions, Inc.	1,214,871

107,300	SMART Global Holdings, Inc.*(a)	2,247,935

11,672	SPS Commerce, Inc.*	2,266,352

6,623	Tyler Technologies, Inc.*	3,865,978

75,120	Veeco Instruments, Inc.*	2,488,726

37,689	Workiva, Inc.*	2,981,954

107,700	Xerox Holdings Corp.(a)	1,117,926

12,055	Zebra Technologies Corp. Class A*	4,464,208

		164,579,827

	Utilities — 2.4%

33,432	IDACORP, Inc.	3,446,505

24,700	National Fuel Gas Co.	1,497,067

89,182	Northwestern Energy Group, Inc.	5,102,994

39,200	NRG Energy, Inc.	3,571,120

69,604	Portland General Electric Co.	3,334,031

57,393	Southwest Gas Holdings, Inc.	4,233,308

50,611	Talen Energy Corp.*	9,020,905

109,282	TXNM Energy, Inc.	4,783,273

52,667	Vistra Corp.	6,243,146

		41,232,349

	TOTAL COMMON STOCKS (COST $1,301,194,083)	1,612,684,937

10	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT — 0.3%

	Mutual Fund - Securities Lending Collateral — 0.3%

4,883,699	State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(d)(e)	4,883,699

	TOTAL SHORT-TERM INVESTMENT (COST $4,883,699)	4,883,699

	TOTAL INVESTMENTS — 96.1% (Cost $1,306,077,782)	1,617,568,636

	Other Assets and Liabilities (net) — 3.9%	65,579,894

	NET ASSETS — 100.0%	$1,683,148,530

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.

(c)

Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2024 was $0.

(d)	The rate disclosed is the 7-day net yield as of September 30, 2024.

(e)	Represents an investment of securities lending cash collateral.

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)

Buys

230	Russell 2000 E-mini Index	Dec 2024	$25,865,800	$376,656

96	S&P Mid 400 E-mini Index	Dec 2024	30,226,560	732,422

				$1,109,078

Abbreviations

ADR	—	American Depository Receipt

REIT	—	Real Estate Investment Trust

See accompanying Notes to the Financial Statements.	11

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets

Common Stocks	95.8

Futures Contracts	0.1

Short-Term Investment	0.3

Other Assets and Liabilities (net)	3.8

100.0%

12	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 86.9%

	Brazil — 5.5%

1,003,600	B3 SA - Brasil Bolsa Balcao	1,973,733

1,526,179	Banco Bradesco SA	3,668,457

390,600	Banco BTG Pactual SA	2,386,291

242,200	Banco do Brasil SA	1,208,821

217,900	BB Seguridade Participacoes SA	1,420,443

391,000	BRF SA*	1,698,033

74,122	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,230,422

3,908,550	Dexco SA	6,136,491

597,014	Itau Unibanco Holding SA, ADR	3,970,143

764,900	Lojas Renner SA	2,536,651

4,645	MercadoLibre, Inc.*	9,531,354

2,091,794	Raia Drogasil SA	9,791,000

704,700	TIM SA	2,423,708

324,000	TOTVS SA	1,699,189

1,296,600	WEG SA	12,949,810

		62,624,546

	Canada — 0.7%

61,680	Franco-Nevada Corp.	7,663,740

	Chile — 0.2%

195,360	Cia Cervecerias Unidas SA, ADR(a)	2,272,037

	China — 24.8%

85,100	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	217,113

25,324	3peak, Inc. Class A *	364,406

4,499,800	Agricultural Bank of China Ltd. Class H	2,120,279

89,000	Airtac International Group	2,567,646

639,391	Alibaba Group Holding Ltd.	9,054,781

41,600	Alibaba Group Holding Ltd., ADR	4,414,592

38,200	Anjoy Foods Group Co. Ltd. Class A	540,869

168,480	Anker Innovations Technology Co. Ltd. Class A	2,013,759

287,200	ANTA Sports Products Ltd.	3,492,248

25,520	APT Medical, Inc. Class A	1,489,094

145,637	Autohome, Inc., ADR	4,750,679

92,768	Bafang Electric Suzhou Co. Ltd. Class A	278,723

395,550	Baidu, Inc. Class A *	5,377,545

34,225	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	526,831

2,374	Beijing Kingsoft Office Software, Inc. Class A	90,140

80,080	Beijing Roborock Technology Co. Ltd. Class A	3,172,109

238,320	Beijing Tiantan Biological Products Corp. Ltd. Class A	853,945

38,600	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	812,426

4,346,600	China Construction Bank Corp. Class H	3,290,378

1,059,000	China Hongqiao Group Ltd.	1,766,931

2,247,200	China International Capital Corp. Ltd. Class H (a)	4,021,381

167,537	China Jushi Co. Ltd. Class A	280,816

294,600	China Literature Ltd.*(a)	1,228,843

113,000	China Longyuan Power Group Corp. Ltd. Class H	102,562

See accompanying Notes to the Financial Statements.	13

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	China — continued

1,484,335	China Mengniu Dairy Co. Ltd.	3,573,488

1,156,500	China Merchants Bank Co. Ltd. Class H	5,739,694

2,242,000	China Oilfield Services Ltd. Class H	2,063,766

1,554,000	China Petroleum & Chemical Corp. Class H	968,312

1,076,000	China Power International Development Ltd.(a)	513,931

868,000	China Resources Beer Holdings Co. Ltd.	3,799,421

116,300	China Resources Gas Group Ltd.	469,392

177,804	Contemporary Amperex Technology Co. Ltd. Class A	6,383,468

490,000	COSCO SHIPPING Holdings Co. Ltd. Class H	822,607

638,000	CSPC Pharmaceutical Group Ltd.	496,930

360,078	East Money Information Co. Ltd. Class A	1,041,830

39,000	Eastroc Beverage Group Co. Ltd. Class A	1,506,281

424,000	ENN Energy Holdings Ltd.	3,277,914

147,200	Eoptolink Technology, Inc. Ltd. Class A	2,726,812

142,002	Foshan Haitian Flavouring & Food Co. Ltd. Class A	974,934

384,100	Fuyao Glass Industry Group Co. Ltd. Class A	3,186,189

121,600	Fuyao Glass Industry Group Co. Ltd. Class H	817,972

2,459,500	Great Wall Motor Co. Ltd. Class H	4,591,278

152,000	Gree Electric Appliances, Inc. of Zhuhai Class A	1,038,594

227,900	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	512,248

862,200	Haier Smart Home Co. Ltd. Class H	3,463,230

266,000	Hangcha Group Co. Ltd. Class A	824,224

194,100	Hangzhou First Applied Material Co. Ltd. Class A	488,563

753,000	Hangzhou Robam Appliances Co. Ltd. Class A	2,487,784

678,300	Hangzhou Tigermed Consulting Co. Ltd. Class H (a)	3,501,748

78,300	Henan Pinggao Electric Co. Ltd. Class A	233,803

23,400	Hithink RoyalFlush Information Network Co. Ltd. Class A	644,725

173,760	Hongfa Technology Co. Ltd. Class A	806,130

89,000	Huali Industrial Group Co. Ltd. Class A	937,556

771,864	Huaming Power Equipment Co. Ltd. Class A	1,954,936

878,000	Industrial & Commercial Bank of China Ltd. Class H	524,483

160,000	Innovent Biologics, Inc.*	970,196

18,039	JD.com, Inc., ADR	721,560

277,750	JD.com, Inc. Class A	5,975,156

118,100	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,060,461

445,475	Jiayou International Logistics Co. Ltd. Class A	1,440,662

67,015	KE Holdings, Inc., ADR	1,334,269

61,674	Kingsemi Co. Ltd. Class A	728,281

91,600	Kingsoft Corp. Ltd.	348,475

111,000	Kuaishou Technology*	783,824

1,291	Kweichow Moutai Co. Ltd. Class A	321,641

123,200	Luxshare Precision Industry Co. Ltd. Class A	763,141

349,600	Maoyan Entertainment*(a)	389,320

479,450	Meituan Class B *	10,616,724

234,594	Midea Group Co. Ltd. Class A	2,543,182

22,900	MINISO Group Holding Ltd., ADR(a)	401,666

583,100	NARI Technology Co. Ltd. Class A	2,299,622

96,300	NetEase, Inc.	1,865,871

87,200	New Oriental Education & Technology Group, Inc.	696,028

14	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	China — continued

3,010	New Oriental Education & Technology Group, Inc., ADR	228,278

75,000	Ningbo Deye Technology Co. Ltd. Class A	1,086,929

403,400	Ningbo Sanxing Medical Electric Co. Ltd. Class A	2,006,047

65,866	PDD Holdings, Inc., ADR*	8,879,395

4,204,200	PetroChina Co. Ltd. Class H	3,431,558

81,990	Ping An Insurance Group Co. of China Ltd. Class A	667,153

1,030,000	Ping An Insurance Group Co. of China Ltd. Class H	6,650,080

226,000	Pop Mart International Group Ltd.	1,549,340

90,900	Proya Cosmetics Co. Ltd. Class A	1,426,317

33,041	Pylon Technologies Co. Ltd. Class A	237,867

155,000	Remegen Co. Ltd. Class H *(a)	341,229

724,200	Sailun Group Co. Ltd. Class A	1,655,645

266,800	Shaanxi Coal Industry Co. Ltd. Class A	1,048,780

381,750	Shandong Gold Mining Co. Ltd. Class H	860,074

319,500	Shandong Sinocera Functional Material Co. Ltd. Class A	915,316

1,456,000	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,053,456

546,000	Shanjin International Gold Co. Ltd. Class A	1,448,249

204,500	Shenzhou International Group Holdings Ltd.	1,857,416

135,378	Sieyuan Electric Co. Ltd. Class A	1,425,925

292,120	Sungrow Power Supply Co. Ltd. Class A	4,146,080

226,300	Sunny Optical Technology Group Co. Ltd.	1,675,217

248,000	Suofeiya Home Collection Co. Ltd. Class A	641,200

175,533	Suzhou TFC Optical Communication Co. Ltd. Class A	2,514,369

623,700	Tencent Holdings Ltd.	35,699,649

244,200	Tencent Music Entertainment Group, ADR	2,942,610

2,038,000	Tingyi Cayman Islands Holding Corp.	2,943,851

106,600	Trip.com Group Ltd.*	6,738,410

97,301	Trip.com Group Ltd., ADR*	5,782,598

275,197	Venustech Group, Inc. Class A	674,254

74,205	Willfar Information Technology Co. Ltd. Class A	467,476

514,787	WUS Printed Circuit Kunshan Co. Ltd. Class A	2,946,629

32,500	WuXi AppTec Co. Ltd. Class A	242,542

55,000	WuXi AppTec Co. Ltd. Class H	386,611

413,000	Wuxi Biologics Cayman, Inc.*	930,480

1,510,800	Xiaomi Corp. Class B *	4,376,312

3,011,000	Xinyi Glass Holdings Ltd.(a)	3,589,554

3,782,000	Xinyi Solar Holdings Ltd.	2,054,720

54,000	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	253,218

2,055,769	Yifeng Pharmacy Chain Co. Ltd. Class A	7,477,548

162,600	Yizumi Holdings Co. Ltd. Class A	562,464

197,600	Zhejiang Dingli Machinery Co. Ltd. Class A	1,668,986

224,834	Zhongji Innolight Co. Ltd. Class A	4,962,557

1,297,000	Zijin Mining Group Co. Ltd. Class H	2,948,828

		279,855,635

	Colombia — 0.3%

91,574	Bancolombia SA, ADR	2,873,592

See accompanying Notes to the Financial Statements.	15

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Greece — 0.7%

193,900	Jumbo SA	5,561,535

269,798	National Bank of Greece SA	2,311,306

		7,872,841

	Hong Kong — 1.7%

634,800	AIA Group Ltd.	5,692,156

331,000	ASMPT Ltd.	4,048,278

371,000	Chow Sang Sang Holdings International Ltd.	342,462

2,501,000	Hang Lung Properties Ltd.	2,443,848

31,700	Hong Kong Exchanges & Clearing Ltd.	1,331,257

36,500	Power Assets Holdings Ltd.	234,014

8,749,000	Sino Biopharmaceutical Ltd.	4,201,322

46,000	Techtronic Industries Co. Ltd.	699,401

		18,992,738

	Hungary — 0.1%

32,800	OTP Bank Nyrt	1,719,945

	India — 15.4%

96,800	Adani Ports & Special Economic Zone Ltd.	1,671,334

415,000	Ashok Leyland Ltd.	1,167,232

408,486	Axis Bank Ltd.	6,003,387

29,078	Bajaj Auto Ltd.	4,287,033

962,700	Bharat Electronics Ltd.	3,267,157

395,600	Bharat Petroleum Corp. Ltd.	1,744,296

127,000	Bharti Airtel Ltd.	2,596,566

33,764	Britannia Industries Ltd.	2,554,019

1,271,000	Canara Bank	1,684,277

747,574	Cipla Ltd.	14,763,920

229,000	Coal India Ltd.	1,392,015

65,100	Coromandel International Ltd.	1,305,748

38,000	Eicher Motors Ltd.	2,283,662

338,000	Federal Bank Ltd.	793,320

848,040	HDFC Bank Ltd.	17,527,248

21,000	Hero MotoCorp Ltd.	1,434,895

134,488	Hindustan Unilever Ltd.	4,749,378

707,252	ICICI Bank Ltd.	10,751,674

264,000	Indus Towers Ltd.*	1,228,779

249,378	IndusInd Bank Ltd.	4,300,070

350,190	Infosys Ltd.	7,846,145

51,919	InterGlobe Aviation Ltd.*	2,966,216

538,856	Kotak Mahindra Bank Ltd.	11,959,788

113,000	LIC Housing Finance Ltd.	893,873

58,000	Life Insurance Corp. of India	697,581

93,068	Macrotech Developers Ltd.	1,374,898

177,736	Mahindra & Mahindra Ltd.	6,606,675

16,626	MakeMyTrip Ltd.*	1,545,387

11,300	Maruti Suzuki India Ltd.	1,786,223

98,739	Nestle India Ltd.	3,177,334

16	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	India — continued

347,800	NMDC Ltd.	1,013,544

159,000	Oil India Ltd.	1,100,461

72,360	Pidilite Industries Ltd.	2,901,265

37,372	Polycab India Ltd.	3,103,435

148,000	REC Ltd.	976,909

243,839	Reliance Industries Ltd.	8,606,981

38,000	Shriram Finance Ltd.	1,626,086

553,900	State Bank of India	5,208,433

338,053	Syngene International Ltd.	3,618,485

259,590	Tata Consultancy Services Ltd.	13,230,219

116,200	Tata Motors Ltd.	1,353,058

42,000	TVS Motor Co. Ltd.	1,429,883

720,291	UPL Ltd.	5,260,281

243,044	Yes Bank Ltd.*	65,139

		173,854,309

	Indonesia — 1.6%

11,357,100	Astra International Tbk. PT	3,788,200

11,838,400	Bank Central Asia Tbk. PT	8,073,414

3,241,000	Bank Mandiri Persero Tbk. PT	1,482,426

4,450,099	Bank Rakyat Indonesia Persero Tbk. PT	1,454,953

17,823,600	Telkom Indonesia Persero Tbk. PT	3,519,984

		18,318,977

	Italy — 1.0%

290,975	Coca-Cola HBC AG	10,397,568

54,100	PRADA SpA	417,895

		10,815,463

	Japan — 0.6%

341,800	Nexon Co. Ltd.	6,761,207

	Kazakhstan — 0.0%

443,510	Solidcore Resources PLC*(b)(c)	—

	Malaysia — 0.5%

1,764,700	Petronas Chemicals Group Bhd.	2,413,704

2,811,900	Public Bank Bhd.	3,109,558

		5,523,262

	Mexico — 3.1%

309,671	Credito Real SAB de CV SOFOM ER*(a)(b)(c)	—

140,889	Fomento Economico Mexicano SAB de CV, ADR	13,907,153

253,552	Fresnillo PLC	2,079,722

91,516	Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	1,593,243

49,600	Grupo Aeroportuario del Sureste SAB de CV Class B	1,407,914

664,700	Grupo Financiero Banorte SAB de CV Class O	4,752,120

330,600	Grupo Mexico SAB de CV Series B	1,855,219

162,906	Unifin Financiera SAB de CV*(b)(c)	9,973

See accompanying Notes to the Financial Statements.	17

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Mexico — continued

3,029,367	Wal-Mart de Mexico SAB de CV	9,181,446

		34,786,790

	Mongolia — 0.3%

156,000	Galaxy Entertainment Group Ltd.	784,268

1,201,200	Sands China Ltd.*	3,080,515

		3,864,783

	Netherlands — 0.7%

98,441	Heineken Holding NV(a)	7,448,854

	Peru — 0.3%

18,245	Credicorp Ltd.	3,301,798

	Philippines — 0.6%

1,326,970	BDO Unibank, Inc.	3,741,446

1,566,450	Universal Robina Corp.	2,898,788

		6,640,234

	Poland — 0.4%

39,400	Bank Polska Kasa Opieki SA	1,508,709

96,000	Powszechna Kasa Oszczednosci Bank Polski SA	1,400,850

123,800	Powszechny Zaklad Ubezpieczen SA	1,357,950

		4,267,509

	Portugal — 0.5%

275,455	Jeronimo Martins SGPS SA	5,422,917

	Russia — 0.0%

214,920	Evraz PLC*(b)(c)(d)	5,766

7,610	Gazprom Neft PJSC(b)(c)(d)	327

1,043,282	Gazprom PJSC(b)(c)(d)	25,991

99,121	Globaltrans Investment PLC, GDR*(b)(c)(d)(e)	3,965

1,645,900	GMK Norilskiy Nickel PAO(b)(c)(d)	35,348

5,000	HeadHunter Group PLC, ADR*(b)(c)(d)	750

44,258	LSR Group PJSC(b)(c)(d)	2,471

136,755	LUKOIL PJSC(b)(c)(d)	73,132

8,543	Magnit PJSC(b)(c)(d)	2,844

984,659	Magnitogorsk Iron & Steel Works PJSC(b)(c)(d)	5,112

9	MMC Norilsk Nickel PJSC, ADR*(b)(c)(d)	2

126,700	Mobile TeleSystems PJSC, ADR*(b)(c)(d)	7,602

154,250	Novatek PJSC(b)(c)(d)	20,374

1,715,500	Novolipetsk Steel PJSC(b)(c)(d)	34,540

5,323	PhosAgro PJSC(b)(c)(d)(f)	2,941

103	PhosAgro PJSC*(b)(c)(d)(e)(f)	19

2	PhosAgro PJSC, GDR*(b)(c)(d)(e)	0

25,062	Polyus PJSC*(b)(c)(d)(e)	29,937

1	Polyus PJSC, GDR*(b)(c)(d)	1

4,954	Ros Agro PLC, GDR*(b)(c)(d)(e)	495

5,496,180	Sberbank of Russia PJSC(b)(c)(d)	76,725

18	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Russia — continued

105,511	Severstal PAO, GDR*(b)(c)(d)(e)	16,882

25,625,090	Surgutneftegas PJSC(b)(c)(d)	60,537

598,704	Tatneft PJSC(b)(c)(d)	23,659

8,773	TCS Group Holding PLC, GDR*(b)(c)(d)(e)(f)	3,158

16,391	TCS Group Holding PLC, GDR*(b)(c)(d)(e)(f)	5,851

47,122	X5 Retail Group NV, GDR*(b)(c)(d)(e)	5,655

		444,084

	Saudi Arabia — 0.6%

152,500	Alinma Bank	1,158,568

497,930	Saudi Arabian Oil Co.	3,597,031

259,892	Saudi National Bank	2,376,258

		7,131,857

	Singapore — 0.2%

24,292	Sea Ltd., ADR*	2,290,250

	South Africa — 2.2%

359,477	Absa Group Ltd.	3,659,750

14,608	Capitec Bank Holdings Ltd.	2,580,833

369,033	Clicks Group Ltd.	8,501,090

207,094	Gold Fields Ltd.	3,230,702

131,559	Lewis Group Ltd.	555,781

76,600	Nedbank Group Ltd.	1,328,948

1,909,486	Sibanye Stillwater Ltd.*	1,977,909

237,659	Standard Bank Group Ltd.	3,342,328

		25,177,341

	South Korea — 6.9%

29,004	Amorepacific Corp.	3,275,897

21,300	Hana Financial Group, Inc.	957,743

110,000	Hanwha Systems Co. Ltd.	1,504,015

11,300	HD Hyundai Electric Co. Ltd.	2,847,251

135,582	HL Mando Co. Ltd.	3,815,415

10,800	Hyundai Motor Co.	2,015,141

23,000	Hyundai Rotem Co. Ltd.	942,724

17,900	KB Financial Group, Inc.	1,107,372

55,400	Kia Corp.	4,232,209

127,300	Korea Electric Power Corp.	2,000,470

83,473	Korea Investment Holdings Co. Ltd.	4,685,263

6,400	Krafton, Inc.*	1,676,225

6,000	LG Innotek Co. Ltd.	1,000,229

25,191	Samsung Electro-Mechanics Co. Ltd.	2,552,426

378,875	Samsung Electronics Co. Ltd.	17,818,164

1,505	Samsung Electronics Co. Ltd., GDR(e)	1,759,345

45,707	Shinhan Financial Group Co. Ltd.	1,939,848

111,360	SK Hynix, Inc.	14,868,438

21,000	SK Square Co. Ltd.*	1,297,545

87,486	SK Telecom Co. Ltd.	3,739,747

60,934	S-Oil Corp.	2,851,694

See accompanying Notes to the Financial Statements.	19

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

100,000	Woori Financial Group, Inc.	1,185,287

		78,072,448

	Taiwan — 13.8%

771,792	Advantech Co. Ltd.	7,840,713

29,000	Alchip Technologies Ltd.	1,809,837

153,300	Asia Vital Components Co. Ltd.	2,858,041

439,795	Bizlink Holding, Inc.	6,406,569

720,000	Cathay Financial Holding Co. Ltd.	1,512,964

231,000	Chroma ATE, Inc.	2,726,320

2,518,000	CTBC Financial Holding Co. Ltd.	2,737,086

405,000	Delta Electronics, Inc.	4,869,496

118,600	Elite Material Co. Ltd.	1,675,200

463,200	Evergreen Marine Corp. Taiwan Ltd.	2,941,975

804,300	Fubon Financial Holding Co. Ltd.	2,297,528

650,000	Hiwin Technologies Corp.	4,395,431

36,000	King Slide Works Co. Ltd.	1,251,323

73,000	Largan Precision Co. Ltd.	5,859,100

71,000	Lotes Co. Ltd.	3,107,295

172,584	Makalot Industrial Co. Ltd.	1,903,269

431,800	MediaTek, Inc.	16,032,263

59,600	Novatek Microelectronics Corp.	975,552

773,998	President Chain Store Corp.	7,214,997

89,000	Realtek Semiconductor Corp.	1,324,601

158,000	Sinbon Electronics Co. Ltd.	1,500,292

1,770,623	Taiwan Semiconductor Manufacturing Co. Ltd.	53,544,219

71,899	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12,486,699

91,000	Voltronic Power Technology Corp.	5,822,919

32,000	Wiwynn Corp.	1,734,157

865,980	Yuanta Financial Holding Co. Ltd.	867,444

		155,695,290

	Thailand — 2.2%

3,251,800	Bangkok Dusit Medical Services PCL Class F	3,082,275

128,000	Bumrungrad Hospital PCL Class F	1,070,065

768,500	Central Pattana PCL Class F	1,600,171

802,000	Kasikornbank PCL Class F	5,981,820

1,272,900	PTT Exploration & Production PCL Class F	5,182,189

287,700	Siam Cement PCL Class F	2,154,788

7,369,900	Thai Beverage PCL(a)	3,075,582

6,533,100	Thai Union Group PCL Class F	2,964,284

		25,111,174

	Turkey — 0.6%

1,190,000	Akbank TAS	2,144,191

165,300	BIM Birlesik Magazalar AS	2,399,436

133,000	Turk Hava Yollari AO*	1,108,747

3,865,554	Turkiye Is Bankasi AS Class C	1,589,765

		7,242,139

20	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	United Arab Emirates — 0.4%

762,818	Aldar Properties PJSC	1,561,773

895,365	First Abu Dhabi Bank PJSC	3,349,391

		4,911,164

	United Kingdom — 0.5%

90,570	Unilever PLC	5,878,708

	United States — 0.3%

10,336	Globant SA*	2,047,975

228,000	JBS SA	1,324,257

		3,372,232

	Vietnam — 0.2%

628,100	Vietnam Dairy Products JSC	1,792,380

	TOTAL COMMON STOCKS (COST $951,586,895)	982,000,244

	INVESTMENT COMPANIES — 5.9%

	United States — 5.9%

383,402	iShares Core MSCI Emerging Markets ETF	22,011,109

480,747	iShares MSCI Emerging Markets ETF(a)	22,047,057

463,247	Vanguard FTSE Emerging Markets ETF(a)	22,166,369

	TOTAL INVESTMENT COMPANIES (COST $59,167,713)	66,224,535

	PREFERRED STOCKS — 0.6%

	Brazil — 0.6%

1,250,500	Banco Bradesco SA, 8.92%	3,375,510

217,200	Itau Unibanco Holding SA, 6.51%	1,440,209

370,800	Petroleo Brasileiro SA, 13.57%	2,451,891

		7,267,610

	TOTAL PREFERRED STOCKS (COST $7,652,144)	7,267,610

Par Value ($)

	SHORT-TERM INVESTMENT — 0.4%

	Mutual Fund - Securities Lending Collateral — 0.4%

4,262,956	State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(g)(h)	4,262,956

	TOTAL SHORT-TERM INVESTMENT (COST $4,262,956)	4,262,956

	TOTAL INVESTMENTS — 93.8% (Cost $1,022,669,708)	1,059,755,345

	Other Assets and Liabilities (net) — 6.2%	70,358,568

	NET ASSETS — 100.0%	$1,130,113,913

See accompanying Notes to the Financial Statements.	21

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.

(c)

Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $454,057 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2024 was $94,698,977.

(d)

Illiquid securities represent Russian securities impacted by the Russian/Ukraine crisis. The total market value of the securities at period end is $444,084 which represents 0.0% of net assets. The aggregate cost of these securities held at September 30, 2024 was $85,541,075.

(e)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(f)	Securities are traded on separate exchanges for the same entity.

(g)	The rate disclosed is the 7-day net yield as of September 30, 2024.

(h)	Represents an investment of securities lending cash collateral.

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)

Buys

1,122	MSCI Emerging Markets E-mini Index	Dec 2024	$65,788,470	$4,371,301

Abbreviations

ADR	—	American Depository Receipt

GDR	—	Global Depository Receipt

22	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets

Financial	18.0

Technology	16.1

Consumer, Cyclical	12.6

Communications	12.5

Consumer, Non-cyclical	11.5

Industrial	9.1

Investment Companies	5.9

Energy	3.7

Basic Materials	3.1

Utilities	0.7

Diversified	0.2

Short-Term Investment	0.4

Other Assets and Liabilities (net)	6.2

100.0%

See accompanying Notes to the Financial Statements.	23

Mercer Global Low Volatility Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.3%

	Australia — 1.2%

47,353	ANZ Group Holdings Ltd.	1,001,303

39,972	BlueScope Steel Ltd.	615,619

12,738	Coles Group Ltd.	159,596

15,701	Orica Ltd.	202,057

23,150	Perseus Mining Ltd.	41,918

6,401	Pro Medicus Ltd.	791,554

6,280	REA Group Ltd.(a)	875,707

88,716	Sonic Healthcare Ltd.	1,675,918

		5,363,672

	Belgium — 0.0%

11	Deme Group NV(a)	1,792

	Bermuda — 0.2%

3,173	RenaissanceRe Holdings Ltd.	864,325

	Canada — 3.6%

37,500	Atco Ltd. Class I (a)	1,329,620

19,700	Barrick Gold Corp.	392,265

47,824	Canadian Pacific Kansas City Ltd.(a)	4,090,865

5,900	Dundee Precious Metals, Inc.	59,832

723	E-L Financial Corp. Ltd.	701,084

44,100	Empire Co. Ltd. Class A	1,349,164

23,417	Enbridge, Inc.	950,964

6,100	Evertz Technologies Ltd.(a)	53,281

7,600	George Weston Ltd.	1,277,027

600	Great-West Lifeco, Inc.	20,483

1,100	Intact Financial Corp.	211,459

9,200	Loblaw Cos. Ltd.	1,226,349

1,100	Manulife Financial Corp.	32,545

10,300	Metro, Inc.	651,798

3,300	National Bank of Canada(a)	312,034

33,100	North West Co., Inc.(a)	1,257,651

800	Pembina Pipeline Corp.	33,014

600	Power Corp. of Canada(a)	18,947

7,900	Royal Bank of Canada	987,098

31,752	SSR Mining, Inc.	180,351

400	Sun Life Financial, Inc.	23,228

100	Thomson Reuters Corp.	17,076

22,700	TMX Group Ltd.	712,279

1,000	Topaz Energy Corp.	19,135

20,400	Winpak Ltd.	717,424

		16,624,973

	China — 0.6%

6,000	BOC Hong Kong Holdings Ltd.	19,234

27,559	NetEase, Inc., ADR	2,577,042

		2,596,276

24	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Denmark — 0.4%

17	AP Moller - Maersk AS Class B	28,658

990	Ascendis Pharma AS, ADR*	147,817

7,452	Carlsberg AS Class B	889,844

1,485	Novo Nordisk AS Class B	174,923

2,954	Schouw & Co. AS	257,389

1,148	Sparekassen Sjaelland-Fyn AS	35,835

34	Svitzer Group AS*	1,425

23,376	Tryg AS	555,746

		2,091,637

	France — 3.8%

2,540	Air Liquide SA	491,152

26,055	Airbus SE	3,815,706

1,950	Boiron SA	70,730

7,939	Bureau Veritas SA	263,860

17,094	Danone SA	1,246,541

49,670	Dassault Systemes SE	1,975,121

7,786	Eiffage SA	752,864

12,716	Engie SA	220,184

11,547	Legrand SA	1,331,231

218	L’Oreal SA	97,818

608	Rubis SCA	16,638

14,283	Safran SA	3,365,049

991	Societe BIC SA	66,803

428	Societe LDC SADIR	33,919

9,940	SPIE SA	380,508

182	Stef SA	27,828

540	Vetoquinol SA	50,383

29,346	Vinci SA	3,437,282

		17,643,617

	Georgia — 0.2%

15,899	Bank of Georgia Group PLC	783,735

	Germany — 2.2%

1,327	Adtran Networks SE	28,731

34,296	Beiersdorf AG	5,173,009

2,035	Deutsche Boerse AG	478,534

35,190	Deutsche Telekom AG	1,036,436

1,717	Pfeiffer Vacuum Technology AG	296,637

79	SAP SE	18,021

14,884	Siemens AG	3,012,292

		10,043,660

	Hong Kong — 0.8%

104,251	Bank of East Asia Ltd.	134,214

352,136	Dah Sing Banking Group Ltd.	315,982

79,173	Emperor Entertainment Hotel Ltd.	3,415

238,500	HK Electric Investments & HK Electric Investments Ltd.(b)	162,122

861,000	HKT Trust & HKT Ltd.	1,102,922

See accompanying Notes to the Financial Statements.	25

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued

16,000	Hong Kong Ferry Holdings Co. Ltd.	8,816

175,000	PCCW Ltd.	96,202

18,500	Power Assets Holdings Ltd.	118,609

300,000	Regal Hotels International Holdings Ltd.*	107,757

193,902	Regal Real Estate Investment Trust, REIT*	13,480

56,355	SmarTone Telecommunications Holdings Ltd.	30,037

58,000	Transport International Holdings Ltd.	63,096

189,563	VTech Holdings Ltd.	1,325,172

3,000	Wing On Co. International Ltd.	4,781

		3,486,605

	Ireland — 0.2%

3,187	Accenture PLC Class A	1,126,541

	Israel — 1.3%

22,726	Check Point Software Technologies Ltd.*	4,381,800

7,224	First International Bank of Israel Ltd.	299,276

3	Isracard Ltd.	11

186,658	Isramco Negev 2 LP	81,243

493	Nice Ltd., ADR*(a)	85,619

3,487	Nova Ltd.*	726,482

2,415	Radware Ltd.*	53,806

6,136	Tower Semiconductor Ltd.*	271,579

		5,899,816

	Italy — 0.1%

9,151	Coca-Cola HBC AG	326,997

33,021	Enel SpA	264,421

16,100	Ferretti SpA	49,746

2,182	Terna - Rete Elettrica Nazionale	19,696

		660,860

	Japan — 3.7%

4,400	Amano Corp.	132,455

30,300	Anritsu Corp.(a)	230,258

22,100	Arcs Co. Ltd.	395,680

24,300	Asahi Kasei Corp.	183,813

7,800	Axial Retailing, Inc.	51,258

6,400	Canon Marketing Japan, Inc.	207,875

11,000	Canon, Inc.	361,668

700	COMSYS Holdings Corp.	15,293

3,600	ENEOS Holdings, Inc.	19,598

22,900	EXEO Group, Inc.	249,028

6,900	Ezaki Glico Co. Ltd.	211,718

30,900	House Foods Group, Inc.	658,008

3,700	Idemitsu Kosan Co. Ltd.	26,591

1,800	Itochu Enex Co. Ltd.	19,606

42,201	Japan Tobacco, Inc.	1,232,928

3,755	Kaken Pharmaceutical Co. Ltd.	100,359

22,400	Kamigumi Co. Ltd.	510,358

26	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

3,200	Kao Corp.	159,038

1,000	Kato Sangyo Co. Ltd.	29,642

20,700	KDDI Corp.	664,820

37,500	Kewpie Corp.	938,549

10,200	Kirin Holdings Co. Ltd.	155,881

1,600	Kyocera Corp.	18,568

56,800	Kyorin Pharmaceutical Co. Ltd.	603,579

900	Medipal Holdings Corp.	15,670

41,800	MEIJI Holdings Co. Ltd.	1,049,091

600	Mitsubishi Shokuhin Co. Ltd.	22,064

25,900	Mochida Pharmaceutical Co. Ltd.	607,484

600	NH Foods Ltd.	22,370

32,600	Nippn Corp.(a)	505,728

38,400	Nippon Light Metal Holdings Co. Ltd.	437,047

138,700	Nippon Telegraph & Telephone Corp.	142,346

500	Noevir Holdings Co. Ltd.	18,072

1,000	Obic Co. Ltd.	35,277

400	Okaya & Co. Ltd.	20,442

43,600	Okinawa Cellular Telephone Co.	1,205,523

40,800	Ono Pharmaceutical Co. Ltd.(a)	545,226

1,200	Otsuka Corp.	29,732

15,200	Otsuka Holdings Co. Ltd.	858,932

800	S&B Foods, Inc.	27,880

4,100	SAMTY HOLDINGS Co. Ltd.	80,028

1,600	Sankyo Co. Ltd.	23,557

25,000	Secom Co. Ltd.	925,266

32,400	Seiko Epson Corp.(a)	597,873

27,000	Shionogi & Co. Ltd.	387,615

15,059	Showa Sangyo Co. Ltd.	307,412

500	SK Kaken Co. Ltd.	29,607

648,580	SoftBank Corp.	848,813

1,611	TOKAI Holdings Corp.	10,936

10,900	Trend Micro, Inc.	646,654

18,200	Vital KSK Holdings, Inc.	152,557

300	Yaoko Co. Ltd.	20,390

9,700	Zenkoku Hosho Co. Ltd.	382,738

		17,132,901

	Netherlands — 1.9%

6,409	ASML Holding NV	5,333,102

36,763	Koninklijke Ahold Delhaize NV	1,273,141

232,817	Koninklijke KPN NV	953,336

7,419	Wolters Kluwer NV	1,252,761

		8,812,340

	New Zealand — 0.1%

11,734	Fonterra Co-Operative Group Ltd.	37,105

237,703	Spark New Zealand Ltd.	458,253

		495,358

See accompanying Notes to the Financial Statements.	27

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Norway — 0.6%

8,373	DNB Bank ASA	172,029

1,430	Kongsberg Gruppen ASA	140,113

49,630	Norconsult Norge AS	168,219

23,475	SpareBank 1 SMN	342,029

27,177	Sparebanken Vest	324,029

98,891	Telenor ASA	1,267,514

16,762	Veidekke ASA	196,701

		2,610,634

	Singapore — 0.7%

44,804	Hong Leong Finance Ltd.	85,624

89,400	Oversea-Chinese Banking Corp. Ltd.	1,052,995

11,100	SBS Transit Ltd.	20,953

1,083,801	Sheng Siong Group Ltd.	1,293,460

87,000	Singapore Exchange Ltd.	774,992

33,000	Singapore Land Group Ltd.	46,591

5,600	Singapore Technologies Engineering Ltd.	20,356

1,100	United Overseas Bank Ltd.	27,603

		3,322,574

	South Korea — 0.3%

1,168	Samsung Electronics Co. Ltd., GDR(b)	1,365,392

	Spain — 1.5%

622	ACS Actividades de Construccion y Servicios SA	28,795

8,255	Aena SME SA	1,820,488

54,930	Amadeus IT Group SA	3,979,897

1,130	Iberdrola SA	17,517

26,051	Logista Integral SA	786,749

21,289	Puig Brands SA Class B *	489,685

		7,123,131

	Sweden — 0.1%

19,898	Essity AB Class B	622,070

1,113	Skandinaviska Enskilda Banken AB Class A	17,047

		639,117

	Switzerland — 2.6%

22,892	ABB Ltd.	1,329,476

772	Banque Cantonale de Geneve	236,116

168	Basellandschaftliche Kantonalbank	168,488

1,231	Berner Kantonalbank AG	332,722

17,347	Cie Financiere Richemont SA Class A	2,751,501

510	Emmi AG	522,968

11,561	Galderma Group AG*	1,077,227

235	Givaudan SA	1,292,632

402	Huber & Suhner AG	41,746

2,371	Logitech International SA	212,380

10,678	Novartis AG	1,229,764

4,426	Schindler Holding AG	1,301,225

28	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Switzerland — continued

172	SGS SA	19,236

2,435	Swiss Prime Site AG	273,795

1,483	Swisscom AG	971,321

30	Zurich Insurance Group AG	18,131

		11,778,728

	United Kingdom — 3.5%

35,379	Aviva PLC	229,495

136,529	Diageo PLC	4,766,954

1,779	Hill & Smith PLC	48,918

3,175	HSBC Holdings PLC(c)	28,500

86,400	HSBC Holdings PLC(a)(c)	783,634

1,071	Imperial Brands PLC	31,217

14,783	London Stock Exchange Group PLC	2,026,541

127	Next PLC	16,664

15,433	QinetiQ Group PLC	93,030

26,473	RELX PLC	1,246,030

85,437	Sage Group PLC	1,174,086

7,421	Serco Group PLC	17,718

71,251	Spirent Communications PLC*	163,047

103,656	St. James’s Place PLC	1,020,546

225,546	Tesco PLC	1,085,196

54,911	Unilever PLC	3,567,922

		16,299,498

	United States — 67.7%

2,700	3M Co.	369,090

17,000	Abbott Laboratories	1,938,170

9,050	AbbVie, Inc.	1,787,194

100	Acuity Brands, Inc.	27,539

1,745	Adobe, Inc.*	903,526

31,600	Albertsons Cos., Inc. Class A	583,968

4,875	Align Technology, Inc.*	1,239,810

7,600	Allstate Corp.	1,441,340

74,670	Alphabet, Inc. Class A	12,384,019

35,300	Altria Group, Inc.	1,801,712

45,537	Amazon.com, Inc.*	8,484,909

15,471	Amdocs Ltd.	1,353,403

800	American Electric Power Co., Inc.	82,080

7,750	American Express Co.	2,101,800

200	Ameriprise Financial, Inc.	93,962

4,900	Amgen, Inc.	1,578,829

12,214	Aon PLC Class A	4,225,922

600	Appfolio, Inc. Class A *	141,240

13,350	Apple, Inc.	3,110,550

2,900	Applied Materials, Inc.	585,945

8,600	Arch Capital Group Ltd.*	962,168

3,400	Arista Networks, Inc.*	1,304,988

6,200	Arrow Electronics, Inc.*	823,546

See accompanying Notes to the Financial Statements.	29

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	United States — continued

96,200	AT&T, Inc.	2,116,400

14,343	Autodesk, Inc.*	3,951,210

22,181	Automatic Data Processing, Inc.	6,138,148

5,000	Axis Capital Holdings Ltd.	398,050

47,100	Bank of America Corp.	1,868,928

21,300	Bank of New York Mellon Corp.	1,530,618

12,270	Becton Dickinson & Co.	2,958,297

6,942	Berkshire Hathaway, Inc. Class B *	3,195,125

4,150	Biogen, Inc.*	804,436

3,500	BioMarin Pharmaceutical, Inc.*	246,015

5,283	Bio-Rad Laboratories, Inc. Class A *	1,767,586

1,312	Booking Holdings, Inc.	5,526,301

2,755	Bristol-Myers Squibb Co.	142,544

2,690	CACI International, Inc. Class A *	1,357,266

685	Cadence Design Systems, Inc.*	185,656

6,100	Cardinal Health, Inc.	674,172

2,550	Casey’s General Stores, Inc.	958,060

2,500	Caterpillar, Inc.	977,800

2,350	Cboe Global Markets, Inc.	481,444

2,150	CDW Corp.	486,545

2,350	Cencora, Inc.	528,938

12,700	Centene Corp.*	956,056

8,287	Charter Communications, Inc. Class A *	2,685,651

1,660	Chemed Corp.	997,610

7,700	Cheniere Energy, Inc.	1,384,768

8,300	Chevron Corp.	1,222,341

4,300	Chubb Ltd.	1,240,077

4,300	Cigna Group	1,489,692

44,800	Cisco Systems, Inc.	2,384,256

5,700	Clean Harbors, Inc.*	1,377,747

12,100	CNA Financial Corp.	592,174

33,000	Coca-Cola Co.	2,371,380

40	Coca-Cola Consolidated, Inc.	52,656

14,200	Colgate-Palmolive Co.	1,474,102

1,000	Consolidated Edison, Inc.	104,130

16,490	Cooper Cos., Inc.*	1,819,507

2,500	Costco Wholesale Corp.	2,216,300

4,400	Curtiss-Wright Corp.	1,446,236

12,277	DTE Energy Co.	1,576,490

200	Edison International	17,418

28,356	Edwards Lifesciences Corp.*	1,871,212

31,170	Electronic Arts, Inc.	4,471,025

8,943	Elevance Health, Inc.	4,650,360

2,967	Eli Lilly & Co.	2,628,584

1,700	EMCOR Group, Inc.	731,901

8,900	Encompass Health Corp.	860,096

11,900	Entergy Corp.	1,566,159

9,800	EOG Resources, Inc.	1,204,714

2,564	Everest Group Ltd.	1,004,652

30	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	United States — continued

22,400	Exxon Mobil Corp.	2,625,728

5,350	F5, Inc.*	1,178,070

5,053	FactSet Research Systems, Inc.	2,323,622

1,350	FedEx Corp.	369,468

6,650	Ferguson Enterprises, Inc.	1,320,490

2,250	FTI Consulting, Inc.*	512,010

5,650	General Dynamics Corp.	1,707,430

500	General Electric Co.	94,290

16,600	Gilead Sciences, Inc.	1,391,744

5,100	Grand Canyon Education, Inc.*	723,435

57,050	GSK PLC	1,160,486

6,300	Hartford Financial Services Group, Inc.	740,943

1,480	HCA Healthcare, Inc.	601,516

2,300	HF Sinclair Corp.	102,511

304	Home Depot, Inc.	123,181

4,800	Honeywell International, Inc.	992,208

1,500	HP, Inc.	53,805

4,700	Huntington Ingalls Industries, Inc.	1,242,586

12,143	ICON PLC*	3,488,805

10,400	Ingredion, Inc.	1,429,272

16,545	Intercontinental Exchange, Inc.	2,657,789

11,050	International Business Machines Corp.	2,442,934

9,402	Intuit, Inc.	5,838,642

2,600	IQVIA Holdings, Inc.*	616,122

35,019	Johnson & Johnson	5,675,179

12,250	JPMorgan Chase & Co.	2,583,035

11,000	Kimberly-Clark Corp.	1,565,080

400	KLA Corp.	309,764

29,000	Kroger Co.	1,661,700

2,200	L3Harris Technologies, Inc.	523,314

8,500	Leidos Holdings, Inc.	1,385,500

3,230	Lockheed Martin Corp.	1,888,129

17,300	Loews Corp.	1,367,565

350	Lowe’s Cos., Inc.	94,798

450	Manhattan Associates, Inc.*	126,621

6,800	Marathon Petroleum Corp.	1,107,788

900	Markel Group, Inc.*	1,411,722

10,530	Mastercard, Inc. Class A	5,199,714

2,780	McKesson Corp.	1,374,488

19,534	Merck & Co., Inc.	2,218,281

2,750	Meta Platforms, Inc. Class A	1,574,210

31,722	Microsoft Corp.	13,649,977

3,600	Molina Healthcare, Inc.*	1,240,416

31,749	Monster Beverage Corp.*	1,656,345

6,708	Moody’s Corp.	3,183,550

2,712	Motorola Solutions, Inc.	1,219,397

1,020	Murphy USA, Inc.	502,727

29,664	Nestle SA	2,987,675

11,000	NetApp, Inc.	1,358,610

See accompanying Notes to the Financial Statements.	31

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	United States — continued

1,600	Neurocrine Biosciences, Inc.*	184,352

1,490	NewMarket Corp.	822,316

25,300	Newmont Corp.	1,352,285

3,280	Northrop Grumman Corp.	1,732,070

2,300	NVIDIA Corp.	279,312

16,600	OGE Energy Corp.	680,932

14,714	Oracle Corp.	2,507,266

850	Parker-Hannifin Corp.	537,047

2,600	Pegasystems, Inc.	190,034

10,648	PepsiCo, Inc.	1,810,692

56,446	Philip Morris International, Inc.	6,852,544

5,700	Phillips 66	749,265

7,100	Pilgrim’s Pride Corp.*	326,955

15,280	Procter & Gamble Co.	2,646,496

7,300	Progressive Corp.	1,852,448

19,200	Public Service Enterprise Group, Inc.	1,712,832

14,274	Qiagen NV*	650,466

7,700	QUALCOMM, Inc.	1,309,385

1,250	Regeneron Pharmaceuticals, Inc.*	1,314,050

6,650	Reinsurance Group of America, Inc.	1,448,835

7,454	Republic Services, Inc.	1,497,061

12,783	Roche Holding AG	4,100,622

3,320	Roper Technologies, Inc.	1,847,381

600	Royal Gold, Inc.	84,180

12,100	RTX Corp.	1,466,036

5,739	S&P Global, Inc.	2,964,882

14,187	Salesforce, Inc.	3,883,124

2,600	Science Applications International Corp.	362,102

1,370	ServiceNow, Inc.*	1,225,314

35,762	Shell PLC(c)	1,180,004

1,844	Shell PLC(c)	59,981

2,400	Smartsheet, Inc. Class A *	132,864

1,450	Snap-on, Inc.	420,080

1,273	Spotify Technology SA*	469,139

1,300	SS&C Technologies Holdings, Inc.	96,473

400	Stryker Corp.	144,504

1,800	TD SYNNEX Corp.	216,144

24,750	Tetra Tech, Inc.	1,167,210

6,300	Texas Roadhouse, Inc.	1,112,580

15,500	Textron, Inc.	1,372,990

5,663	Thermo Fisher Scientific, Inc.	3,502,962

10,350	T-Mobile U.S., Inc.	2,135,826

4,900	Travelers Cos., Inc.	1,147,188

2,300	United Therapeutics Corp.*	824,205

11,843	UnitedHealth Group, Inc.	6,924,365

1,950	Universal Health Services, Inc. Class B	446,570

17,482	VeriSign, Inc.*	3,320,881

56,512	Verizon Communications, Inc.	2,537,954

2,910	Vertex Pharmaceuticals, Inc.*	1,353,383

32	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	United States — continued

40,545	Visa, Inc. Class A	11,147,848

50	W R Berkley Corp.	2,837

32,708	Walmart, Inc.	2,641,171

7,585	Waste Management, Inc.	1,574,646

559	Xcel Energy, Inc.	36,503

15,718	Zoetis, Inc.	3,070,983

14,500	Zoom Video Communications, Inc. Class A *	1,011,230

		312,060,020

	TOTAL COMMON STOCKS (COST $368,897,411)	448,827,202

	PREFERRED STOCKS — 0.3%

	Germany — 0.3%

572	FUCHS SE, 2.55%	27,821

14,074	Henkel AG & Co. KGaA, 2.20%	1,325,695

		1,353,516

	TOTAL PREFERRED STOCKS (COST $1,087,961)	1,353,516

	WARRANT — 0.0%

	Canada — 0.0%

100	Constellation Software, Inc.*(d)(e) 144A	—

	TOTAL WARRANT (COST $—)	—

Par Value ($)

	SHORT-TERM INVESTMENT — 1.3%

	Mutual Fund - Securities Lending Collateral — 1.3%

6,060,744	State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(f)(g)	6,060,744

	TOTAL SHORT-TERM INVESTMENT (COST $6,060,744)	6,060,744

	TOTAL INVESTMENTS — 98.9% (Cost $376,046,116)	456,241,462

	Other Assets and Liabilities (net) — 1.1%	4,985,778

	NET ASSETS — 100.0%	$461,227,240

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)	Securities are traded on separate exchanges for the same entity.

See accompanying Notes to the Financial Statements.	33

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

(d)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.

(e)

Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2024 was $0.

(f)	The rate disclosed is the 7-day net yield as of September 30, 2024.

(g)	Represents an investment of securities lending cash collateral.

144A

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $0 which represents 0.0% of net assets.

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)

Buys

3	Canadian Dollar	Dec 2024	$222,270	$847

6	MSCI EAFE Index	Dec 2024	746,340	14,804

7	S&P 500 E-mini Index	Dec 2024	2,034,987	42,672

1	S&P/TSX 60 Index	Dec 2024	213,835	3,293

				$61,616

Abbreviations

ADR	—	American Depository Receipt

GDR	—	Global Depository Receipt

REIT	—	Real Estate Investment Trust

34	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets

Consumer, Non-cyclical	33.6

Technology	16.4

Financial	14.2

Communications	13.0

Industrial	11.1

Consumer, Cyclical	4.0

Energy	2.3

Utilities	1.7

Basic Materials	1.3

Short-Term Investment	1.3

Other Assets and Liabilities (net)	1.1

100.0%

See accompanying Notes to the Financial Statements.	35

Mercer Non-US Core Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.1%

	Australia — 3.5%

516,820	AGL Energy Ltd.	4,241,575

416,900	ANZ Group Holdings Ltd.	8,815,562

36,960	Aristocrat Leisure Ltd.(a)	1,502,563

1,358,851	Aurizon Holdings Ltd.	3,327,742

681,000	Bank of Queensland Ltd.(a)	2,919,703

336,600	BlueScope Steel Ltd.	5,184,062

84,041	Brambles Ltd.	1,109,515

41,228	Downer EDI Ltd.	156,739

225,700	Elders Ltd.(a)	1,323,096

2,129,392	Glencore PLC*	12,216,217

1,051,970	GPT Group, REIT	3,634,426

885,300	Harvey Norman Holdings Ltd.(a)	3,040,176

1,256,900	Helia Group Ltd.	3,540,217

70,900	JB Hi-Fi Ltd.	3,932,000

1,489,800	Metcash Ltd.	3,700,106

19,058	National Australia Bank Ltd.	493,823

1,628,489	NEXTDC Ltd.*(a)	19,770,880

70,209	Northern Star Resources Ltd.	777,859

810,700	Perenti Ltd.	613,041

17,753	Premier Investments Ltd.	379,337

778,200	Qantas Airways Ltd.*	4,005,883

497,246	QBE Insurance Group Ltd.	5,705,713

3,266	REA Group Ltd.(a)	455,423

121,500	Rio Tinto Ltd.(a)	10,884,452

76,675	Rio Tinto PLC	5,449,913

316,157	Scentre Group, REIT	800,569

964,100	Stockland, REIT	3,504,746

662,097	Super Retail Group Ltd.(a)	8,346,025

57,835	Technology One Ltd.	957,336

51,401	Ventia Services Group Pty. Ltd.	162,251

174,455	Wesfarmers Ltd.	8,524,016

719,560	Woodside Energy Group Ltd.(a)	12,579,712

14,951	Yancoal Australia Ltd.(a)	63,582

		142,118,260

	Austria — 0.4%

47,600	ANDRITZ AG	3,381,342

5,427	BAWAG Group AG 144A	421,251

20,339	Erste Group Bank AG(b)	1,117,943

2,891	Erste Group Bank AG(b)	157,896

25,798	EVN AG	816,249

145,742	OMV AG	6,239,461

9,905	Raiffeisen Bank International AG	197,433

145,417	Wienerberger AG	4,820,092

		17,151,667

	Belgium — 0.3%

82,834	Ageas SA	4,430,056

36	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Belgium — continued

21,907	Proximus SADP	171,145

78,200	Solvay SA(a)	3,072,084

34,200	Syensqo SA	3,038,628

		10,711,913

	Brazil — 0.7%

419,490	NU Holdings Ltd. Class A *	5,726,039

347,779	Petroleo Brasileiro SA, Preferred ADR	4,587,205

390,500	Vale SA	4,554,088

181,527	Wheaton Precious Metals Corp.	11,098,953

63,900	Yara International ASA	2,026,934

		27,993,219

	Canada — 2.1%

121,236	Agnico Eagle Mines Ltd.(a)(b)	9,777,314

108,342	Agnico Eagle Mines Ltd.(b)	8,728,032

767,117	Barrick Gold Corp.	15,257,957

205,250	Canadian Pacific Kansas City Ltd.(a)	17,573,757

20,100	Canadian Tire Corp. Ltd. Class A (a)	2,411,643

34,308	Emera, Inc.(a)	1,353,324

212,451	Franco-Nevada Corp.	26,416,610

86,800	Suncor Energy, Inc.	3,207,414

		84,726,051

	Chile — 0.0%

24,025	Antofagasta PLC	648,708

	China — 2.6%

1,919,500	3SBio, Inc.	1,697,710

5,072,000	Agricultural Bank of China Ltd. Class H	2,389,896

829,400	Alibaba Group Holding Ltd.	11,745,607

5,706,000	Bank of China Ltd. Class H	2,695,979

1,290,000	Bank of Communications Co. Ltd. Class H	989,817

248,000	BYD Electronic International Co. Ltd.	1,039,253

488,000	China CITIC Bank Corp. Ltd. Class H	311,616

11,241,000	China Construction Bank Corp. Class H	8,509,441

1,310,000	China Medical System Holdings Ltd.	1,509,430

119,000	China Merchants Bank Co. Ltd. Class H	590,595

349,600	China Taiping Insurance Holdings Co. Ltd.	562,601

3,906,000	CSPC Pharmaceutical Group Ltd.	3,042,330

771,600	Dongfang Electric Corp. Ltd. Class H	1,054,959

145,200	Fuyao Glass Industry Group Co. Ltd. Class H 144A	976,724

80,500	Great Wall Motor Co. Ltd. Class H	150,274

574,000	Hengan International Group Co. Ltd.	1,980,457

10,135,000	Industrial & Commercial Bank of China Ltd. Class H	6,054,252

1,377,600	JD Logistics, Inc.* 144A	2,482,961

99,536	JD.com, Inc., ADR	3,981,440

370,500	Kingboard Holdings Ltd.	939,665

105,000	NetEase, Inc.	2,034,438

157	PDD Holdings, Inc., ADR*	21,165

See accompanying Notes to the Financial Statements.	37

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	China — continued

2,231,000	Ping An Insurance Group Co. of China Ltd. Class H	14,404,203

94,800	Pop Mart International Group Ltd. 144A	649,900

2,773,000	Postal Savings Bank of China Co. Ltd. Class H 144A	1,660,052

545,000	Shandong Gold Mining Co. Ltd. Class H 144A	1,227,873

628,600	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,026,154

1,194,400	Sinopharm Group Co. Ltd. Class H	3,198,393

313,000	SITC International Holdings Co. Ltd.	846,218

145,799	Tencent Holdings Ltd., ADR	8,077,265

76,590	Trip.com Group Ltd., ADR*	4,551,744

122,100	Wilmar International Ltd.	319,060

3,303,000	Xinyi Glass Holdings Ltd.	3,937,661

2,922,200	Yangzijiang Shipbuilding Holdings Ltd.	5,584,548

38,772	Yum China Holdings, Inc.	1,745,515

1,484,000	Zijin Mining Group Co. Ltd. Class H	3,373,986

		105,363,182

	Denmark — 2.2%

181	AP Moller - Maersk AS Class A	294,011

88,200	D/S Norden AS	3,676,155

316,981	Danske Bank AS	9,562,343

71,900	Dfds AS	1,848,227

18,528	H Lundbeck AS	120,108

55,378	Jyske Bank AS	4,323,621

2,926	NKT AS*	277,071

7,248	Novo Nordisk AS, ADR	863,019

453,884	Novo Nordisk AS Class B	53,464,471

47,153	Novonesis (Novozymes) Class B	3,404,024

19,440	Pandora AS	3,208,713

8,200	Rockwool AS Class B	3,859,690

5,488	Spar Nord Bank AS	105,003

784	Svitzer Group AS*	32,865

47,236	Sydbank AS	2,333,690

		87,373,011

	Finland — 1.0%

12,821	Kone OYJ Class B	768,387

74,821	Konecranes OYJ	5,628,169

1,153,455	Nokia OYJ	5,051,419

1,420,522	Nordea Bank Abp(b)	16,760,495

444,650	Nordea Bank Abp(b)	5,255,306

11,956	Nordea Bank Abp(b)	141,120

6,973	Orion OYJ Class B	383,041

4,894	Puuilo OYJ	52,735

27,981	Sampo OYJ Class A	1,308,461

49,000	TietoEVRY OYJ(a)	1,014,434

99,800	Valmet OYJ(a)	3,203,341

28,649	Wartsila OYJ Abp	642,672

		40,209,580

38	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	France — 7.5%

115,790	Air Liquide SA	22,389,949

17,804	Airbus SE	2,607,362

230,627	AXA SA	8,887,722

322,501	BNP Paribas SA	22,153,527

158,600	Bouygues SA	5,320,787

60,799	Capgemini SE	13,160,427

267,900	Carrefour SA	4,577,535

247,457	Cie de Saint-Gobain SA	22,568,976

120,400	Cie Generale des Etablissements Michelin SCA	4,899,220

13,567	Covivio SA, REIT	825,966

456,200	Credit Agricole SA	6,987,976

151,513	Dassault Systemes SE	6,024,895

121,410	Edenred SE	4,609,698

113,390	Engie SA	1,963,407

56,214	EssilorLuxottica SA	13,338,024

2,526	Eurazeo SE	207,912

36,107	Gecina SA, REIT	4,166,733

42,600	Ipsen SA	5,253,583

48,500	IPSOS SA	3,055,550

156,756	Klepierre SA, REIT	5,150,457

224,782	Legrand SA	25,914,665

4,813	LVMH Moet Hennessy Louis Vuitton SE	3,698,312

125,400	Metropole Television SA	1,704,624

1,537,673	Orange SA	17,650,298

89,607	Pernod Ricard SA	13,560,802

35,500	Quadient SA	666,405

220,900	Rexel SA	6,402,527

69,800	Rubis SCA	1,910,116

9,505	SCOR SE	212,798

46,652	Societe BIC SA	3,144,785

44,351	Societe Generale SA	1,106,279

18,000	Sopra Steria Group	3,784,750

219,200	Television Francaise 1 SA	1,950,990

832,565	TotalEnergies SE(a)	54,357,286

83,932	Unibail-Rodamco-Westfield, REIT*	7,362,645

10,102	Vallourec SACA*(a)	153,162

108,400	Verallia SA	3,179,350

		304,909,500

	Georgia — 0.1%

45,361	Bank of Georgia Group PLC	2,236,052

4,128	TBC Bank Group PLC	146,733

		2,382,785

	Germany — 7.1%

31,514	adidas AG	8,367,230

83,454	Allianz SE	27,475,963

172,840	Bayer AG	5,849,636

120,983	Bayerische Motoren Werke AG	10,691,130

See accompanying Notes to the Financial Statements.	39

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Germany — continued

50,961	Beiersdorf AG	7,686,661

2,099	Bilfinger SE	113,381

8,179	Brenntag SE	611,405

6,807	Continental AG	441,687

186,900	Daimler Truck Holding AG	7,014,875

458,825	Deutsche Bank AG(b)	7,936,088

115,553	Deutsche Bank AG(b)	2,000,222

84,187	Deutsche Boerse AG	19,796,724

37,334	Deutsche Lufthansa AG	274,166

118,200	Deutsche Pfandbriefbank AG*	787,545

220,965	Deutsche Post AG	9,871,720

201,993	Deutsche Telekom AG	5,949,212

377,200	E.ON SE	5,622,110

62,600	Fresenius SE & Co. KGaA*	2,391,470

177,222	GEA Group AG	8,694,789

73,456	Heidelberg Materials AG	8,001,305

32,891	Henkel AG & Co. KGaA	2,802,657

289,600	Infineon Technologies AG	10,168,129

87,494	Knorr-Bremse AG	7,797,169

11,948	LEG Immobilien SE	1,250,516

176,029	Mercedes-Benz Group AG	11,402,377

3,280	MTU Aero Engines AG	1,024,981

21,074	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,625,760

3,539	Rheinmetall AG	1,921,135

266,669	SAP SE	60,832,711

72,905	Siemens AG	14,754,846

54,653	Siemens Energy AG*	2,017,121

2,122	Stroeer SE & Co. KGaA	136,056

58,856	Symrise AG Class A	8,151,664

42,000	Talanx AG	3,543,683

8,599	TeamViewer SE* 144A	109,597

106,800	United Internet AG	2,201,516

7,144	Volkswagen AG	799,698

46,993	Vonovia SE	1,716,576

116,364	Zalando SE*	3,846,692

		285,680,203

	Greece — 0.2%

84,500	Metlen Energy & Metals SA	3,336,555

384,579	National Bank of Greece SA	3,294,612

		6,631,167

	Hong Kong — 1.2%

15,600	ASMPT Ltd.	190,795

120,000	CK Asset Holdings Ltd.	528,355

61,500	CK Infrastructure Holdings Ltd.	421,217

100,500	CLP Holdings Ltd.	890,818

233,000	HKT Trust & HKT Ltd.	298,468

7,600	Jardine Matheson Holdings Ltd.	296,856

40	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued

300,000	Kerry Properties Ltd.	639,588

507,400	Link REIT, REIT	2,563,946

326,000	Pacific Basin Shipping Ltd.	103,665

689,500	Power Assets Holdings Ltd.	4,420,612

455,500	Sun Hung Kai Properties Ltd.	5,016,804

26,000	Swire Pacific Ltd. Class A	222,259

1,343,500	Techtronic Industries Co. Ltd.	20,427,081

9,510,000	Tongda Group Holdings Ltd.*	100,395

1,834,000	United Laboratories International Holdings Ltd.	2,384,731

9,820,000	WH Group Ltd. 144A	7,787,731

87,000	Wharf Real Estate Investment Co. Ltd.	308,014

157,000	Yue Yuen Industrial Holdings Ltd.	299,952

		46,901,287

	Hungary — 0.1%

314,700	MOL Hungarian Oil & Gas PLC	2,359,455

95,800	Richter Gedeon Nyrt	2,958,641

		5,318,096

	India — 0.2%

292,390	Chambal Fertilisers & Chemicals Ltd.	1,848,868

732,000	Oil India Ltd.	5,066,273

1,172,100	Redington Ltd.	2,587,533

		9,502,674

	Indonesia — 0.0%

2,658,900	Golden Agri-Resources Ltd.	580,727

	Ireland — 1.0%

11,943	AerCap Holdings NV	1,131,241

3,560,065	AIB Group PLC	20,442,173

1,563,553	Bank of Ireland Group PLC	17,502,387

		39,075,801

	Israel — 0.6%

209,233	Bank Hapoalim BM	2,097,561

316,972	Bank Leumi Le-Israel BM	3,105,213

126,656	Bezeq The Israeli Telecommunication Corp. Ltd.	145,938

5,791	Check Point Software Technologies Ltd.*	1,116,563

3,858	First International Bank of Israel Ltd.	159,829

31,673	ICL Group Ltd.	135,217

233	Israel Corp. Ltd.	50,801

249,942	Israel Discount Bank Ltd. Class A	1,400,997

47,047	Mizrahi Tefahot Bank Ltd.	1,840,293

3,645	Nice Ltd.*	635,771

29,919	Nice Ltd., ADR*	5,196,033

1,332	Nova Ltd.*(b)	277,509

680	Nova Ltd.*(b)	142,391

10,974	Phoenix Financial Ltd.	123,910

4,002	Plus500 Ltd.	134,417

See accompanying Notes to the Financial Statements.	41

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Israel — continued

71,141	Teva Pharmaceutical Industries Ltd., ADR*	1,281,961

266,400	Teva Pharmaceutical Industries Ltd.*	4,747,602

5,009	Tower Semiconductor Ltd.*	221,698

3,427	Wix.com Ltd.*	572,892

		23,386,596

	Italy — 4.7%

2,608,300	A2A SpA	6,037,401

65,529	Azimut Holding SpA	1,695,238

3,634	Banca Generali SpA	163,202

121,310	Banca Mediolanum SpA	1,532,593

71,534	Banca Monte dei Paschi di Siena SpA	413,708

27,085	Banca Popolare di Sondrio SpA	207,819

92,178	Banco BPM SpA	623,218

11,333	BFF Bank SpA 144A	124,522

65,697	BPER Banca SpA	370,272

5,974	Buzzi SpA	238,689

236,222	Coca-Cola HBC AG	8,441,049

1,677,643	Davide Campari-Milano NV(a)	14,229,738

1,080,821	Enel SpA	8,654,848

1,576,888	Eni SpA(a)	24,078,764

30,440	Ferrari NV	14,258,287

37,346	FinecoBank Banca Fineco SpA	640,830

311,722	Generali	9,027,938

53,171	Infrastrutture Wireless Italiane SpA 144A	655,724

4,817,992	Intesa Sanpaolo SpA	20,634,703

294,535	Iveco Group NV	2,964,360

812,206	Leonardo SpA	18,147,383

376,604	Mediobanca Banca di Credito Finanziario SpA	6,441,235

673,960	MFE-MediaForEurope NV Class A	2,331,737

501,000	Pirelli & C SpA	3,047,319

262,370	Poste Italiane SpA 144A	3,686,580

16,278	Prysmian SpA	1,184,493

163,990	Ryanair Holdings PLC, ADR	7,409,068

574,748	UniCredit SpA	25,250,587

729,363	Unipol Gruppo SpA	8,685,441

		191,176,746

	Japan — 20.7%

38,000	Acom Co. Ltd.(a)	101,270

11,300	AEON Financial Service Co. Ltd.	99,381

2,500	AEON REIT Investment Corp., REIT	2,294,813

177,200	AGC, Inc.	5,756,770

37,100	Air Water, Inc.	521,719

28,200	Aisin Corp.(a)	310,902

11,400	Alfresa Holdings Corp.	179,799

25,700	Alpen Co. Ltd.(a)	383,236

20,500	Amada Co. Ltd.(a)	208,884

82,400	Amano Corp.	2,480,526

42	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

51,400	Artience Co. Ltd.	1,390,646

75,400	Asahi Kasei Corp.	570,350

40,000	Asics Corp.	839,206

26,600	ASKA Pharmaceutical Holdings Co. Ltd.	412,464

182,200	Astellas Pharma, Inc.(a)	2,097,898

6,300	Autobacs Seven Co. Ltd.(a)	65,185

28,800	Azbil Corp.	233,658

49,800	Bandai Namco Holdings, Inc.	1,140,554

4,900	BIPROGY, Inc.	166,485

180,700	Brother Industries Ltd.(a)	3,511,927

8,400	Bunka Shutter Co. Ltd.	105,998

409,000	Canon, Inc.(a)	13,447,476

48,400	Central Japan Railway Co.	1,122,363

770,694	Chiba Bank Ltd.	6,209,626

397,100	Chubu Electric Power Co., Inc.	4,666,702

21,300	Chudenko Corp.	499,591

15,400	Chugoku Electric Power Co., Inc.(a)	105,186

497,500	Citizen Watch Co. Ltd.(a)	3,168,502

8,700	Coca-Cola Bottlers Japan Holdings, Inc.	121,279

7,000	COMSYS Holdings Corp.	152,929

3,800	Cosmo Energy Holdings Co. Ltd.	207,587

270,800	Credit Saison Co. Ltd.	6,779,466

447,500	Daicel Corp.	4,168,720

1,700	Daihen Corp.(a)	77,489

346,600	Dai-ichi Life Holdings, Inc.	8,921,848

111,200	Daiichi Sankyo Co. Ltd.	3,660,800

5,100	Daito Trust Construction Co. Ltd.	620,742

99,600	Daiwa House Industry Co. Ltd.	3,136,871

461,400	Daiwa Securities Group, Inc.(a)	3,241,799

10,500	Dexerials Corp.	148,684

25,600	Disco Corp.	6,709,620

32,300	Dowa Holdings Co. Ltd.	1,186,637

4,600	Duskin Co. Ltd.(a)	124,133

99,200	Electric Power Development Co. Ltd.(a)	1,660,962

1,251,100	ENEOS Holdings, Inc.	6,810,903

119,900	Ezaki Glico Co. Ltd.	3,678,979

30,800	Fast Retailing Co. Ltd.	10,210,682

5,600	Fuji Corp.	89,301

7,800	Fuji Electric Co. Ltd.(a)	470,050

246,500	FUJIFILM Holdings Corp.	6,355,509

16,200	Fujikura Ltd.	545,663

119,500	Fujitsu Ltd.	2,452,407

94,000	Fukuoka Financial Group, Inc.	2,412,430

33,800	Furukawa Co. Ltd.	381,384

106,100	Furukawa Electric Co. Ltd.(a)	2,676,236

28,700	Futaba Industrial Co. Ltd.	138,444

6,600	GungHo Online Entertainment, Inc.	142,160

14,000	Hankyu Hanshin Holdings, Inc.	432,802

54,400	Hirose Electric Co. Ltd.	6,925,503

See accompanying Notes to the Financial Statements.	43

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

3,900	Hisamitsu Pharmaceutical Co., Inc.(a)	105,325

944,100	Hitachi Ltd.	24,955,552

11,800	Hitachi Zosen Corp.	81,752

132,800	Hokkaido Electric Power Co., Inc.(a)	896,196

11,500	Hokuhoku Financial Group, Inc.(a)	125,620

1,127,000	Honda Motor Co. Ltd.	11,877,464

2,500	Horiba Ltd.	163,311

21,400	Hoya Corp.	2,960,004

12,900	Hyakugo Bank Ltd.	49,151

23,300	Ichinen Holdings Co. Ltd.	298,743

64,000	Idemitsu Kosan Co. Ltd.	459,955

11,500	IHI Corp.	598,396

9,500	Iida Group Holdings Co. Ltd.(a)	146,844

4,700	Inabata & Co. Ltd.	109,417

477,000	Inpex Corp.	6,462,710

21,700	Isetan Mitsukoshi Holdings Ltd.(a)	337,697

293,200	Isuzu Motors Ltd.	3,958,118

63,300	ITOCHU Corp.	3,397,773

3,400	Itoham Yonekyu Holdings, Inc.	91,869

11,200	Iwatani Corp.	161,611

14,900	J Front Retailing Co. Ltd.	161,094

23,800	Jaccs Co. Ltd.	639,758

203,400	Japan Exchange Group, Inc.	2,638,484

543,500	Japan Petroleum Exploration Co. Ltd.(a)	3,959,221

216,700	Japan Post Bank Co. Ltd.	2,027,018

865,900	Japan Post Holdings Co. Ltd.	8,269,151

356,600	Japan Post Insurance Co. Ltd.(a)	6,491,795

32,000	Japan Securities Finance Co. Ltd.	428,412

213,000	Japan Tobacco, Inc.	6,222,924

13,400	JTEKT Corp.	95,694

4,700	Juroku Financial Group, Inc.	129,789

22,300	Kajima Corp.(a)	417,112

106,500	Kamigumi Co. Ltd.	2,426,479

103,500	Kandenko Co. Ltd.	1,610,675

93,800	Kaneka Corp.	2,558,778

288,300	Kanematsu Corp.(a)	4,875,543

45,200	Kansai Electric Power Co., Inc.	748,909

15,400	Kansai Paint Co. Ltd.(a)	274,754

27,600	Kao Corp.	1,371,703

20,900	Kato Sangyo Co. Ltd.	619,519

48,500	Kawasaki Kisen Kaisha Ltd.(a)	750,692

364,700	KDDI Corp.	11,713,030

42,800	Keyence Corp.	20,454,474

6,600	Kinden Corp.	145,344

11,200	Kintetsu Group Holdings Co. Ltd.(a)	279,217

47,900	Kirin Holdings Co. Ltd.	732,029

54,400	Kitz Corp.	395,906

77,400	Kohnan Shoji Co. Ltd.	2,058,914

214,700	Komatsu Ltd.	5,952,882

44	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

6,300	Konami Group Corp.	640,614

30,100	Konica Minolta, Inc.	86,950

19,886	Kose Corp.	1,290,699

279,400	K’s Holdings Corp.	3,012,965

45,100	Kura Sushi, Inc.(a)	1,185,515

1,100	KYB Corp.	37,028

81,000	Kyocera Corp.	940,017

16,100	Kyowa Kirin Co. Ltd.	284,429

2,600	Kyudenko Corp.	122,929

25,200	Kyushu Electric Power Co., Inc.	275,273

5,000	Lasertec Corp.	825,119

3,800	Life Corp.	96,435

424,700	Lion Corp.	4,795,096

485,500	M3, Inc.	4,880,796

5,500	Mabuchi Motor Co. Ltd.	85,515

124,200	Macnica Holdings, Inc.	1,724,421

2,300	Makino Milling Machine Co. Ltd.(a)	94,386

13,600	Makita Corp.	460,274

579,500	Marubeni Corp.	9,480,075

3,700	Maruha Nichiro Corp.	82,024

63,400	Maxell Ltd.	815,105

35,000	Mazda Motor Corp.(a)	261,815

872,800	Mebuki Financial Group, Inc.	3,505,478

11,700	Medipal Holdings Corp.	203,711

6,100	Megmilk Snow Brand Co. Ltd.	115,398

77,500	MEIJI Holdings Co. Ltd.	1,945,085

18,100	Mirait One Corp.	268,767

424,100	Mitsubishi Chemical Group Corp.	2,724,451

1,084,600	Mitsubishi Electric Corp.	17,466,276

196,500	Mitsubishi Gas Chemical Co., Inc.	3,804,577

699,900	Mitsubishi HC Capital, Inc.(a)	4,944,414

741,800	Mitsubishi Heavy Industries Ltd.	10,981,274

43,100	Mitsubishi Motors Corp.(a)	115,855

597,700	Mitsubishi UFJ Financial Group, Inc.	6,073,525

7,000	Mitsuboshi Belting Ltd.(a)	194,526

83,400	Mitsui Fudosan Co. Ltd.	780,126

4,200	Mitsui Mining & Smelting Co. Ltd.	143,289

21,500	Mitsui OSK Lines Ltd.(a)	740,415

77,100	MIXI, Inc.	1,487,668

480,200	Mizuho Financial Group, Inc.	9,856,454

456,000	Mizuho Leasing Co. Ltd.	3,146,476

1,300	Mochida Pharmaceutical Co. Ltd.	30,491

10,400	Modec, Inc.	246,113

102,000	MonotaRO Co. Ltd.	1,709,627

5,600	Morinaga & Co. Ltd.	112,341

6,800	Morinaga Milk Industry Co. Ltd.(a)	167,005

393,000	MS&AD Insurance Group Holdings, Inc.	9,149,119

5,800	Nagase & Co. Ltd.	129,794

11,500	Nagoya Railroad Co. Ltd.	139,971

See accompanying Notes to the Financial Statements.	45

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

7,400	Namura Shipbuilding Co. Ltd.(a)	72,169

182,800	NEC Corp.	17,572,008

22,600	NEC Networks & System Integration Corp.	437,496

173,100	NGK Insulators Ltd.	2,264,193

5,100	NH Foods Ltd.	190,145

26,300	NHK Spring Co. Ltd.	334,266

3,800	Nichias Corp.(a)	151,160

10,000	Nikkon Holdings Co. Ltd.	132,376

144,800	Nintendo Co. Ltd.	7,729,955

3,200	Nippn Corp.(a)	49,642

73,000	NIPPON EXPRESS HOLDINGS, Inc.	3,848,525

49,200	Nippon Gas Co. Ltd.(a)	790,075

24,500	Nippon Light Metal Holdings Co. Ltd.	278,845

37,900	Nippon Shinyaku Co. Ltd.	987,244

10,400	Nippon Shokubai Co. Ltd.	126,074

253,800	Nippon Soda Co. Ltd.	4,425,176

11,234,600	Nippon Telegraph & Telephone Corp.	11,529,917

29,000	Nippon Yusen KK(a)	1,058,305

7,400	Nishi-Nippon Financial Holdings, Inc.	84,430

5,900	Nishi-Nippon Railroad Co. Ltd.	94,374

62,000	Nishio Holdings Co. Ltd.(a)	1,740,282

12,200	Nissin Foods Holdings Co. Ltd.	341,760

4,800	Nitori Holdings Co. Ltd.	731,376

275,000	Nitto Denko Corp.	4,591,985

2,000	Nitto Kogyo Corp.	42,086

5,900	Nojima Corp.	83,567

7,300	NOK Corp.	114,522

1,373,800	Nomura Holdings, Inc.(a)	7,136,000

370,400	Nomura Research Institute Ltd.	13,724,273

19,941	North Pacific Bank Ltd.	53,812

62,100	NS Solutions Corp.	1,621,529

23,100	NSK Ltd.(a)	116,420

879,300	NTT Data Group Corp.	15,826,048

36,200	Obayashi Corp.(a)	458,827

2,200	OBIC Business Consultants Co. Ltd.	114,168

48,500	Obic Co. Ltd.	1,710,927

70,400	Oji Holdings Corp.(a)	282,506

10,000	Okasan Securities Group, Inc.	43,345

10,700	Okinawa Electric Power Co., Inc.(a)	77,722

2,600	Okumura Corp.	78,887

428,500	Olympus Corp.	8,143,717

203,500	Ono Pharmaceutical Co. Ltd.(a)	2,719,451

13,100	Onward Holdings Co. Ltd.	48,264

594,400	ORIX Corp.	13,787,886

169,800	Osaka Gas Co. Ltd.	3,827,148

10,400	Otsuka Corp.	257,673

72,000	Otsuka Holdings Co. Ltd.	4,068,624

156,800	Pan Pacific International Holdings Corp.	4,050,447

849,900	Panasonic Holdings Corp.	7,385,526

46	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

117,900	Persol Holdings Co. Ltd.	211,666

20,100	Raito Kogyo Co. Ltd.(a)	304,226

26,200	Recruit Holdings Co. Ltd.	1,594,456

372,100	Renesas Electronics Corp.	5,408,249

504,500	Rengo Co. Ltd.	3,523,106

2,725,200	Resona Holdings, Inc.	19,006,289

6,000	Resorttrust, Inc.	120,638

160,500	Ricoh Co. Ltd.(a)	1,730,783

13,300	Rinnai Corp.	328,316

458,300	Rohto Pharmaceutical Co. Ltd.	11,444,684

28,100	Round One Corp.	215,111

60,000	Ryohin Keikaku Co. Ltd.	1,104,866

10,600	Saizeriya Co. Ltd.	423,140

12,100	San-In Godo Bank Ltd.(a)	103,202

12,500	Sankyo Co. Ltd.	184,039

53,700	Sankyu, Inc.	1,807,269

135,000	Santen Pharmaceutical Co. Ltd.	1,637,007

11,400	Sanwa Holdings Corp.	300,860

34,200	Sanyo Chemical Industries Ltd.	991,044

5,000	SCREEN Holdings Co. Ltd.(a)	348,609

8,800	SCSK Corp.	182,072

11,500	Seibu Holdings, Inc.(a)	256,547

165,600	Seiko Epson Corp.	3,055,797

78,600	Seino Holdings Co. Ltd.(a)	1,322,638

217,100	Sekisui Chemical Co. Ltd.	3,386,875

34,300	Sekisui House Ltd.	952,938

27,500	Senshu Ikeda Holdings, Inc.(a)	62,483

440,000	Shimadzu Corp.	14,685,123

2,700	Shimamura Co. Ltd.	147,685

5,700	Shimano, Inc.	1,082,697

311,500	Shin-Etsu Chemical Co. Ltd.	13,016,188

514,500	Shionogi & Co. Ltd.	7,386,226

13,900	SKY Perfect JSAT Holdings, Inc.	86,681

2,917,000	SoftBank Corp.(a)	3,817,550

345,840	Sojitz Corp.(a)	8,135,847

253,200	Sompo Holdings, Inc.	5,666,200

5,300	Square Enix Holdings Co. Ltd.	211,014

8,000	Stanley Electric Co. Ltd.	148,965

182,100	Subaru Corp.	3,159,761

33,200	Sumitomo Bakelite Co. Ltd.	932,357

65,600	Sumitomo Corp.	1,464,810

46,000	Sumitomo Electric Industries Ltd.(a)	738,206

9,700	Sumitomo Forestry Co. Ltd.	481,135

175,500	Sumitomo Heavy Industries Ltd.	4,220,638

66,200	Sumitomo Metal Mining Co. Ltd.	1,985,907

1,140,900	Sumitomo Mitsui Financial Group, Inc.	24,287,196

289,500	Sumitomo Mitsui Trust Holdings, Inc.(a)	6,863,077

22,500	Sumitomo Osaka Cement Co. Ltd.(a)	642,722

341,000	Sumitomo Rubber Industries Ltd.	3,736,839

See accompanying Notes to the Financial Statements.	47

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

29,300	Sumitomo Seika Chemicals Co. Ltd.(a)	1,054,915

5,300	Sumitomo Warehouse Co. Ltd.(a)	99,783

13,100	Suntory Beverage & Food Ltd.	493,997

4,200	Suzuken Co. Ltd.	146,900

3,000	SWCC Corp.(a)	120,176

29,800	T&D Holdings, Inc.	519,792

7,600	Tadano Ltd.	50,762

15,400	Taiheiyo Cement Corp.	362,714

5,600	Taikisha Ltd.	191,639

136,900	Taisei Corp.	5,991,289

13,000	Takara Holdings, Inc.	110,605

5,400	Takara Standard Co. Ltd.	60,252

3,400	Takasago Thermal Engineering Co. Ltd.(a)	122,176

21,200	Takashimaya Co. Ltd.(a)	169,404

544,100	Takeda Pharmaceutical Co. Ltd.(a)	15,607,119

7,500	Takuma Co. Ltd.	84,050

3,800	Tamron Co. Ltd.	118,750

11,500	Teijin Ltd.(a)	113,842

1,012,500	Terumo Corp.	19,111,787

59,700	TIS, Inc.	1,523,802

19,700	Tobu Railway Co. Ltd.	344,722

6,500	Toho Co. Ltd.	264,153

4,600	Toho Gas Co. Ltd.	127,638

6,000	Toho Holdings Co. Ltd.(a)	190,394

29,900	Tohoku Electric Power Co., Inc.	286,583

58,900	TOKAI Holdings Corp.	399,832

2,500	Token Corp.	197,497

425,100	Tokio Marine Holdings, Inc.	15,545,988

184,000	Tokuyama Corp.	3,709,200

1,812,700	Tokyo Electric Power Co. Holdings, Inc.*	8,071,229

76,300	Tokyo Electron Ltd.	13,490,122

308,400	Tokyo Gas Co. Ltd.(a)	7,194,706

2,000	Tokyo Kiraboshi Financial Group, Inc.	57,816

5,500	Tomy Co. Ltd.	150,419

14,900	TOPPAN Holdings, Inc.	442,083

32,600	TOTO Ltd.(a)	1,216,346

7,800	Toyo Seikan Group Holdings Ltd.	122,747

193,500	Toyo Suisan Kaisha Ltd.	12,647,032

7,100	Toyo Tire Corp.	103,591

5,500	Toyota Boshoku Corp.	71,826

9,000	Toyota Industries Corp.	693,687

39,000	Toyota Tsusho Corp.	704,803

7,900	Trend Micro, Inc.	468,676

259,100	TS Tech Co. Ltd.	3,158,144

49,800	Tsubakimoto Chain Co.(a)	654,182

126,300	UBE Corp.(a)	2,357,088

2,800	Ulvac, Inc.	149,141

131,000	Unicharm Corp.	4,746,735

25,700	Valor Holdings Co. Ltd.	395,813

48	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

4,400	Wacoal Holdings Corp.	137,838

26,900	Warabeya Nichiyo Holdings Co. Ltd.(a)	437,050

77,600	Yakult Honsha Co. Ltd.(a)	1,800,576

34,200	Yamada Holdings Co. Ltd.	107,281

435,000	Yamaha Motor Co. Ltd.	3,892,617

7,700	Yamazaki Baking Co. Ltd.	153,176

121,600	Yokogawa Electric Corp.	3,107,159

192,600	Yokohama Rubber Co. Ltd.	4,324,883

16,700	ZOZO, Inc.(a)	608,737

		840,903,801

	Luxembourg — 0.0%

26,559	ArcelorMittal SA(b)	697,753

4,590	ArcelorMittal SA(a)(b)	120,588

		818,341

	Netherlands — 3.7%

647,018	ABN AMRO Bank NV CVA, GDR 144A	11,701,705

10,355	Adyen NV*(a) 144A	16,209,428

757,426	Aegon Ltd.	4,875,837

4,515	Arcadis NV	313,424

2,811	ASM International NV	1,849,076

38,377	ASML Holding NV	31,934,540

102,919	ASR Nederland NV	5,053,962

102,346	Euronext NV	11,131,059

6,064	EXOR NV	650,717

1,143,117	ING Groep NV	20,761,979

272,087	ING Groep NV, ADR	4,941,100

346,100	Koninklijke Ahold Delhaize NV	11,985,803

17,315	Koninklijke BAM Groep NV	81,240

4,267	Koninklijke Vopak NV	198,488

237,825	NN Group NV	11,885,716

14,382	SBM Offshore NV	263,076

9,931	Van Lanschot Kempen NV, ADR	472,711

92,943	Wolters Kluwer NV	15,694,207

		150,004,068

	New Zealand — 0.0%

8,789	Xero Ltd.*	911,191

	Nigeria — 0.0%

66,241	Airtel Africa PLC 144A	101,292

	Norway — 0.8%

450,196	Aker BP ASA	9,668,444

19,274	Aker Solutions ASA	74,258

103,992	Austevoll Seafood ASA	954,748

228,831	DNB Bank ASA	4,701,479

113,576	Equinor ASA	2,875,888

29,191	Equinor ASA, ADR	739,408

See accompanying Notes to the Financial Statements.	49

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Norway — continued

5,399	Frontline PLC(b)	123,367

4,327	Frontline PLC(b)	98,144

7,218	Golden Ocean Group Ltd.(b)	96,490

11,278	Golden Ocean Group Ltd.(b)	150,900

20,143	Kongsberg Gruppen ASA	1,973,632

145,858	Mowi ASA	2,627,692

457,100	Orkla ASA	4,315,969

27,309	Storebrand ASA	300,505

298,406	Telenor ASA	3,824,755

388,451	Var Energi ASA	1,205,997

		33,731,676

	Portugal — 0.2%

536,228	Banco Comercial Portugues SA Class R	242,615

288,209	Galp Energia SGPS SA	5,403,816

20,013	Navigator Co. SA	82,373

1,993,026	Sonae SGPS SA	2,110,877

		7,839,681

	Russia — 0.0%

3,792,080	Gazprom PJSC(c)(d)(e)	94,471

843,000	GMK Norilskiy Nickel PAO(c)(d)(e)	18,105

113,778	LUKOIL PJSC(c)(d)(e)	60,844

18,119	Novatek PJSC(c)(d)(e)	2,393

169,349	Rosneft Oil Co. PJSC(c)(d)(e)	5,456

1,092,670	Sberbank of Russia PJSC(c)(d)(e)	15,253

296,674	Tatneft PJSC(c)(d)(e)	11,724

		208,246

	Singapore — 0.7%

216,000	CapitaLand Ascendas REIT, REIT	481,872

126,600	ComfortDelGro Corp. Ltd.	149,115

390,100	Genting Singapore Ltd.	266,254

16,364	Hafnia Ltd.	116,679

142,900	Jardine Cycle & Carriage Ltd.(a)	3,076,474

210,500	Oversea-Chinese Banking Corp. Ltd.	2,479,368

45,927	Sea Ltd., ADR*	4,329,998

270,500	Singapore Exchange Ltd.	2,409,602

111,400	Singapore Technologies Engineering Ltd.	404,933

1,339,400	Singapore Telecommunications Ltd.	3,385,067

113,200	STMicroelectronics NV	3,366,878

346,000	United Overseas Bank Ltd.	8,682,387

108,600	Venture Corp. Ltd.	1,189,348

		30,337,975

	South Africa — 0.2%

119,600	Anglo American PLC	3,896,732

347,000	MTN Group Ltd.	1,849,123

1,003,000	Old Mutual Ltd.(a)	793,770

50	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued

169,062	Tiger Brands Ltd.(a)	2,285,881

		8,825,506

	South Korea — 1.0%

103,600	Doosan Bobcat, Inc.	3,216,456

1,496	Hyundai Mobis Co. Ltd.	248,819

117,340	Kia Corp.	8,964,033

444,259	Samsung Electronics Co. Ltd.	20,893,116

16,957	Samsung Fire & Marine Insurance Co. Ltd.	4,467,146

85,900	SK Telecom Co. Ltd.	3,671,951

		41,461,521

	Spain — 2.9%

13,220	ACS Actividades de Construccion y Servicios SA	612,004

169,928	Amadeus IT Group SA	12,311,960

384,863	Banco Bilbao Vizcaya Argentaria SA	4,169,843

48,347	Banco Bilbao Vizcaya Argentaria SA, ADR	524,081

3,726,263	Banco de Sabadell SA(a)	7,938,952

4,105,191	Banco Santander SA	21,077,648

102,501	Banco Santander SA, ADR	522,755

918,901	Bankinter SA	8,130,479

3,607,764	CaixaBank SA(a)	21,597,856

1,033,306	Iberdrola SA	16,018,246

7,958	Indra Sistemas SA(a)	146,456

107,236	Industria de Diseno Textil SA	6,359,836

1,599,120	Mapfre SA	4,268,998

985,218	Repsol SA	13,024,203

294,256	Unicaja Banco SA 144A	376,023

		117,079,340

	Sweden — 2.2%

17,313	Alfa Laval AB	832,806

94,666	Atlas Copco AB Class B	1,623,123

285,519	Epiroc AB Class A	6,182,687

302,932	Essity AB Class B	9,470,547

18,363	Getinge AB Class B	396,368

537,896	H & M Hennes & Mauritz AB Class B (a)	9,169,586

3,799	Hemnet Group AB	140,093

135,068	Hexagon AB Class B	1,455,066

14,200	Industrivarden AB Class A	525,604

86,959	Industrivarden AB Class C	3,202,434

297,541	Investor AB Class B	9,174,323

2,262	Inwido AB	41,930

4,766	L E Lundbergforetagen AB Class B	273,173

2,986	Lindab International AB	83,542

39,146	Sandvik AB	876,253

458,426	Securitas AB Class B (a)	5,829,481

98,000	Skandinaviska Enskilda Banken AB Class A	1,500,947

286,400	SKF AB Class B	5,707,318

330,115	Svenska Cellulosa AB SCA Class B	4,818,234

See accompanying Notes to the Financial Statements.	51

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Sweden — continued

90,042	Svenska Handelsbanken AB Class A	926,038

296,409	Swedbank AB Class A	6,295,687

32,993	Tele2 AB Class B	373,981

250,056	Telefonaktiebolaget LM Ericsson, ADR	1,895,425

740,461	Telefonaktiebolaget LM Ericsson Class B (a)	5,604,263

131,269	Telia Co. AB	425,278

13,336	Trelleborg AB Class B	513,358

390,400	Volvo AB Class B	10,329,428

		87,666,973

	Switzerland — 6.0%

304,073	ABB Ltd.(b)	17,659,340

17,866	ABB Ltd.(b)	1,031,781

6,656	Accelleron Industries AG(a)	345,918

85,970	Adecco Group AG	2,933,100

2,829	Baloise Holding AG	578,510

681	Belimo Holding AG	487,207

8,200	Bucher Industries AG	3,727,936

1,926	Cembra Money Bank AG(a)	180,259

222	Chocoladefabriken Lindt & Spruengli AG	2,871,223

96,269	Cie Financiere Richemont SA Class A	15,269,744

136,078	DSM-Firmenich AG	18,778,711

7,435	EFG International AG	100,126

1,230	Flughafen Zurich AG	296,582

2,336	Geberit AG	1,526,964

120,835	Julius Baer Group Ltd.	7,291,212

1,261	Kardex Holding AG	414,080

18,615	Landis & Gyr Group AG	1,734,502

70,468	Logitech International SA(b)	6,312,088

49,002	Logitech International SA(b)	4,396,949

23,930	Lonza Group AG	15,165,643

451,402	Novartis AG	51,987,084

4,720	Novartis AG, ADR	542,894

311,860	On Holding AG Class A *	15,639,779

54,940	Sandoz Group AG	2,297,118

24,143	Schindler Holding AG	7,097,936

72,845	SGS SA	8,146,758

21,070	Sika AG	6,996,274

3,561	Stadler Rail AG(a)	111,868

3,173	Swatch Group AG(a)	136,354

10,300	Swatch Group AG Bearer Shares (a)	2,213,117

3,580	Swiss Life Holding AG	2,996,242

938,560	UBS Group AG(b)	28,995,168

63,209	UBS Group AG*(b)	1,953,790

1,187	Valiant Holding AG	139,871

20,557	Zurich Insurance Group AG	12,423,637

		242,779,765

52	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Taiwan — 1.6%

997,000	ASE Technology Holding Co. Ltd.	4,757,145

1,290,000	Chipbond Technology Corp.	2,710,726

573,000	Hon Hai Precision Industry Co. Ltd.	3,394,925

91,000	MediaTek, Inc.	3,378,731

139,000	Novatek Microelectronics Corp.	2,275,196

558,000	Sino-American Silicon Products, Inc.	3,120,914

492,000	Taiwan Semiconductor Manufacturing Co. Ltd.	14,878,233

156,419	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	27,165,288

1,786,000	United Microelectronics Corp.	3,036,254

		64,717,412

	Thailand — 0.0%

10,006,800	Quality Houses PCL Class F	600,206

	Turkey — 0.2%

338,400	BIM Birlesik Magazalar AS	4,912,095

2,528,900	Coca-Cola Icecek AS	4,216,405

		9,128,500

	United Kingdom — 9.5%

189,800	3i Group PLC	8,414,136

1,542	4imprint Group PLC	103,004

85,840	Ashtead Group PLC	6,662,082

162,841	Associated British Foods PLC	5,095,894

91,040	AstraZeneca PLC	14,150,852

52,604	Auto Trader Group PLC 144A	612,323

671,637	Aviva PLC	4,356,751

403,600	B&M European Value Retail SA	2,247,762

15,031	Babcock International Group PLC	95,285

289,900	BAE Systems PLC	4,812,107

4,252	BAE Systems PLC, ADR	282,120

755,777	Balfour Beatty PLC	4,367,282

12,064,363	Barclays PLC	36,337,858

558,142	Barclays PLC, ADR	6,781,425

25,564	Barratt Developments PLC	164,147

11,139	Bellway PLC	465,272

9,364	Bodycote PLC	75,614

235,600	British American Tobacco PLC(b)	8,608,436

8,680	British American Tobacco PLC(b)	317,295

16,326	British American Tobacco PLC, ADR	597,205

2,218,190	BT Group PLC(a)	4,400,568

564,700	Centrica PLC	883,577

19,624	Chemring Group PLC	96,736

881,500	CK Hutchison Holdings Ltd.	5,072,810

391,950	Compass Group PLC	12,586,260

58,314	Croda International PLC	3,298,514

22,066	Darktrace PLC*	170,722

435,262	Diageo PLC	15,197,312

24,968	Drax Group PLC	215,848

See accompanying Notes to the Financial Statements.	53

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

408,894	Hiscox Ltd.	6,285,462

309,100	HSBC Holdings PLC	2,774,577

96,534	IG Group Holdings PLC	1,191,917

551,938	IMI PLC	13,414,990

229,500	Imperial Brands PLC	6,689,356

84,237	Informa PLC	926,754

412,520	International Consolidated Airlines Group SA	1,138,092

109,529	Intertek Group PLC	7,580,899

1,537,000	J Sainsbury PLC	6,090,125

32,681	JET2 PLC	613,713

1,999,920	Kingfisher PLC	8,637,944

19,121	Lancashire Holdings Ltd.	176,201

19,057,372	Lloyds Banking Group PLC	15,030,804

247,648	London Stock Exchange Group PLC	33,949,047

1,095,551	Man Group PLC	3,112,436

845,100	Marks & Spencer Group PLC	4,223,698

681,500	Mitchells & Butlers PLC*	2,701,253

32,159	MONY Group PLC	91,104

6,018,026	NatWest Group PLC	27,760,552

358,296	Ocado Group PLC*	1,846,946

570,133	Paragon Banking Group PLC	5,945,912

568,456	QinetiQ Group PLC	3,426,666

656,296	RELX PLC(b)	30,890,504

87,667	RELX PLC(b)	4,126,924

39,924	Rightmove PLC	330,630

520,622	Rolls-Royce Holdings PLC*	3,681,627

41,897	Sage Group PLC	575,754

69,007	Serco Group PLC	164,761

43,652	Smith & Nephew PLC	678,039

6,416	Spectris PLC	234,774

38,866	Spirax Group PLC	3,917,786

114,695	Standard Chartered PLC(b)	1,219,999

10,600	Standard Chartered PLC(b)	114,017

2,213,000	Tesco PLC	10,647,672

50,139	TP ICAP Group PLC	159,056

258,060	Unilever PLC	16,750,130

8,111	Vesuvius PLC	42,485

29,584	Virgin Money U.K. PLC(d)	86,508

5,764,678	Vodafone Group PLC	5,802,428

581,587	Vodafone Group PLC, ADR	5,827,502

		385,328,241

	United States — 10.9%

92,978	Agilent Technologies, Inc.	13,805,373

37,985	Analog Devices, Inc.	8,743,007

1,001,339	BP PLC	5,261,100

10,712	BP PLC, ADR	336,250

116,421	Bruker Corp.	8,040,034

77,918	Cadence Design Systems, Inc.*	21,118,115

54	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Shares	Description	Value ($)

	United States — continued

356,149	CRH PLC	33,029,258

81,290	CSL Ltd.	16,144,748

2,574	CyberArk Software Ltd.*	750,604

540,632	Experian PLC	28,506,681

969,504	GSK PLC	19,721,225

225,643	GSK PLC, ADR	9,224,286

6,224,537	Haleon PLC	32,804,313

312,212	Holcim AG	30,556,840

41,380	ICON PLC*	11,888,888

323,200	James Hardie Industries PLC, CDI*	12,876,959

623,000	JBS SA	3,618,475

72,988	Reliance Worldwide Corp. Ltd.	297,230

167,833	Roche Holding AG	53,838,670

159,296	Sanofi SA	18,293,803

198,754	Schneider Electric SE	52,393,755

991,489	Shell PLC	32,250,876

266,569	Signify NV 144A	6,295,193

35,029	Stellantis NV(b)	484,845

112,117	Stellantis NV(b)	1,552,591

136,590	Swiss Re AG	18,896,394

25,005	Tenaris SA	394,463

		441,123,976

	TOTAL COMMON STOCKS (COST $3,263,869,311)	3,895,408,884

	INVESTMENT COMPANIES — 0.3%

	United States — 0.3%

153,521	iShares MSCI EAFE ETF	12,838,961

20,437	Vanguard FTSE Developed Markets ETF	1,079,278

	TOTAL INVESTMENT COMPANIES (COST $12,150,274)	13,918,239

	PREFERRED STOCKS — 0.4%

	Germany — 0.4%

5,781	Bayerische Motoren Werke AG, 8.12%	479,375

15,947	Henkel AG & Co. KGaA, 2.20%	1,502,122

414,900	Schaeffler AG, 9.74%	2,145,770

93,332	Volkswagen AG, 9.56%	9,912,171

		14,039,438

	TOTAL PREFERRED STOCKS (COST $22,783,367)	14,039,438

See accompanying Notes to the Financial Statements.	55

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT — 3.1%

	Mutual Fund - Securities Lending Collateral — 3.1%

124,758,948	State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(f)(g)	124,758,948

	TOTAL SHORT-TERM INVESTMENT (COST $124,758,948)	124,758,948

	TOTAL INVESTMENTS — 99.9% (Cost $3,423,561,900)	4,048,125,509

	Other Assets and Liabilities (net) — 0.1%	4,818,800

	NET ASSETS — 100.0%	$4,052,944,309

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)	Securities are traded on separate exchanges for the same entity.

(c)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.

(d)

Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $294,754 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2024 was $29,649,255.

(e)

Illiquid securities represent Russian securities impacted by the Russian/Ukraine crisis. The total market value of the securities at period end is $208,246 which represents 0.0% of net assets. The aggregate cost of these securities held at September 30, 2024 was $29,569,045.

(f)	The rate disclosed is the 7-day net yield as of September 30, 2024.

(g)	Represents an investment of securities lending cash collateral.

144A

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $55,078,879 which represents 1.4% of net assets.

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)

Buys

582	MSCI EAFE Index	Dec 2024	$72,394,980	$1,246,198

Abbreviations

ADR	—	American Depository Receipt

CDI	—	CREST Depository Interest

CVA	—	Certificaten Van Aandelen

GDR	—	Global Depository Receipt

REIT	—	Real Estate Investment Trust

56	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets

Financial	24.4

Consumer, Non-cyclical	20.5

Industrial	15.6

Consumer, Cyclical	9.6

Technology	9.3

Basic Materials	5.9

Energy	5.1

Communications	4.2

Utilities	1.9

Investment Companies	0.3

Diversified	0.0*

Short-Term Investment	3.1

Other Assets and Liabilities (net)	0.1

100.0%

*	Amount rounds to zero.

See accompanying Notes to the Financial Statements.	57

Mercer Core Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)		Description	Value ($)

		DEBT OBLIGATIONS — 99.4%

		Asset Backed Securities — 10.2%

205,483		ABPCI Direct Lending Fund ABS I Ltd., Series 2020-1A, Class A, 3.20%, due 12/29/30 144A	201,298

2,700,000		Affirm Asset Securitization Trust, Series 2024-A, Class 1A, 5.61%, due 02/15/29 144A	2,736,814

250,000		AIMCO CLO 10 Ltd., Series 2019-10A, Class ARR, 6.69% (3 mo. USD Term SOFR + 1.41%), due 07/22/37(b) 144A	251,037

148,000		Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, due 08/15/46 144A	140,349

359,000		Aligned Data Centers Issuer LLC, Series 2023-2A, Class A2, 6.50%, due 11/16/48 144A	369,166

2,660,000		American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75%, due 08/15/27	2,646,502

400,000		AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01%, due 01/19/27	388,059

400,000		AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.41%, due 08/18/27	382,914

700,000		AmeriCredit Automobile Receivables Trust, Series 2023-1, Class C, 5.80%, due 12/18/28	720,975

800,000		AmeriCredit Automobile Receivables Trust, Series 2023-2, Class C, 6.00%, due 07/18/29	831,842

1,350,000		AMSR Trust, Series 2021-SFR1, Class A, 1.95%, due 06/17/38 144A	1,238,108

1,529,000		AMSR Trust, Series 2021-SFR2, Class A, 1.53%, due 08/17/38 144A	1,454,824

2,742,000		AMSR Trust, Series 2022-SFR3, Class A, 4.00%, due 10/17/39 144A	2,695,219

4,000,000	EUR	Anchorage Capital Europe CLO 6 DAC, Series 6A, Class AR, 5.44% (3 mo. EURIBOR + 1.75%), due 01/22/38(b) 144A	4,501,915

372,000		Apidos CLO XLVIII Ltd., Series 2024-48A, Class A1, 6.76% (3 mo. USD Term SOFR + 1.44%), due 07/25/37(b) 144A	373,218

134,738		Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 07/17/46 144A	124,441

915,840		Arbys Funding LLC, Series 2020-1A, Class A2, 3.24%, due 07/30/50 144A	875,697

5,000,000		Atlas Senior Loan Fund XXIII Ltd., Series 2024-23A, Class A1, 6.87% (3 mo. USD Term SOFR + 1.53%), due 07/20/37(b) 144A	5,011,295

700,000		Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.36%, due 06/20/30 144A	721,064

3,863,000		Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class A, 5.23%, due 12/20/30 144A	3,974,198

1,838,000		BA Credit Card Trust, Series 2022-A2, Class A2, 5.00%, due 04/15/28	1,852,637

339,000		Bain Capital Credit CLO Ltd., Series 2024-2A, Class A1, 6.85% (3 mo. USD Term SOFR + 1.52%), due 07/15/37(b) 144A	341,491

272,000		Ballyrock CLO 26 Ltd., Series 2024-26A, Class A1A, 6.84% (3 mo. USD Term SOFR + 1.51%), due 07/25/37(b) 144A	272,765

2,500,000	EUR	Barings Euro CLO DAC, Series 2015-1A, Class ARR, 4.67% (3 mo. EURIBOR + 0.98%), due 07/25/35(b) 144A	2,779,026

250,000		Battalion CLO XXV Ltd., Series 2024-25A, Class A, 6.90% (3 mo. USD Term SOFR + 1.63%), due 03/13/37(b) 144A	251,591

1,249,102	EUR	BNPP AM Euro CLO DAC, Series 2018-1A, Class AR, 4.29% (3 mo. EURIBOR + 0.60%), due 04/15/31(b) 144A	1,387,738

1,389,836		BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, due 04/25/54(c) 144A	1,411,644

3,021,000		Capital One Multi-Asset Execution Trust, Series 2023-A1, Class A, 4.42%, due 05/15/28	3,034,552

1,490,405	EUR	Carlyle Global Market Strategies Euro CLO Ltd., Series 2014-2A, Class AR1, 4.29% (3 mo. EURIBOR + 0.75%), due 11/15/31(b) 144A	1,660,274

405,000		CarMax Auto Owner Trust, Series 2020-4, Class C, 1.30%, due 08/17/26	401,715

300,000		CarMax Auto Owner Trust, Series 2021-2, Class C, 1.34%, due 02/16/27	293,126

310,000		CarMax Auto Owner Trust, Series 2021-3, Class C, 1.25%, due 05/17/27	299,100

300,000		CarMax Auto Owner Trust, Series 2021-4, Class C, 1.38%, due 07/15/27	288,133

400,000		CarMax Auto Owner Trust, Series 2022-1, Class C, 2.20%, due 11/15/27	386,566

200,000		CarMax Auto Owner Trust, Series 2022-1, Class D, 2.47%, due 07/17/28	193,362

839,189		CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, due 07/15/60 144A	812,287

58	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)		Description	Value ($)

		Asset Backed Securities — continued

733,224		CF Hippolyta Issuer LLC, Series 2021-1A, Class A1, 1.53%, due 03/15/61 144A	689,334

1,362,490		CIFC Funding Ltd., Series 2015-1A, Class ARR, 6.65% (3 mo. USD Term SOFR + 1.37%), due 01/22/31(b) 144A	1,365,749

1,200,000		Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, due 10/13/30	1,198,447

777,685		CLI Funding VI LLC, Series 2020-1A, Class A, 2.08%, due 09/18/45 144A	720,299

615,435		CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64%, due 02/18/46 144A	561,963

571,150		CLI Funding VIII LLC, Series 2022-1A, Class A, 2.72%, due 01/18/47 144A	523,590

2,250,000		Crown City CLO I, Series 2020-1A, Class A1AR, 6.73% (3 mo. USD Term SOFR + 1.45%), due 07/20/34(b) 144A	2,251,910

2,165,000		Crown Point CLO 11 Ltd., Series 2021-11A, Class A, 6.67% (3 mo. USD Term SOFR + 1.38%), due 01/17/34(b) 144A	2,164,803

2,091,740	EUR	CVC Cordatus Loan Fund VII DAC, Series 7A, Class ARR, 4.11% (3 mo. EURIBOR + 0.63%), due 09/15/31(b) 144A	2,324,487

686,000		CyrusOne Data Centers Issuer I LLC, Series 2023-1A, Class A2, 4.30%, due 04/20/48 144A	665,179

622,000		CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.50%, due 05/20/49 144A	606,163

449,000		DataBank Issuer LLC, Series 2021-1A, Class A2, 2.06%, due 02/27/51 144A	428,352

260,865		DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, due 11/20/47 144A	256,327

1,104,760		DB Master Finance LLC, Series 2021-1A, Class A2I, 2.05%, due 11/20/51 144A	1,048,163

152,000		Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.48%, due 04/15/49 144A	141,297

790,540		Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.12%, due 07/25/47 144A	777,458

4,080,610		Domino’s Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.66%, due 04/25/51 144A	3,767,382

590,580		Driven Brands Funding LLC, Series 2020-2A, Class A2, 3.24%, due 01/20/51 144A	557,050

674,915		Driven Brands Funding LLC, Series 2021-1A, Class A2, 2.79%, due 10/20/51 144A	613,857

405,000		Elmwood CLO IV Ltd., Series 2020-1A, Class AR, 6.78% (3 mo. USD Term SOFR + 1.46%), due 04/18/37(b) 144A	407,527

531,000		FirstKey Homes Trust, Series 2021-SFR1, Class D, 2.19%, due 08/17/38 144A	501,963

305,000		Ford Credit Auto Owner Trust, Series 2020-C, Class C, 1.04%, due 05/15/28	301,421

300,000		Ford Credit Auto Owner Trust, Series 2022-A, Class C, 2.14%, due 07/15/29	290,872

2,282,000		Ford Credit Auto Owner Trust, Series 2022-B, Class A4, 3.93%, due 08/15/27	2,269,577

1,800,000		Ford Credit Auto Owner Trust, Series 2023-B, Class B, 5.56%, due 03/15/29	1,851,652

2,135,000		Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class A1, 4.92%, due 05/15/28 144A	2,157,932

242,000		Frontier Issuer LLC, Series 2024-1, Class C, 11.16%, due 06/20/54 144A	278,009

300,000		GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class C, 1.04%, due 05/17/27	297,300

500,000		GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class B, 5.72%, due 01/16/29	515,391

700,000		GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class B, 6.16%, due 04/16/29	732,071

500,000		GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class C, 6.41%, due 05/16/29	524,150

998,000		GM Financial Revolving Receivables Trust, Series 2024-1, Class A, 4.98%, due 12/11/36 144A	1,026,082

2,973,000		GMF Floorplan Owner Revolving Trust, Series 2023-2, Class A, 5.34%, due 06/15/30 144A	3,093,273

250,000		GoldenTree Loan Management U.S. CLO 20 Ltd., Series 2024-20A, Class A, 6.78% (3 mo. USD Term SOFR + 1.45%), due 07/20/37(b) 144A	251,417

See accompanying Notes to the Financial Statements.	59

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)		Description	Value ($)

		Asset Backed Securities — continued

250,943		Golub Capital Partners ABS Funding Ltd., Series 2020-1A, Class A2, 3.21%, due 01/22/29 144A	245,569

442,917		Golub Capital Partners ABS Funding Ltd., Series 2021-1A, Class A2, 2.77%, due 04/20/29 144A	433,168

5,000,000	EUR	Harvest CLO XXXII DAC, Series 32A, Class A, 5.15% (3 mo. EURIBOR + 1.45%), due 07/25/37(b) 144A	5,600,903

746,000		HI-FI Music IP Issuer LP, Series 2022-1A, Class A2, 3.94%, due 02/01/62 144A	724,764

167,000		Hotwire Funding LLC, Series 2024-1A, Class A2, 5.89%, due 06/20/54 144A	171,573

2,000,000	EUR	Invesco Euro CLO I DAC, Series 1A, Class A1R, 4.34% (3 mo. EURIBOR + 0.65%), due 07/15/31(b) 144A	2,212,527

720,000		Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, due 09/17/41 144A	699,785

1,800,000		JP Morgan Mortgage Trust, Series 2024-HE3, Class A1, 6.41% (SOFR 30-day average + 1.20%), due 02/25/55(b) 144A	1,800,000

2,600,000		Kubota Credit Owner Trust, Series 2024-1A, Class A3, 5.19%, due 07/17/28 144A	2,654,596

2,525,918	EUR	Madison Park Euro Funding XIV DAC, Series 14A, Class A1R, 4.49% (3 mo. EURIBOR + 0.80%), due 07/15/32(b) 144A	2,808,701

4,865,000		Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, 6.59% (3 mo. USD Term SOFR + 1.29%), due 10/15/32(b) 144A	4,869,456

2,000,000		Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, 6.67% (3 mo. USD Term SOFR + 1.38%), due 07/17/34(b) 144A	2,001,738

387,000		Magnetite XL Ltd., Series 2024-40A, Class A1, 6.78% (3 mo. USD Term SOFR + 1.45%), due 07/15/37(b) 144A	388,256

575,000		MetroNet Infrastructure Issuer LLC, Series 2023-1A, Class A2, 6.56%, due 04/20/53 144A	598,087

411,768		MidOcean Credit CLO III, Series 2014-3A, Class A1R, 6.66% (3 mo. USD Term SOFR + 1.38%), due 04/21/31(b) 144A	412,270

1,753		Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC7, Class M1, 6.02% (1 mo. USD Term SOFR + 1.16%), due 06/25/33(b)	1,754

216,645		Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.31%, due 01/15/69 144A	203,128

63,591		Navient Student Loan Trust, Series 2020-2A, Class A1A, 1.32%, due 08/26/69 144A	56,769

975,240		Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.58%, due 04/30/51 144A	905,412

507,975		Neighborly Issuer LLC, Series 2022-1A, Class A2, 3.70%, due 01/30/52 144A	465,739

125,998		New Century Home Equity Loan Trust, Series 2003-A, Class A, 3.60% (1 mo. USD Term SOFR + 0.83%), due 10/25/33(b) 144A	124,956

1,206,000		New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, due 10/20/61 144A	1,112,874

474,000		New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, due 10/20/61 144A	427,328

2,643,000		NextGear Floorplan Master Owner Trust, Series 2022-1A, Class A2, 2.80%, due 03/15/27 144A	2,617,498

3,163,000		NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, due 03/15/29 144A	3,229,010

4,750,000		NGC Ltd., Series 2024-1A, Class A1, 6.90% (3 mo. USD Term SOFR + 1.60%), due 07/20/37(b) 144A	4,748,285

60,174		NRZ Excess Spread-Collateralized Notes, Series 2021-FHT1, Class A, 3.10%, due 07/25/26 144A	58,070

2,435,000		OCP CLO Ltd., Series 2015-9A, Class A1R2, 6.55% (3 mo. USD Term SOFR + 1.25%), due 01/15/33(b) 144A	2,437,148

282,000		OHA Credit Partners XI Ltd., Series 2015-11A, Class A1R2, 6.74% (3 mo. USD Term SOFR + 1.46%), due 04/20/37(b) 144A	283,541

4,594,374		OZLM VI Ltd., Series 2014-6A, Class A1T, 6.15% (3 mo. USD Term SOFR + 0.87%), due 04/17/31(b) 144A	4,597,243

60	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued

40,778	OZLM XI Ltd., Series 2015-11A, Class A1R, 6.77% (3 mo. USD Term SOFR + 1.51%), due 10/30/30(b) 144A	40,810

322,000	Palmer Square CLO Ltd., Series 2024-2A, Class A1, 6.69% (3 mo. USD Term SOFR + 1.40%), due 07/20/37(b) 144A	322,805

1,247,869	Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class A1AR, 6.54% (3 mo. USD Term SOFR + 1.26%), due 10/20/31(b) 144A	1,248,782

2,492,000	PFS Financing Corp., Series 2022-A, Class A, 2.47%, due 02/15/27 144A	2,469,850

1,994,000	PFS Financing Corp., Series 2024-B, Class A, 4.95%, due 02/15/29 144A	2,028,686

1,521,000	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.77%, due 06/05/54 144A	1,559,736

1,141,460	Progress Residential Trust, Series 2021-SFR2, Class A, 1.55%, due 04/19/38 144A	1,097,987

1,555,350	Progress Residential Trust, Series 2022-SFR2, Class A, 2.95%, due 04/17/27 144A	1,498,913

3,119,000	Progress Residential Trust, Series 2024-SFR3, Class A, 3.00%, due 06/17/41 144A	2,910,755

1,781,000	Progress Residential Trust, Series 2024-SFR4, Class A, 3.10%, due 07/17/41 144A	1,672,293

5,000,000	Regatta XII Funding Ltd., Series 2019-1A, Class ARR, 1.00% (3 mo. USD Term SOFR + 1.39%), due 10/15/37(b)(d) 144A	5,004,640

1,623	Renaissance Home Equity Loan Trust, Series 2005-2, Class AF4, 5.43%, due 08/25/35(c)	1,620

602,000	Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, due 09/15/48 144A	599,977

454,424	Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35%, due 07/15/27	447,534

380,766	Santander Drive Auto Receivables Trust, Series 2022-1, Class C, 2.56%, due 04/17/28	378,640

1,550,000	Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74%, due 10/16/28	1,549,460

200,000	Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09%, due 05/15/30	201,894

600,000	Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77%, due 11/15/30	617,595

900,000	Santander Drive Auto Receivables Trust, Series 2023-4, Class C, 6.04%, due 12/15/31	930,668

1,400,000	Santander Drive Auto Receivables Trust, Series 2023-5, Class C, 6.43%, due 02/18/31	1,463,204

400,000	Santander Drive Auto Receivables Trust, Series 2023-6, Class B, 5.98%, due 04/16/29	413,157

100,000	Santander Drive Auto Receivables Trust, Series 2023-6, Class C, 6.40%, due 03/17/31	105,316

500,000	Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45%, due 03/15/30	508,879

500,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class C, 5.84%, due 06/17/30	517,345

2,500,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class C, 5.64%, due 08/15/30	2,577,044

3,190,600	SBA Small Business Investment Cos., Series 2024-10A, Class 1, 5.04%, due 03/10/34	3,266,168

405,960	Servpro Master Issuer LLC, Series 2024-1A, Class A2, 6.17%, due 01/25/54 144A	418,112

336,300	Sesac Finance LLC, Series 2019-1, Class A2, 5.22%, due 07/25/49 144A	335,107

45,465	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07%, due 01/15/53 144A	40,886

464,427	SMB Private Education Loan Trust, Series 2024-A, Class A1A, 5.24%, due 03/15/56 144A	476,871

511,000	SMB Private Education Loan Trust, Series 2024-E, Class A1A, 5.09%, due 10/16/56 144A	519,024

608,112	Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, due 01/20/50 144A	590,993

614,010	Sonic Capital LLC, Series 2021-1A, Class A2I, 2.19%, due 08/20/51 144A	551,843

2,178,000	Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.88%, due 03/26/46 144A	2,081,948

315,000	Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, due 07/30/54 144A	325,752

4,056,000	Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, due 07/30/54 144A	4,201,429

729,000	Subway Funding LLC, Series 2024-3A, Class A23, 5.91%, due 07/30/54 144A	732,585

179,013	Sunbird Engine Finance LLC, Series 2020-1A, Class A, 3.67%, due 02/15/45 144A	171,899

200,000	Switch ABS Issuer LLC, Series 2024-2A, Class A2, 5.44%, due 06/25/54 144A	202,273

952,043	Taco Bell Funding LLC, Series 2021-1A, Class A2I, 1.95%, due 08/25/51 144A	893,390

1,859,873	Taco Bell Funding LLC, Series 2021-1A, Class A2II, 2.29%, due 08/25/51 144A	1,674,511

See accompanying Notes to the Financial Statements.	61

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued

3,000,000	TCW CLO Ltd., Series 2019-2A, Class A1R, 6.56% (3 mo. USD Term SOFR + 1.28%), due 10/20/32(b) 144A	3,003,831

515,060	TIF Funding II LLC, Series 2021-1A, Class A, 1.65%, due 02/20/46 144A	462,875

4,000,000	Tikehau U.S. CLO IV Ltd., Series 2023-1A, Class A1, 7.50% (3 mo. USD Term SOFR + 2.20%), due 07/15/34(b) 144A	4,045,352

1,139,571	Towd Point Mortgage Trust, Series 2024-CES3, Class A1, 6.29%, due 05/25/64(e) 144A	1,154,310

3,054,000	Toyota Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.63%, due 09/15/27	3,061,967

1,515,137	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.75%, due 03/17/38 144A	1,478,182

2,659,282	Tricon Residential Trust, Series 2022-SFR2, Class A, 4.85%, due 07/17/40 144A	2,671,900

4,020,288	Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10%, due 07/17/40 144A	4,059,455

2,732,117	Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00%, due 12/17/40 144A	2,753,764

714,120	Triton Container Finance VIII LLC, Series 2020-1A, Class A, 2.11%, due 09/20/45 144A	658,376

519,850	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.86%, due 03/20/46 144A	470,664

946,246	U.S. Small Business Administration, Series 2013-20H, Class 1, 3.16%, due 08/01/33	912,606

696,778	U.S. Small Business Administration, Series 2013-20L, Class 1, 3.38%, due 12/01/33	674,217

803,759	U.S. Small Business Administration, Series 2014-20C, Class 1, 3.21%, due 03/01/34	773,432

358,069	U.S. Small Business Administration, Series 2014-20D, Class 1, 3.11%, due 04/01/34	346,523

272,626	U.S. Small Business Administration, Series 2014-20I, Class 1, 2.92%, due 09/01/34	258,859

1,838,073	U.S. Small Business Administration, Series 2019-25F, Class 1, 2.77%, due 06/01/44	1,652,920

763,036	U.S. Small Business Administration, Series 2020-25D, Class 1, 1.77%, due 04/01/45	653,686

2,329,467	U.S. Small Business Administration, Series 2022-25D, Class 1, 3.50%, due 04/01/47	2,195,515

1,581,924	U.S. Small Business Administration, Series 2022-25E, Class 1, 3.94%, due 05/01/47	1,535,589

2,481,172	U.S. Small Business Administration, Series 2022-25G, Class 1, 3.93%, due 07/01/47	2,400,713

2,158,515	U.S. Small Business Administration, Series 2022-25J, Class 1, 5.04%, due 10/01/47	2,234,410

1,738,613	U.S. Small Business Administration, Series 2023-25D, Class 1, 4.48%, due 04/01/48	1,746,242

2,838,083	U.S. Small Business Administration, Series 2023-25E, Class 1, 4.62%, due 05/01/48	2,865,860

2,843,786	U.S. Small Business Administration, Series 2023-25F, Class 1, 4.93%, due 06/01/48	2,933,982

1,308,950	U.S. Small Business Administration, Series 2023-25J, Class 1, 5.82%, due 10/01/48	1,409,616

1,322,050	U.S. Small Business Administration, Series 2023-25L, Class 1, 5.28%, due 12/01/48	1,387,522

1,856,000	U.S. Small Business Administration, Series 2024-25D, Class 1, 5.38%, due 04/01/49	1,960,672

808,000	Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, 1.65%, due 09/15/45 144A	781,690

860,000	Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, due 09/15/45 144A	789,642

493,231	Venture XIX CLO Ltd., Series 2014-19A, Class ARR, 6.82% (3 mo. USD Term SOFR + 1.52%), due 01/15/32(b) 144A	493,620

2,372,000	Verizon Master Trust, Series 2021-2, Class A, 0.99%, due 04/20/28	2,366,728

442,096	VR Funding LLC, Series 2020-1A, Class A, 2.79%, due 11/15/50 144A	410,116

348,569	Wellfleet CLO Ltd., Series 2018-3A, Class A1A, 6.79% (3 mo. USD Term SOFR + 1.51%), due 01/20/32(b) 144A	349,113

4,000,000	Wellfleet CLO Ltd., Series 2020-1A, Class A1AR, 6.50% (3 mo. USD Term SOFR + 1.20%), due 04/15/33(b) 144A	4,001,472

516,720	Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, due 06/15/49 144A	507,627

2,132,533	Wendy’s Funding LLC, Series 2021-1A, Class A2I, 2.37%, due 06/15/51 144A	1,924,069

3,894,000	Wheels Fleet Lease Funding 1 LLC, Series 2024-2A, Class A1, 4.87%, due 06/21/39 144A	3,931,449

142,203	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.23%, due 03/15/45 144A	129,963

200,000	World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, due 11/15/27	193,657

557,750	Zaxbys Funding LLC, Series 2021-1A, Class A2, 3.24%, due 07/30/51 144A	513,767

		240,161,871

62	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — 31.9%

225,000	1011778 BC ULC/New Red Finance, Inc., 3.88%, due 01/15/28 144A	216,401

128,000	AAR Escrow Issuer LLC, 6.75%, due 03/15/29 144A	133,233

1,909,000	AbbVie, Inc., 3.20%, due 11/21/29	1,826,076

300,000	AbbVie, Inc., 3.80%, due 03/15/25	298,970

65,000	AbbVie, Inc., 4.05%, due 11/21/39	60,075

1,035,000	AbbVie, Inc., 4.55%, due 03/15/35	1,035,668

130,000	AbbVie, Inc., 4.70%, due 05/14/45	125,880

445,000	AbbVie, Inc., 4.75%, due 03/15/45	433,272

200,000	Abu Dhabi National Energy Co. PJSC, 2.00%, due 04/29/28 144A	185,632

184,000	AdaptHealth LLC, 5.13%, due 03/01/30 144A	172,377

1,340,000	Advocate Health & Hospitals Corp., 2.21%, due 06/15/30	1,204,552

125,000	AECOM, 5.13%, due 03/15/27	125,646

400,000	AEP Texas, Inc., 3.80%, due 10/01/47	310,430

315,000	AEP Transmission Co. LLC, 3.80%, due 06/15/49	253,833

2,792,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, due 10/29/28	2,638,297

1,498,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, due 01/30/32	1,352,429

2,100,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, due 04/03/26	2,095,443

200,000	Aeropuertos Dominicanos Siglo XXI SA, 7.00%, due 06/30/34 144A	209,626

378,331	AES Panama Generation Holdings SRL, 4.38%, due 05/31/30 144A	343,444

370,000	Aetna, Inc., 4.75%, due 03/15/44	334,178

4,131,000	AIA Group Ltd., 4.95%, due 03/30/35 144A	4,125,387

533,479	Air Canada Pass-Through Trust, 3.60%, due 09/15/28 144A	518,260

636,000	Air Canada Pass-Through Trust, 10.50%, due 07/15/26 144A	682,905

4,171,000	Air Lease Corp., 5.20%, due 07/15/31	4,265,901

1,177,000	Aker BP ASA, 2.00%, due 07/15/26 144A	1,127,537

322,000	Aker BP ASA, 3.10%, due 07/15/31 144A	287,113

175,000	Aker BP ASA, 3.75%, due 01/15/30 144A	166,923

2,200,000	Aker BP ASA, 4.00%, due 01/15/31 144A	2,090,044

292,000	Aker BP ASA, 5.80%, due 10/01/54(d) 144A	287,902

300,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, due 03/15/29 144A	280,574

427,000	Albion Financing 1 SARL/Aggreko Holdings, Inc., 6.13%, due 10/15/26 144A	428,753

129,000	Alcoa Nederland Holding BV, 7.13%, due 03/15/31 144A	137,648

2,895,000	Alexandria Real Estate Equities, Inc., 2.00%, due 05/18/32	2,397,002

426,147	Alfa Desarrollo SpA, 4.55%, due 09/27/51 144A	336,970

565,000	Algonquin Power & Utilities Corp., 5.37%, due 06/15/26(c)	572,086

848,000	Allied Universal Holdco LLC, 7.88%, due 02/15/31 144A	866,950

200,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, due 06/01/29(f) 144A	178,926

434,000	Ally Financial, Inc., 6.18% (SOFR + 2.29%), due 07/26/35(b)	444,371

570,000	Ally Financial, Inc., 8.00%, due 11/01/31	645,490

265,000	Alpha Generation LLC, 6.75%, due 10/15/32 144A	268,901

259,000	AltaGas Ltd., 7.20% (5 yr. CMT + 3.57%), due 10/15/54(b) 144A	265,186

215,000	Altria Group, Inc., 3.40%, due 05/06/30	203,263

3,340,000	Amazon.com, Inc., 4.10%, due 04/13/62	2,886,241

57,000	Amentum Escrow Corp., 7.25%, due 08/01/32 144A	59,539

1,780,000	Ameren Illinois Co., 4.95%, due 06/01/33	1,834,369

289,941	American Airlines Pass-Through Trust, 3.70%, due 04/01/28	280,688

540,116	American Airlines Pass-Through Trust, 2.88%, due 01/11/36	472,205

See accompanying Notes to the Financial Statements.	63

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

507,179	American Airlines Pass-Through Trust, 3.15%, due 08/15/33	473,110

143,149	American Airlines Pass-Through Trust, 3.25%, due 04/15/30	132,316

1,322,574	American Airlines Pass-Through Trust, 3.38%, due 11/01/28	1,257,432

764,925	American Airlines Pass-Through Trust, 3.50%, due 08/15/33	686,569

251,481	American Airlines Pass-Through Trust, 3.58%, due 07/15/29	242,848

367,344	American Airlines Pass-Through Trust, 3.60%, due 04/15/31	339,635

473,953	American Airlines Pass-Through Trust, 3.65%, due 08/15/30	453,126

160,944	American Airlines Pass-Through Trust, 3.85%, due 08/15/29	152,481

569,080	American Airlines Pass-Through Trust, 3.95%, due 01/11/32	537,916

260,610	American Airlines Pass-Through Trust, 4.00%, due 08/15/30	245,842

689,945	American Airlines Pass-Through Trust, 4.10%, due 07/15/29	660,177

426,000	American Airlines, Inc., 7.25%, due 02/15/28(f) 144A	436,444

290,000	American Electric Power Co., Inc., 5.63%, due 03/01/33(f)	306,151

367,000	American Homes 4 Rent LP, 4.25%, due 02/15/28	364,032

254,000	American National Group, Inc., 5.75%, due 10/01/29(d)	255,642

1,009,000	American Tower Corp., 3.80%, due 08/15/29	982,007

1,405,000	American Tower Corp., 5.20%, due 02/15/29	1,451,582

2,305,000	American Tower Trust #1, 5.49%, due 03/15/53 144A	2,352,206

415,000	AmeriGas Partners LP/AmeriGas Finance Corp., 5.88%, due 08/20/26	412,458

85,000	Amgen, Inc., 2.80%, due 08/15/41	64,428

805,000	Amgen, Inc., 5.25%, due 03/02/30	840,175

1,566,000	Amgen, Inc., 5.25%, due 03/02/33	1,630,891

234,000	AmWINS Group, Inc., 6.38%, due 02/15/29 144A	239,855

740,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	729,366

80,000	Anheuser-Busch InBev Worldwide, Inc., 4.60%, due 04/15/48	76,103

492,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, due 06/15/29 144A	487,248

349,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, due 02/01/32 144A	361,491

179,000	Antero Resources Corp., 5.38%, due 03/01/30(f) 144A	176,973

983,000	Apollo Debt Solutions BDC, 6.90%, due 04/13/29 144A	1,022,243

1,000,000	Apple, Inc., 3.85%, due 08/04/46	880,695

980,000	AptarGroup, Inc., 3.60%, due 03/15/32	894,068

2,015,000	Aptiv PLC/Aptiv Corp., 3.25%, due 03/01/32(f)	1,804,589

875,000	Aptiv PLC/Aptiv Global Financing DAC, 5.15%, due 09/13/34(f)	861,887

453,000	APX Group, Inc., 5.75%, due 07/15/29 144A	448,961

86,000	Arcosa, Inc., 6.88%, due 08/15/32 144A	90,077

527,000	ARES Capital Corp., 2.88%, due 06/15/28	486,255

412,000	ARES Capital Corp., 5.88%, due 03/01/29	422,046

539,000	Ares Strategic Income Fund, 5.60%, due 02/15/30(d) 144A	534,963

221,000	ARES Strategic Income Fund, 6.35%, due 08/15/29 144A	226,010

266,000	Arsenal AIC Parent LLC, 8.00%, due 10/01/30 144A	285,773

195,000	Asbury Automotive Group, Inc., 4.63%, due 11/15/29 144A	186,123

455,000	Asbury Automotive Group, Inc., 4.75%, due 03/01/30	435,863

710,000	Ascension Health, 2.53%, due 11/15/29	659,694

150,000	Ascension Health, 3.11%, due 11/15/39	125,028

557,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, due 06/30/29 144A	550,721

402,000	Ashtead Capital, Inc., 2.45%, due 08/12/31 144A	343,485

285,000	Ashtead Capital, Inc., 5.50%, due 08/11/32(f) 144A	291,748

64	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

659,000	Ashtead Capital, Inc., 5.55%, due 05/30/33 144A	674,820

583,000	Ashtead Capital, Inc., 5.95%, due 10/15/33 144A	614,444

3,369,000	AT&T, Inc., 2.30%, due 06/01/27	3,217,800

247,000	AT&T, Inc., 2.55%, due 12/01/33	208,308

1,418,000	AT&T, Inc., 2.75%, due 06/01/31	1,282,469

814,000	AT&T, Inc., 3.50%, due 06/01/41	666,576

1,455,000	AT&T, Inc., 3.55%, due 09/15/55	1,065,191

595,000	AT&T, Inc., 3.65%, due 09/15/59	432,071

305,000	AT&T, Inc., 4.50%, due 05/15/35	297,125

3,440,000	AT&T, Inc., 5.40%, due 02/15/34	3,610,888

360,000	Athene Holding Ltd., 3.50%, due 01/15/31	335,381

316,382	Atlantica Transmision Sur SA, 6.88%, due 04/30/43 144A	341,462

360,000	Atlassian Corp., 5.25%, due 05/15/29	372,382

363,000	Autodesk, Inc., 2.85%, due 01/15/30	337,437

611,000	AutoNation, Inc., 4.75%, due 06/01/30	608,467

1,939,000	Aviation Capital Group LLC, 6.38%, due 07/15/30 144A	2,079,162

696,000	BAE Systems Holdings, Inc., 3.85%, due 12/15/25 144A	689,067

1,037,000	BAE Systems PLC, 3.40%, due 04/15/30 144A	982,630

2,597,000	BAE Systems PLC, 5.13%, due 03/26/29 144A	2,673,317

170,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, due 05/15/31 144A	179,018

175,000	Ball Corp., 3.13%, due 09/15/31(f)	155,588

450,000	Ball Corp., 6.00%, due 06/15/29	466,270

200,000	Banco Santander SA, 1.85%, due 03/25/26	192,351

713,000	Banco Santander SA, 4.38%, due 04/12/28(f)	709,830

400,000	Banco Santander SA, 5.54% (1 yr. CMT + 1.45%), due 03/14/30(b)	413,757

265,000	Bank of America Corp., 1.66% (SOFR + 0.91%), due 03/11/27(b)	254,780

2,773,000	Bank of America Corp., 2.09% (SOFR + 1.06%), due 06/14/29(b)	2,561,583

1,310,000	Bank of America Corp., 2.30% (SOFR + 1.22%), due 07/21/32(b)	1,134,580

2,330,000	Bank of America Corp., 2.50% (3 mo. USD Term SOFR + 1.25%), due 02/13/31(b)	2,112,904

1,084,000	Bank of America Corp., 2.59% (SOFR + 2.15%), due 04/29/31(b)	983,510

7,111,000	Bank of America Corp., 2.69% (SOFR + 1.32%), due 04/22/32(b)	6,344,564

230,000	Bank of America Corp., 2.88% (3 mo. USD Term SOFR + 1.45%), due 10/22/30(b)	213,680

1,145,000	Bank of America Corp., 3.59% (3 mo. USD Term SOFR + 1.63%), due 07/21/28(b)	1,124,078

871,000	Bank of America Corp., 3.85% (5 yr. CMT + 2.00%), due 03/08/37(b)	805,401

310,000	Bank of America Corp., 4.27% (3 mo. USD Term SOFR + 1.57%), due 07/23/29(b)	309,240

5,575,000	Bank of America Corp., 4.57% (SOFR + 1.83%), due 04/27/33(b)	5,549,998

2,545,000	Bank of America Corp., 4.95% (SOFR + 2.04%), due 07/22/28(b)	2,590,258

720,000	Bank of America Corp., 5.43% (SOFR + 1.91%), due 08/15/35(b)	738,355

892,000	Bank of Montreal, 7.70% (5 yr. CMT + 3.45%), due 05/26/84(b)	943,542

409,000	Bank of New York Mellon Corp., 4.98% (SOFR + 1.09%), due 03/14/30(b)	422,522

651,000	Barclays PLC, 4.38% (5 yr. CMT + 3.41%)(b)(g)	584,312

1,475,000	Barclays PLC, 4.94% (SOFR + 1.56%), due 09/10/30(b)	1,487,578

400,000	Barclays PLC, 4.97% (3 mo. USD LIBOR + 1.90%), due 05/16/29(b)	404,521

3,270,000	Barclays PLC, 6.49% (SOFR + 2.22%), due 09/13/29(b)	3,490,262

334,000	Barclays PLC, 8.00% (5 yr. CMT + 5.43%)(b)(g)	352,567

156,000	BAT Capital Corp., 3.56%, due 08/15/27	152,852

2,515,000	BAT Capital Corp., 4.39%, due 08/15/37	2,288,715

1,385,000	BAT Capital Corp., 6.34%, due 08/02/30	1,499,631

See accompanying Notes to the Financial Statements.	65

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

282,000	Beacon Roofing Supply, Inc., 4.13%, due 05/15/29(f) 144A	265,947

605,000	Berkshire Hathaway Energy Co., 1.65%, due 05/15/31	512,335

85,000	Berkshire Hathaway Energy Co., 5.95%, due 05/15/37	92,670

1,712,000	Berkshire Hathaway Energy Co., 6.13%, due 04/01/36	1,891,807

1,960,000	BHP Billiton Finance USA Ltd., 5.25%, due 09/08/30	2,068,019

2,090,000	BlackRock Funding, Inc., 5.00%, due 03/14/34	2,179,435

1,858,000	Blackstone Holdings Finance Co. LLC, 1.63%, due 08/05/28 144A	1,686,882

1,015,000	Blackstone Holdings Finance Co. LLC, 2.80%, due 09/30/50 144A	665,962

542,000	Blackstone Holdings Finance Co. LLC, 3.15%, due 10/02/27 144A	524,068

461,000	Blackstone Private Credit Fund, 4.00%, due 01/15/29(f)	439,102

556,000	Blackstone Private Credit Fund, 5.25%, due 04/01/30 144A	547,944

289,000	Blackstone Private Credit Fund, 5.95%, due 07/16/29 144A	294,420

560,000	Blackstone Private Credit Fund, 7.30%, due 11/27/28 144A	596,243

190,000	Block, Inc., 3.50%, due 06/01/31	173,426

113,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, due 07/15/29 144A	117,567

55,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, due 07/15/32 144A	57,763

538,000	BlueLinx Holdings, Inc., 6.00%, due 11/15/29 144A	518,604

945,000	BNP Paribas SA, 1.68% (SOFR + 0.91%), due 06/30/27(b) 144A	901,012

260,000	BNP Paribas SA, 2.16% (SOFR + 1.22%), due 09/15/29(b) 144A	237,020

200,000	BNP Paribas SA, 2.22% (SOFR + 2.07%), due 06/09/26(b) 144A	196,197

1,035,000	BNP Paribas SA, 3.13% (SOFR + 1.56%), due 01/20/33(b) 144A	924,577

3,530,000	BNP Paribas SA, 4.40%, due 08/14/28 144A	3,513,249

537,000	BNP Paribas SA, 5.50% (SOFR + 1.59%), due 05/20/30(b) 144A	556,670

860,000	BNP Paribas SA, 5.89% (SOFR + 1.87%), due 12/05/34(b) 144A	928,807

233,000	BNP Paribas SA, 9.25% (5 yr. CMT + 4.97%)(b)(g) 144A	255,150

2,545,000	Boeing Co., 2.20%, due 02/04/26	2,451,762

270,000	Boeing Co., 3.90%, due 05/01/49	195,924

325,000	Boeing Co., 3.95%, due 08/01/59	222,433

1,145,000	Boeing Co., 5.71%, due 05/01/40	1,117,910

232,000	Boeing Co., 6.30%, due 05/01/29 144A	244,165

855,000	Boeing Co., 6.53%, due 05/01/34 144A	917,964

643,000	Booking Holdings, Inc., 4.63%, due 04/13/30	658,416

541,000	BPCE SA, 5.72% (SOFR + 1.96%), due 01/18/30(b) 144A	558,968

200,000	Braskem Idesa SAPI, 6.99%, due 02/20/32 144A	157,776

981,000	Braskem Netherlands Finance BV, 4.50%, due 01/31/30 144A	875,302

116,938	British Airways Pass-Through Trust, 4.13%, due 03/20/33 144A	111,001

278,760	British Airways Pass-Through Trust, 4.25%, due 05/15/34 144A	267,669

72,488	British Airways Pass-Through Trust, 8.38%, due 11/15/28 144A	76,160

1,055,000	Brixmor Operating Partnership LP, 2.50%, due 08/16/31	916,856

584,000	Broadcom, Inc., 3.14%, due 11/15/35 144A	499,626

1,950,000	Broadcom, Inc., 3.19%, due 11/15/36(f) 144A	1,653,500

1,829,000	Broadcom, Inc., 3.42%, due 04/15/33 144A	1,662,435

353,000	Broadcom, Inc., 3.47%, due 04/15/34 144A	318,014

2,566,000	Broadcom, Inc., 4.11%, due 09/15/28(f)	2,560,076

365,000	Broadcom, Inc., 4.35%, due 02/15/30(d)	364,388

276,000	Broadcom, Inc., 4.55%, due 02/15/32(d)	275,875

1,990,000	Broadcom, Inc., 4.75%, due 04/15/29	2,022,161

1,847,000	Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, due 01/30/32	1,583,096

1,521,000	Brookfield Finance, Inc., 2.72%, due 04/15/31	1,365,404

66	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

282,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, due 06/15/29 144A	270,542

289,000	Brunswick Corp., 5.85%, due 03/18/29(f)	298,450

527,000	Builders FirstSource, Inc., 4.25%, due 02/01/32 144A	487,568

345,000	Builders FirstSource, Inc., 6.38%, due 06/15/32 144A	357,905

536,000	Builders FirstSource, Inc., 6.38%, due 03/01/34 144A	557,223

1,640,000	Bunge Ltd. Finance Corp., 2.75%, due 05/14/31(f)	1,480,292

463,000	C&W Senior Finance Ltd., 6.88%, due 09/15/27 144A	461,791

272,000	Caesars Entertainment, Inc., 6.50%, due 02/15/32 144A	281,531

200,000	Caesars Entertainment, Inc., 7.00%, due 02/15/30 144A	209,076

550,000	Calpine Corp., 3.75%, due 03/01/31 144A	510,157

509,000	Canadian Pacific Railway Co., 6.13%, due 09/15/15(h)	561,341

221,000	Capital One Financial Corp., 4.93% (SOFR + 2.06%), due 05/10/28(b)	223,682

3,715,000	Capital One Financial Corp., 5.88% (SOFR + 1.99%), due 07/26/35(b)(f)	3,889,342

210,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, due 06/01/29(f) 144A	202,541

254,000	CDW LLC/CDW Finance Corp., 3.25%, due 02/15/29	239,709

815,000	CDW LLC/CDW Finance Corp., 5.10%, due 03/01/30	826,707

293,000	CDW LLC/CDW Finance Corp., 5.55%, due 08/22/34	300,147

204,000	Celulosa Arauco y Constitucion SA, 3.88%, due 11/02/27	198,356

520,000	Cemex SAB de CV, 3.88%, due 07/11/31(f) 144A	479,077

489,000	Cemex SAB de CV, 5.20%, due 09/17/30(f) 144A	490,727

524,000	Cencora, Inc., 2.80%, due 05/15/30	481,725

145,000	Cenovus Energy, Inc., 3.75%, due 02/15/52(f)	106,807

215,000	Cenovus Energy, Inc., 5.40%, due 06/15/47	208,658

163,000	Centene Corp., 2.45%, due 07/15/28	150,250

570,000	Centene Corp., 3.00%, due 10/15/30	510,693

349,000	Centene Corp., 3.38%, due 02/15/30	321,873

335,000	CenterPoint Energy, Inc., 3.70%, due 09/01/49	257,619

215,000	CenterPoint Energy, Inc., 6.85% (5 yr. CMT + 2.95%), due 02/15/55(b)	222,238

777,000	CenterPoint Energy, Inc., 7.00% (5 yr. CMT + 3.25%), due 02/15/55(b)(f)	809,040

402,000	Century Communities, Inc., 3.88%, due 08/15/29 144A	377,129

293,000	Charles Schwab Corp., 5.64% (SOFR + 2.21%), due 05/19/29(b)	306,024

407,000	Charles Schwab Corp., 5.85% (SOFR + 2.50%), due 05/19/34(b)	435,997

754,000	Charles Schwab Corp., 6.20% (SOFR + 1.88%), due 11/17/29(b)	806,207

165,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.30%, due 02/01/32	132,961

561,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.80%, due 04/01/31	480,233

668,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.20%, due 03/15/28	649,600

105,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, due 03/01/50	80,437

3,888,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, due 10/23/35	3,971,652

662,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, due 10/23/45	638,986

863,000	Cheniere Energy Partners LP, 4.00%, due 03/01/31	817,350

680,000	Cheniere Energy Partners LP, 5.95%, due 06/30/33	720,015

316,000	Cheniere Energy, Inc., 5.65%, due 04/15/34 144A	327,186

1,935,000	Cigna Group, 3.40%, due 03/01/27	1,900,070

See accompanying Notes to the Financial Statements.	67

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

341,000	CIMIC Finance USA Pty. Ltd., 7.00%, due 03/25/34 144A	366,235

378,000	Cimpress PLC, 7.38%, due 09/15/32 144A	381,534

525,000	Citigroup, Inc., 2.56% (SOFR + 1.17%), due 05/01/32(b)	461,701

4,776,000	Citigroup, Inc., 3.40%, due 05/01/26	4,715,435

625,000	Citigroup, Inc., 3.52% (3 mo. USD Term SOFR + 1.41%), due 10/27/28(b)	610,225

340,000	Citigroup, Inc., 3.67% (3 mo. USD Term SOFR + 1.65%), due 07/24/28(b)	334,013

1,840,000	Citigroup, Inc., 3.89% (3 mo. USD Term SOFR + 1.82%), due 01/10/28(b)	1,821,828

1,220,000	Citigroup, Inc., 3.98% (3 mo. USD Term SOFR + 1.60%), due 03/20/30(b)	1,195,151

258,000	Citigroup, Inc., 4.40%, due 06/10/25	257,129

440,000	Citigroup, Inc., 4.41% (SOFR + 3.91%), due 03/31/31(b)	437,114

3,136,000	Citigroup, Inc., 4.70% (SOFR + 3.23%)(b)(g)	3,123,251

411,000	Citigroup, Inc., 5.17% (SOFR + 1.36%), due 02/13/30(b)	422,299

2,415,000	Citigroup, Inc., 5.45% (SOFR + 1.45%), due 06/11/35(b)	2,519,924

798,000	Citigroup, Inc., 6.17% (SOFR + 2.66%), due 05/25/34(b)	851,788

761,000	Citigroup, Inc., 6.25% (3 mo. USD Term SOFR + 4.78%)(b)(g)	774,492

666,000	Citizens Financial Group, Inc., 3.25%, due 04/30/30	617,757

575,000	Citizens Financial Group, Inc., 5.72% (SOFR + 1.91%), due 07/23/32(b)	596,527

301,000	Civitas Resources, Inc., 8.63%, due 11/01/30 144A	319,157

470,000	Clydesdale Acquisition Holdings, Inc., 6.88%, due 01/15/30 144A	480,567

247,000	CNA Financial Corp., 2.05%, due 08/15/30	216,518

834,000	CNO Financial Group, Inc., 5.25%, due 05/30/29	844,730

311,000	CNO Financial Group, Inc., 6.45%, due 06/15/34(f)	328,906

469,000	Columbia Pipelines Holding Co. LLC, 5.68%, due 01/15/34 144A	484,064

2,954,000	Columbia Pipelines Operating Co. LLC, 5.93%, due 08/15/30 144A	3,129,966

772,000	Columbia Pipelines Operating Co. LLC, 6.04%, due 11/15/33 144A	824,204

18,000	Comcast Corp., 2.89%, due 11/01/51	12,107

1,307,000	Comcast Corp., 3.40%, due 04/01/30	1,254,254

5,000	Comcast Corp., 3.97%, due 11/01/47	4,183

5,000	Comcast Corp., 6.50%, due 11/15/35	5,744

415,000	Comerica, Inc., 5.98% (SOFR + 2.16%), due 01/30/30(b)	427,915

1,090,000	Comision Federal de Electricidad, 4.69%, due 05/15/29 144A	1,057,339

969,000	CommonSpirit Health, 2.76%, due 10/01/24	969,000

1,670,000	CommonSpirit Health, 5.32%, due 12/01/34	1,726,446

350,000	Commonwealth Edison Co., 4.00%, due 03/01/48	296,503

86,000	Concentra Escrow Issuer Corp., 6.88%, due 07/15/32 144A	90,538

752,000	Concentrix Corp., 6.60%, due 08/02/28(f)	784,862

590,000	Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, due 10/01/26 144A	590,000

250,000	Consensus Cloud Solutions, Inc., 6.50%, due 10/15/28(f) 144A	250,158

95,000	Consolidated Edison Co. of New York, Inc., 4.30%, due 12/01/56	83,130

350,000	Consolidated Edison Co. of New York, Inc., 4.50%, due 12/01/45	320,474

385,000	Constellation Brands, Inc., 2.25%, due 08/01/31	332,964

250,000	Constellation Energy Generation LLC, 6.13%, due 01/15/34	274,921

359,000	Constellation Energy Generation LLC, 6.50%, due 10/01/53	415,545

1,885,000	Constellation Software, Inc., 5.16%, due 02/16/29 144A	1,944,684

440,000	Continental Resources, Inc., 2.88%, due 04/01/32(f) 144A	371,921

434,000	Continental Resources, Inc., 4.90%, due 06/01/44	371,441

803,000	Continental Resources, Inc., 5.75%, due 01/15/31 144A	821,870

306,000	Corebridge Financial, Inc., 6.88% (5 yr. CMT + 3.85%), due 12/15/52(b)	316,828

570,000	Corp. Andina de Fomento, 5.00%, due 01/24/29	589,650

68	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued

328,000		Coruripe Netherlands BV, 10.00%, due 02/10/27 144A	311,245

755,000		CoStar Group, Inc., 2.80%, due 07/15/30 144A	680,426

970,000		Cox Communications, Inc., 2.60%, due 06/15/31 144A	836,761

3,921,000		Cox Communications, Inc., 3.35%, due 09/15/26 144A	3,841,305

1,207,000		Credit Agricole SA, 3.25%, due 01/14/30 144A	1,119,884

770,000		Credit Agricole SA, 6.32% (SOFR + 1.86%), due 10/03/29(b) 144A	819,060

635,000		CVS Health Corp., 4.78%, due 03/25/38	599,420

130,000		CVS Health Corp., 5.13%, due 07/20/45	121,195

900,159		CVS Pass-Through Trust, 5.77%, due 01/10/33 144A	913,797

442,513		CVS Pass-Through Trust, 6.94%, due 01/10/30	463,213

1,318,660		CVS Pass-Through Trust, 7.51%, due 01/10/32 144A	1,406,366

145,000		Dana, Inc., 4.50%, due 02/15/32(f)	128,686

780,000		Danske Bank AS, 6.26% (1 yr. CMT + 1.18%), due 09/22/26(b) 144A	792,438

248,000		DaVita, Inc., 3.75%, due 02/15/31 144A	223,903

733,000		DaVita, Inc., 4.63%, due 06/01/30 144A	699,308

273,000		Dell International LLC/EMC Corp., 5.30%, due 10/01/29	284,445

1,412,000		Dell International LLC/EMC Corp., 5.40%, due 04/15/34	1,474,070

1,101,674		Delta Air Lines Pass-Through Trust, 2.00%, due 12/10/29	1,030,635

598,000		Delta Air Lines, Inc., 4.38%, due 04/19/28(f)	592,659

840,525		Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, due 10/20/28 144A	839,778

799,000		Deutsche Bank AG, 3.74% (SOFR + 2.26%), due 01/07/33(b)	699,532

1,120,000		Deutsche Bank AG, 5.00% (SOFR + 1.70%), due 09/11/30(b)	1,126,401

460,000		Deutsche Bank AG, 5.71% (SOFR + 1.59%), due 02/08/28(b)	470,014

507,000		Deutsche Bank AG, 6.82% (SOFR + 2.51%), due 11/20/29(b)	545,887

865,000		Diamondback Energy, Inc., 3.25%, due 12/01/26	846,995

1,740,000		Diamondback Energy, Inc., 5.40%, due 04/18/34	1,777,064

686,000		Diamondback Energy, Inc., 5.75%, due 04/18/54	691,750

180,000		Dominion Energy, Inc., 2.85%, due 08/15/26	175,322

407,000		Dominion Energy, Inc., 3.38%, due 04/01/30	385,880

501,000		Dominion Energy, Inc., 6.88% (5 yr. CMT + 2.39%), due 02/01/55(b)	532,225

201,000		Dominion Energy, Inc., 7.00% (5 yr. CMT + 2.51%), due 06/01/54(b)	219,960

278,000	EUR	DP World Ltd., 2.38%, due 09/25/26 144A	304,916

850,000		DTE Electric Co., 2.25%, due 03/01/30	773,485

1,021,490		DTE Electric Securitization Funding I LLC, 2.64%, due 12/01/27	1,001,533

2,290,000		DTE Energy Co., 1.05%, due 06/01/25	2,235,314

411,000		Duke Energy Carolinas LLC, 3.95%, due 03/15/48	342,765

180,000		Duke Energy Corp., 2.45%, due 06/01/30	162,475

689,000		Duke Energy Corp., 5.75%, due 09/15/33(f)	741,474

435,000		Duke Energy Florida LLC, 3.40%, due 10/01/46	336,134

2,925,000		Duke Energy Indiana LLC, 5.25%, due 03/01/34	3,067,619

220,000		Duke Energy Ohio, Inc., 5.25%, due 04/01/33	229,793

200,000		Duke Energy Progress LLC, 3.70%, due 10/15/46	161,149

1,210,000		DuPont de Nemours, Inc., 4.73%, due 11/15/28	1,233,645

120,000		DuPont de Nemours, Inc., 5.42%, due 11/15/48	132,829

428,000		Ecopetrol SA, 6.88%, due 04/29/30	427,711

790,000		Ecopetrol SA, 8.63%, due 01/19/29	852,882

575,000		Edison International, 5.25%, due 11/15/28	591,094

546,000		EIG Pearl Holdings SARL, 3.55%, due 08/31/36 144A	486,436

819,000		Electricite de France SA, 5.65%, due 04/22/29 144A	860,463

See accompanying Notes to the Financial Statements.	69

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

409,000	Electricite de France SA, 9.13% (5 yr. CMT + 5.41%)(b)(g) 144A	466,585

3,158,000	Element Fleet Management Corp., 5.64%, due 03/13/27 144A	3,239,161

300,000	Elevance Health, Inc., 3.60%, due 03/15/51	231,528

15,000	Elevance Health, Inc., 5.10%, due 01/15/44	14,851

458,000	Embraer Netherlands Finance BV, 7.00%, due 07/28/30 144A	499,061

170,000	Emera U.S. Finance LP, 3.55%, due 06/15/26	166,812

628,000	EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.63%, due 12/15/30 144A	648,313

690,000	Enact Holdings, Inc., 6.25%, due 05/28/29	716,803

620,000	Enbridge, Inc., 5.50% (3 mo. USD Term SOFR + 3.68%), due 07/15/77(b)	604,049

804,000	Enbridge, Inc., 5.75% (5 yr. CMT + 5.31%), due 07/15/80(b)	790,306

606,000	Enbridge, Inc., 6.25% (3 mo. USD Term SOFR + 3.90%), due 03/01/78(b)	606,490

370,000	Enbridge, Inc., 8.50% (5 yr. CMT + 4.43%), due 01/15/84(b)	414,769

305,000	Endo Finance Holdings, Inc., 8.50%, due 04/15/31(f) 144A	327,199

261,000	Energean Israel Finance Ltd., 5.38%, due 03/30/28(i) 144A	235,378

309,000	Energean Israel Finance Ltd., 5.88%, due 03/30/31(i) 144A	264,724

685,000	Energy Transfer LP, 5.15%, due 03/15/45	638,728

660,000	Energy Transfer LP, 5.25%, due 04/15/29	679,161

408,000	Energy Transfer LP, 5.25%, due 07/01/29	420,535

150,000	Energy Transfer LP, 5.30%, due 04/01/44	143,563

590,000	Energy Transfer LP, 5.30%, due 04/15/47	556,426

876,000	Energy Transfer LP, 5.40%, due 10/01/47	834,703

3,696,000	Energy Transfer LP, 5.60%, due 09/01/34(f)	3,842,620

720,000	Energy Transfer LP, 6.25%, due 04/15/49	757,560

120,000	Energy Transfer LP, 6.40%, due 12/01/30	130,807

1,238,000	Energy Transfer LP, 6.50% (5 yr. CMT + 5.69%)(b)(g)	1,238,133

65,000	Energy Transfer LP, 6.55%, due 12/01/33	71,805

1,746,000	Energy Transfer LP, 7.13% (5 yr. CMT + 5.31%)(b)(f)(g)	1,787,948

370,000	EnLink Midstream LLC, 5.38%, due 06/01/29	379,638

169,000	Enova International, Inc., 9.13%, due 08/01/29 144A	173,560

3,360,000	Entergy Louisiana LLC, 4.00%, due 03/15/33	3,213,376

1,450,000	Enterprise Products Operating LLC, 4.90%, due 05/15/46	1,387,148

1,113,000	Enterprise Products Operating LLC, 5.25% (3 mo. USD Term SOFR + 3.29%), due 08/16/77(b)	1,100,641

159,000	EQM Midstream Partners LP, 6.38%, due 04/01/29 144A	164,291

25,000	EQM Midstream Partners LP, 7.50%, due 06/01/27 144A	25,752

164,000	EQM Midstream Partners LP, 7.50%, due 06/01/30(f) 144A	180,229

375,000	Equifax, Inc., 5.10%, due 12/15/27	383,440

425,000	Eskom Holdings SOC Ltd., 6.35%, due 08/10/28(f) 144A	433,150

925,000	Essex Portfolio LP, 1.70%, due 03/01/28	847,865

1,320,000	Eversource Energy, 2.90%, due 10/01/24(f)	1,320,000

2,050,000	Eversource Energy, 2.90%, due 03/01/27	1,984,277

1,416,000	Exelon Corp., 3.35%, due 03/15/32	1,314,795

285,000	Exelon Corp., 4.70%, due 04/15/50	261,809

1,478,000	Exelon Corp., 5.10%, due 06/15/45	1,447,333

1,000,000	Fairfax Financial Holdings Ltd., 5.63%, due 08/16/32	1,036,722

675,000	Fairfax Financial Holdings Ltd., 6.00%, due 12/07/33 144A	710,212

600,000	Falabella SA, 4.38%, due 01/27/25 144A	596,471

2,378,000	Ferguson Finance PLC, 3.25%, due 06/02/30 144A	2,217,927

2,130,000	Ferguson Finance PLC, 4.50%, due 10/24/28 144A	2,124,782

70	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

73,000	Fiesta Purchaser, Inc., 7.88%, due 03/01/31(f) 144A	77,517

1,200,000	Fifth Third Bancorp, 6.34% (SOFR + 2.34%), due 07/27/29(b)	1,276,062

444,000	Fifth Third Bancorp, 7.90% (3 mo. USD Term SOFR + 3.29%)(b)(g)	443,752

200,000	First Quantum Minerals Ltd., 8.63%, due 06/01/31 144A	200,650

434,000	FirstEnergy Corp., 2.65%, due 03/01/30(f)	396,375

157,000	FirstEnergy Corp., 3.40%, due 03/01/50	115,177

580,000	FirstEnergy Pennsylvania Electric Co., 3.60%, due 06/01/29 144A	560,408

201,000	Flex Ltd., 5.25%, due 01/15/32	202,975

2,365,000	Florida Power & Light Co., 2.45%, due 02/03/32	2,091,404

364,000	Flowserve Corp., 3.50%, due 10/01/30	339,065

200,000	Flutter Treasury DAC, 6.38%, due 04/29/29 144A	207,241

910,000	FMC Corp., 5.15%, due 05/18/26	918,799

1,190,000	FMC Corp., 6.38%, due 05/18/53(f)	1,276,194

445,000	Ford Motor Co., 3.25%, due 02/12/32	379,118

195,000	Ford Motor Co., 4.75%, due 01/15/43	161,681

671,000	Ford Motor Co., 6.10%, due 08/19/32(f)	688,026

6,247,000	Ford Motor Credit Co. LLC, 2.90%, due 02/10/29(f)	5,673,820

300,000	Ford Motor Credit Co. LLC, 3.38%, due 11/13/25	294,369

1,522,000	Ford Motor Credit Co. LLC, 4.00%, due 11/13/30	1,407,707

985,000	Ford Motor Credit Co. LLC, 5.11%, due 05/03/29	976,125

350,000	Ford Motor Credit Co. LLC, 5.13%, due 11/05/26	351,822

803,000	Ford Motor Credit Co. LLC, 5.80%, due 03/08/29	816,507

425,000	Ford Motor Credit Co. LLC, 5.85%, due 05/17/27	432,767

2,384,000	Ford Motor Credit Co. LLC, 6.13%, due 03/08/34	2,414,657

607,000	Foundry JV Holdco LLC, 5.88%, due 01/25/34 144A	619,044

359,000	Foundry JV Holdco LLC, 5.90%, due 01/25/30 144A	371,824

3,430,000	Foundry JV Holdco LLC, 6.15%, due 01/25/32 144A	3,570,125

730,000	Freeport-McMoRan, Inc., 4.25%, due 03/01/30	714,799

501,000	Freeport-McMoRan, Inc., 5.40%, due 11/14/34	520,117

863,000	Freeport-McMoRan, Inc., 5.45%, due 03/15/43	867,540

1,089,000	Fresenius Medical Care U.S. Finance III, Inc., 2.38%, due 02/16/31 144A	921,453

278,000	Full House Resorts, Inc., 8.25%, due 02/15/28 144A	278,614

165,000	Gap, Inc., 3.63%, due 10/01/29(f) 144A	149,415

235,000	Gap, Inc., 3.88%, due 10/01/31 144A	205,675

741,000	Gartner, Inc., 4.50%, due 07/01/28 144A	734,046

3,193,000	GATX Corp., 6.05%, due 06/05/54	3,455,449

528,000	GCI LLC, 4.75%, due 10/15/28 144A	507,488

570,000	General Motors Co., 5.00%, due 04/01/35(f)	552,621

3,111,000	General Motors Financial Co., Inc., 2.40%, due 10/15/28	2,846,816

1,060,000	General Motors Financial Co., Inc., 2.70%, due 06/10/31	913,965

605,000	General Motors Financial Co., Inc., 2.90%, due 02/26/25	600,047

495,000	General Motors Financial Co., Inc., 3.10%, due 01/12/32(f)	433,189

1,834,000	General Motors Financial Co., Inc., 3.60%, due 06/21/30	1,714,144

1,070,000	General Motors Financial Co., Inc., 5.45%, due 09/06/34(f)	1,067,189

1,820,000	General Motors Financial Co., Inc., 5.95%, due 04/04/34	1,884,300

878,000	General Motors Financial Co., Inc., 6.00%, due 01/09/28	915,299

1,831,000	Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, due 06/04/29	1,918,402

200,000	Genting New York LLC/GENNY Capital, Inc., 7.25%, due 10/01/29 144A	202,540

385,000	Georgia Power Co., 4.95%, due 05/17/33	395,915

See accompanying Notes to the Financial Statements.	71

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

4,671,000	Global Atlantic Fin Co., 3.13%, due 06/15/31 144A	4,107,125

1,497,000	Global Atlantic Fin Co., 4.40%, due 10/15/29 144A	1,443,279

453,000	Global Atlantic Fin Co., 4.70% (5 yr. CMT + 3.80%), due 10/15/51(b) 144A	433,802

192,000	Global Atlantic Fin Co., 7.95% (5 yr. CMT + 3.61%), due 10/15/54(b) 144A	200,896

442,000	Global Infrastructure Solutions, Inc., 5.63%, due 06/01/29 144A	434,091

109,000	Global Partners LP/GLP Finance Corp., 8.25%, due 01/15/32 144A	113,152

329,000	Globo Comunicacao e Participacoes SA, 4.88%, due 01/22/30 144A	311,281

315,000	GLP Capital LP/GLP Financing II, Inc., 3.25%, due 01/15/32	278,937

271,000	GLP Capital LP/GLP Financing II, Inc., 4.00%, due 01/15/30	258,992

1,259,000	GLP Capital LP/GLP Financing II, Inc., 4.00%, due 01/15/31	1,181,227

200,000	GLP Capital LP/GLP Financing II, Inc., 5.38%, due 04/15/26	200,966

200,000	GN Bondco LLC, 9.50%, due 10/15/31(f) 144A	210,704

1,350,000	Goldman Sachs Group, Inc., 0.86% (SOFR + 0.61%), due 02/12/26(b)	1,328,549

1,175,000	Goldman Sachs Group, Inc., 1.43% (SOFR + 0.80%), due 03/09/27(b)	1,124,219

1,100,000	Goldman Sachs Group, Inc., 1.54% (SOFR + 0.82%), due 09/10/27(b)	1,042,835

1,260,000	Goldman Sachs Group, Inc., 2.38% (SOFR + 1.25%), due 07/21/32(b)	1,093,292

3,108,000	Goldman Sachs Group, Inc., 2.62% (SOFR + 1.28%), due 04/22/32(b)	2,747,499

826,000	Goldman Sachs Group, Inc., 2.65% (SOFR + 1.26%), due 10/21/32(b)	725,927

371,000	Goldman Sachs Group, Inc., 3.50%, due 01/23/25	369,350

215,000	Goldman Sachs Group, Inc., 3.75%, due 02/25/26	213,687

2,331,000	Goldman Sachs Group, Inc., 3.80%, due 03/15/30	2,268,234

1,065,000	Goldman Sachs Group, Inc., 3.81% (3 mo. USD Term SOFR + 1.42%), due 04/23/29(b)	1,044,292

455,000	Goldman Sachs Group, Inc., 3.85%, due 01/26/27	451,122

437,000	Graphic Packaging International LLC, 3.50%, due 03/01/29 144A	412,286

400,000	Greensaif Pipelines Bidco SARL, 6.13%, due 02/23/38 144A	423,938

225,000	Greensaif Pipelines Bidco SARL, 6.51%, due 02/23/42 144A	242,316

325,000	Group 1 Automotive, Inc., 4.00%, due 08/15/28 144A	310,348

500,000	H&E Equipment Services, Inc., 3.88%, due 12/15/28 144A	469,862

410,000	HCA, Inc., 4.38%, due 03/15/42	359,615

220,000	HCA, Inc., 5.38%, due 02/01/25	220,093

559,000	HCA, Inc., 5.45%, due 04/01/31	582,610

275,000	HCA, Inc., 7.75%, due 07/15/36	327,633

3,428,000	Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, due 06/15/29 144A	3,535,904

3,040,000	Healthpeak OP LLC, 1.35%, due 02/01/27(f)	2,844,132

646,000	Healthpeak OP LLC, 3.25%, due 07/15/26	635,223

119,000	Hess Midstream Operations LP, 4.25%, due 02/15/30 144A	113,708

53,000	Hess Midstream Operations LP, 5.50%, due 10/15/30 144A	52,925

115,000	Hess Midstream Operations LP, 6.50%, due 06/01/29 144A	119,118

1,390,000	Hewlett Packard Enterprise Co., 4.45%, due 09/25/26	1,393,522

250,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, due 04/15/30 144A	243,902

380,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, due 04/15/32 144A	370,188

497,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.00%, due 06/01/29 144A	472,542

526,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 6.63%, due 01/15/32 144A	532,809

1,195,000	Home Depot, Inc., 4.85%, due 06/25/31	1,239,104

2,348,000	Honeywell International, Inc., 5.25%, due 03/01/54	2,450,729

76,000	Howard Midstream Energy Partners LLC, 7.38%, due 07/15/32 144A	78,774

1,818,000	HSBC Holdings PLC, 7.39% (SOFR + 3.35%), due 11/03/28(b)	1,968,588

72	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

402,000	Huntington Bancshares, Inc., 6.21% (SOFR + 2.02%), due 08/21/29(b)	425,384

449,000	Huntington Ingalls Industries, Inc., 4.20%, due 05/01/30	441,744

390,000	Huntsman International LLC, 2.95%, due 06/15/31	337,386

870,000	Huntsman International LLC, 4.50%, due 05/01/29	854,643

292,000	Hyundai Capital America, 5.30%, due 01/08/29 144A	300,155

634,000	Hyundai Capital America, 5.68%, due 06/26/28 144A	657,890

332,000	Icon Investments Six DAC, 5.85%, due 05/08/29	349,060

20,000	IHS Markit Ltd., 4.75%, due 08/01/28	19,575

200,000	Iliad Holding SASU, 8.50%, due 04/15/31 144A	215,295

2,000,000	Imperial Brands Finance PLC, 5.50%, due 02/01/30 144A	2,065,341

365,000	ING Groep NV, 5.34% (SOFR + 1.44%), due 03/19/30(b)	377,912

316,000	ING Groep NV, 6.11% (SOFR + 2.09%), due 09/11/34(b)	344,851

200,000	ING Groep NV, 6.50% (5 yr. USD swap + 4.45%)(b)(g)	200,563

170,000	IPALCO Enterprises, Inc., 4.25%, due 05/01/30	164,438

358,000	IQVIA, Inc., 6.25%, due 02/01/29	380,808

136,000	Iron Mountain Information Management Services, Inc., 5.00%, due 07/15/32 144A	131,202

291,000	Iron Mountain, Inc., 5.25%, due 07/15/30 144A	287,567

165,000	Jacobs Entertainment, Inc., 6.75%, due 02/15/29 144A	160,599

269,000	JB Poindexter & Co., Inc., 8.75%, due 12/15/31 144A	284,740

1,050,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.00%, due 02/02/29	977,864

517,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.63%, due 01/15/32(f)	472,990

125,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.75%, due 12/01/31	115,044

614,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 5.75%, due 04/01/33	636,537

1,495,000	Jefferies Financial Group, Inc., 5.88%, due 07/21/28	1,559,989

568,000	Jefferies Financial Group, Inc., 6.20%, due 04/14/34	608,302

411,422	JetBlue Pass-Through Trust, 2.75%, due 11/15/33	369,068

2,000,000	JPMorgan Chase & Co., 2.07% (SOFR + 1.02%), due 06/01/29(b)	1,850,921

1,167,000	JPMorgan Chase & Co., 2.52% (SOFR + 2.04%), due 04/22/31(b)	1,060,486

760,000	JPMorgan Chase & Co., 2.58% (3 mo. USD Term SOFR + 1.25%), due 04/22/32(b)(f)	678,131

1,003,000	JPMorgan Chase & Co., 2.96% (3 mo. USD Term SOFR + 2.52%), due 05/13/31(b)	922,794

2,145,000	JPMorgan Chase & Co., 2.96% (SOFR + 1.26%), due 01/25/33(b)	1,931,053

3,817,000	JPMorgan Chase & Co., 3.78% (3 mo. USD Term SOFR + 1.60%), due 02/01/28(b)	3,775,743

965,000	JPMorgan Chase & Co., 4.01% (3 mo. USD Term SOFR + 1.38%), due 04/23/29(b)	954,880

3,600,000	JPMorgan Chase & Co., 4.20% (3 mo. USD Term SOFR + 1.52%), due 07/23/29(b)	3,587,550

296,000	JPMorgan Chase & Co., 4.45% (3 mo. USD Term SOFR + 1.59%), due 12/05/29(b)	297,436

1,207,000	JPMorgan Chase & Co., 4.49% (3 mo. USD Term SOFR + 3.79%), due 03/24/31(b)	1,213,787

1,680,000	JPMorgan Chase & Co., 4.60% (3 mo. USD Term SOFR + 3.13%)(b)(g)	1,669,627

705,000	JPMorgan Chase & Co., 5.00% (SOFR + 1.13%), due 07/22/30(b)	725,067

706,000	JPMorgan Chase & Co., 5.01% (SOFR + 1.31%), due 01/23/30(b)	724,232

711,000	JPMorgan Chase & Co., 5.29% (SOFR + 1.46%), due 07/22/35(b)	741,809

1,365,000	JPMorgan Chase & Co., 5.34% (SOFR + 1.62%), due 01/23/35(b)	1,427,288

493,000	JPMorgan Chase & Co., 5.58% (SOFR + 1.16%), due 04/22/30(b)	517,558

780,000	Kaiser Foundation Hospitals, 2.81%, due 06/01/41	601,837

395,000	KB Home, 4.00%, due 06/15/31	365,710

295,000	KeyCorp, 6.40% (SOFR + 2.42%), due 03/06/35(b)	320,856

363,000	Kinder Morgan Energy Partners LP, 7.75%, due 03/15/32	425,638

See accompanying Notes to the Financial Statements.	73

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

720,000	Kinder Morgan, Inc., 3.60%, due 02/15/51	521,241

200,000	Kingston Airport Revenue Finance Ltd., 6.75%, due 12/15/36(d) 144A	207,448

1,291,000	KKR Group Finance Co. II LLC, 5.50%, due 02/01/43(f) 144A	1,307,048

257,000	KKR Group Finance Co. VII LLC, 3.63%, due 02/25/50 144A	194,970

283,000	KKR Group Finance Co. X LLC, 3.25%, due 12/15/51 144A	199,974

381,000	Kohl’s Corp., 4.63%, due 05/01/31(f)	321,341

425,000	Kraft Heinz Foods Co., 4.38%, due 06/01/46	376,418

344,000	Kraft Heinz Foods Co., 5.00%, due 06/04/42	336,090

2,130,000	Kroger Co., 4.70%, due 08/15/26	2,144,878

1,920,000	L3Harris Technologies, Inc., 5.25%, due 06/01/31	1,999,371

1,593,000	L3Harris Technologies, Inc., 5.50%, due 08/15/54	1,662,352

2,810,000	Laboratory Corp. of America Holdings, 4.35%, due 04/01/30	2,786,526

397,000	Lam Research Corp., 2.88%, due 06/15/50(f)	277,712

145,000	Lamb Weston Holdings, Inc., 4.13%, due 01/31/30(f) 144A	136,129

485,000	Lamb Weston Holdings, Inc., 4.38%, due 01/31/32 144A	450,283

614,000	Lazard Group LLC, 4.38%, due 03/11/29(f)	609,025

513,000	LCPR Senior Secured Financing DAC, 5.13%, due 07/15/29(f) 144A	416,188

786,000	Leviathan Bond Ltd., 6.50%, due 06/30/27(i) 144A	746,657

134,000	Leviathan Bond Ltd., 6.75%, due 06/30/30(i) 144A	122,421

450,000	Liberty Mutual Group, Inc., 3.95%, due 10/15/50 144A	352,432

479,000	Liberty Mutual Group, Inc., 4.13% (5 yr. CMT + 3.32%), due 12/15/51(b) 144A	453,264

2,823,000	Liberty Mutual Group, Inc., 4.57%, due 02/01/29 144A	2,836,416

332,000	Lightning Power LLC, 7.25%, due 08/15/32 144A	349,396

169,000	Lithia Motors, Inc., 3.88%, due 06/01/29 144A	157,851

239,000	Lithia Motors, Inc., 4.38%, due 01/15/31 144A	222,576

164,000	Lithia Motors, Inc., 4.63%, due 12/15/27 144A	160,481

1,500,000	Lloyds Banking Group PLC, 2.44% (1 yr. CMT + 1.00%), due 02/05/26(b)	1,485,798

1,360,000	Lloyds Banking Group PLC, 5.68% (1 yr. CMT + 1.75%), due 01/05/35(b)	1,431,627

424,000	Lloyds Banking Group PLC, 6.75% (5 yr. CMT + 3.15%)(b)(d)(g)	424,943

151,180	LLPL Capital Pte. Ltd., 6.88%, due 02/04/39 144A	156,494

386,000	Lowe’s Cos., Inc., 3.70%, due 04/15/46	307,231

1,253,000	Lowe’s Cos., Inc., 5.63%, due 04/15/53(f)	1,305,310

300,000	LPL Holdings, Inc., 6.75%, due 11/17/28	322,770

970,000	Lubrizol Corp., 6.50%, due 10/01/34	1,135,719

830,000	LYB International Finance III LLC, 4.20%, due 05/01/50	682,279

293,000	M&T Bank Corp., 5.13% (3 mo. USD Term SOFR + 3.78%)(b)(g)	290,369

161,000	Macquarie Airfinance Holdings Ltd., 5.15%, due 03/17/30 144A	161,486

480,000	Macquarie Bank Ltd., 3.62%, due 06/03/30 144A	448,731

1,243,000	Macquarie Group Ltd., 1.34% (SOFR + 1.07%), due 01/12/27(b) 144A	1,192,493

301,000	Macy’s Retail Holdings LLC, 5.88%, due 04/01/29(f) 144A	297,452

278,000	Macy’s Retail Holdings LLC, 5.88%, due 03/15/30(f) 144A	272,865

429,000	Macy’s Retail Holdings LLC, 6.13%, due 03/15/32(f) 144A	416,282

1,255,000	Manulife Financial Corp., 3.70%, due 03/16/32(f)	1,198,028

781,000	MARB BondCo PLC, 3.95%, due 01/29/31 144A	692,960

960,000	Marriott International, Inc., 5.00%, due 10/15/27	979,897

400,000	Martin Marietta Materials, Inc., 2.40%, due 07/15/31	349,582

848,000	Marvell Technology, Inc., 2.45%, due 04/15/28	791,776

460,000	Massachusetts Institute of Technology, 4.68%, due 07/01/14(h)	439,291

1,255,000	Massachusetts Mutual Life Insurance Co., 3.38%, due 04/15/50 144A	927,715

74	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

1,615,000	Massachusetts Mutual Life Insurance Co., 5.67%, due 12/01/52 144A	1,665,326

568,000	MassMutual Global Funding II, 4.35%, due 09/17/31 144A	566,100

271,000	MasTec, Inc., 4.50%, due 08/15/28 144A	266,343

368,000	MasTec, Inc., 5.90%, due 06/15/29(f)	384,396

292,000	Matador Resources Co., 6.25%, due 04/15/33 144A	287,833

162,000	Match Group Holdings II LLC, 3.63%, due 10/01/31 144A	145,204

397,000	Match Group Holdings II LLC, 4.13%, due 08/01/30 144A	372,210

529,660	MC Brazil Downstream Trading SARL, 7.25%, due 06/30/31 144A	453,571

1,200,000	McDonald’s Corp., 4.20%, due 04/01/50	1,038,664

628,000	MetLife, Inc., 6.40%, due 12/15/66	667,130

4,827,000	Metropolitan Life Global Funding I, 3.30%, due 03/21/29 144A	4,660,732

921,000	Mexico City Airport Trust, 4.25%, due 10/31/26 144A	909,012

1,005,000	Mexico City Airport Trust, 5.50%, due 07/31/47 144A	872,926

852,000	MGM Resorts International, 4.75%, due 10/15/28	835,547

683,000	Michaels Cos., Inc., 5.25%, due 05/01/28(f) 144A	504,801

589,000	Michaels Cos., Inc., 7.88%, due 05/01/29 144A	345,604

565,000	Micron Technology, Inc., 2.70%, due 04/15/32	493,747

408,000	Micron Technology, Inc., 5.30%, due 01/15/31	424,074

697,000	Micron Technology, Inc., 5.33%, due 02/06/29	720,526

1,242,000	Micron Technology, Inc., 6.75%, due 11/01/29	1,365,011

285,000	MidAmerican Energy Co., 4.25%, due 07/15/49	252,237

825,000	Mid-Atlantic Interstate Transmission LLC, 4.10%, due 05/15/28 144A	819,155

586,000	Midcontinent Communications, 8.00%, due 08/15/32 144A	597,173

569,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 05/01/29 144A	546,175

423,900	Millicom International Cellular SA, 6.25%, due 03/25/29 144A	421,973

200,000	Millicom International Cellular SA, 7.38%, due 04/02/32(f) 144A	205,631

423,000	Mohegan Tribal Gaming Authority, 8.00%, due 02/01/26 144A	418,658

1,250,000	Moody’s Corp., 3.25%, due 05/20/50	913,060

715,000	Morgan Stanley, 1.93% (SOFR + 1.02%), due 04/28/32(b)	606,834

2,498,000	Morgan Stanley, 2.24% (SOFR + 1.18%), due 07/21/32(b)	2,151,402

1,050,000	Morgan Stanley, 2.48% (SOFR + 1.36%), due 09/16/36(b)	878,916

1,755,000	Morgan Stanley, 2.70% (SOFR + 1.14%), due 01/22/31(b)	1,608,104

3,413,000	Morgan Stanley, 2.94% (SOFR + 1.29%), due 01/21/33(b)	3,049,631

1,301,000	Morgan Stanley, 3.13%, due 07/27/26	1,278,442

1,185,000	Morgan Stanley, 3.59%, due 07/22/28(e)	1,161,297

2,461,000	Morgan Stanley, 3.62% (SOFR + 3.12%), due 04/01/31(b)	2,363,687

910,000	Morgan Stanley, 3.77% (3 mo. USD Term SOFR + 1.40%), due 01/24/29(b)	895,167

1,247,000	Morgan Stanley, 4.21% (SOFR + 1.61%), due 04/20/28(b)	1,244,731

1,066,000	Morgan Stanley, 5.17% (SOFR + 1.45%), due 01/16/30(b)	1,099,153

854,000	Morgan Stanley, 5.32% (SOFR + 1.56%), due 07/19/35(b)	887,151

909,000	Motorola Solutions, Inc., 2.30%, due 11/15/30	802,446

737,000	Motorola Solutions, Inc., 2.75%, due 05/24/31	659,788

1,030,000	Motorola Solutions, Inc., 5.40%, due 04/15/34	1,075,474

1,705,000	MPLX LP, 1.75%, due 03/01/26	1,642,551

370,000	MPLX LP, 4.50%, due 04/15/38	342,179

530,000	MPLX LP, 4.70%, due 04/15/48	462,529

319,000	MPLX LP, 4.95%, due 09/01/32	320,335

387,000	MPLX LP, 5.00%, due 03/01/33	387,470

See accompanying Notes to the Financial Statements.	75

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

105,000	MPLX LP, 5.20%, due 03/01/47	99,610

685,000	MPLX LP, 5.50%, due 06/01/34	704,068

255,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, due 03/15/31(f)	186,433

410,000	MPT Operating Partnership LP/MPT Finance Corp., 5.00%, due 10/15/27(f)	368,175

741,000	MSCI, Inc., 3.63%, due 11/01/31 144A	682,585

695,000	Mylan, Inc., 5.40%, due 11/29/43	643,116

1,721,000	National Grid PLC, 5.81%, due 06/12/33	1,841,663

2,436,000	National Securities Clearing Corp., 5.00%, due 05/30/28 144A	2,504,959

159,000	Nationstar Mortgage Holdings, Inc., 5.13%, due 12/15/30 144A	152,657

333,000	Nationstar Mortgage Holdings, Inc., 5.50%, due 08/15/28 144A	329,924

770,000	NatWest Group PLC, 6.00% (5 yr. CMT + 5.63%)(b)(g)	771,526

540,000	NatWest Group PLC, 8.13% (5 yr. CMT + 3.75%)(b)(g)	590,453

619,000	NBM U.S. Holdings, Inc., 6.63%, due 08/06/29 144A	630,350

265,000	Newmont Corp., 2.25%, due 10/01/30	237,584

150,000	Newmont Corp., 5.45%, due 06/09/44	154,956

2,670,000	Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, due 03/15/34	2,799,416

451,000	News Corp., 3.88%, due 05/15/29 144A	426,904

737,000	NextEra Energy Capital Holdings, Inc., 2.25%, due 06/01/30	659,096

2,085,000	NextEra Energy Capital Holdings, Inc., 5.75%, due 09/01/25	2,106,693

240,000	NextEra Energy Capital Holdings, Inc., 6.05%, due 03/01/25	241,039

646,000	NextEra Energy Capital Holdings, Inc., 6.70% (5 yr. CMT + 2.36%), due 09/01/54(b)	679,270

497,000	NextEra Energy Operating Partners LP, 3.88%, due 10/15/26 144A	484,537

165,000	NextEra Energy Operating Partners LP, 4.50%, due 09/15/27 144A	161,339

195,000	NiSource, Inc., 1.70%, due 02/15/31	164,737

377,000	NiSource, Inc., 3.60%, due 05/01/30	362,124

200,000	Nomura Holdings, Inc., 2.61%, due 07/14/31	174,013

970,000	Norfolk Southern Corp., 4.84%, due 10/01/41	950,363

195,000	Northern States Power Co., 3.60%, due 09/15/47	156,880

1,242,000	Northrop Grumman Corp., 5.25%, due 05/01/50(f)	1,269,659

2,285,000	Northwest Pipeline LLC, 4.00%, due 04/01/27	2,262,009

571,000	Novelis Corp., 4.75%, due 01/30/30 144A	554,082

339,000	NRG Energy, Inc., 3.63%, due 02/15/31 144A	307,501

1,041,000	NRG Energy, Inc., 3.88%, due 02/15/32 144A	949,253

444,000	NRG Energy, Inc., 4.45%, due 06/15/29 144A	434,430

140,000	NRG Energy, Inc., 5.25%, due 06/15/29 144A	139,654

640,000	NRG Energy, Inc., 5.75%, due 01/15/28(f)	645,267

550,000	NRG Energy, Inc., 7.00%, due 03/15/33 144A	611,331

436,000	NRG Energy, Inc., 10.25% (5 yr. CMT + 5.92%)(b)(g) 144A	492,163

250,000	NSTAR Electric Co., 3.10%, due 06/01/51(f)	176,577

400,000	NSTAR Electric Co., 5.40%, due 06/01/34	422,506

355,000	Nutrien Ltd., 4.90%, due 06/01/43	334,865

405,000	Nuveen LLC, 5.85%, due 04/15/34 144A	429,103

2,786,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, due 05/01/25	2,748,064

3,517,000	Occidental Petroleum Corp., 4.48%, due 10/10/36(j)	1,942,842

278,000	Occidental Petroleum Corp., 5.38%, due 01/01/32	282,047

722,000	Occidental Petroleum Corp., 6.05%, due 10/01/54	733,603

724,000	Occidental Petroleum Corp., 6.45%, due 09/15/36	782,459

265,000	Occidental Petroleum Corp., 6.60%, due 03/15/46	285,357

783,000	Occidental Petroleum Corp., 6.63%, due 09/01/30	845,230

76	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

612,000	OCP SA, 6.75%, due 05/02/34 144A	658,120

133,000	OneMain Finance Corp., 3.88%, due 09/15/28	123,472

62,000	OneMain Finance Corp., 6.63%, due 01/15/28(f)	63,175

358,000	OneMain Finance Corp., 9.00%, due 01/15/29	379,665

655,000	ONEOK, Inc., 3.10%, due 03/15/30	609,848

75,000	ONEOK, Inc., 4.25%, due 09/15/46	61,818

440,000	ONEOK, Inc., 4.40%, due 10/15/29	438,642

298,000	ONEOK, Inc., 5.65%, due 11/01/28	311,612

2,060,000	ONEOK, Inc., 6.05%, due 09/01/33	2,202,163

896,000	ONEOK, Inc., 6.63%, due 09/01/53	994,907

1,600,000	Oracle Corp., 1.65%, due 03/25/26	1,538,700

730,000	Oracle Corp., 2.95%, due 04/01/30	679,076

1,456,000	Oracle Corp., 3.95%, due 03/25/51	1,172,674

749,000	Oracle Corp., 4.30%, due 07/08/34	725,185

1,108,000	Oracle Corp., 5.55%, due 02/06/53	1,134,835

425,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, due 04/30/28 144A	409,015

580,000	Ovintiv, Inc., 5.65%, due 05/15/25	582,407

386,000	Ovintiv, Inc., 6.25%, due 07/15/33(f)	408,747

83,000	Ovintiv, Inc., 7.20%, due 11/01/31	92,700

345,000	Owens Corning, 3.50%, due 02/15/30	327,848

82,000	Owens Corning, 3.88%, due 06/01/30	79,183

723,000	Owens Corning, 5.70%, due 06/15/34	767,999

538,000	Owens-Brockway Glass Container, Inc., 7.25%, due 05/15/31 144A	553,377

870,000	Pacific Gas & Electric Co., 3.95%, due 12/01/47	685,812

840,000	Pacific Gas & Electric Co., 4.95%, due 07/01/50	764,400

338,000	Pacific Gas & Electric Co., 5.80%, due 05/15/34(f)	357,359

265,000	PacifiCorp, 2.70%, due 09/15/30	240,604

697,000	Panther Escrow Issuer LLC, 7.13%, due 06/01/31 144A	731,637

171,000	Paramount Global, 4.20%, due 05/19/32	151,685

447,000	Paramount Global, 4.38%, due 03/15/43	330,909

811,000	Paramount Global, 4.95%, due 05/19/50	621,397

337,000	Parkland Corp., 4.50%, due 10/01/29 144A	319,293

371,000	Parkland Corp., 4.63%, due 05/01/30 144A	350,130

195,000	Parkland Corp., 6.63%, due 08/15/32 144A	198,114

415,000	PECO Energy Co., 3.05%, due 03/15/51	294,450

205,000	PECO Energy Co., 3.70%, due 09/15/47	165,507

185,000	PECO Energy Co., 5.25%, due 09/15/54	191,431

3,790,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.25%, due 07/01/29 144A	3,904,808

193,000	Performance Food Group, Inc., 6.13%, due 09/15/32 144A	197,459

875,000	Petroleos Mexicanos, 6.50%, due 03/13/27	858,592

255,000	Petroleos Mexicanos, 6.50%, due 06/02/41	187,117

380,000	Petroleos Mexicanos, 6.88%, due 08/04/26	378,749

677,000	Petroleos Mexicanos, 7.69%, due 01/23/50	529,367

186,000	PG&E Corp., 7.38% (5 yr. CMT + 3.88%), due 03/15/55(b)	195,555

1,853,741	PG&E Wildfire Recovery Funding LLC, 3.59%, due 06/01/32	1,825,821

1,517,600	PG&E Wildfire Recovery Funding LLC, 4.02%, due 06/01/33	1,511,533

827,000	PG&E Wildfire Recovery Funding LLC, 4.26%, due 06/01/38	806,428

2,169,000	PG&E Wildfire Recovery Funding LLC, 4.72%, due 06/01/39	2,187,110

1,700,000	Philip Morris International, Inc., 5.25%, due 02/13/34	1,766,111

See accompanying Notes to the Financial Statements.	77

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

1,190,000	Philip Morris International, Inc., 5.50%, due 09/07/30	1,260,379

797,000	Phillips 66 Co., 3.61%, due 02/15/25	792,688

145,000	Piedmont Natural Gas Co., Inc., 3.50%, due 06/01/29	140,315

434,000	Pilgrim’s Pride Corp., 6.25%, due 07/01/33	461,000

960,000	Plains All American Pipeline LP/PAA Finance Corp., 3.55%, due 12/15/29	913,405

1,444,000	PNC Financial Services Group, Inc., 5.40% (SOFR + 1.60%), due 07/23/35(b)	1,506,379

2,145,000	PNC Financial Services Group, Inc., 5.58% (SOFR + 1.84%), due 06/12/29(b)	2,233,253

3,032,000	PNC Financial Services Group, Inc., 5.68% (SOFR + 1.90%), due 01/22/35(b)	3,215,673

668,000	PNC Financial Services Group, Inc., 5.94% (SOFR + 1.95%), due 08/18/34(b)	720,740

485,000	PNC Financial Services Group, Inc., 6.25% (7 yr. CMT + 2.81%)(b)(f)(g)	493,726

349,000	PNC Financial Services Group, Inc., 8.32% (3 mo. USD Term SOFR + 3.30%)(b)(g)	352,627

574,000	Popular, Inc., 7.25%, due 03/13/28	606,534

130,000	Providence St. Joseph Health Obligated Group, 2.75%, due 10/01/26	125,896

1,580,000	Public Service Co. of Colorado, 5.35%, due 05/15/34	1,657,862

195,000	Public Service Electric & Gas Co., 2.70%, due 05/01/50	131,460

445,000	Public Service Electric & Gas Co., 3.00%, due 05/15/27	434,136

315,000	Public Service Electric & Gas Co., 3.20%, due 05/15/29(f)	303,086

515,000	Public Storage Operating Co., 2.25%, due 11/09/31	448,512

275,000	QatarEnergy, 2.25%, due 07/12/31 144A	242,249

551,000	Qorvo, Inc., 3.38%, due 04/01/31 144A	493,905

386,000	Qorvo, Inc., 4.38%, due 10/15/29	374,358

352,000	Quanta Services, Inc., 5.25%, due 08/09/34	360,061

1,701,000	Realty Income Corp., 2.10%, due 03/15/28	1,582,908

120,000	Realty Income Corp., 2.85%, due 12/15/32	104,987

350,000	Realty Income Corp., 3.25%, due 01/15/31	326,630

334,000	Regal Rexnord Corp., 6.40%, due 04/15/33	357,452

794,000	Regeneron Pharmaceuticals, Inc., 1.75%, due 09/15/30	686,282

701,000	Regions Financial Corp., 5.50% (SOFR + 2.06%), due 09/06/35(b)	713,631

712,000	Regions Financial Corp., 5.72% (SOFR + 1.49%), due 06/06/30(b)	737,830

520,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, due 04/16/29(f) 144A	468,438

325,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, due 04/06/31(f) 144A	282,306

400,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 8.45%, due 07/27/30 144A	422,539

1,750,000	Roche Holdings, Inc., 4.59%, due 09/09/34 144A	1,767,082

277,000	Rocket Software, Inc., 9.00%, due 11/28/28 144A	289,304

405,000	Roper Technologies, Inc., 1.40%, due 09/15/27	375,258

260,000	Royal Caribbean Cruises Ltd., 5.63%, due 09/30/31 144A	263,575

469,000	Royal Caribbean Cruises Ltd., 6.00%, due 02/01/33 144A	481,104

114,000	Royal Caribbean Cruises Ltd., 6.25%, due 03/15/32 144A	118,328

415,000	RPM International, Inc., 2.95%, due 01/15/32	368,090

2,311,000	RTX Corp., 1.90%, due 09/01/31	1,965,580

2,404,000	Ryder System, Inc., 5.25%, due 06/01/28	2,482,296

1,031,000	Sabine Pass Liquefaction LLC, 4.50%, due 05/15/30	1,028,569

290,000	San Diego Gas & Electric Co., 4.15%, due 05/15/48	249,641

200,000	Sands China Ltd., 5.40%, due 08/08/28	202,050

347,000	Sasol Financing USA LLC, 5.50%, due 03/18/31	309,904

400,000	Sasol Financing USA LLC, 6.50%, due 09/27/28(f)	396,916

363,000	Saudi Arabian Oil Co., 5.25%, due 07/17/34 144A	373,809

4,523,000	SBA Tower Trust, 4.83%, due 10/15/29(b)(d) 144A	4,523,000

621,000	SBL Holdings, Inc., 5.00%, due 02/18/31 144A	568,288

78	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

2,216,000	Schlumberger Holdings Corp., 3.90%, due 05/17/28 144A	2,192,146

586,000	Sempra, 5.50%, due 08/01/33	614,918

525,000	Sempra, 6.40% (5 yr. CMT + 2.63%), due 10/01/54(b)	527,301

470,000	Sempra, 6.88% (5 yr. CMT + 2.79%), due 10/01/54(b)	488,353

185,000	Sensata Technologies, Inc., 3.75%, due 02/15/31 144A	169,578

128,000	Service Corp. International, 5.75%, due 10/15/32	128,998

850,000	Simon Property Group LP, 6.75%, due 02/01/40(f)	986,690

413,000	Sirius XM Radio, Inc., 4.00%, due 07/15/28 144A	389,954

340,000	Sixth Street Lending Partners, 5.75%, due 01/15/30 144A	338,930

200,000	SMBC Aviation Capital Finance DAC, 2.30%, due 06/15/28 144A	184,784

1,130,000	Societe Generale SA, 1.79% (1 yr. CMT + 1.00%), due 06/09/27(b) 144A	1,074,008

1,365,000	Societe Generale SA, 2.80% (1 yr. CMT + 1.30%), due 01/19/28(b) 144A	1,304,405

587,000	Societe Generale SA, 5.38% (5 yr. CMT + 4.51%)(b)(g) 144A	504,802

324,000	Societe Generale SA, 5.63% (1 yr. CMT + 1.75%), due 01/19/30(b)(f) 144A	332,141

810,000	Societe Generale SA, 6.27% (SOFR + 1.05%), due 01/21/26(b) 144A	810,898

526,000	Solventum Corp., 5.40%, due 03/01/29 144A	541,306

1,064,000	Solventum Corp., 5.45%, due 03/13/31 144A	1,097,286

1,831,000	Sonoco Products Co., 5.00%, due 09/01/34	1,806,532

570,000	Southern California Edison Co., 3.45%, due 02/01/52	424,745

335,000	Southern California Edison Co., 4.00%, due 04/01/47	280,277

1,941,000	Southern Co., 4.85%, due 06/15/28(f)	1,988,398

248,000	Southern Co., 5.20%, due 06/15/33	257,252

573,000	Southern Co., 5.70%, due 03/15/34	615,247

2,180,000	Southern Co. Gas Capital Corp., 4.95%, due 09/15/34	2,203,788

755,000	Southwest Airlines Co., 2.63%, due 02/10/30(f)	684,433

414,000	Southwestern Energy Co., 4.75%, due 02/01/32	396,368

405,000	Standard Industries, Inc., 4.38%, due 07/15/30(f) 144A	383,629

25,000	Standard Industries, Inc., 4.75%, due 01/15/28 144A	24,509

175,000	Starwood Property Trust, Inc., 3.63%, due 07/15/26(f) 144A	169,129

471,000	Starwood Property Trust, Inc., 6.00%, due 04/15/30(d) 144A	471,677

84,000	Starwood Property Trust, Inc., 7.25%, due 04/01/29 144A	88,184

330,000	State Street Corp., 3.15% (SOFR + 2.65%), due 03/30/31(b)	312,217

920,000	Steel Dynamics, Inc., 3.45%, due 04/15/30(f)	872,424

3,545,000	Stellantis Finance U.S., Inc., 1.71%, due 01/29/27(f) 144A	3,326,299

114,000	Summit Materials LLC/Summit Materials Finance Corp., 7.25%, due 01/15/31 144A	120,871

1,550,000	Sun Communities Operating LP, 2.30%, due 11/01/28	1,415,024

1,900,000	Sun Communities Operating LP, 2.70%, due 07/15/31	1,662,544

351,000	Sunoco LP, 7.00%, due 05/01/29 144A	367,012

351,000	Sunoco LP, 7.25%, due 05/01/32 144A	372,354

514,000	Sunoco LP/Sunoco Finance Corp., 4.50%, due 04/30/30	492,851

375,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/30 144A	356,491

48,000	Talos Production, Inc., 9.00%, due 02/01/29 144A	49,469

60,000	Talos Production, Inc., 9.38%, due 02/01/31 144A	61,739

355,000	Tapestry, Inc., 7.70%, due 11/27/30	382,568

296,000	Tapestry, Inc., 7.85%, due 11/27/33(f)	321,077

714,000	Targa Resources Corp., 5.50%, due 02/15/35	735,620

1,958,000	Targa Resources Corp., 6.15%, due 03/01/29	2,086,963

653,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, due 01/15/32	614,990

See accompanying Notes to the Financial Statements.	79

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

140,000	Taylor Morrison Communities, Inc., 5.13%, due 08/01/30 144A	139,208

210,000	Taylor Morrison Communities, Inc., 5.88%, due 06/15/27 144A	214,550

697,000	Teachers Insurance & Annuity Association of America, 4.27%, due 05/15/47 144A	606,288

38,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	45,386

1,125,000	Teledyne Technologies, Inc., 2.75%, due 04/01/31	1,010,816

70,000	Tenet Healthcare Corp., 4.38%, due 01/15/30	67,210

104,000	Terex Corp., 6.25%, due 10/15/32(d) 144A	104,000

370,000	Thermo Fisher Scientific, Inc., 4.98%, due 08/10/30	385,785

3,303,000	T-Mobile USA, Inc., 3.38%, due 04/15/29	3,172,711

2,121,000	T-Mobile USA, Inc., 3.88%, due 04/15/30	2,063,163

1,065,000	T-Mobile USA, Inc., 4.50%, due 04/15/50	947,949

1,925,000	Toronto-Dominion Bank, 1.95%, due 01/12/27(f)	1,845,422

411,000	Total Play Telecomunicaciones SA de CV, 6.38%, due 09/20/28 144A	201,356

670,000	TotalEnergies Capital SA, 5.64%, due 04/05/64	699,200

140,000	Transcontinental Gas Pipe Line Co. LLC, 3.95%, due 05/15/50	111,401

500,000	Transcontinental Gas Pipe Line Co. LLC, 4.60%, due 03/15/48	439,390

199,000	Travel & Leisure Co., 4.63%, due 03/01/30 144A	186,313

175,000	TriNet Group, Inc., 3.50%, due 03/01/29 144A	162,717

680,000	Truist Financial Corp., 5.15% (SOFR + 1.57%), due 08/05/32(b)	696,678

761,000	Truist Financial Corp., 5.44% (SOFR + 1.62%), due 01/24/30(b)	787,854

3,100,000	Truist Financial Corp., 5.71% (SOFR + 1.92%), due 01/24/35(b)	3,266,990

866,000	Truist Financial Corp., 5.87% (SOFR + 2.36%), due 06/08/34(b)	920,976

860,000	Truist Financial Corp., 7.16% (SOFR + 2.45%), due 10/30/29(b)	942,834

667,000	Trust Fibra Uno, 7.38%, due 02/13/34 144A	687,519

719,381	U.S. Airways Pass-Through Trust, 4.63%, due 12/03/26	716,703

479,000	U.S. Bancorp, 5.38% (SOFR + 1.56%), due 01/23/30(b)	497,556

2,743,000	U.S. Bancorp, 5.68% (SOFR + 1.86%), due 01/23/35(b)	2,908,735

1,044,000	U.S. Bancorp, 5.84% (SOFR + 2.26%), due 06/12/34(b)(f)	1,115,137

805,000	Uber Technologies, Inc., 4.50%, due 08/15/29(f) 144A	799,594

1,333,000	Uber Technologies, Inc., 4.80%, due 09/15/34	1,331,987

861,000	UBS AG, 7.95%, due 01/09/25	867,742

765,000	UBS Group AG, 1.49% (1 yr. CMT + 0.85%), due 08/10/27(b) 144A	723,119

375,000	UBS Group AG, 2.10% (1 yr. CMT + 1.00%), due 02/11/32(b) 144A	319,549

2,497,000	UBS Group AG, 4.13%, due 04/15/26 144A	2,486,215

578,000	UBS Group AG, 5.43% (1 yr. CMT + 1.52%), due 02/08/30(b) 144A	597,708

424,000	UBS Group AG, 6.30% (1 yr. CMT + 2.00%), due 09/22/34(b) 144A	465,552

341,000	UBS Group AG, 9.25% (5 yr. CMT + 4.75%)(b)(g) 144A	377,862

264,000	UBS Group AG, 9.25% (5 yr. CMT + 4.76%)(b)(g) 144A	312,004

603,000	United Airlines Pass-Through Trust, 5.45%, due 08/15/38	629,887

555,000	United Airlines Pass-Through Trust, 5.88%, due 08/15/38	573,860

578,929	United Airlines Pass-Through Trust, 3.45%, due 01/07/30	539,482

1,805,269	United Airlines Pass-Through Trust, 4.00%, due 10/11/27	1,779,017

483,417	United Airlines Pass-Through Trust, 4.55%, due 02/25/33	450,172

181,242	United Airlines Pass-Through Trust, 4.60%, due 09/01/27	178,864

757,684	United Airlines Pass-Through Trust, 5.80%, due 07/15/37	798,167

1,066,245	United Airlines Pass-Through Trust, 5.88%, due 04/15/29	1,089,175

580,000	United Airlines, Inc., 4.38%, due 04/15/26 144A	571,148

296,000	United Airlines, Inc., 4.63%, due 04/15/29 144A	286,208

175,000	United Rentals North America, Inc., 3.75%, due 01/15/32(f)	159,922

80	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

167,000	United Rentals North America, Inc., 3.88%, due 02/15/31	155,487

575,000	United Rentals North America, Inc., 4.88%, due 01/15/28(f)	571,189

265,000	United Rentals North America, Inc., 5.25%, due 01/15/30	265,433

885,000	UnitedHealth Group, Inc., 3.05%, due 05/15/41	699,073

155,000	UnitedHealth Group, Inc., 3.25%, due 05/15/51	114,914

535,000	UnitedHealth Group, Inc., 4.75%, due 05/15/52	510,561

538,000	UnitedHealth Group, Inc., 5.05%, due 04/15/53	534,719

625,000	Universal Health Services, Inc., 2.65%, due 10/15/30(f)	557,736

120,000	University of Chicago, 2.76%, due 04/01/45	95,976

350,000	University of Southern California, 2.95%, due 10/01/51	254,663

484,000	Valvoline, Inc., 3.63%, due 06/15/31 144A	433,622

1,160,000	Var Energi ASA, 7.50%, due 01/15/28 144A	1,243,272

1,391,000	Var Energi ASA, 8.00%, due 11/15/32 144A	1,614,586

285,000	Varex Imaging Corp., 7.88%, due 10/15/27 144A	291,210

705,000	Vector Group Ltd., 5.75%, due 02/01/29 144A	715,184

137,000	Velocity Vehicle Group LLC, 8.00%, due 06/01/29 144A	142,773

203,000	Venture Global Calcasieu Pass LLC, 3.88%, due 08/15/29 144A	191,998

383,000	Venture Global Calcasieu Pass LLC, 4.13%, due 08/15/31 144A	356,389

382,000	Venture Global LNG, Inc., 7.00%, due 01/15/30 144A	390,542

745,000	Venture Global LNG, Inc., 9.00% (5 yr. CMT + 5.44%)(b)(g) 144A	755,723

585,000	Venture Global LNG, Inc., 9.50%, due 02/01/29 144A	659,371

617,000	Verisk Analytics, Inc., 3.63%, due 05/15/50	471,289

145,000	Verizon Communications, Inc., 1.68%, due 10/30/30	124,085

1,637,000	Verizon Communications, Inc., 2.55%, due 03/21/31	1,462,252

578,000	Verizon Communications, Inc., 2.88%, due 11/20/50	392,378

1,624,000	Verizon Communications, Inc., 3.55%, due 03/22/51(f)	1,258,568

972,000	Viatris, Inc., 2.70%, due 06/22/30	864,040

515,000	Viatris, Inc., 3.85%, due 06/22/40	401,346

2,387,000	Viatris, Inc., 4.00%, due 06/22/50	1,712,959

657,000	VICI Properties LP, 5.13%, due 05/15/32	660,235

318,000	VICI Properties LP/VICI Note Co., Inc., 3.88%, due 02/15/29 144A	304,828

624,000	VICI Properties LP/VICI Note Co., Inc., 4.63%, due 12/01/29 144A	612,669

1,203,000	VICI Properties LP/VICI Note Co., Inc., 5.75%, due 02/01/27 144A	1,224,724

3,016,000	Virginia Power Fuel Securitization LLC, 4.88%, due 05/01/33	3,105,898

161,000	Vistra Corp., 8.00% (5 yr. CMT + 6.93%)(b)(g) 144A	168,791

1,020,000	Vistra Operations Co. LLC, 4.30%, due 07/15/29 144A	1,000,330

370,000	Vistra Operations Co. LLC, 5.00%, due 07/31/27(f) 144A	368,485

246,000	Vistra Operations Co. LLC, 6.88%, due 04/15/32 144A	258,976

647,000	Vistra Operations Co. LLC, 6.95%, due 10/15/33 144A	729,949

241,000	Vital Energy, Inc., 7.88%, due 04/15/32(f) 144A	233,637

416,000	Vodafone Group PLC, 5.63%, due 02/10/53(f)	423,880

557,000	Vodafone Group PLC, 7.00% (5 yr. USD swap + 4.87%), due 04/04/79(b)	588,515

340,000	WakeMed, 3.29%, due 10/01/52(f)	262,975

2,394,000	Warnermedia Holdings, Inc., 4.28%, due 03/15/32(f)	2,127,451

1,085,000	Warnermedia Holdings, Inc., 5.05%, due 03/15/42(f)	886,257

1,117,000	Warnermedia Holdings, Inc., 5.14%, due 03/15/52	862,200

195,000	Watco Cos. LLC/Watco Finance Corp., 7.13%, due 08/01/32 144A	203,411

1,871,000	Wells Fargo & Co., 2.57% (3 mo. USD Term SOFR + 1.26%), due 02/11/31(b)	1,699,643

867,000	Wells Fargo & Co., 2.88% (3 mo. USD Term SOFR + 1.43%), due 10/30/30(b)	804,499

See accompanying Notes to the Financial Statements.	81

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

2,290,000	Wells Fargo & Co., 3.35% (SOFR + 1.50%), due 03/02/33(b)	2,094,169

3,670,000	Wells Fargo & Co., 4.81% (SOFR + 1.98%), due 07/25/28(b)	3,713,689

1,065,000	Wells Fargo & Co., 5.20% (SOFR + 1.50%), due 01/23/30(b)	1,098,192

2,720,000	Wells Fargo & Co., 5.39% (SOFR + 2.02%), due 04/24/34(b)	2,822,512

574,000	Western Midstream Operating LP, 4.05%, due 02/01/30	553,014

346,000	Western Midstream Operating LP, 5.45%, due 11/15/34	347,008

345,000	Westinghouse Air Brake Technologies Corp., 5.61%, due 03/11/34	364,857

276,000	Whistler Pipeline LLC, 5.40%, due 09/30/29 144A	282,110

346,000	Whistler Pipeline LLC, 5.70%, due 09/30/31 144A	358,374

350,000	William Carter Co., 5.63%, due 03/15/27 144A	349,599

527,000	Williams Cos., Inc., 4.65%, due 08/15/32	523,764

364,000	Williams Cos., Inc., 4.80%, due 11/15/29	369,451

530,000	Williams Cos., Inc., 5.40%, due 03/02/26	537,098

225,000	Williams Scotsman, Inc., 6.63%, due 06/15/29 144A	231,863

294,000	WMG Acquisition Corp., 3.88%, due 07/15/30(f) 144A	274,298

300,000	Wolverine World Wide, Inc., 4.00%, due 08/15/29(f) 144A	265,051

665,000	WP Carey, Inc., 2.25%, due 04/01/33	550,048

50,000	XPO, Inc., 7.13%, due 06/01/31 144A	52,396

610,000	Yale University, 2.40%, due 04/15/50(f)	406,369

1,070,000	Yamana Gold, Inc., 2.63%, due 08/15/31	927,212

1,220,000	Yara International ASA, 4.75%, due 06/01/28(f) 144A	1,217,378

		753,050,078

	Mortgage Backed Securities - Private Issuers — 7.2%

93,515	Angel Oak Mortgage Trust, Series 2020-R1, Class A1, 0.99%, due 04/25/53(e) 144A	88,496

386,614	Angel Oak Mortgage Trust, Series 2021-4, Class A1, 1.04%, due 01/20/65(e) 144A	325,158

374,122	Angel Oak Mortgage Trust, Series 2021-5, Class A1, 0.95%, due 07/25/66(e) 144A	324,496

383,459	Angel Oak Mortgage Trust, Series 2024-3, Class A1, 4.80%, due 11/26/68(c) 144A	382,538

1,800,000	Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A4, 2.50%, due 05/15/53 144A	1,642,106

2,500,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class A4, 2.25%, due 06/15/54 144A	2,190,641

210,195	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.18%, due 10/25/48(e) 144A	187,698

895,123	ATLX Trust, Series 2024-RPL1, Class A1, 3.85%, due 04/25/64(c) 144A	868,459

217,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class ENM, 3.84%, due 11/05/32(e) 144A	87,893

3,025,918	Bank, Series 2017-BNK5, Class A4, 3.13%, due 06/15/60	2,924,822

971,373	Bank, Series 2019-BN20, Class A2, 2.76%, due 09/15/62	901,343

2,044,298	Bank, Series 2019-BN23, Class A2, 2.67%, due 12/15/52	1,875,120

1,782,552	Bank, Series 2020-BN26, Class A2, 2.04%, due 03/15/63	1,651,386

1,800,000	Bank, Series 2020-BN26, Class A3, 2.16%, due 03/15/63	1,594,912

3,000,000	Bank, Series 2021-BN32, Class A4, 2.35%, due 04/15/54	2,671,401

2,300,000	Bank, Series 2021-BN34, Class A4, 2.16%, due 06/15/63	1,950,558

3,193,000	Bank5, Series 2023-5YR1, Class A3, 6.26%, due 04/15/56(e)	3,357,445

6,900,000	Bank5, Series 2023-5YR2, Class A3, 6.66%, due 07/15/56(e)	7,376,260

2,750,000	Bank5, Series 2024-5YR7, Class A3, 5.77%, due 06/15/57	2,880,620

3,000,000	BBCMS Mortgage Trust, Series 2018-TALL, Class A, 6.02% (1 mo. USD Term SOFR + 0.92%), due 03/15/37(b) 144A	2,840,248

27,581	BBCMS Mortgage Trust, Series 2019-C5, Class A2, 3.04%, due 11/15/52	27,482

60,000	BBCMS Mortgage Trust, Series 2020-C6, Class A2, 2.69%, due 02/15/53	57,493

82	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

2,000,000	BBCMS Mortgage Trust, Series 2022-C14, Class A4, 2.69%, due 02/15/55	1,783,288

1,300,000	BBCMS Mortgage Trust, Series 2023-C21, Class A2, 6.51%, due 09/15/56(e)	1,380,647

1,600,000	BBCMS Mortgage Trust, Series 2024-5C27, Class A3, 6.01%, due 07/15/57	1,694,988

98,360	Benchmark Mortgage Trust, Series 2019-B12, Class A2, 3.00%, due 08/15/52	98,753

86,184	Benchmark Mortgage Trust, Series 2019-B13, Class A2, 2.89%, due 08/15/57	84,524

1,350,000	Benchmark Mortgage Trust, Series 2019-B15, Class A4, 2.67%, due 12/15/72	1,229,790

600,000	Benchmark Mortgage Trust, Series 2020-B17, Class A4, 2.04%, due 03/15/53	519,061

1,200,000	Benchmark Mortgage Trust, Series 2020-B20, Class A2, 1.75%, due 10/15/53	1,160,745

1,655,653	Benchmark Mortgage Trust, Series 2020-IG3, Class A2, 2.48%, due 09/15/48 144A	1,635,027

3,039,000	Benchmark Mortgage Trust, Series 2021-B23, Class A2, 1.62%, due 02/15/54	2,677,539

1,700,000	Benchmark Mortgage Trust, Series 2021-B23, Class A4A1, 1.82%, due 02/15/54	1,436,948

900,000	Benchmark Mortgage Trust, Series 2021-B24, Class A3, 2.01%, due 03/15/54	806,996

1,750,000	Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.26%, due 03/15/54	1,542,680

1,250,000	Benchmark Mortgage Trust, Series 2021-B28, Class ASB, 1.98%, due 08/15/54	1,133,153

2,200,000	Benchmark Mortgage Trust, Series 2021-B31, Class A4, 2.42%, due 12/15/54	1,919,478

1,800,000	Benchmark Mortgage Trust, Series 2022-B33, Class A5, 3.46%, due 03/15/55	1,664,159

3,000,000	Benchmark Mortgage Trust, Series 2023-B39, Class A2, 6.79%, due 07/15/56(e)	3,161,944

1,152,666	Benchmark Mortgage Trust, Series 2023-B40, Class A2, 6.93%, due 12/15/56	1,248,193

3,694,995	Benchmark Mortgage Trust, Series 2023-V2, Class A3, 5.81%, due 05/15/55(e)	3,844,604

3,228,000	Benchmark Mortgage Trust, Series 2024-V6, Class A3, 5.93%, due 03/15/29	3,394,298

3,200,000	Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.23%, due 05/15/56(e)	3,417,297

2,800,000	Benchmark Mortgage Trust, Series 2024-V8, Class A3, 6.19%, due 07/15/57(e)	2,989,822

2,700,000	BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.53%, due 08/15/56(e)	2,873,722

3,100,000	BMO Mortgage Trust, Series 2023-5C2, Class A3, 7.30%, due 11/15/56(e)	3,391,655

172,998	BRAVO Residential Funding Trust, Series 2021-NQM1, Class A1, 0.94%, due 02/25/49(e) 144A	158,782

1,310,465	BRAVO Residential Funding Trust, Series 2023-RPL1, Class A1, 5.00%, due 05/25/63(e) 144A	1,320,337

1,516,000	BX Commercial Mortgage Trust, Series 2021-VOLT, Class A, 5.91% (1 mo. USD Term SOFR + 0.81%), due 09/15/36(b) 144A	1,507,329

2,438,000	BX Trust, Series 2022-CLS, Class A, 5.76%, due 10/13/27 144A	2,464,561

1,200,000	CD Mortgage Trust, Series 2019-CD8, Class A3, 2.66%, due 08/15/57	1,106,082

966,899	CF Mortgage Trust, Series 2020-P1, Class A1, 2.84%, due 04/15/25(e) 144A	960,160

379,927	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A3, 3.01%, due 05/10/58	372,038

2,307,919	CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A2, 2.95%, due 11/10/49	2,252,953

233,000	CFK Trust, Series 2020-MF2, Class A, 2.39%, due 03/15/39 144A	216,675

493,076	Chase Home Lending Mortgage Trust, Series 2024-RPL3, Class A1A, 3.25%, due 09/25/64(e) 144A	448,087

1,458,882	CIM Trust, Series 2024-R1, Class A1, 4.75%, due 06/25/64(e) 144A	1,452,232

21,907,197	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class XB, 0.41%, due 05/10/47(e) 144A	248

330,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A3, 2.86%, due 12/15/72	309,870

380,000	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.01%, due 10/12/40(e) 144A	393,248

300,340	COLT Mortgage Loan Trust, Series 2021-2, Class A1, 0.92%, due 08/25/66(e) 144A	251,507

431,887	COLT Mortgage Loan Trust, Series 2021-3, Class A1, 0.96%, due 09/27/66(e) 144A	358,984

300,601	COLT Mortgage Loan Trust, Series 2021-HX1, Class A1, 1.11%, due 10/25/66(e) 144A	256,649

653,240	COLT Trust, Series 2020-RPL1, Class A1, 1.39%, due 01/25/65(e) 144A	565,463

295,000	COMM Mortgage Trust, Series 2013-300P, Class D, 4.54%, due 08/10/30(e) 144A	249,062

750,921	COMM Mortgage Trust, Series 2015-CR25, Class A3, 3.51%, due 08/10/48	743,434

See accompanying Notes to the Financial Statements.	83

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

862,000	COMM Mortgage Trust, Series 2015-CR27, Class A4, 3.61%, due 10/10/48	850,722

190,000	COMM Mortgage Trust, Series 2017-PANW, Class A, 3.24%, due 10/10/29 144A	185,029

303,000	COMM Mortgage Trust, Series 2020-CBM, Class A2, 2.90%, due 02/10/37 144A	297,769

461,000	Compass Datacenters Issuer II LLC, Series 2024-1A, Class A1, 5.25%, due 02/25/49 144A	465,680

993,500	CSAIL Commercial Mortgage Trust, Series 2017-C8, Class A3, 3.13%, due 06/15/50	951,473

1,335,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.19%, due 11/15/50	1,291,675

1,050,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A3, 2.72%, due 12/15/52	966,086

1,790,125	CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A2, 2.49%, due 03/15/54	1,604,542

190,434	CSMC Trust, Series 2018-RPL9, Class A, 3.85%, due 09/25/57(e) 144A	185,174

159,057	CSMC Trust, Series 2020-NET, Class A, 2.26%, due 08/15/37 144A	153,364

632,348	CSMC Trust, Series 2020-RPL6, Class A1, 3.44%, due 03/25/59(e) 144A	631,208

228,096	CSMC Trust, Series 2021-NQM2, Class A1, 1.18%, due 02/25/66(e) 144A	204,016

210,490	CSMC Trust, Series 2021-NQM3, Class A1, 1.02%, due 04/25/66(e) 144A	181,961

147,911	CSMC Trust, Series 2021-NQM5, Class A1, 0.94%, due 05/25/66(e) 144A	126,227

488,282	CSMC Trust, Series 2021-NQM6, Class A1, 1.17%, due 07/25/66(e) 144A	420,284

61,978	Ellington Financial Mortgage Trust, Series 2021-1, Class A1, 0.80%, due 02/25/66(e) 144A	53,897

132,256	Ellington Financial Mortgage Trust, Series 2021-2, Class A1, 0.93%, due 06/25/66(e) 144A	111,212

869,343	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50%, due 11/25/57	849,018

315,971	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50%, due 08/25/57(e)	307,400

1,298,330	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MA, 3.50%, due 03/25/58	1,261,443

541,852	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50%, due 07/25/58	525,883

770,238	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50%, due 08/26/58	746,312

783,167	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00%, due 02/25/59	741,852

1,875,330	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2022-1, Class MAU, 3.25%, due 11/25/61	1,780,744

388,679	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA1, Class M1A, 6.28% (SOFR 30-day average + 1.00%), due 01/25/42(b) 144A	387,882

390,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA2, Class M1B, 7.68% (SOFR 30-day average + 2.40%), due 02/25/42(b) 144A	399,363

380,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA3, Class M1B, 8.18% (SOFR 30-day average + 2.90%), due 04/25/42(b) 144A	393,495

455,851	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, 7.58% (SOFR 30-day average + 2.30%), due 01/25/43(b) 144A	465,339

236,346	Flagstar Mortgage Trust, Series 2020-2, Class A2, 3.00%, due 08/25/50(e) 144A	208,666

572,352	Flagstar Mortgage Trust, Series 2021-1, Class A2, 2.50%, due 02/01/51(e) 144A	482,427

206,181	GCAT Trust, Series 2021-NQM1, Class A1, 0.87%, due 01/25/66(e) 144A	179,144

180,276	GCAT Trust, Series 2021-NQM2, Class A1, 1.04%, due 05/25/66(e) 144A	154,670

282,314	GCAT Trust, Series 2021-NQM3, Class A1, 1.09%, due 05/25/66(e) 144A	245,562

312,802	GCAT Trust, Series 2023-NQM2, Class A1, 5.84%, due 11/25/67(c) 144A	313,314

172,000	GS Mortgage Securities Corp. Trust, Series 2020-UPTN, Class A, 2.75%, due 02/10/37 144A	170,300

2,636,551	GS Mortgage Securities Trust, Series 2015-GC30, Class A3, 3.12%, due 05/10/50	2,615,650

1,515,000	GS Mortgage Securities Trust, Series 2019-GC40, Class A3, 2.90%, due 07/10/52	1,394,369

84	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

1,600,000	GS Mortgage Securities Trust, Series 2020-GC47, Class A4, 2.12%, due 05/12/53	1,413,933

1,143,000	GS Mortgage Securities Trust, Series 2020-GSA2, Class AAB, 1.66%, due 12/12/53	1,069,938

1,900,000	GS Mortgage Securities Trust, Series 2021-GSA3, Class A4, 2.37%, due 12/15/54	1,649,724

120,852	GS Mortgage-Backed Securities Corp. Trust, Series 2021-NQM1, Class A1, 1.02%, due 07/25/61(e) 144A	108,080

41,452	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A1, 1.38%, due 09/27/60(e) 144A	39,053

177,885	Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A1, 1.07%, due 06/25/56(e) 144A	155,000

290,029	Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.94%, due 02/25/68(c) 144A	291,299

588,605	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3, 2.56%, due 08/15/49	571,914

357,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN, Class AFX, 2.81%, due 01/16/37 144A	316,305

1,904,940	JP Morgan Mortgage Trust, Series 2023-4, Class 1A4A, 5.50%, due 11/25/53(e) 144A	1,916,602

779,049	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A3, 3.11%, due 07/15/50	757,265

578,816	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A2, 3.15%, due 06/13/52	576,180

677,282	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A, 2.88%, due 06/15/49	661,976

1,137,148	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, due 03/15/50	1,110,005

1,108,312	Legacy Mortgage Asset Trust, Series 2019-PR1, Class A1, 7.86%, due 09/25/59(c) 144A	1,109,153

66,913	Legacy Mortgage Asset Trust, Series 2021-GS1, Class A1, 4.89%, due 10/25/66(c) 144A	66,957

117,480	MFA Trust, Series 2021-NQM1, Class A1, 1.15%, due 04/25/65(e) 144A	109,921

635,503	Mill City Mortgage Trust, Series 2015-1, Class M3, 3.82%, due 06/25/56(e) 144A	628,124

1,737,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.31%, due 04/15/48	1,717,534

800,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4, 3.73%, due 05/15/48	790,757

2,077,982	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60%, due 09/15/49	2,010,174

1,562,383	Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3, 2.53%, due 08/15/49	1,515,307

2,000,000	Morgan Stanley Capital I Trust, Series 2018-L1, Class A3, 4.14%, due 10/15/51	1,985,807

2,600,000	Morgan Stanley Capital I Trust, Series 2019-H6, Class A3, 3.16%, due 06/15/52	2,459,507

980,000	Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4, 2.04%, due 07/15/53	857,663

195,000	Natixis Commercial Mortgage Securities Trust, Series 2018-ALXA, Class C, 4.46%, due 01/15/43(e) 144A	173,052

115,169	New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 5.72% (1 mo. USD Term SOFR + 0.86%), due 01/25/48(b) 144A	112,664

174,386	NYMT Loan Trust, Series 2022-CP1, Class A1, 2.04%, due 07/25/61 144A	162,707

116,228	OBX Trust, Series 2020-EXP2, Class A3, 2.50%, due 05/25/60(e) 144A	99,360

354,847	OBX Trust, Series 2021-NQM2, Class A1, 1.10%, due 05/25/61(e) 144A	293,539

431,535	OBX Trust, Series 2021-NQM3, Class A1, 1.05%, due 07/25/61(e) 144A	357,631

390,027	Provident Funding Mortgage Trust, Series 2020-F1, Class A2, 2.00%, due 01/25/36(e) 144A	347,216

241,156	PRPM LLC, Series 2024-RPL2, Class A1, 3.50%, due 05/25/54(c) 144A	233,500

938,689	RCKT Mortgage Trust, Series 2024-CES3, Class A1A, 6.59%, due 05/25/44(e) 144A	955,906

163,083	Sequoia Mortgage Trust, Series 2020-3, Class A4, 3.00%, due 04/25/50(e) 144A	159,507

1,920,330	Sequoia Mortgage Trust, Series 2024-5, Class A5, 6.00%, due 06/25/54(e) 144A	1,946,766

See accompanying Notes to the Financial Statements.	85

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

2,113,129	Sequoia Mortgage Trust, Series 2024-6, Class A5, 6.00%, due 07/27/54(e) 144A	2,143,098

510,000	SLG Office Trust, Series 2021-OVA, Class D, 2.85%, due 07/15/41 144A	425,926

550,105	Starwood Mortgage Residential Trust, Series 2022-1, Class A1, 2.45%, due 12/25/66(e) 144A	492,490

240,044	Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00%, due 06/25/58(e) 144A	228,006

239,596	Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75%, due 03/25/58(e) 144A	233,393

192,549	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.90%, due 10/25/59(e) 144A	185,110

77,585	Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, 5.97% (1 mo. USD Term SOFR + 1.11%), due 10/25/59(b) 144A	79,190

289,044	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75%, due 10/25/60 144A	263,292

500,000	Towd Point Mortgage Trust, Series 2021-SJ2, Class A1B, 2.25%, due 12/25/61(e) 144A	464,092

1,100,000	Towd Point Mortgage Trust, Series 2024-CES4, Class A1, 5.12%, due 09/25/64(e) 144A	1,107,894

359,121	UBS Commercial Mortgage Trust, Series 2017-C2, Class ASB, 3.26%, due 08/15/50	352,673

72,858	Verus Securitization Trust, Series 2020-5, Class A1, 1.22%, due 05/25/65(c) 144A	69,906

300,925	Verus Securitization Trust, Series 2021-3, Class A1, 1.05%, due 06/25/66(e) 144A	263,682

179,421	Verus Securitization Trust, Series 2021-4, Class A1, 0.94%, due 07/25/66(e) 144A	153,838

427,809	Verus Securitization Trust, Series 2021-5, Class A1, 1.01%, due 09/25/66(e) 144A	366,732

97,180	Verus Securitization Trust, Series 2021-R1, Class A1, 0.82%, due 10/25/63(e) 144A	91,813

5,892	WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR9, Class 1A7, 6.58%, due 09/25/33(e)	5,869

1,490,923	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class A2, 2.40%, due 08/15/49	1,436,420

3,100,000	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3, 2.64%, due 11/15/49	3,009,139

846,242	Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4, 3.19%, due 07/15/50	819,947

1,590,090	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A4, 3.37%, due 03/15/50	1,544,148

1,605,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A3, 1.94%, due 06/15/53	1,497,890

1,900,000	Wells Fargo Commercial Mortgage Trust, Series 2021-C59, Class A3, 1.96%, due 04/15/54	1,661,532

800,000	Wells Fargo Commercial Mortgage Trust, Series 2021-C60, Class ASB, 2.13%, due 08/15/54	734,877

3,900,000	Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class A3, 5.93%, due 07/15/57	4,118,973

747,126	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.92%, due 10/15/57	744,512

		170,211,207

	Mortgage Backed Securities - U.S. Government Agency Obligations — 27.5%

163,718	Federal Home Loan Mortgage Corp., Pool # A89870, 4.50%, due 11/01/39	165,835

111,562	Federal Home Loan Mortgage Corp., Pool # A96970, 4.00%, due 02/01/41	109,680

210,797	Federal Home Loan Mortgage Corp., Pool # C91908, 3.00%, due 01/01/37	201,183

163,451	Federal Home Loan Mortgage Corp., Pool # G06231, 4.00%, due 12/01/40	161,856

102,720	Federal Home Loan Mortgage Corp., Pool # G06409, 6.00%, due 11/01/39	108,396

52,300	Federal Home Loan Mortgage Corp., Pool # G06875, 5.50%, due 12/01/38	54,268

187,526	Federal Home Loan Mortgage Corp., Pool # G07021, 5.00%, due 09/01/39	193,464

357,805	Federal Home Loan Mortgage Corp., Pool # G07816, 4.50%, due 09/01/42	362,430

254,461	Federal Home Loan Mortgage Corp., Pool # G08537, 3.00%, due 07/01/43	236,360

153,285	Federal Home Loan Mortgage Corp., Pool # G08672, 4.00%, due 10/01/45	149,893

516,474	Federal Home Loan Mortgage Corp., Pool # G08721, 3.00%, due 09/01/46	474,634

86	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

238,715	Federal Home Loan Mortgage Corp., Pool # G08726, 3.00%, due 10/01/46	219,377

40,258	Federal Home Loan Mortgage Corp., Pool # G08735, 4.50%, due 10/01/46	40,373

20,261	Federal Home Loan Mortgage Corp., Pool # G08748, 3.50%, due 02/01/47	19,149

289,946	Federal Home Loan Mortgage Corp., Pool # G08749, 4.00%, due 02/01/47	282,810

153,410	Federal Home Loan Mortgage Corp., Pool # G08771, 4.00%, due 07/01/47	149,445

137,586	Federal Home Loan Mortgage Corp., Pool # G08786, 4.50%, due 10/01/47	137,625

71,015	Federal Home Loan Mortgage Corp., Pool # G16177, 2.00%, due 01/01/32	67,320

442,066	Federal Home Loan Mortgage Corp., Pool # G16634, 3.00%, due 10/01/31	432,283

43,348	Federal Home Loan Mortgage Corp., Pool # G60359, 3.00%, due 12/01/45	40,084

206,260	Federal Home Loan Mortgage Corp., Pool # G60581, 3.50%, due 05/01/46	194,938

813,697	Federal Home Loan Mortgage Corp., Pool # G60722, 3.00%, due 10/01/46	749,001

300,483	Federal Home Loan Mortgage Corp., Pool # G60767, 3.50%, due 10/01/46	282,038

130,760	Federal Home Loan Mortgage Corp., Pool # G60788, 3.50%, due 12/01/46	124,540

498,409	Federal Home Loan Mortgage Corp., Pool # G60804, 4.50%, due 05/01/42	503,014

679,848	Federal Home Loan Mortgage Corp., Pool # G60934, 3.50%, due 06/01/45	650,135

851,941	Federal Home Loan Mortgage Corp., Pool # G60985, 3.00%, due 05/01/47	785,125

91,688	Federal Home Loan Mortgage Corp., Pool # G60989, 3.00%, due 12/01/46	84,289

63,271	Federal Home Loan Mortgage Corp., Pool # G61022, 3.00%, due 04/01/45	58,743

74,844	Federal Home Loan Mortgage Corp., Pool # G61581, 4.00%, due 08/01/48	72,909

461,992	Federal Home Loan Mortgage Corp., Pool # G61748, 3.50%, due 11/01/48	438,342

232,469	Federal Home Loan Mortgage Corp., Pool # G61995, 4.00%, due 11/01/44	228,908

56,671	Federal Home Loan Mortgage Corp., Pool # G67700, 3.50%, due 08/01/46	53,930

247,794	Federal Home Loan Mortgage Corp., Pool # G67701, 3.00%, due 10/01/46	228,438

153,360	Federal Home Loan Mortgage Corp., Pool # G67703, 3.50%, due 04/01/47	145,780

22,216	Federal Home Loan Mortgage Corp., Pool # G67708, 3.50%, due 03/01/48	21,109

98,014	Federal Home Loan Mortgage Corp., Pool # J24414, 2.50%, due 06/01/28	95,649

163,231	Federal Home Loan Mortgage Corp., Pool # J34888, 2.50%, due 07/01/31	157,106

461,941	Federal Home Loan Mortgage Corp., Pool # Q09224, 4.00%, due 07/01/42	457,805

68,044	Federal Home Loan Mortgage Corp., Pool # Q11218, 3.50%, due 09/01/42	65,082

147,805	Federal Home Loan Mortgage Corp., Pool # Q12052, 3.50%, due 10/01/42	141,341

425,238	Federal Home Loan Mortgage Corp., Pool # Q12862, 3.50%, due 11/01/42	407,704

162,970	Federal Home Loan Mortgage Corp., Pool # Q17792, 3.50%, due 05/01/43	155,839

384,756	Federal Home Loan Mortgage Corp., Pool # Q36815, 4.00%, due 10/01/45	375,176

42,415	Federal Home Loan Mortgage Corp., Pool # Q37986, 3.50%, due 12/01/45	40,427

282,557	Federal Home Loan Mortgage Corp., Pool # Q41918, 3.50%, due 07/01/46	268,815

358,003	Federal Home Loan Mortgage Corp., Pool # Q42618, 3.00%, due 08/01/46	328,999

55,056	Federal Home Loan Mortgage Corp., Pool # Q44399, 3.50%, due 11/01/46	52,033

160,385	Federal Home Loan Mortgage Corp., Pool # Q44963, 3.50%, due 12/01/46	151,580

507,412	Federal Home Loan Mortgage Corp., Pool # Q45741, 3.50%, due 01/01/47	482,129

26,556	Federal Home Loan Mortgage Corp., Pool # Q46015, 3.50%, due 02/01/47	25,219

11,633	Federal Home Loan Mortgage Corp., Pool # Q47384, 4.00%, due 04/01/47	11,376

48,998	Federal Home Loan Mortgage Corp., Pool # Q48463, 4.00%, due 06/01/47	48,010

42,284	Federal Home Loan Mortgage Corp., Pool # Q49494, 4.50%, due 07/01/47	42,322

163,615	Federal Home Loan Mortgage Corp., Pool # Q52312, 4.00%, due 11/01/47	159,386

124,799	Federal Home Loan Mortgage Corp., Pool # Q54957, 4.00%, due 03/01/48	121,812

1,149,981	Federal Home Loan Mortgage Corp., Pool # QA6367, 3.00%, due 01/01/50	1,051,320

713,451	Federal Home Loan Mortgage Corp., Pool # QA7234, 3.00%, due 02/01/50	652,237

499,633	Federal Home Loan Mortgage Corp., Pool # QA8518, 3.00%, due 04/01/50	456,764

187,543	Federal Home Loan Mortgage Corp., Pool # QB0220, 3.00%, due 06/01/50	171,296

See accompanying Notes to the Financial Statements.	87

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

1,291,923	Federal Home Loan Mortgage Corp., Pool # QB3535, 2.00%, due 09/01/50	1,075,771

681,364	Federal Home Loan Mortgage Corp., Pool # QB4847, 2.50%, due 10/01/50	589,456

680,449	Federal Home Loan Mortgage Corp., Pool # QB6476, 2.50%, due 12/01/50	600,921

248,643	Federal Home Loan Mortgage Corp., Pool # QC0039, 2.50%, due 03/01/51	218,682

1,280,102	Federal Home Loan Mortgage Corp., Pool # QC4339, 2.00%, due 07/01/51	1,079,871

787,097	Federal Home Loan Mortgage Corp., Pool # QC5189, 2.50%, due 08/01/51	686,022

399,634	Federal Home Loan Mortgage Corp., Pool # QC6357, 2.50%, due 09/01/51	348,315

444,736	Federal Home Loan Mortgage Corp., Pool # QD6056, 3.00%, due 02/01/52	403,637

1,106,521	Federal Home Loan Mortgage Corp., Pool # QD6057, 3.00%, due 02/01/52	1,000,315

119,825	Federal Home Loan Mortgage Corp., Pool # QD9911, 2.50%, due 04/01/52	104,098

765,532	Federal Home Loan Mortgage Corp., Pool # QE0375, 4.00%, due 04/01/52	744,708

63,072	Federal Home Loan Mortgage Corp., Pool # QE1497, 4.00%, due 05/01/52	61,521

687,246	Federal Home Loan Mortgage Corp., Pool # QF2436, 5.00%, due 10/01/52	695,573

1,900,026	Federal Home Loan Mortgage Corp., Pool # QN1779, 2.50%, due 03/01/35	1,795,448

228,702	Federal Home Loan Mortgage Corp., Pool # RA1343, 3.00%, due 09/01/49	209,066

1,490,962	Federal Home Loan Mortgage Corp., Pool # RA1776, 3.00%, due 12/01/49	1,362,947

855,280	Federal Home Loan Mortgage Corp., Pool # RA1860, 3.00%, due 12/01/49	781,841

406,293	Federal Home Loan Mortgage Corp., Pool # RA2572, 3.50%, due 05/01/50	383,553

610,094	Federal Home Loan Mortgage Corp., Pool # RA3206, 2.00%, due 08/01/50	512,347

931,621	Federal Home Loan Mortgage Corp., Pool # RA4912, 3.00%, due 03/01/51	840,814

296,931	Federal Home Loan Mortgage Corp., Pool # RA6432, 2.50%, due 12/01/51	260,346

1,483,662	Federal Home Loan Mortgage Corp., Pool # RA6944, 3.50%, due 03/01/52	1,390,682

575,926	Federal Home Loan Mortgage Corp., Pool # RA6951, 3.50%, due 03/01/52	541,431

2,909,860	Federal Home Loan Mortgage Corp., Pool # RA7135, 2.50%, due 04/01/52	2,530,261

3,525,635	Federal Home Loan Mortgage Corp., Pool # RA7195, 3.50%, due 04/01/52	3,310,274

2,624,168	Federal Home Loan Mortgage Corp., Pool # RA7211, 4.00%, due 04/01/52	2,525,143

1,917,184	Federal Home Loan Mortgage Corp., Pool # RA7407, 4.00%, due 05/01/52	1,848,688

1,975,971	Federal Home Loan Mortgage Corp., Pool # RA7545, 4.00%, due 06/01/52	1,901,193

2,080,881	Federal Home Loan Mortgage Corp., Pool # RA7779, 4.50%, due 08/01/52	2,050,200

2,628,201	Federal Home Loan Mortgage Corp., Pool # RA7787, 5.00%, due 08/01/52	2,647,861

3,615,865	Federal Home Loan Mortgage Corp., Pool # RA7881, 5.00%, due 09/01/52	3,621,771

2,023,292	Federal Home Loan Mortgage Corp., Pool # RA8731, 5.00%, due 04/01/53	2,025,611

1,687,544	Federal Home Loan Mortgage Corp., Pool # RB5111, 2.00%, due 05/01/41	1,473,372

1,207,342	Federal Home Loan Mortgage Corp., Pool # RC1916, 2.00%, due 06/01/36	1,111,608

4,076,306	Federal Home Loan Mortgage Corp., Pool # SB0307, 2.50%, due 02/01/35	3,862,043

2,234,922	Federal Home Loan Mortgage Corp., Pool # SB0385, 3.00%, due 07/01/35	2,163,247

261,729	Federal Home Loan Mortgage Corp., Pool # SB8088, 1.50%, due 02/01/36	235,005

295,233	Federal Home Loan Mortgage Corp., Pool # SB8106, 1.50%, due 06/01/36	264,439

380,181	Federal Home Loan Mortgage Corp., Pool # SB8166, 3.50%, due 06/01/37	372,305

227,524	Federal Home Loan Mortgage Corp., Pool # SB8178, 4.00%, due 09/01/37	225,945

296,496	Federal Home Loan Mortgage Corp., Pool # SB8199, 4.50%, due 12/01/37	297,411

1,504,173	Federal Home Loan Mortgage Corp., Pool # SB8205, 4.50%, due 01/01/38	1,510,665

387,201	Federal Home Loan Mortgage Corp., Pool # SB8212, 4.50%, due 02/01/38	388,872

1,046,315	Federal Home Loan Mortgage Corp., Pool # SB8504, 2.50%, due 10/01/35	991,307

386,593	Federal Home Loan Mortgage Corp., Pool # SB8510, 2.00%, due 02/01/36	355,017

827,611	Federal Home Loan Mortgage Corp., Pool # SD0100, 3.00%, due 10/01/49	756,553

2,904,184	Federal Home Loan Mortgage Corp., Pool # SD0436, 2.50%, due 09/01/50	2,533,817

1,588,379	Federal Home Loan Mortgage Corp., Pool # SD0499, 3.00%, due 08/01/50	1,455,726

1,031,171	Federal Home Loan Mortgage Corp., Pool # SD0558, 2.50%, due 03/01/51	907,352

88	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

1,130,885	Federal Home Loan Mortgage Corp., Pool # SD0619, 4.00%, due 07/01/50	1,100,473

955,605	Federal Home Loan Mortgage Corp., Pool # SD0742, 2.50%, due 11/01/51	837,997

414,843	Federal Home Loan Mortgage Corp., Pool # SD0815, 3.00%, due 01/01/52	377,459

413,509	Federal Home Loan Mortgage Corp., Pool # SD0905, 3.00%, due 03/01/52	375,231

566,866	Federal Home Loan Mortgage Corp., Pool # SD1050, 4.50%, due 07/01/52	561,340

2,872,544	Federal Home Loan Mortgage Corp., Pool # SD1217, 2.00%, due 03/01/52	2,414,566

2,983,001	Federal Home Loan Mortgage Corp., Pool # SD1265, 4.50%, due 06/01/52	2,947,688

2,087,275	Federal Home Loan Mortgage Corp., Pool # SD1295, 5.00%, due 07/01/52	2,108,122

1,566,422	Federal Home Loan Mortgage Corp., Pool # SD1325, 4.00%, due 08/01/52	1,511,588

1,329,158	Federal Home Loan Mortgage Corp., Pool # SD1446, 4.50%, due 08/01/52	1,313,420

335,978	Federal Home Loan Mortgage Corp., Pool # SD1454, 4.50%, due 08/01/52	334,114

1,664,106	Federal Home Loan Mortgage Corp., Pool # SD1475, 4.50%, due 08/01/52	1,652,436

2,570,496	Federal Home Loan Mortgage Corp., Pool # SD1483, 4.00%, due 08/01/52	2,511,026

1,262,789	Federal Home Loan Mortgage Corp., Pool # SD1513, 5.00%, due 08/01/52	1,268,329

934,647	Federal Home Loan Mortgage Corp., Pool # SD1517, 4.50%, due 09/01/52	929,372

881,291	Federal Home Loan Mortgage Corp., Pool # SD1606, 4.50%, due 09/01/52	872,700

923,772	Federal Home Loan Mortgage Corp., Pool # SD1695, 5.00%, due 10/01/52	927,825

521,305	Federal Home Loan Mortgage Corp., Pool # SD1807, 4.50%, due 07/01/52	516,251

3,563,375	Federal Home Loan Mortgage Corp., Pool # SD1809, 4.50%, due 09/01/52	3,521,179

663,565	Federal Home Loan Mortgage Corp., Pool # SD1922, 5.00%, due 11/01/52	665,725

457,230	Federal Home Loan Mortgage Corp., Pool # SD1944, 5.00%, due 12/01/52	460,509

742,639	Federal Home Loan Mortgage Corp., Pool # SD1999, 5.00%, due 12/01/52	745,898

913,890	Federal Home Loan Mortgage Corp., Pool # SD2032, 5.00%, due 12/01/52	922,491

3,165,672	Federal Home Loan Mortgage Corp., Pool # SD2172, 5.50%, due 02/01/53	3,242,207

2,252,859	Federal Home Loan Mortgage Corp., Pool # SD2221, 3.00%, due 06/01/52	2,036,870

450,274	Federal Home Loan Mortgage Corp., Pool # SD2273, 4.50%, due 12/01/52	445,857

1,634,222	Federal Home Loan Mortgage Corp., Pool # SD2318, 5.00%, due 02/01/53	1,637,646

1,547,341	Federal Home Loan Mortgage Corp., Pool # SD2526, 4.00%, due 08/01/49	1,497,239

432,311	Federal Home Loan Mortgage Corp., Pool # SD2683, 4.50%, due 04/01/53	429,832

3,479,173	Federal Home Loan Mortgage Corp., Pool # SD2922, 5.00%, due 05/01/53	3,483,509

1,679,439	Federal Home Loan Mortgage Corp., Pool # SD2954, 4.50%, due 04/01/53	1,666,842

2,986,593	Federal Home Loan Mortgage Corp., Pool # SD3129, 5.00%, due 10/01/52	2,991,347

2,447,822	Federal Home Loan Mortgage Corp., Pool # SD3159, 5.00%, due 06/01/53	2,469,909

372,027	Federal Home Loan Mortgage Corp., Pool # SD3338, 5.50%, due 06/01/53	380,066

808,149	Federal Home Loan Mortgage Corp., Pool # SD3372, 5.00%, due 07/01/53	817,541

2,831,132	Federal Home Loan Mortgage Corp., Pool # SD3401, 5.00%, due 07/01/53	2,851,442

410,452	Federal Home Loan Mortgage Corp., Pool # SD3425, 5.50%, due 07/01/53	419,645

1,006,811	Federal Home Loan Mortgage Corp., Pool # SD3435, 5.00%, due 07/01/53	1,012,668

486,504	Federal Home Loan Mortgage Corp., Pool # SD3507, 4.00%, due 04/01/53	472,008

1,449,099	Federal Home Loan Mortgage Corp., Pool # SD3562, 4.50%, due 08/01/53	1,439,192

1,915,837	Federal Home Loan Mortgage Corp., Pool # SD3563, 4.50%, due 08/01/53	1,899,226

1,245,761	Federal Home Loan Mortgage Corp., Pool # SD3566, 5.00%, due 08/01/53	1,256,516

338,776	Federal Home Loan Mortgage Corp., Pool # SD3662, 5.50%, due 08/01/53	345,205

2,959,420	Federal Home Loan Mortgage Corp., Pool # SD3689, 5.50%, due 08/01/53	3,019,958

850,098	Federal Home Loan Mortgage Corp., Pool # SD3780, 4.00%, due 08/01/52	817,982

1,979,959	Federal Home Loan Mortgage Corp., Pool # SD4188, 5.50%, due 10/01/53	2,044,113

2,314,925	Federal Home Loan Mortgage Corp., Pool # SD4220, 5.00%, due 09/01/53	2,320,611

1,008,531	Federal Home Loan Mortgage Corp., Pool # SD4253, 3.50%, due 07/01/52	946,490

3,178,604	Federal Home Loan Mortgage Corp., Pool # SD4287, 4.50%, due 09/01/53	3,176,299

See accompanying Notes to the Financial Statements.	89

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

1,089,030	Federal Home Loan Mortgage Corp., Pool # SD4363, 5.50%, due 09/01/53	1,113,959

1,096,050	Federal Home Loan Mortgage Corp., Pool # SD4624, 3.50%, due 08/01/47	1,028,141

546,320	Federal Home Loan Mortgage Corp., Pool # SD4660, 4.00%, due 08/01/52	525,595

4,423,531	Federal Home Loan Mortgage Corp., Pool # SD4727, 3.50%, due 02/01/52	4,149,822

515,823	Federal Home Loan Mortgage Corp., Pool # SD4904, 3.50%, due 07/01/52	483,508

557,923	Federal Home Loan Mortgage Corp., Pool # SD4934, 4.00%, due 04/01/53	538,398

4,018,277	Federal Home Loan Mortgage Corp., Pool # SD5061, 5.50%, due 03/01/54	4,140,866

1,292,466	Federal Home Loan Mortgage Corp., Pool # SD5082, 3.50%, due 07/01/52	1,208,682

386,964	Federal Home Loan Mortgage Corp., Pool # SD5147, 3.00%, due 11/01/50	353,730

3,567,819	Federal Home Loan Mortgage Corp., Pool # SD5191, 5.50%, due 03/01/54	3,657,624

2,015,997	Federal Home Loan Mortgage Corp., Pool # SD5248, 5.50%, due 04/01/54	2,043,058

833,909	Federal Home Loan Mortgage Corp., Pool # SD5367, 5.50%, due 04/01/54	852,331

1,436,895	Federal Home Loan Mortgage Corp., Pool # SD5470, 5.00%, due 03/01/53	1,440,424

655,898	Federal Home Loan Mortgage Corp., Pool # SD5730, 3.50%, due 12/01/49	614,662

4,573,863	Federal Home Loan Mortgage Corp., Pool # SD7521, 2.50%, due 07/01/50	4,028,010

10,830,804	Federal Home Loan Mortgage Corp., Pool # SD7543, 2.50%, due 08/01/51	9,500,003

2,876,808	Federal Home Loan Mortgage Corp., Pool # SD7544, 3.00%, due 07/01/51	2,631,505

2,318,891	Federal Home Loan Mortgage Corp., Pool # SD7548, 2.50%, due 11/01/51	2,033,371

1,601,514	Federal Home Loan Mortgage Corp., Pool # SD7551, 3.00%, due 01/01/52	1,461,797

4,710,038	Federal Home Loan Mortgage Corp., Pool # SD7552, 2.50%, due 01/01/52	4,130,104

1,936,339	Federal Home Loan Mortgage Corp., Pool # SD7557, 4.50%, due 12/01/52	1,927,986

3,880,837	Federal Home Loan Mortgage Corp., Pool # SD7563, 4.50%, due 05/01/53	3,865,085

2,364,851	Federal Home Loan Mortgage Corp., Pool # SD7568, 5.50%, due 02/01/54	2,433,138

2,465	Federal Home Loan Mortgage Corp., Pool # SD8025, 3.50%, due 11/01/49	2,331

908,304	Federal Home Loan Mortgage Corp., Pool # SD8075, 3.50%, due 07/01/50	857,043

3,992,798	Federal Home Loan Mortgage Corp., Pool # SD8090, 2.00%, due 09/01/50	3,331,317

742,660	Federal Home Loan Mortgage Corp., Pool # SD8104, 1.50%, due 11/01/50	588,836

360,439	Federal Home Loan Mortgage Corp., Pool # SD8113, 2.00%, due 12/01/50	300,445

520,838	Federal Home Loan Mortgage Corp., Pool # SD8121, 2.00%, due 01/01/51	434,309

2,503,060	Federal Home Loan Mortgage Corp., Pool # SD8128, 2.00%, due 02/01/51	2,089,097

1,068,439	Federal Home Loan Mortgage Corp., Pool # SD8134, 2.00%, due 03/01/51	886,711

32,031	Federal Home Loan Mortgage Corp., Pool # SD8140, 2.00%, due 04/01/51	26,645

3,205,375	Federal Home Loan Mortgage Corp., Pool # SD8141, 2.50%, due 04/01/51	2,786,924

1,961,947	Federal Home Loan Mortgage Corp., Pool # SD8146, 2.00%, due 05/01/51	1,632,034

2,972,793	Federal Home Loan Mortgage Corp., Pool # SD8147, 2.50%, due 05/01/51	2,584,031

936,550	Federal Home Loan Mortgage Corp., Pool # SD8151, 2.50%, due 06/01/51	816,574

1,616,902	Federal Home Loan Mortgage Corp., Pool # SD8167, 2.50%, due 09/01/51	1,405,739

1,278,683	Federal Home Loan Mortgage Corp., Pool # SD8183, 2.50%, due 12/01/51	1,113,550

453,095	Federal Home Loan Mortgage Corp., Pool # SD8189, 2.50%, due 01/01/52	394,393

2,755,960	Federal Home Loan Mortgage Corp., Pool # SD8227, 4.00%, due 07/01/52	2,651,016

427,178	Federal Home Loan Mortgage Corp., Pool # SD8278, 6.00%, due 12/01/52	438,254

3,748,062	Federal Home Loan Mortgage Corp., Pool # SD8288, 5.00%, due 01/01/53	3,751,671

1,401,226	Federal Home Loan Mortgage Corp., Pool # SD8289, 5.50%, due 01/01/53	1,419,011

81,456	Federal Home Loan Mortgage Corp., Pool # V60565, 3.00%, due 06/01/29	79,904

249,440	Federal Home Loan Mortgage Corp., Pool # V60599, 3.00%, due 09/01/29	244,506

369,095	Federal Home Loan Mortgage Corp., Pool # V82292, 4.00%, due 04/01/46	360,930

219,739	Federal Home Loan Mortgage Corp., Pool # V82848, 3.00%, due 12/01/46	203,134

30,018	Federal Home Loan Mortgage Corp., Pool # V82980, 3.50%, due 02/01/47	28,371

700,413	Federal Home Loan Mortgage Corp., Pool # ZM1609, 3.50%, due 09/01/46	669,681

90	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

209,513	Federal Home Loan Mortgage Corp., Pool # ZS4727, 4.00%, due 07/01/47	203,871

130,966	Federal Home Loan Mortgage Corp., Pool # ZS4760, 4.00%, due 03/01/48	127,439

1,145,250	Federal Home Loan Mortgage Corp., Pool # ZS4763, 3.50%, due 04/01/48	1,081,152

3,705,585	Federal Home Loan Mortgage Corp., Pool # ZS7930, 3.00%, due 01/01/33	3,580,793

970,233	Federal Home Loan Mortgage Corp., Pool # ZT0536, 3.50%, due 03/01/48	920,850

345,647	Federal Home Loan Mortgage Corp., Pool # ZT0657, 6.00%, due 07/01/40	366,893

168,311	Federal Home Loan Mortgage Corp., Pool # ZT1748, 5.00%, due 01/01/49	171,315

328,666	Federal Home Loan Mortgage Corp., Pool # ZT2100, 3.00%, due 04/01/47	300,463

11,295,187	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K106, Class X1, 1.44%, due 01/25/30(e) 144A	665,353

31,220	Federal Home Loan Mortgage Corp. Reference REMICS, Series R007, Class ZA, 6.00%, due 05/15/36	32,832

159,421	Federal National Mortgage Association, Pool # 745148, 5.00%, due 01/01/36	163,693

152,035	Federal National Mortgage Association, Pool # 932807, 4.00%, due 09/01/40	150,388

74,381	Federal National Mortgage Association, Pool # 983471, 5.50%, due 05/01/38	76,554

152,153	Federal National Mortgage Association, Pool # 985184, 5.50%, due 08/01/38	156,602

130,697	Federal National Mortgage Association, Pool # 995245, 5.00%, due 01/01/39	134,111

8,990	Federal National Mortgage Association, Pool # AB5369, 3.50%, due 06/01/42	8,600

278,424	Federal National Mortgage Association, Pool # AB6212, 3.00%, due 09/01/42	258,573

452,328	Federal National Mortgage Association, Pool # AB6802, 3.50%, due 11/01/42	432,441

118,971	Federal National Mortgage Association, Pool # AB7059, 2.50%, due 11/01/42	106,327

236,797	Federal National Mortgage Association, Pool # AB8703, 3.00%, due 03/01/38	222,906

96,998	Federal National Mortgage Association, Pool # AB9383, 4.00%, due 05/01/43	95,467

745,138	Federal National Mortgage Association, Pool # AB9659, 3.00%, due 06/01/43	691,355

1,443,481	Federal National Mortgage Association, Pool # AC3668, 4.50%, due 10/01/39	1,460,555

150,385	Federal National Mortgage Association, Pool # AD9153, 4.50%, due 08/01/40	152,163

115,161	Federal National Mortgage Association, Pool # AE0469, 6.00%, due 12/01/39	121,377

316,930	Federal National Mortgage Association, Pool # AH4404, 4.00%, due 01/01/41	313,495

62,945	Federal National Mortgage Association, Pool # AI1892, 5.00%, due 05/01/41	64,871

310,598	Federal National Mortgage Association, Pool # AI4815, 4.50%, due 06/01/41	314,274

259,107	Federal National Mortgage Association, Pool # AJ9278, 3.50%, due 12/01/41	248,145

133,696	Federal National Mortgage Association, Pool # AJ9317, 4.00%, due 01/01/42	132,013

271,837	Federal National Mortgage Association, Pool # AL0215, 4.50%, due 04/01/41	275,054

515,205	Federal National Mortgage Association, Pool # AL1895, 3.50%, due 06/01/42	492,873

318,685	Federal National Mortgage Association, Pool # AL2466, 4.00%, due 09/01/42	315,920

338,636	Federal National Mortgage Association, Pool # AL3000, 3.50%, due 12/01/42	323,465

386,084	Federal National Mortgage Association, Pool # AL3316, 3.50%, due 03/01/43	368,781

23,632	Federal National Mortgage Association, Pool # AL5939, 3.50%, due 09/01/43	22,628

486,063	Federal National Mortgage Association, Pool # AL6663, 4.00%, due 03/01/39	483,800

499,729	Federal National Mortgage Association, Pool # AL7594, 3.50%, due 08/01/45	472,397

417,389	Federal National Mortgage Association, Pool # AL8191, 4.00%, due 12/01/45	409,975

35,720	Federal National Mortgage Association, Pool # AL8673, 3.50%, due 06/01/46	33,925

39,486	Federal National Mortgage Association, Pool # AL9515, 3.50%, due 07/01/46	37,277

101,895	Federal National Mortgage Association, Pool # AL9657, 3.50%, due 01/01/47	96,721

59,145	Federal National Mortgage Association, Pool # AO4109, 4.00%, due 06/01/42	58,260

42,856	Federal National Mortgage Association, Pool # AQ3381, 3.00%, due 11/01/42	39,763

155,298	Federal National Mortgage Association, Pool # AQ7923, 3.00%, due 12/01/42	144,156

27,885	Federal National Mortgage Association, Pool # AR8749, 3.00%, due 03/01/43	25,880

271,147	Federal National Mortgage Association, Pool # AS5133, 3.50%, due 06/01/45	256,318

See accompanying Notes to the Financial Statements.	91

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

31,754	Federal National Mortgage Association, Pool # AS5593, 3.50%, due 08/01/45	30,197

8,610	Federal National Mortgage Association, Pool # AS6187, 3.50%, due 11/01/45	8,198

116,972	Federal National Mortgage Association, Pool # AS6188, 3.50%, due 11/01/45	111,367

64,903	Federal National Mortgage Association, Pool # AS6286, 4.00%, due 12/01/45	63,396

90,290	Federal National Mortgage Association, Pool # AS6304, 4.00%, due 12/01/45	88,195

140,629	Federal National Mortgage Association, Pool # AS6452, 3.50%, due 01/01/46	132,763

65,065	Federal National Mortgage Association, Pool # AS7010, 3.50%, due 04/01/46	61,249

86,467	Federal National Mortgage Association, Pool # AS7693, 2.00%, due 08/01/31	82,060

165,725	Federal National Mortgage Association, Pool # AS8073, 2.50%, due 10/01/46	146,679

1,451,790	Federal National Mortgage Association, Pool # AS8483, 3.00%, due 12/01/46	1,328,663

31,481	Federal National Mortgage Association, Pool # AS8647, 3.00%, due 01/01/47	28,983

105,106	Federal National Mortgage Association, Pool # AZ3743, 3.50%, due 11/01/45	99,136

68,378	Federal National Mortgage Association, Pool # BC1489, 3.00%, due 08/01/46	62,952

27,199	Federal National Mortgage Association, Pool # BC9078, 4.00%, due 12/01/46	26,543

173,338	Federal National Mortgage Association, Pool # BC9468, 3.00%, due 06/01/46	159,620

360,451	Federal National Mortgage Association, Pool # BD7043, 4.00%, due 03/01/47	351,302

68,300	Federal National Mortgage Association, Pool # BD7118, 3.50%, due 04/01/47	64,479

28,302	Federal National Mortgage Association, Pool # BE2974, 4.00%, due 01/01/47	27,867

222,565	Federal National Mortgage Association, Pool # BE7192, 4.00%, due 03/01/47	217,962

388,261	Federal National Mortgage Association, Pool # BK1023, 4.50%, due 02/01/48	386,090

189,965	Federal National Mortgage Association, Pool # BK7611, 4.50%, due 09/01/48	189,359

109,296	Federal National Mortgage Association, Pool # BM1013, 3.50%, due 03/01/47	103,764

98,519	Federal National Mortgage Association, Pool # BM1277, 4.00%, due 05/01/47	96,019

595,053	Federal National Mortgage Association, Pool # BM1573, 3.50%, due 07/01/47	565,013

673,213	Federal National Mortgage Association, Pool # BM1972, 3.50%, due 10/01/37	654,025

462,535	Federal National Mortgage Association, Pool # BM3033, 3.00%, due 10/01/47	425,286

41,635	Federal National Mortgage Association, Pool # BM3077, 3.00%, due 11/01/47	38,282

162,772	Federal National Mortgage Association, Pool # BM3258, 3.00%, due 02/01/47	150,306

134,352	Federal National Mortgage Association, Pool # BM3286, 4.50%, due 11/01/47	134,948

328,752	Federal National Mortgage Association, Pool # BM3332, 3.50%, due 01/01/48	310,360

243,314	Federal National Mortgage Association, Pool # BM3491, 4.50%, due 01/01/38	246,975

121,876	Federal National Mortgage Association, Pool # BM3628, 3.50%, due 03/01/48	115,980

661,718	Federal National Mortgage Association, Pool # BM3641, 4.00%, due 04/01/48	645,165

430,488	Federal National Mortgage Association, Pool # BM4377, 6.43%, (1 yr. RFUCC Treasury + 1.88%), due 04/01/38(b)	446,231

8,509	Federal National Mortgage Association, Pool # BM4426, 3.50%, due 06/01/48	8,072

2,700,403	Federal National Mortgage Association, Pool # BM4882, 4.50%, due 11/01/48	2,703,533

439,476	Federal National Mortgage Association, Pool # BM4896, 3.00%, due 02/01/47	407,798

564,093	Federal National Mortgage Association, Pool # BM5213, 3.00%, due 07/01/45	521,906

131,282	Federal National Mortgage Association, Pool # BM5293, 3.50%, due 02/01/49	123,935

42,265	Federal National Mortgage Association, Pool # BM5682, 3.50%, due 03/01/49	39,900

241,790	Federal National Mortgage Association, Pool # BM5694, 4.00%, due 06/01/48	235,281

92,271	Federal National Mortgage Association, Pool # BM5874, 4.00%, due 01/01/48	90,130

208,372	Federal National Mortgage Association, Pool # BM5950, 3.00%, due 11/01/48	191,539

7,820	Federal National Mortgage Association, Pool # BM5971, 3.50%, due 06/01/49	7,382

449,575	Federal National Mortgage Association, Pool # BM6482, 6.66%, (1 yr. RFUCC Treasury + 1.58%), due 04/01/47(b)	466,691

692,013	Federal National Mortgage Association, Pool # BN6216, 4.50%, due 03/01/49	697,014

182,440	Federal National Mortgage Association, Pool # BO1420, 3.50%, due 09/01/49	172,228

92	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

7,894	Federal National Mortgage Association, Pool # BO1439, 3.00%, due 10/01/49	7,212

335,843	Federal National Mortgage Association, Pool # BO5387, 3.50%, due 12/01/49	319,012

213,872	Federal National Mortgage Association, Pool # BP2898, 4.00%, due 03/01/50	207,750

320,299	Federal National Mortgage Association, Pool # BP5462, 2.50%, due 06/01/50	282,522

264,145	Federal National Mortgage Association, Pool # BP5568, 3.00%, due 06/01/50	241,046

1,262,111	Federal National Mortgage Association, Pool # BP6618, 2.50%, due 08/01/50	1,101,230

1,615,789	Federal National Mortgage Association, Pool # BQ3000, 2.00%, due 10/01/50	1,341,306

631,930	Federal National Mortgage Association, Pool # BQ3132, 2.00%, due 10/01/50	538,197

450,311	Federal National Mortgage Association, Pool # BQ3138, 2.50%, due 10/01/50	397,193

877,703	Federal National Mortgage Association, Pool # BU8763, 3.00%, due 04/01/52	790,431

1,171,378	Federal National Mortgage Association, Pool # BV8474, 3.00%, due 05/01/52	1,070,631

2,777,962	Federal National Mortgage Association, Pool # BW9918, 5.00%, due 10/01/52	2,801,033

720,698	Federal National Mortgage Association, Pool # CA0623, 4.50%, due 10/01/47	720,998

433,405	Federal National Mortgage Association, Pool # CA0655, 3.50%, due 11/01/47	411,230

272,731	Federal National Mortgage Association, Pool # CA0855, 3.50%, due 12/01/47	257,472

11,734	Federal National Mortgage Association, Pool # CA1545, 4.00%, due 04/01/48	11,418

231,554	Federal National Mortgage Association, Pool # CA3828, 4.00%, due 07/01/49	225,318

598,397	Federal National Mortgage Association, Pool # CA3986, 5.00%, due 08/01/49	607,700

391,367	Federal National Mortgage Association, Pool # CA4149, 3.00%, due 09/01/49	352,104

29,650	Federal National Mortgage Association, Pool # CA4546, 3.00%, due 11/01/49	27,107

504,310	Federal National Mortgage Association, Pool # CA4831, 4.50%, due 12/01/49	501,185

442,926	Federal National Mortgage Association, Pool # CA5229, 3.00%, due 02/01/50	398,487

517,784	Federal National Mortgage Association, Pool # CA5556, 3.50%, due 04/01/50	488,803

318,400	Federal National Mortgage Association, Pool # CA5571, 4.00%, due 04/01/50	309,829

4,377,191	Federal National Mortgage Association, Pool # CA6097, 3.50%, due 06/01/50	4,121,571

2,625,008	Federal National Mortgage Association, Pool # CA6635, 2.50%, due 08/01/50	2,315,404

1,050,282	Federal National Mortgage Association, Pool # CA6738, 3.00%, due 08/01/50	957,568

520,971	Federal National Mortgage Association, Pool # CA6871, 2.50%, due 08/01/35	492,130

1,147,662	Federal National Mortgage Association, Pool # CA6872, 2.50%, due 08/01/35	1,084,468

717,188	Federal National Mortgage Association, Pool # CA6909, 2.50%, due 09/01/50	630,655

3,284,401	Federal National Mortgage Association, Pool # CA8062, 2.50%, due 12/01/50	2,872,014

858,795	Federal National Mortgage Association, Pool # CA9171, 2.00%, due 02/01/51	715,235

1,313,760	Federal National Mortgage Association, Pool # CA9227, 2.50%, due 02/01/51	1,151,926

5,316,630	Federal National Mortgage Association, Pool # CB0671, 2.50%, due 06/01/51	4,683,012

1,266,011	Federal National Mortgage Association, Pool # CB1273, 2.00%, due 08/01/51	1,057,888

4,073,856	Federal National Mortgage Association, Pool # CB1301, 2.50%, due 08/01/51	3,556,602

2,768,472	Federal National Mortgage Association, Pool # CB2095, 3.00%, due 11/01/51	2,493,225

1,586,369	Federal National Mortgage Association, Pool # CB2243, 2.50%, due 11/01/36	1,493,120

492,310	Federal National Mortgage Association, Pool # CB2287, 2.50%, due 12/01/51	430,699

417,740	Federal National Mortgage Association, Pool # CB2858, 2.50%, due 02/01/52	365,291

1,097,494	Federal National Mortgage Association, Pool # CB2889, 3.00%, due 02/01/52	987,577

416,936	Federal National Mortgage Association, Pool # CB3126, 3.50%, due 03/01/52	393,929

753,386	Federal National Mortgage Association, Pool # CB3158, 2.50%, due 03/01/52	657,660

1,976,576	Federal National Mortgage Association, Pool # CB3512, 4.00%, due 05/01/52	1,910,465

681,079	Federal National Mortgage Association, Pool # CB3601, 3.50%, due 05/01/52	637,046

1,556,966	Federal National Mortgage Association, Pool # CB3606, 3.50%, due 05/01/52	1,451,289

945,793	Federal National Mortgage Association, Pool # CB3618, 4.00%, due 05/01/52	910,257

2,214,382	Federal National Mortgage Association, Pool # CB3856, 4.00%, due 06/01/52	2,136,888

997,705	Federal National Mortgage Association, Pool # CB3865, 4.50%, due 06/01/52	990,872

See accompanying Notes to the Financial Statements.	93

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

695,659	Federal National Mortgage Association, Pool # CB3910, 4.00%, due 06/01/52	669,303

3,511,289	Federal National Mortgage Association, Pool # CB4025, 4.50%, due 07/01/52	3,495,938

408,884	Federal National Mortgage Association, Pool # CB4028, 4.50%, due 07/01/52	405,041

748,307	Federal National Mortgage Association, Pool # CB4040, 5.00%, due 07/01/52	750,241

3,877,512	Federal National Mortgage Association, Pool # CB4088, 4.00%, due 07/01/52	3,756,221

773,603	Federal National Mortgage Association, Pool # CB4090, 4.00%, due 07/01/52	746,530

1,524,484	Federal National Mortgage Association, Pool # CB4101, 4.50%, due 07/01/52	1,503,226

858,621	Federal National Mortgage Association, Pool # CB4167, 5.00%, due 07/01/52	868,579

1,008,330	Federal National Mortgage Association, Pool # CB4300, 4.50%, due 08/01/52	993,472

1,159,745	Federal National Mortgage Association, Pool # CB4304, 4.50%, due 08/01/52	1,141,938

2,037,209	Federal National Mortgage Association, Pool # CB4337, 4.50%, due 08/01/52	2,042,035

4,765,725	Federal National Mortgage Association, Pool # CB4352, 5.00%, due 08/01/52	4,839,648

1,478,762	Federal National Mortgage Association, Pool # CB4387, 4.50%, due 08/01/52	1,456,056

1,885,209	Federal National Mortgage Association, Pool # CB4395, 4.50%, due 08/01/52	1,856,264

480,141	Federal National Mortgage Association, Pool # CB4675, 4.50%, due 09/01/52	474,763

355,788	Federal National Mortgage Association, Pool # CB4838, 5.00%, due 10/01/52	356,533

1,756,691	Federal National Mortgage Association, Pool # CB5434, 5.00%, due 01/01/53	1,777,389

1,444,301	Federal National Mortgage Association, Pool # CB6059, 5.00%, due 04/01/53	1,454,655

2,191,492	Federal National Mortgage Association, Pool # CB6899, 5.00%, due 08/01/53	2,239,754

3,118,826	Federal National Mortgage Association, Pool # CB7336, 5.50%, due 10/01/53	3,160,233

657,350	Federal National Mortgage Association, Pool # FM0030, 3.00%, due 02/01/49	603,037

171,538	Federal National Mortgage Association, Pool # FM1001, 3.50%, due 11/01/48	161,940

159,417	Federal National Mortgage Association, Pool # FM1266, 5.00%, due 07/01/49	162,295

128,180	Federal National Mortgage Association, Pool # FM1347, 3.00%, due 12/01/48	117,665

502,090	Federal National Mortgage Association, Pool # FM1467, 3.00%, due 12/01/47	463,187

512,731	Federal National Mortgage Association, Pool # FM1588, 3.00%, due 10/01/49	470,132

272,358	Federal National Mortgage Association, Pool # FM1715, 3.00%, due 12/01/45	251,480

370,897	Federal National Mortgage Association, Pool # FM1790, 3.00%, due 11/01/49	333,687

263,067	Federal National Mortgage Association, Pool # FM1864, 3.00%, due 11/01/49	240,499

2,637,492	Federal National Mortgage Association, Pool # FM2217, 3.00%, due 03/01/47	2,447,382

1,717,855	Federal National Mortgage Association, Pool # FM2226, 3.00%, due 09/01/46	1,594,019

707,498	Federal National Mortgage Association, Pool # FM2274, 4.00%, due 08/01/49	688,457

337,817	Federal National Mortgage Association, Pool # FM2336, 4.00%, due 01/01/50	328,724

356,464	Federal National Mortgage Association, Pool # FM2461, 3.50%, due 03/01/50	335,144

490,153	Federal National Mortgage Association, Pool # FM2570, 4.50%, due 04/01/48	495,937

818,554	Federal National Mortgage Association, Pool # FM2664, 3.50%, due 03/01/50	766,746

330,544	Federal National Mortgage Association, Pool # FM2674, 4.00%, due 03/01/50	321,647

1,058,160	Federal National Mortgage Association, Pool # FM2725, 3.00%, due 02/01/50	951,997

1,164,548	Federal National Mortgage Association, Pool # FM3250, 3.50%, due 05/01/50	1,099,374

660,440	Federal National Mortgage Association, Pool # FM4330, 2.50%, due 10/01/50	582,536

2,631,694	Federal National Mortgage Association, Pool # FM4765, 2.00%, due 11/01/50	2,220,142

1,108,013	Federal National Mortgage Association, Pool # FM4947, 2.00%, due 12/01/50	929,929

26,310	Federal National Mortgage Association, Pool # FM5035, 4.00%, due 07/01/50	25,602

2,217,108	Federal National Mortgage Association, Pool # FM5721, 3.00%, due 12/01/40	2,086,118

776,545	Federal National Mortgage Association, Pool # FM5996, 4.50%, due 03/01/49	773,670

759,038	Federal National Mortgage Association, Pool # FM6039, 3.50%, due 06/01/50	716,597

608,184	Federal National Mortgage Association, Pool # FM6273, 3.00%, due 12/01/34	591,344

1,818,960	Federal National Mortgage Association, Pool # FM6497, 2.00%, due 03/01/51	1,534,516

735,162	Federal National Mortgage Association, Pool # FM6585, 3.50%, due 11/01/40	710,911

94	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

681,615	Federal National Mortgage Association, Pool # FM7341, 4.00%, due 03/01/48	664,556

252,972	Federal National Mortgage Association, Pool # FM7441, 3.00%, due 05/01/51	228,475

1,047,907	Federal National Mortgage Association, Pool # FM7785, 4.00%, due 05/01/49	1,019,734

1,688,775	Federal National Mortgage Association, Pool # FM7794, 4.00%, due 01/01/50	1,640,009

536,257	Federal National Mortgage Association, Pool # FM8161, 2.50%, due 08/01/51	469,636

1,694,594	Federal National Mortgage Association, Pool # FM8216, 4.00%, due 11/01/48	1,650,572

1,189,088	Federal National Mortgage Association, Pool # FM8325, 2.50%, due 07/01/35	1,141,108

820,157	Federal National Mortgage Association, Pool # FM8451, 2.50%, due 08/01/51	718,239

1,377,192	Federal National Mortgage Association, Pool # FM8603, 4.00%, due 09/01/49	1,340,169

4,440,175	Federal National Mortgage Association, Pool # FM8779, 2.50%, due 09/01/51	3,904,282

2,916,492	Federal National Mortgage Association, Pool # FM9000, 2.00%, due 06/01/51	2,449,065

1,424,964	Federal National Mortgage Association, Pool # FM9412, 2.50%, due 11/01/51	1,252,720

1,323,763	Federal National Mortgage Association, Pool # FM9461, 3.50%, due 11/01/51	1,240,872

357,811	Federal National Mortgage Association, Pool # FM9468, 2.50%, due 11/01/51	314,594

1,000,605	Federal National Mortgage Association, Pool # FM9631, 3.00%, due 11/01/51	910,319

1,103,765	Federal National Mortgage Association, Pool # FM9674, 3.50%, due 06/01/49	1,042,075

902,824	Federal National Mortgage Association, Pool # FM9726, 2.50%, due 11/01/51	793,819

3,638,310	Federal National Mortgage Association, Pool # FM9728, 2.50%, due 11/01/51	3,179,188

521,288	Federal National Mortgage Association, Pool # FM9977, 4.00%, due 02/01/50	505,421

1,296,183	Federal National Mortgage Association, Pool # FP0077, 3.50%, due 03/01/51	1,221,196

970,784	Federal National Mortgage Association, Pool # FS0027, 2.50%, due 11/01/51	853,533

1,043,435	Federal National Mortgage Association, Pool # FS0065, 4.50%, due 12/01/50	1,043,154

1,054,310	Federal National Mortgage Association, Pool # FS0194, 2.50%, due 01/01/52	920,360

2,141,416	Federal National Mortgage Association, Pool # FS0644, 3.00%, due 02/01/52	1,935,930

114,600	Federal National Mortgage Association, Pool # FS0703, 4.00%, due 01/01/49	111,479

1,985,441	Federal National Mortgage Association, Pool # FS0715, 3.00%, due 01/01/52	1,799,708

374,438	Federal National Mortgage Association, Pool # FS0717, 3.00%, due 02/01/52	337,201

1,222,865	Federal National Mortgage Association, Pool # FS1101, 2.00%, due 07/01/51	1,021,365

434,519	Federal National Mortgage Association, Pool # FS1201, 3.00%, due 01/01/50	390,926

691,285	Federal National Mortgage Association, Pool # FS1205, 3.50%, due 04/01/52	647,338

1,241,172	Federal National Mortgage Association, Pool # FS1228, 3.00%, due 03/01/52	1,122,066

511,543	Federal National Mortgage Association, Pool # FS1285, 3.50%, due 02/01/52	482,910

386,852	Federal National Mortgage Association, Pool # FS1427, 3.00%, due 02/01/50	353,664

1,219,001	Federal National Mortgage Association, Pool # FS1590, 2.50%, due 04/01/52	1,064,122

314,681	Federal National Mortgage Association, Pool # FS1602, 4.00%, due 07/01/49	306,206

492,306	Federal National Mortgage Association, Pool # FS1624, 2.50%, due 10/01/51	431,056

212,362	Federal National Mortgage Association, Pool # FS1637, 4.00%, due 04/01/52	205,114

2,673,793	Federal National Mortgage Association, Pool # FS1938, 2.50%, due 02/01/52	2,334,229

1,254,004	Federal National Mortgage Association, Pool # FS1976, 4.00%, due 08/01/51	1,220,229

2,279,545	Federal National Mortgage Association, Pool # FS2167, 4.50%, due 06/01/52	2,257,457

1,044,203	Federal National Mortgage Association, Pool # FS2187, 4.00%, due 06/01/52	1,018,583

2,299,236	Federal National Mortgage Association, Pool # FS2238, 4.00%, due 03/01/51	2,237,301

71,347	Federal National Mortgage Association, Pool # FS2354, 4.00%, due 06/01/52	69,484

265,482	Federal National Mortgage Association, Pool # FS2415, 4.50%, due 08/01/52	264,008

3,961,824	Federal National Mortgage Association, Pool # FS2616, 5.00%, due 08/01/52	4,010,790

1,576,259	Federal National Mortgage Association, Pool # FS2896, 4.50%, due 09/01/52	1,573,118

1,016,550	Federal National Mortgage Association, Pool # FS2920, 3.00%, due 07/01/36	980,165

474,231	Federal National Mortgage Association, Pool # FS2969, 4.50%, due 10/01/52	473,345

158,483	Federal National Mortgage Association, Pool # FS3045, 5.00%, due 10/01/52	159,692

See accompanying Notes to the Financial Statements.	95

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

613,787	Federal National Mortgage Association, Pool # FS3067, 4.00%, due 07/01/52	592,497

605,193	Federal National Mortgage Association, Pool # FS3139, 4.50%, due 10/01/52	599,293

629,232	Federal National Mortgage Association, Pool # FS3158, 4.50%, due 11/01/52	624,821

1,922,038	Federal National Mortgage Association, Pool # FS3175, 4.50%, due 11/01/52	1,910,837

493,895	Federal National Mortgage Association, Pool # FS3276, 4.50%, due 12/01/37	495,418

323,324	Federal National Mortgage Association, Pool # FS3310, 4.50%, due 11/01/37	324,719

992,633	Federal National Mortgage Association, Pool # FS3332, 5.50%, due 12/01/52	1,013,865

615,586	Federal National Mortgage Association, Pool # FS3405, 5.50%, due 12/01/52	634,847

912,767	Federal National Mortgage Association, Pool # FS3417, 5.00%, due 12/01/52	919,498

211,776	Federal National Mortgage Association, Pool # FS3433, 5.50%, due 12/01/52	216,441

1,753,522	Federal National Mortgage Association, Pool # FS3560, 4.50%, due 04/01/53	1,740,944

3,682,424	Federal National Mortgage Association, Pool # FS3669, 4.00%, due 03/01/46	3,642,520

1,236,037	Federal National Mortgage Association, Pool # FS3811, 4.50%, due 12/01/52	1,223,988

2,074,675	Federal National Mortgage Association, Pool # FS4223, 4.50%, due 05/01/47	2,091,181

1,141,594	Federal National Mortgage Association, Pool # FS4312, 4.50%, due 03/01/53	1,129,804

1,335,251	Federal National Mortgage Association, Pool # FS4758, 2.50%, due 01/01/36	1,265,047

872,177	Federal National Mortgage Association, Pool # FS5171, 3.00%, due 12/01/51	793,033

378,923	Federal National Mortgage Association, Pool # FS5263, 4.50%, due 05/01/53	376,750

1,813,895	Federal National Mortgage Association, Pool # FS5284, 3.50%, due 09/01/50	1,712,359

1,232,449	Federal National Mortgage Association, Pool # FS5373, 2.00%, due 04/01/37	1,134,684

2,413,309	Federal National Mortgage Association, Pool # FS5397, 5.00%, due 07/01/53	2,434,860

334,582	Federal National Mortgage Association, Pool # FS5590, 5.50%, due 07/01/53	343,083

2,783,107	Federal National Mortgage Association, Pool # FS5625, 5.00%, due 08/01/53	2,823,722

942,512	Federal National Mortgage Association, Pool # FS5656, 5.50%, due 08/01/53	961,513

1,779,084	Federal National Mortgage Association, Pool # FS5725, 3.50%, due 12/01/51	1,681,221

3,013,130	Federal National Mortgage Association, Pool # FS5829, 5.50%, due 09/01/53	3,110,818

1,488,110	Federal National Mortgage Association, Pool # FS5871, 2.00%, due 07/01/51	1,238,494

1,725,433	Federal National Mortgage Association, Pool # FS5912, 4.00%, due 05/01/52	1,660,604

2,162,905	Federal National Mortgage Association, Pool # FS6146, 4.00%, due 05/01/53	2,087,216

445,813	Federal National Mortgage Association, Pool # FS6158, 4.00%, due 07/01/52	429,016

1,471,808	Federal National Mortgage Association, Pool # FS6255, 3.50%, due 08/01/52	1,381,231

2,415,005	Federal National Mortgage Association, Pool # FS6485, 3.00%, due 12/01/51	2,206,381

420,680	Federal National Mortgage Association, Pool # FS6645, 3.00%, due 05/01/52	382,870

751,848	Federal National Mortgage Association, Pool # FS7206, 5.50%, due 02/01/54	768,697

665,335	Federal National Mortgage Association, Pool # FS7249, 4.50%, due 10/01/52	661,643

4,519,572	Federal National Mortgage Association, Pool # FS7288, 4.50%, due 03/01/53	4,450,178

944,870	Federal National Mortgage Association, Pool # FS7381, 3.50%, due 09/01/52	885,677

2,059,467	Federal National Mortgage Association, Pool # FS7404, 3.50%, due 01/01/48	1,955,064

659,023	Federal National Mortgage Association, Pool # FS7532, 5.50%, due 03/01/54	670,878

2,985,845	Federal National Mortgage Association, Pool # FS7948, 2.50%, due 04/01/52	2,625,581

1,401,391	Federal National Mortgage Association, Pool # FS7961, 5.50%, due 05/01/54	1,425,608

1,098,450	Federal National Mortgage Association, Pool # FS8125, 5.50%, due 05/01/54	1,117,432

3,589,242	Federal National Mortgage Association, Pool # FS8488, 3.00%, due 03/01/52	3,259,022

991,161	Federal National Mortgage Association, Pool # FS8914, 3.00%, due 07/01/52	900,104

64,814	Federal National Mortgage Association, Pool # MA2516, 3.00%, due 01/01/46	59,631

98,574	Federal National Mortgage Association, Pool # MA2781, 2.50%, due 10/01/46	87,846

15,879	Federal National Mortgage Association, Pool # MA2835, 4.00%, due 12/01/46	15,471

2,347,443	Federal National Mortgage Association, Pool # MA2863, 3.00%, due 01/01/47	2,146,169

1,466,152	Federal National Mortgage Association, Pool # MA2868, 2.50%, due 01/01/32	1,407,526

96	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

286,004	Federal National Mortgage Association, Pool # MA3058, 4.00%, due 07/01/47	278,302

311,068	Federal National Mortgage Association, Pool # MA3076, 2.50%, due 07/01/32	297,851

79,813	Federal National Mortgage Association, Pool # MA3087, 3.50%, due 08/01/47	75,348

345,734	Federal National Mortgage Association, Pool # MA3114, 2.50%, due 08/01/32	331,906

331,665	Federal National Mortgage Association, Pool # MA3124, 2.50%, due 09/01/32	318,398

67,386	Federal National Mortgage Association, Pool # MA3155, 3.00%, due 10/01/32	65,505

3,059,858	Federal National Mortgage Association, Pool # MA3182, 3.50%, due 11/01/47	2,888,670

6,454,940	Federal National Mortgage Association, Pool # MA3210, 3.50%, due 12/01/47	6,093,802

128,925	Federal National Mortgage Association, Pool # MA3211, 4.00%, due 12/01/47	125,772

91,751	Federal National Mortgage Association, Pool # MA3238, 3.50%, due 01/01/48	86,618

231,768	Federal National Mortgage Association, Pool # MA3332, 3.50%, due 04/01/48	218,799

68,552	Federal National Mortgage Association, Pool # MA3364, 3.50%, due 05/01/33	67,623

50,120	Federal National Mortgage Association, Pool # MA3385, 4.50%, due 06/01/48	49,960

219,272	Federal National Mortgage Association, Pool # MA3414, 3.50%, due 07/01/48	207,543

70,630	Federal National Mortgage Association, Pool # MA3442, 3.50%, due 08/01/48	66,677

56,018	Federal National Mortgage Association, Pool # MA3521, 4.00%, due 11/01/48	54,468

569,735	Federal National Mortgage Association, Pool # MA3871, 3.00%, due 12/01/49	519,108

3,673,783	Federal National Mortgage Association, Pool # MA3937, 3.00%, due 02/01/50	3,358,596

117,046	Federal National Mortgage Association, Pool # MA3960, 3.00%, due 03/01/50	106,829

307,223	Federal National Mortgage Association, Pool # MA4014, 3.00%, due 05/01/35	296,235

672,139	Federal National Mortgage Association, Pool # MA4018, 2.00%, due 05/01/50	561,041

2,271,890	Federal National Mortgage Association, Pool # MA4026, 4.00%, due 05/01/50	2,208,628

425,065	Federal National Mortgage Association, Pool # MA4048, 3.00%, due 06/01/50	388,126

4,469,450	Federal National Mortgage Association, Pool # MA4099, 2.50%, due 08/01/35	4,211,059

116,962	Federal National Mortgage Association, Pool # MA4120, 2.50%, due 09/01/50	102,053

1,488,924	Federal National Mortgage Association, Pool # MA4158, 2.00%, due 10/01/50	1,241,890

975,685	Federal National Mortgage Association, Pool # MA4159, 2.50%, due 10/01/50	851,318

389,953	Federal National Mortgage Association, Pool # MA4181, 1.50%, due 11/01/50	309,023

303,208	Federal National Mortgage Association, Pool # MA4204, 2.00%, due 12/01/40	266,053

2,521,854	Federal National Mortgage Association, Pool # MA4208, 2.00%, due 12/01/50	2,103,443

3,319,239	Federal National Mortgage Association, Pool # MA4209, 1.50%, due 12/01/50	2,628,652

463,666	Federal National Mortgage Association, Pool # MA4232, 2.00%, due 01/01/41	406,590

467,922	Federal National Mortgage Association, Pool # MA4236, 1.50%, due 01/01/51	370,649

1,677,728	Federal National Mortgage Association, Pool # MA4237, 2.00%, due 01/01/51	1,398,845

822,747	Federal National Mortgage Association, Pool # MA4238, 2.50%, due 01/01/51	717,868

928,827	Federal National Mortgage Association, Pool # MA4254, 1.50%, due 02/01/51	736,170

1,884,774	Federal National Mortgage Association, Pool # MA4255, 2.00%, due 02/01/51	1,566,205

473,531	Federal National Mortgage Association, Pool # MA4268, 2.00%, due 02/01/41	413,981

95,656	Federal National Mortgage Association, Pool # MA4281, 2.00%, due 03/01/51	79,281

285,432	Federal National Mortgage Association, Pool # MA4302, 1.50%, due 04/01/36	255,244

210,553	Federal National Mortgage Association, Pool # MA4305, 2.00%, due 04/01/51	175,190

8,841,465	Federal National Mortgage Association, Pool # MA4325, 2.00%, due 05/01/51	7,355,514

1,417,149	Federal National Mortgage Association, Pool # MA4326, 2.50%, due 05/01/51	1,232,121

393,753	Federal National Mortgage Association, Pool # MA4328, 1.50%, due 05/01/36	352,688

829,230	Federal National Mortgage Association, Pool # MA4329, 2.00%, due 05/01/36	761,192

263,405	Federal National Mortgage Association, Pool # MA4333, 2.00%, due 05/01/41	230,393

2,406,328	Federal National Mortgage Association, Pool # MA4355, 2.00%, due 06/01/51	2,001,999

303,374	Federal National Mortgage Association, Pool # MA4356, 2.50%, due 06/01/51	264,063

714,285	Federal National Mortgage Association, Pool # MA4359, 1.50%, due 06/01/36	639,786

See accompanying Notes to the Financial Statements.	97

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

2,003,502	Federal National Mortgage Association, Pool # MA4361, 2.50%, due 06/01/36	1,883,256

2,777,743	Federal National Mortgage Association, Pool # MA4378, 2.00%, due 07/01/51	2,311,664

381,483	Federal National Mortgage Association, Pool # MA4380, 3.00%, due 07/01/51	345,679

1,503,670	Federal National Mortgage Association, Pool # MA4382, 1.50%, due 07/01/36	1,346,388

157,596	Federal National Mortgage Association, Pool # MA4398, 2.00%, due 08/01/51	130,738

422,261	Federal National Mortgage Association, Pool # MA4399, 2.50%, due 08/01/51	366,868

2,382,492	Federal National Mortgage Association, Pool # MA4414, 2.50%, due 09/01/51	2,076,797

735,903	Federal National Mortgage Association, Pool # MA4418, 2.00%, due 09/01/36	674,928

2,377,438	Federal National Mortgage Association, Pool # MA4493, 2.50%, due 12/01/51	2,070,420

2,209,310	Federal National Mortgage Association, Pool # MA4497, 2.00%, due 12/01/36	2,024,533

428,681	Federal National Mortgage Association, Pool # MA4512, 2.50%, due 01/01/52	371,375

918,990	Federal National Mortgage Association, Pool # MA4549, 3.00%, due 02/01/52	827,118

5,244,796	Federal National Mortgage Association, Pool # MA4579, 3.00%, due 04/01/52	4,718,552

442,823	Federal National Mortgage Association, Pool # MA4600, 3.50%, due 05/01/52	412,546

1,394,373	Federal National Mortgage Association, Pool # MA4618, 4.00%, due 04/01/52	1,339,536

1,184,184	Federal National Mortgage Association, Pool # MA4644, 4.00%, due 05/01/52	1,139,384

917,774	Federal National Mortgage Association, Pool # MA4656, 4.50%, due 07/01/52	903,683

846,877	Federal National Mortgage Association, Pool # MA4686, 5.00%, due 06/01/52	848,652

1,012,306	Federal National Mortgage Association, Pool # MA4761, 5.00%, due 09/01/52	1,014,141

441,790	Federal National Mortgage Association, Pool # MA4783, 4.00%, due 10/01/52	424,680

1,921,204	Federal National Mortgage Association, Pool # MA4806, 5.00%, due 11/01/52	1,925,833

972,733	Federal National Mortgage Association, Pool # MA4839, 4.00%, due 12/01/52	934,672

1,835,320	Federal National Mortgage Association, Pool # MA4894, 6.00%, due 01/01/53	1,879,224

1,422,173	Federal National Mortgage Association, Pool # MA4918, 5.00%, due 02/01/53	1,423,030

4,384,951	Federal National Mortgage Association, Pool # MA4979, 5.50%, due 04/01/53	4,440,008

17,863,315	Federal National Mortgage Association, Pool # MA5010, 5.50%, due 05/01/53	18,081,787

482,489	Federal National Mortgage Association, Pool # MA5139, 6.00%, due 09/01/53	493,407

399,093	Federal National Mortgage Association REMICS, Series 2011-59, Class NZ, 5.50%, due 07/25/41	414,483

1,555	Federal National Mortgage Association REMICS, Series 2012-28, Class B, 6.50%, due 06/25/39	1,601

108,083	Government National Mortgage Association, Pool # 004636, 4.50%, due 02/20/40	109,494

20,455	Government National Mortgage Association, Pool # 004678, 4.50%, due 04/20/40	20,716

121,033	Government National Mortgage Association, Pool # 004833, 4.00%, due 10/20/40	120,184

113,208	Government National Mortgage Association, Pool # 004977, 4.00%, due 03/20/41	112,414

286,362	Government National Mortgage Association, Pool # 004978, 4.50%, due 03/20/41	289,895

442,682	Government National Mortgage Association, Pool # 005055, 4.50%, due 05/20/41	448,145

228,757	Government National Mortgage Association, Pool # 734152, 4.00%, due 01/15/41	225,284

17,056	Government National Mortgage Association, Pool # 783637, 3.00%, due 06/20/42	15,854

1,485,508	Government National Mortgage Association, Pool # 784369, 4.00%, due 08/15/45	1,458,250

160,947	Government National Mortgage Association, Pool # 784605, 4.50%, due 01/15/42	162,537

2,717,685	Government National Mortgage Association, Pool # 785283, 2.50%, due 01/20/51	2,396,475

374,625	Government National Mortgage Association, Pool # 796468, 4.00%, due 09/20/42	371,529

91,908	Government National Mortgage Association, Pool # AL8626, 3.00%, due 08/15/45	84,549

627,083	Government National Mortgage Association, Pool # AV9421, 3.50%, due 11/20/46	598,025

328,315	Government National Mortgage Association, Pool # AY7555, 3.50%, due 04/20/47	313,102

168,303	Government National Mortgage Association, Pool # MA0462, 3.50%, due 10/20/42	161,403

25,147	Government National Mortgage Association, Pool # MA0624, 3.00%, due 12/20/42	23,380

112,889	Government National Mortgage Association, Pool # MA0625, 3.50%, due 12/20/42	108,267

98	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

64,012	Government National Mortgage Association, Pool # MA0698, 3.00%, due 01/20/43	59,515

216,959	Government National Mortgage Association, Pool # MA0851, 3.00%, due 03/20/43	201,717

174,401	Government National Mortgage Association, Pool # MA0852, 3.50%, due 03/20/43	167,282

36,435	Government National Mortgage Association, Pool # MA1156, 3.00%, due 07/20/43	33,875

118,713	Government National Mortgage Association, Pool # MA1376, 4.00%, due 10/20/43	117,392

52,833	Government National Mortgage Association, Pool # MA1599, 3.00%, due 01/20/44	49,123

109,225	Government National Mortgage Association, Pool # MA2371, 3.50%, due 11/20/44	104,317

88,585	Government National Mortgage Association, Pool # MA2372, 4.00%, due 11/20/44	87,147

79,831	Government National Mortgage Association, Pool # MA2825, 3.00%, due 05/20/45	74,152

185,092	Government National Mortgage Association, Pool # MA3310, 3.50%, due 12/20/45	176,539

74,674	Government National Mortgage Association, Pool # MA3377, 4.00%, due 01/20/46	73,529

110,192	Government National Mortgage Association, Pool # MA3455, 4.00%, due 02/20/46	108,536

207,472	Government National Mortgage Association, Pool # MA3456, 4.50%, due 02/20/46	209,009

181,609	Government National Mortgage Association, Pool # MA3596, 3.00%, due 04/20/46	168,161

347,083	Government National Mortgage Association, Pool # MA3803, 3.50%, due 07/20/46	330,370

256,985	Government National Mortgage Association, Pool # MA3873, 3.00%, due 08/20/46	237,619

415,602	Government National Mortgage Association, Pool # MA3936, 3.00%, due 09/20/46	383,368

1,249,998	Government National Mortgage Association, Pool # MA4003, 3.00%, due 10/20/46	1,151,527

119,870	Government National Mortgage Association, Pool # MA4004, 3.50%, due 10/20/46	114,062

70,245	Government National Mortgage Association, Pool # MA4071, 4.50%, due 11/20/46	70,765

62,588	Government National Mortgage Association, Pool # MA4125, 2.50%, due 12/20/46	56,140

97,901	Government National Mortgage Association, Pool # MA4263, 4.00%, due 02/20/47	96,032

155,074	Government National Mortgage Association, Pool # MA4585, 3.00%, due 07/20/47	143,178

145,436	Government National Mortgage Association, Pool # MA4586, 3.50%, due 07/20/47	138,199

370,638	Government National Mortgage Association, Pool # MA4720, 4.00%, due 09/20/47	363,444

105,518	Government National Mortgage Association, Pool # MA4838, 4.00%, due 11/20/47	103,311

426,349	Government National Mortgage Association, Pool # MA5019, 3.50%, due 02/20/48	404,885

49,816	Government National Mortgage Association, Pool # MA5021, 4.50%, due 02/20/48	49,917

17,424	Government National Mortgage Association, Pool # MA5079, 4.50%, due 03/20/48	17,459

208,118	Government National Mortgage Association, Pool # MA5264, 4.00%, due 06/20/48	203,603

119,330	Government National Mortgage Association, Pool # MA5397, 3.50%, due 08/20/48	113,180

120,442	Government National Mortgage Association, Pool # MA5466, 4.00%, due 09/20/48	117,773

98,335	Government National Mortgage Association, Pool # MA5467, 4.50%, due 09/20/48	98,368

42,153	Government National Mortgage Association, Pool # MA5530, 5.00%, due 10/20/48	42,843

71,206	Government National Mortgage Association, Pool # MA5762, 3.50%, due 02/20/49	67,534

67,360	Government National Mortgage Association, Pool # MA5817, 4.00%, due 03/20/49	65,807

240,176	Government National Mortgage Association, Pool # MA5874, 3.00%, due 04/20/49	221,684

465,509	Government National Mortgage Association, Pool # MA6038, 3.00%, due 07/20/49	427,746

3,860,019	Government National Mortgage Association, Pool # MA6090, 3.50%, due 08/20/49	3,639,576

167,994	Government National Mortgage Association, Pool # MA6338, 3.00%, due 12/20/49	153,959

389,381	Government National Mortgage Association, Pool # MA6409, 3.00%, due 01/20/50	357,375

2,108,757	Government National Mortgage Association, Pool # MA6540, 2.50%, due 03/20/50	1,873,004

49,692	Government National Mortgage Association, Pool # MA6865, 2.50%, due 09/20/50	43,918

5,457,562	Government National Mortgage Association, Pool # MA6930, 2.00%, due 10/20/50	4,635,352

227,915	Government National Mortgage Association, Pool # MA6931, 2.50%, due 10/20/50	201,473

173,635	Government National Mortgage Association, Pool # MA6995, 2.50%, due 11/20/50	153,454

1,911,749	Government National Mortgage Association, Pool # MA7135, 2.00%, due 01/20/51	1,623,310

335,140	Government National Mortgage Association, Pool # MA7254, 2.00%, due 03/20/51	284,446

1,826,109	Government National Mortgage Association, Pool # MA7312, 2.50%, due 04/20/51	1,611,793

See accompanying Notes to the Financial Statements.	99

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

340,259	Government National Mortgage Association, Pool # MA7367, 2.50%, due 05/20/51	300,357

1,206,062	Government National Mortgage Association, Pool # MA7471, 2.00%, due 07/20/51	1,023,193

2,975,828	Government National Mortgage Association, Pool # MA7472, 2.50%, due 07/20/51	2,625,046

3,357,627	Government National Mortgage Association, Pool # MA7534, 2.50%, due 08/20/51	2,960,998

1,712,787	Government National Mortgage Association, Pool # MA7589, 2.50%, due 09/20/51	1,510,076

1,686,769	Government National Mortgage Association, Pool # MA7650, 3.00%, due 10/20/51	1,539,859

388,932	Government National Mortgage Association, Pool # MA7706, 3.00%, due 11/20/51	354,864

1,617,776	Government National Mortgage Association, Pool # MA7829, 3.50%, due 01/20/52	1,521,742

2,511,523	Government National Mortgage Association, Pool # MA7883, 3.50%, due 02/20/52	2,360,124

1,768,177	Government National Mortgage Association, Pool # MA7938, 3.50%, due 03/20/52	1,661,585

928,260	Government National Mortgage Association, Pool # MA7939, 4.00%, due 03/20/52	897,672

1,745,974	Government National Mortgage Association, Pool # MA8150, 4.00%, due 07/20/52	1,688,436

2,653,262	Government National Mortgage Association, Pool # MA8267, 4.00%, due 09/20/52	2,567,447

1,709,143	Government National Mortgage Association, Pool # MA8429, 5.50%, due 11/20/52	1,728,611

3,025,406	Government National Mortgage Association, Pool # MA8642, 2.50%, due 02/20/53	2,669,919

2,000,000	Government National Mortgage Association, TBA, 4.00%, due 10/20/54	1,933,846

1,000,000	Government National Mortgage Association, TBA, 6.00%, due 10/20/54	1,017,098

3,500,000	Uniform Mortgage-Backed Security, TBA, 3.00%, due 10/01/54	3,141,793

1,000,000	Uniform Mortgage-Backed Security, TBA, 5.00%, due 10/01/54	999,492

		650,070,993

	Municipal Obligations — 0.6%

60,000	Alabama Economic Settlement Authority, 4.26%, due 09/15/32	59,193

355,000	Bay Area Toll Authority, 6.26%, due 04/01/49	404,822

1,525,000	California Health Facilities Financing Authority, 4.19%, due 06/01/37	1,471,745

1,300,000	Dallas Fort Worth International Airport, 1.93%, due 11/01/28	1,203,910

90,000	District of Columbia Water & Sewer Authority, 4.81%, due 10/01/14(h)	87,118

1,205,000	Empire State Development Corp., 5.77%, due 03/15/39	1,250,332

337,000	Golden State Tobacco Securitization Corp., 4.21%, due 06/01/50	262,736

924,242	Louisiana Local Government Environmental Facilities & Community Development Authority, 3.62%, due 02/01/29	911,468

770,000	Maryland Economic Development Corp., 5.43%, due 05/31/56	801,898

456,000	Michigan State University, 4.17%, due 08/15/22(h)	375,524

343,000	Municipal Electric Authority of Georgia, 6.64%, due 04/01/57	392,131

885,000	State of California, 7.50%, due 04/01/34	1,061,964

655,000	State of California, 7.55%, due 04/01/39	824,291

935,000	State of Connecticut, 3.98%, due 06/15/29	938,138

1,785,000	State of Connecticut, 4.51%, due 05/15/28	1,824,419

1,690,000	University of Michigan, 4.45%, due 04/01/22(h)	1,490,489

940,000	University of Virginia, 2.26%, due 09/01/50	588,172

595,000	University of Virginia, 2.58%, due 11/01/51	396,949

185,000	University of Virginia, 4.18%, due 09/01/17(h)	157,262

		14,502,561

	Sovereign Debt Obligations — 0.3%

200,000	Bermuda Government International Bonds, 2.38%, due 08/20/30 144A	176,960

800,000	Cassa Depositi e Prestiti SpA, 5.88%, due 04/30/29 144A	840,483

760,000	Dominican Republic International Bonds, 5.50%, due 02/22/29 144A	766,578

215,000	Export-Import Bank of India, 3.88%, due 02/01/28 144A	211,280

100	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued

450,000		Indonesia Government International Bonds, 3.50%, due 01/11/28	442,217

200,000		Korea National Oil Corp., 4.75%, due 04/03/26 144A	201,284

205,000		Korea National Oil Corp., 4.88%, due 04/03/28 144A	208,637

290,000		Mexico Government International Bonds, 3.50%, due 02/12/34	247,450

700,000		Mexico Government International Bonds, 6.75%, due 09/27/34	759,228

45,000		Peru Government International Bonds, 2.78%, due 01/23/31	40,241

340,000		Province of Alberta, 1.30%, due 07/22/30	295,045

175,000		Province of Alberta, 3.30%, due 03/15/28	172,493

100,000		Province of Manitoba, 2.13%, due 06/22/26	97,083

220,000		Province of Quebec, 2.75%, due 04/12/27	214,790

314,000	EUR	Saudi Government International Bonds, 0.75%, due 07/09/27 144A	329,798

1,070,000	EUR	Serbia International Bonds, 3.13%, due 05/15/27(i) 144A	1,174,495

300,000		Serbia International Bonds, 6.00%, due 06/12/34 144A	309,383

			6,487,445

		U.S. Government and Agency Obligations — 21.7%

75,000		Federal National Mortgage Association, 0.88%, due 08/05/30	63,931

310,000		Federal National Mortgage Association, 4.39%, due 03/17/31(j)	239,744

545,000		Federal National Mortgage Association, 6.63%, due 11/15/30	630,984

150,000		Tennessee Valley Authority, 1.50%, due 09/15/31	128,805

805,000		Tennessee Valley Authority, 4.38%, due 08/01/34	821,802

60,000		Tennessee Valley Authority, 7.13%, due 05/01/30	70,008

12,160,000		U.S. Treasury Bonds, 1.63%, due 11/15/50	7,154,925

5,545,000		U.S. Treasury Bonds, 1.75%, due 08/15/41	3,933,809

5,885,000		U.S. Treasury Bonds, 2.00%, due 11/15/41	4,329,268

9,325,000		U.S. Treasury Bonds, 2.25%, due 05/15/41(k)	7,230,882

3,480,000		U.S. Treasury Bonds, 2.25%, due 02/15/52	2,373,809

9,640,000		U.S. Treasury Bonds, 2.38%, due 02/15/42	7,511,669

8,675,000		U.S. Treasury Bonds, 2.38%, due 11/15/49	6,167,891

70,000		U.S. Treasury Bonds, 2.50%, due 02/15/45	53,523

31,110,000		U.S. Treasury Bonds, 3.00%, due 02/15/49(k)	25,195,454

14,788,000		U.S. Treasury Bonds, 3.00%, due 08/15/52	11,888,743

24,143,000		U.S. Treasury Bonds, 3.38%, due 08/15/42	21,796,131

11,919,000		U.S. Treasury Bonds, 3.38%, due 11/15/48	10,333,214

7,270,000		U.S. Treasury Bonds, 3.63%, due 08/15/43	6,734,973

9,530,000		U.S. Treasury Bonds, 3.63%, due 05/15/53	8,675,278

5,090,000		U.S. Treasury Bonds, 3.88%, due 05/15/43	4,902,107

15,096,000		U.S. Treasury Bonds, 4.00%, due 11/15/42	14,860,125

4,935,000		U.S. Treasury Bonds, 4.00%, due 11/15/52	4,803,529

16,373,000		U.S. Treasury Bonds, 4.13%, due 08/15/44	16,247,644

21,911,000		U.S. Treasury Bonds, 4.25%, due 02/15/54	22,335,526

2,322,000		U.S. Treasury Bonds, 4.25%, due 08/15/54	2,371,342

13,843,000		U.S. Treasury Bonds, 4.38%, due 08/15/43	14,238,553

24,970,000		U.S. Treasury Bonds, 4.50%, due 02/15/44	26,062,437

5,592,000		U.S. Treasury Bonds, 4.63%, due 05/15/44	5,928,394

16,499,000		U.S. Treasury Bonds, 4.63%, due 05/15/54	17,900,126

17,418,000		U.S. Treasury Bonds, 4.75%, due 11/15/43	18,794,430

5,975,000		U.S. Treasury Bonds, 4.75%, due 11/15/53	6,601,675

4,210,256		U.S. Treasury Inflation-Indexed Notes, 0.13%, due 01/15/30	3,929,641

See accompanying Notes to the Financial Statements.	101

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	U.S. Government and Agency Obligations — continued

15,500,000	U.S. Treasury Notes, 1.50%, due 11/30/28	14,262,422

13,980,000	U.S. Treasury Notes, 2.75%, due 08/15/32	13,066,931

784,000	U.S. Treasury Notes, 3.50%, due 09/30/29	781,703

19,347,000	U.S. Treasury Notes, 3.63%, due 09/30/31	19,312,236

8,500,000	U.S. Treasury Notes, 3.75%, due 08/15/27	8,541,504

2,435,000	U.S. Treasury Notes, 3.88%, due 08/15/33	2,455,260

25,842,000	U.S. Treasury Notes, 3.88%, due 08/15/34	26,025,721

9,987,000	U.S. Treasury Notes, 4.00%, due 07/31/29	10,178,548

4,873,000	U.S. Treasury Notes, 4.00%, due 01/31/31	4,970,079

17,600,000	U.S. Treasury Notes, 4.00%, due 02/15/34	17,906,625

11,593,000	U.S. Treasury Notes, 4.13%, due 03/31/31	11,910,223

21,660,000	U.S. Treasury Notes, 4.25%, due 06/30/31	22,427,830

3,706,000	U.S. Treasury Notes, 4.38%, due 05/15/34	3,882,325

39,434,000	U.S. Treasury Notes, 4.63%, due 04/30/29	41,186,194

4,680,000	U.S. Treasury Notes, 4.63%, due 05/31/31	4,946,266

6,867,000	U.S. Treasury Notes, 4.88%, due 04/30/26	6,985,295

5,929,000	U.S. Treasury STRIPS Coupon, 0.97%, due 08/15/30(j)	4,764,554

2,310,000	U.S. Treasury STRIPS Coupon, 1.74%, due 02/15/40(j)	1,201,502

1,940,000	U.S. Treasury STRIPS Coupon, 2.45%, due 11/15/42(j)	875,887

3,100,000	U.S. Treasury STRIPS Coupon, 2.58%, due 11/15/40(j)	1,551,436

2,395,000	U.S. Treasury STRIPS Coupon, 2.66%, due 08/15/44(j)(l)	994,453

3,500,000	U.S. Treasury STRIPS Coupon, 2.68%, due 02/15/43(j)	1,560,619

9,155,000	U.S. Treasury STRIPS Coupon, 3.13%, due 11/15/41(j)	4,362,727

2,185,000	U.S. Treasury STRIPS Coupon, 3.17%, due 05/15/42(j)	1,013,287

75,000	U.S. Treasury STRIPS Coupon, 3.93%, due 02/15/39(j)	41,131

1,830,000	U.S. Treasury STRIPS Coupon, 4.06%, due 02/15/41(j)	904,230

345,000	U.S. Treasury STRIPS Coupon, 4.38%, due 08/15/43(j)	150,183

95,000	U.S. Treasury STRIPS Coupon, 4.67%, due 11/15/48(j)	32,714

85,000	U.S. Treasury STRIPS Coupon, 4.76%, due 05/15/38(j)	48,374

80,000	U.S. Treasury STRIPS Coupon, 4.79%, due 05/15/50(j)	26,166

2,690,000	U.S. Treasury STRIPS Coupon, 4.86%, due 02/15/42(j)	1,266,901

280,000	U.S. Treasury STRIPS Coupon, 4.99%, due 02/15/49(j)	95,511

		512,039,209

	TOTAL DEBT OBLIGATIONS (COST $2,360,149,230)	2,346,523,364

Shares	Description	Value ($)

	COMMON STOCK — 0.0%

	Industrial — 0.0%

924	Altera Infrastructure LP/Teekay Offshore Finance Corp.*(m)(n)	26,796

	TOTAL COMMON STOCK (COST $234,312)	26,796

102	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value	Description	Value ($)

	SHORT-TERM INVESTMENT — 1.0%

	Mutual Fund - Securities Lending Collateral — 1.0%

24,792,510	State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(o)(p)	24,792,510

	TOTAL SHORT-TERM INVESTMENT (COST $24,792,510)	24,792,510

	TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENTS — 100.4% (Cost $2,385,176,052)	2,371,342,670

	TBA SALE COMMITMENTS — (0.5)%

(2,000,000)	Government National Mortgage Association, TBA, 3.50%, due 10/20/54	(1,879,210)

(1,500,000)	Uniform Mortgage-Backed Security, TBA, 4.00%, due 10/01/54	(1,440,659)

(8,500,000)	Uniform Mortgage-Backed Security, TBA, 5.50%, due 11/01/54	(8,599,090)

	TOTAL TBA SALE COMMITMENTS (PROCEEDS $11,917,852)	(11,918,959)

	TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 99.9% (Cost $2,373,258,200)	2,359,423,711

	Other Assets and Liabilities (net) — 0.1%	1,344,266

	NET ASSETS — 100.0%	$2,360,767,977

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).

(b)	Variable or floating rate note. Rate shown is as of September 30, 2024.

(c)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. The rate shown is the rate in effect at September 30, 2024.

(d)	When-issued security.

(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	All or a portion of this security is out on loan.

(g)	Security is perpetual and has no stated maturity date.

(h)	Year of maturity is greater than 2100.

(i)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(j)	Interest rate presented is yield to maturity.

(k)	All or a portion of this security is pledged for open futures collateral.

(l)	All or a portion of this security is pledged for open centrally cleared swaps collateral.

(m)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.

See accompanying Notes to the Financial Statements.	103

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

(n)

Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $26,796 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2024 was $234,312.

(o)	The rate disclosed is the 7-day net yield as of September 30, 2024.

(p)	Represents an investment of securities lending cash collateral.

144A

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $437,016,646 which represents 18.5% of net assets.

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)

EUR	456,602	USD	509,652	10/02/24	Barclays Bank PLC	$(61)
EUR	22,650,680	USD	25,224,765	10/02/24	JPMorgan Chase Bank N.A.	54,533
USD	25,075,845	EUR	22,434,717	10/02/24	Barclays Bank PLC	37,573
USD	745,203	EUR	672,565	10/02/24	Barclays Bank PLC	(5,414)
USD	25,260,444	EUR	22,650,680	11/05/24	JPMorgan Chase Bank N.A.	(54,492)

						$32,139

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)

Buys

92	U.S. Treasury Note 10-Year	Dec 2024	$10,513,875	$(49,539)

331	U.S. Treasury Note 2-Year	Dec 2024	68,928,164	166,637

184	U.S. Treasury Note 5-Year	Dec 2024	20,218,437	18,745

51	U.S. Ultra 10-Year	Dec 2024	6,033,141	(12,685)

16	U.S. Ultra Bond	Dec 2024	2,129,500	(18,139)

				$105,019

Sales

78	U.S. Long Bond	Dec 2024	$ 9,686,625	$69,179

5	U.S. Treasury Note 10-Year	Dec 2024	571,406	149

				$69,328

Centrally Cleared Interest Rate Swaps

Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)

SOFR	Annual	4.81%	Annual	08/31/25	$—	USD	11,925,000	$(91,658)	$(91,658)

SOFR	Annual	4.70%	Annual	09/25/26	153	USD	830,000	(19,683)	(19,836)

SOFR	Annual	4.67%	Annual	05/17/26	—	USD	10,955,000	(189,724)	(189,724)

SOFR	Annual	4.25%	Annual	05/13/29	(9,824)	USD	9,240,000	(384,934)	(375,110)

SOFR	Annual	1.35%	Annual	05/11/54	515,808	USD	1,130,000	416,824	(98,984)

104	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Centrally Cleared Interest Rate Swaps — continued

Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)

4.50%	Annual	SOFR	Annual	05/13/27	$5,533	USD	14,850,000	$416,284	$410,751

4.95%	Annual	SOFR	Annual	03/08/25	—	USD	3,816,000	7,243	7,243

5.09%	Annual	SOFR	Annual	03/10/25	—	USD	10,650,000	26,756	26,756

5.11%	Annual	SOFR	Annual	03/09/25	—	USD	4,664,000	12,156	12,156

5.11%	Annual	SOFR	Annual	05/17/25	—	USD	21,385,000	114,203	114,203

									$(204,203)

Centrally Cleared Credit Default Swaps

Sell Protection

Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value

28,950,000	USD	12/20/29	1.00%	Quarterly	CDX.NA.IG.S43**	$(15,075)	$658,800	$643,725

*

The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

**

CDX.NA.IG — Markit North America Investment Grade CDS Index. Represents an index of one hundred twenty five (125) of the most liquid North American entities with investment grade credit ratings that trade in the CDS market.

Currency Abbreviations

EUR	—	Euro

USD	—	U.S. Dollar

Abbreviations

CLO	—	Collateralized Loan Obligation

CMT	—	Constant Maturity Treasury Index

EURIBOR	—	Euro Interbank Offered Rate

LIBOR	—	London Interbank Offered Rate

RFUCC	—	Refinitiv USD IBOR Consumer Cash Fallbacks

SOFR	—	Secured Overnight Financing Rate

STACR	—	Structured Agency Credit Risk

STRIPS	—	Separate Trading of Registered Interest and Principal of Securities

TBA	—	To Be Announced

See accompanying Notes to the Financial Statements.	105

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets

Debt Obligations	99.4

Swaps	0.0*

Futures Contracts	0.0*

Equities	0.0*

TBA Sale Commitments	(0.5)

Forward Foreign Currency Contracts	(1.1)

Short-Term Investment	1.1

Other Assets and Liabilities (net)	1.1

100.0

* Amount rounds to zero.

106	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	DEBT OBLIGATIONS — 93.1%

	Asset Backed Securities — 4.3%

220,000	AB BSL CLO 4 Ltd., Series 2023-4A, Class A, 7.28% (3 mo. USD Term SOFR + 2.00%), due 04/20/36(b) 144A	221,363

561,253	Aegis Asset-Backed Securities Trust, Series 2005-5, Class M1, 5.61% (1 mo. USD Term SOFR + 0.76%), due 12/25/35(b)	529,703

650,000	AGL CLO 22 Ltd., Series 2022-22A, Class D, 10.28% (3 mo. USD Term SOFR + 5.00%), due 10/20/35(b) 144A	655,052

500,000	AIMCO CLO 12 Ltd., Series 2020-12A, Class DR, 8.19% (3 mo. USD Term SOFR + 2.90%), due 01/17/32(b) 144A	501,242

830,000	AIMCO CLO 22 Ltd., Series 2024-22A, Class D, 8.73% (3 mo. USD Term SOFR + 3.40%), due 04/19/37(b) 144A	838,863

1,000,000	AMMC CLO 27 Ltd., Series 2022-27A, Class D, 11.29% (3 mo. USD Term SOFR + 6.01%), due 01/20/36(b) 144A	1,003,399

520,000	AMMC CLO 30 Ltd., Series 2024-30A, Class D, 9.79% (3 mo. USD Term SOFR + 4.50%), due 01/15/37(b) 144A	522,818

500,000	Apex Credit CLO Ltd., Series 2019-2A, Class D, 9.60% (3 mo. USD Term SOFR + 4.31%), due 10/25/32(b) 144A	500,751

720,000	Apex Credit CLO Ltd., Series 2020-1A, Class DRR, 9.64% (3 mo. USD Term SOFR + 4.32%), due 04/20/35(b) 144A	724,751

420,000	Apidos CLO XXII Ltd., Series 2015-22A, Class DR, 12.29% (3 mo. USD Term SOFR + 7.01%), due 04/20/31(b) 144A	421,733

850,000	Applebee’s Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.82%, due 03/05/53 144A	890,688

810,000	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE5, Class M1, 2.86% (1 mo. USD Term SOFR + 0.53%), due 07/25/36(b)	682,987

410,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.25%, due 02/20/27 144A	404,458

500,000	Bain Capital Credit CLO Ltd., Series 2021-4A, Class D, 8.64% (3 mo. USD Term SOFR + 3.36%), due 10/20/34(b) 144A	499,618

550,000	Bain Capital Credit CLO Ltd., Series 2022-2A, Class D1, 8.93% (3 mo. USD Term SOFR + 3.65%), due 04/22/35(b) 144A	551,491

500,000	Bain Capital Credit CLO Ltd., Series 2023-1A, Class D, 10.19% (3 mo. USD Term SOFR + 4.90%), due 04/16/36(b) 144A	507,028

550,000	Balboa Bay Loan Funding Ltd., Series 2022-1A, Class D, 9.28% (3 mo. USD Term SOFR + 4.00%), due 04/20/34(b) 144A	551,691

1,000,000	Ballyrock CLO 19 Ltd., Series 2022-19A, Class D, 12.39% (3 mo. USD Term SOFR + 7.11%), due 04/20/35(b) 144A	989,276

275,000	Ballyrock CLO Ltd., Series 2018-1A, Class C, 8.69% (3 mo. USD Term SOFR + 3.41%), due 04/20/31(b) 144A	275,690

415,000	Ballyrock CLO Ltd., Series 2019-1A, Class A2R, 7.11% (3 mo. USD Term SOFR + 1.81%), due 07/15/32(b) 144A	415,690

700,000	Barings CLO Ltd., Series 2015-2A, Class DR, 8.49% (3 mo. USD Term SOFR + 3.21%), due 10/20/30(b) 144A	701,847

250,000	Barings CLO Ltd., Series 2016-2A, Class ER2, 12.04% (3 mo. USD Term SOFR + 6.76%), due 01/20/32(b) 144A	251,003

590,000	Birch Grove CLO Ltd., Series 19A, Class D1RR, 9.17% (3 mo. USD Term SOFR + 3.85%), due 07/17/37(b) 144A	597,893

760,000	Blueberry Park CLO Ltd., Series 2024-1A, Class D1, 8.03% (3 mo. USD Term SOFR + 2.90%), due 10/20/37(b) 144A	761,692

850,000	BlueMountain CLO XXIX Ltd., Series 2020-29A, Class ER, 12.41% (3 mo. USD Term SOFR + 7.12%), due 07/25/34(b) 144A	822,294

1,400,000	Buckhorn Park CLO Ltd., Series 2019-1A, Class DR, 8.64% (3 mo. USD Term SOFR + 3.36%), due 07/18/34(b) 144A	1,402,071

See accompanying Notes to the Financial Statements.	107

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued

280,000	Canyon Capital CLO Ltd., Series 2021-1A, Class E, 11.97% (3 mo. USD Term SOFR + 6.67%), due 04/15/34(b) 144A	267,614

500,000	Canyon CLO Ltd., Series 2020-1A, Class BR, 7.26% (3 mo. USD Term SOFR + 1.96%), due 07/15/34(b) 144A	500,434

255,000	Canyon CLO Ltd., Series 2021-4A, Class B, 7.26% (3 mo. USD Term SOFR + 1.96%), due 10/15/34(b) 144A	255,591

460,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-1A, Class DR3, 8.49% (3 mo. USD Term SOFR + 3.21%), due 07/20/31(b) 144A	460,805

1,475,000	Carlyle U.S. CLO Ltd., Series 2019-4A, Class A2R, 7.05% (3 mo. USD Term SOFR + 1.75%), due 04/15/35(b) 144A	1,476,277

510,000	Carlyle U.S. CLO Ltd., Series 2021-8A, Class B, 7.21% (3 mo. USD Term SOFR + 1.91%), due 10/15/34(b) 144A	511,101

1,480,000	CarVal CLO XI C Ltd., Series 2024-3A, Class D1, 7.57% (3 mo. USD Term SOFR + 3.00%), due 10/20/37(b) 144A	1,485,227

1,020,000	CBAM Ltd., Series 2018-6A, Class B2R, 7.66% (3 mo. USD Term SOFR + 2.36%), due 01/15/31(b) 144A	1,022,375

370,000	CIFC Funding Ltd., Series 2017-3A, Class D1R, 8.98% (3 mo. USD Term SOFR + 3.70%), due 04/20/37(b) 144A	375,343

750,000	CIFC Funding Ltd., Series 2018-1A, Class C, 7.29% (3 mo. USD Term SOFR + 2.01%), due 04/18/31(b) 144A	750,893

255,000	Clover CLO Ltd., Series 2019-1A, Class BR, 7.13% (3 mo. USD Term SOFR + 1.85%), due 04/18/35(b) 144A	255,255

900,000	Dryden 70 CLO Ltd., Series 2018-70A, Class E, 11.60% (3 mo. USD Term SOFR + 6.31%), due 01/16/32(b) 144A	887,116

350,000	Elmwood CLO XI Ltd., Series 2021-4A, Class B, 7.14% (3 mo. USD Term SOFR + 1.86%), due 10/20/34(b) 144A	350,721

500,000	Empower CLO Ltd., Series 2023-2A, Class C, 8.70% (3 mo. USD Term SOFR + 3.40%), due 07/15/36(b) 144A	506,659

100,563	Falcon Aerospace Ltd., Series 2017-1, 4.58%, due 02/15/42 144A	98,553

250,000	Fortress Credit BSL XII Ltd., Series 2021-4A, Class E, 12.69% (3 mo. USD Term SOFR + 7.39%), due 10/15/34(b) 144A	232,269

1,290,000	FS Rialto Issuer LLC, Series 2022-FL7, Class A, 7.99% (1 mo. USD Term SOFR + 2.90%), due 10/19/39(b) 144A	1,296,850

510,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class DR, 8.07% (3 mo. USD Term SOFR + 2.95%), due 11/22/31(b) 144A	510,968

500,000	Gallatin Funding Ltd., Series 2023-1A, Class C1, 9.15% (3 mo. USD Term SOFR + 3.85%), due 10/14/35(b) 144A	504,945

1,060,000	Generate CLO 7 Ltd., Series 7A, Class BR, 7.48% (3 mo. USD Term SOFR + 2.20%), due 04/22/37(b) 144A	1,073,676

1,380,000	GoldenTree Loan Management U.S. CLO 16 Ltd., Series 2022-16A, Class DR, 10.03% (3 mo. USD Term SOFR + 4.75%), due 01/20/34(b) 144A	1,398,671

750,000	GoldenTree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class D, 8.39% (3 mo. USD Term SOFR + 3.11%), due 04/20/30(b) 144A	752,017

220,000	Golub Capital Partners CLO 66B Ltd., Series 2023-66A, Class A, 7.23% (3 mo. USD Term SOFR + 1.95%), due 04/25/36(b) 144A	221,422

570,000	Golub Capital Partners CLO 76 B Ltd., Series 2024-76A, Class D1, 7.64% (3 mo. USD Term SOFR + 2.90%), due 10/25/37(b) 144A	570,852

250,000	Greenwood Park CLO Ltd., Series 2018-1A, Class E, 10.51% (3 mo. USD Term SOFR + 5.21%), due 04/15/31(b) 144A	248,125

630,000	Greystone CRE Notes, Series 2024-HC3, Class D, 10.43% (1 mo. USD Term SOFR + 5.33%), due 03/15/41(b) 144A	630,030

250,000	Greywolf CLO II Ltd., Series 2019-1RA, Class CR, 9.20% (3 mo. USD Term SOFR + 3.91%), due 04/17/34(b) 144A	250,342

108	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)
September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued

255,000	Greywolf CLO VI Ltd., Series 2018-1A, Class A2, 7.17% (3 mo. USD Term SOFR + 1.89%), due 04/26/31(b) 144A	255,292

750,000	Greywolf CLO VI Ltd., Series 2018-1A, Class D, 11.29% (3 mo. USD Term SOFR + 6.01%), due 04/26/31(b) 144A	751,419

48,168	GSAA Home Equity Trust, Series 2007-7, Class A4, 5.51% (1 mo. USD Term SOFR + 0.65%), due 07/25/37(b)	45,414

290,000	HalseyPoint CLO I Ltd., Series 2019-1A, Class F, 13.74% (3 mo. USD Term SOFR + 8.46%), due 01/20/33(b) 144A	264,481

840,000	Hayfin U.S. XV Ltd., Series 2024-15A, Class D1, 9.60% (3 mo. USD Term SOFR + 4.26%), due 04/28/37(b) 144A	856,693

730,000	Katayma CLO II Ltd., Series 2024-2A, Class D, 9.79% (3 mo. USD Term SOFR + 4.50%), due 04/20/37(b) 144A	746,331

870,000	KREF Ltd., Series 2022-FL3, Class A, 6.41% (1 mo. USD Term SOFR + 1.45%), due 02/17/39(b) 144A	869,456

138,762	Long Beach Mortgage Loan Trust, Series 2005-1, Class M4, 6.24% (1 mo. USD Term SOFR + 1.39%), due 02/25/35(b)	137,083

250,000	Madison Park Funding XLVIII Ltd., Series 2021-48A, Class B, 6.99% (3 mo. USD Term SOFR + 1.71%), due 04/19/33(b) 144A	250,721

780,000	Madison Park Funding XXIV Ltd., Series 2016-24A, Class DR2, 8.23% (3 mo. USD Term SOFR + 2.95%), due 10/20/29(b) 144A	783,562

1,300,000	Madison Park Funding XXVIII Ltd., Series 2018-28A, Class E, 10.81% (3 mo. USD Term SOFR + 5.51%), due 07/15/30(b) 144A	1,305,011

650,000	Magnetite XII Ltd., Series 2015-12A, Class ER, 11.24% (3 mo. USD Term SOFR + 5.94%), due 10/15/31(b) 144A	652,821

550,000	Magnetite XXII Ltd., Series 2019-22A, Class DRR, 8.18% (3 mo. USD Term SOFR + 2.90%), due 07/15/36(b) 144A	550,763

1,435,000	Magnetite XXIV Ltd., Series 2019-24A, Class BR, 7.05% (3 mo. USD Term SOFR + 1.75%), due 04/15/35(b) 144A	1,436,614

372,557	Mill City Solar Loan Ltd., Series 2019-1A, Class A, 4.34%, due 03/20/43 144A	353,236

465,031	Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.71%, due 12/20/46 144A	387,215

1,050,000	Mountain View CLO XVI Ltd., Series 2022-1A, Class DR, 9.49% (3 mo. USD Term SOFR + 4.19%), due 04/15/34(b) 144A	1,060,500

600,535	National Collegiate Student Loan Trust, Series 2007-2, Class A4, 5.26% (1 mo. USD Term SOFR + 0.40%), due 01/25/33(b)	567,992

363,477	Navient Private Education Refi Loan Trust, Series 2018-CA, Class B, 4.22%, due 06/16/42 144A	356,364

1,349,450	Neighborly Issuer LLC, Series 2023-1A, Class A2, 7.31%, due 01/30/53 144A	1,391,552

250,000	Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class DR2, 11.46% (3 mo. USD Term SOFR + 6.18%), due 10/21/30(b) 144A	250,847

750,000	Neuberger Berman Loan Advisers CLO 25 Ltd., Series 2017-25A, Class D1R2, 8.42% (3 mo. USD Term SOFR + 3.10%), due 07/18/38(b) 144A	755,610

540,000	Neuberger Berman Loan Advisers CLO 31 Ltd., Series 2019-31A, Class DR, 8.79% (3 mo. USD Term SOFR + 3.51%), due 04/20/31(b) 144A	541,570

750,000	Neuberger Berman Loan Advisers CLO 33 Ltd., Series 2019-33A, Class DR, 8.45% (3 mo. USD Term SOFR + 3.16%), due 10/16/33(b) 144A	752,254

500,000	Neuberger Berman Loan Advisers CLO 34 Ltd., Series 2019-34A, Class CR, 7.38% (3 mo. USD Term SOFR + 2.10%), due 01/20/35(b) 144A	500,819

480,000	Neuberger Berman Loan Advisers CLO 44 Ltd., Series 2021-44A, Class E, 11.55% (3 mo. USD Term SOFR + 6.26%), due 10/16/34(b) 144A	482,664

700,000	Ocean Trails CLO IX, Series 2020-9A, Class CR, 8.11% (3 mo. USD Term SOFR + 2.81%), due 10/15/34(b) 144A	701,040

750,000	Ocean Trails CLO IX, Series 2020-9A, Class DR, 9.31% (3 mo. USD Term SOFR + 4.01%), due 10/15/34(b) 144A	751,878

See accompanying Notes to the Financial Statements.	109

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued

620,000	Ocean Trails CLO XII Ltd., Series 2022-12A, Class D1R, 8.65% (3 mo. USD Term SOFR + 3.50%), due 07/20/35(b) 144A	621,234

930,000	Ocean Trails CLO XIV Ltd., Series 2023-14A, Class A1, 7.28% (3 mo. USD Term SOFR + 2.00%), due 01/20/35(b) 144A	932,781

1,285,000	OCP CLO Ltd., Series 2015-9A, Class BR2, 7.05% (3 mo. USD Term SOFR + 1.75%), due 01/15/33(b) 144A	1,286,226

630,000	OCP CLO Ltd., Series 2016-11A, Class DR2, 8.98% (3 mo. USD Term SOFR + 3.70%), due 04/26/36(b) 144A	635,489

990,000	OCP CLO Ltd., Series 2023-27A, Class DR, 8.67% (3 mo. USD Term SOFR + 3.35%), due 07/16/35(b) 144A	997,788

500,000	Octagon Investment Partners 32 Ltd., Series 2017-1A, Class D, 8.96% (3 mo. USD Term SOFR + 3.66%), due 07/15/29(b) 144A	501,255

325,000	Octagon Investment Partners 35 Ltd., Series 2018-1A, Class C, 8.14% (3 mo. USD Term SOFR + 2.86%), due 01/20/31(b) 144A	321,585

900,000	OHA Credit Funding 11 Ltd., Series 2022-11A, Class D1R, 8.06% (3 mo. USD Term SOFR + 2.85%), due 07/19/37(b) 144A	901,551

275,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class BR, 7.14% (3 mo. USD Term SOFR + 1.86%), due 04/21/34(b) 144A	275,275

1,000,000	OHA Credit Funding 4 Ltd., Series 2019-4A, Class BR, 7.19% (3 mo. USD Term SOFR + 1.91%), due 10/22/36(b) 144A	1,002,256

500,000	OHA Credit Funding 7 Ltd., Series 2020-7A, Class AR, 6.58% (3 mo. USD Term SOFR + 1.30%), due 02/24/37(b) 144A	500,480

850,000	Option One Mortgage Loan Trust, Series 2005-3, Class M4, 5.90% (1 mo. USD Term SOFR + 1.04%), due 08/25/35(b)	723,238

605,000	OZLM XXIII Ltd., Series 2019-23A, Class B1R, 7.41% (3 mo. USD Term SOFR + 2.11%), due 04/15/34(b) 144A	605,030

300,000	Palmer Square CLO Ltd., Series 2021-4A, Class B, 7.21% (3 mo. USD Term SOFR + 1.91%), due 10/15/34(b) 144A	300,375

1,280,000	Palmer Square CLO Ltd., Series 2022-3A, Class D1R, 8.13% (3 mo. USD Term SOFR + 2.95%), due 07/20/37(b) 144A	1,288,015

250,000	Palmer Square Loan Funding Ltd., Series 2021-2A, Class B, 6.79% (3 mo. USD Term SOFR + 1.66%), due 05/20/29(b) 144A	250,542

990,000	Palmer Square Loan Funding Ltd., Series 2022-3A, Class CR, 8.30% (3 mo. USD Term SOFR + 3.00%), due 04/15/31(b) 144A	992,117

1,030,000	Palmer Square Loan Funding Ltd., Series 2024-1A, Class B, 6.91% (3 mo. USD Term SOFR + 1.80%), due 10/15/32(b) 144A	1,031,030

250,000	Parallel Ltd., Series 2017-1A, Class CR, 7.54% (3 mo. USD Term SOFR + 2.26%), due 07/20/29(b) 144A	249,635

575,000	Park Avenue Institutional Advisers CLO Ltd., Series 2021-2A, Class B, 7.31% (3 mo. USD Term SOFR + 2.01%), due 07/15/34(b) 144A	576,122

390,000	Peace Park CLO Ltd., Series 2021-1A, Class E, 11.54% (3 mo. USD Term SOFR + 6.26%), due 10/20/34(b) 144A	392,010

1,005,000	PPM CLO Ltd., Series 2018-1A, Class B2, 7.41% (3 mo. USD Term SOFR + 2.11%), due 07/15/31(b) 144A	1,006,194

520,000	Rad CLO 21 Ltd., Series 2023-21A, Class D, 9.68% (3 mo. USD Term SOFR + 4.40%), due 01/25/33(b) 144A	521,268

800,000	Renew, Series 2024-2A, Class M, 6.83%, due 11/20/60 144A	801,759

1,160,000	Residential Asset Securities Corporation Trust, Series 2006-KS2, Class M3, 5.58% (1 mo. USD Term SOFR + 0.73%), due 03/25/36(b)	1,130,503

872,206	Rockford Tower CLO Ltd., Series 2018-1A, Class A, 6.49% (3 mo. USD Term SOFR + 1.36%), due 05/20/31(b) 144A	873,772

325,000	Rockford Tower CLO Ltd., Series 2021-3A, Class B, 7.29% (3 mo. USD Term SOFR + 2.01%), due 10/20/34(b) 144A	325,643

110	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued

720,000	RR 18 Ltd., Series 2021-18A, Class D, 11.81% (3 mo. USD Term SOFR + 6.51%), due 10/15/34(b) 144A	720,242

430,000	Sculptor CLO XXVI Ltd., Series 26A, Class E, 12.79% (3 mo. USD Term SOFR + 7.51%), due 07/20/34(b) 144A	419,931

1,253,268	Sierra Timeshare Receivables Funding LLC, Series 2024-2A, Class D, 7.48%, due 06/20/41 144A	1,275,750

515,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D, 8.44% (3 mo. USD Term SOFR + 3.16%), due 04/20/34(b) 144A	516,138

50,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 8.30%, due 06/15/32(c)	50,278

50,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 7.92%, due 03/15/33(c)	50,366

280,280	SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86%, due 01/15/53 144A	251,813

1,500,000	SMB Private Education Loan Trust, Series 2023-B, Class B, 5.77%, due 10/16/56 144A	1,531,352

1,250,000	SMB Private Education Loan Trust, Series 2024-D, Class D, 7.51%, due 07/15/53 144A	1,290,369

940,000	Southwick Park CLO LLC, Series 2019-4A, Class DR, 8.49% (3 mo. USD Term SOFR + 3.21%), due 07/20/32(b) 144A	941,495

443,467	Stonepeak ABS, Series 2021-1A, Class A, 2.68%, due 02/28/33 144A	421,366

1,000,000	Symphony CLO XXV Ltd., Series 2021-25A, Class D, 9.14% (3 mo. USD Term SOFR + 3.86%), due 04/19/34(b) 144A	1,001,815

790,000	Trinitas CLO XXVI Ltd., Series 2023-26A, Class C, 8.23% (3 mo. USD Term SOFR + 2.95%), due 01/20/35(b) 144A	794,776

1,190,000	Trinitas CLO XXVII Ltd., Series 2024-27A, Class D1, 9.55% (3 mo. USD Term SOFR + 4.30%), due 04/18/37(b) 144A	1,214,270

620,000	Valley Stream Park CLO Ltd., Series 2022-1A, Class DR, 9.43% (3 mo. USD Term SOFR + 4.15%), due 10/20/34(b) 144A	622,892

500,000	Venture 43 CLO Ltd., Series 2021-43A, Class D, 9.03% (3 mo. USD Term SOFR + 3.73%), due 04/15/34(b) 144A	494,518

660,000	Voya CLO Ltd., Series 2017-2A, Class A2AR, 7.21% (3 mo. USD Term SOFR + 1.91%), due 06/07/30(b) 144A	661,794

260,000	Voya CLO Ltd., Series 2017-3A, Class DR, 12.49% (3 mo. USD Term SOFR + 7.21%), due 04/20/34(b) 144A	256,596

690,000	Warwick Capital CLO 3 Ltd., Series 2024-3A, Class D, 9.82% (3 mo. USD Term SOFR + 4.50%), due 04/20/37(b) 144A	708,176

260,000	Whitebox CLO II Ltd., Series 2020-2A, Class A1R, 6.77% (3 mo. USD Term SOFR + 1.48%), due 10/24/34(b) 144A	260,208

250,000	Wind River CLO Ltd., Series 2021-4A, Class B, 7.19% (3 mo. USD Term SOFR + 1.91%), due 01/20/35(b) 144A	250,165

		83,655,908

	Bank Loans — 10.2%

1,133,900	19th Holdings Golf LLC, 2022 Term Loan B, 8.21% (1 mo. USD Term SOFR + 3.25%), due 02/07/29(b)	1,114,057

1,239,000	AAL Delaware Holdco, Inc., 2024 Term Loan B, 8.35% (1 mo. USD Term SOFR + 3.50%), due 07/30/31(b)	1,245,582

480,000	A-AP Buyer, Inc., Term Loan B, 7.85% (3 mo. USD Term SOFR + 3.25%), due 09/09/31(b)	483,000

1,458,947	Access CIG LLC, 2023 Term Loan, 10.25% (3 mo. USD Term SOFR + 5.00%), due 08/18/28(b)	1,466,893

1,882,840	Acrisure LLC, 2024 Term Loan B6, 8.21% (1 mo. USD Term SOFR + 3.25%), due 11/06/30(b)	1,868,013

142,821	Adtalem Global Education, Inc., 2024 1st Lien Term Loan B, 7.60% (1 mo. USD Term SOFR + 2.75%), due 08/12/28(b)	143,118

See accompanying Notes to the Financial Statements.	111

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)		Description	Value ($)

		Bank Loans — continued

1,185,254		Advisor Group, Inc., 2024 Term Loan, 8.85% (1 mo. USD Term SOFR + 4.00%), due 08/17/28(b)	1,174,389

1,396,500		AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, 8.70% (1 mo. USD Term SOFR + 3.50%), due 07/31/28(b)	1,396,341

1,744,832		A-L Parent LLC, 2023 Take Back Term Loan, 10.35% (1 mo. USD Term SOFR + 5.50%), due 06/30/28(b)	1,743,195

765,892		Allen Media LLC, 2021 Term Loan B, 10.25% (3 mo. USD Term SOFR + 5.50%), due 02/10/27(b)	495,915

1,420,000		Alliance Laundry Systems LLC, 2024 Term Loan B, 8.35% (1 mo. USD Term SOFR + 3.50%), due 08/19/31(b)	1,424,564

2,063,266		Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 8.70% (1 mo. USD Term SOFR + 3.75%), due 05/12/28(b)	2,045,599

910,000		Allwyn International AS, Term Loan B TBD, due 06/02/31(d)	910,284

1,790,000		Alpha Generation LLC, Term Loan B TBD, due 09/19/31(d)	1,792,237

2,861,000		Amentum Government Services Holdings LLC, 2024 Term Loan B TBD, due 07/30/31(d)	2,855,636

1,118,963		American Greetings Corp., 2024 Term Loan B, 10.60% (1 mo. USD Term SOFR + 5.75%), due 10/30/29(b)	1,129,686

144,062		Apollo Commercial Real Estate Finance, Inc., 2021 Incremental Term Loan B1, 8.46% (1 mo. USD Term SOFR + 3.50%), due 03/11/28(b)	140,821

496,073		Apollo Commercial Real Estate Finance, Inc., Term Loan B, 7.71% (1 mo. USD Term SOFR + 2.75%), due 05/15/26(b)	492,353

1,268,285		Arctic Canadian Diamond Co. Ltd., 2nd Lien PIK Term Loan, 10.00% (10.00% Fixed or PIK), due 12/31/27(b)(e)(f)	1,191,934

1,502,450		AssuredPartners, Inc., 2024 Incremental Term Loan B5, 8.35% (1 mo. USD Term SOFR + 3.50%), due 02/14/31(b)	1,502,785

900,000		Asurion LLC, 2021 Second Lien Term Loan B4, 10.21% (1 mo. USD Term SOFR + 5.25%), due 01/20/29(b)	835,102

487,904		Asurion LLC, 2021 Term Loan B9, 8.21% (1 mo. USD Term SOFR + 3.25%), due 07/31/27(b)	481,544

600,766		Asurion LLC, 2022 Term Loan B10, 8.95% (1 mo. USD Term SOFR + 4.00%), due 08/19/28(b)	591,989

1,458,177		Autokiniton U.S. Holdings, Inc., 2024 Term Loan B, 8.96% (1 mo. USD Term SOFR + 4.00%), due 04/06/28(b)	1,459,999

666,887		Barnes Group, Inc., 2024 Term Loan, 7.35% (1 mo. USD Term SOFR + 2.50%), due 09/03/30(b)	668,221

685,080		Bausch & Lomb Corp., 2023 Incremental Term Loan, 8.85% (1 mo. USD Term SOFR + 4.00%), due 09/29/28(b)	684,794

1,118,000	EUR	Belron Luxembourg SARL, 2021 EUR Term Loan B, 6.01% (3 mo. EURIBOR + 2.43%), due 04/13/28(b)	1,251,123

778,050		Blackhawk Network Holdings, Inc., 2024 Term Loan, 9.85% (1 mo. USD Term SOFR + 5.00%), due 03/12/29(b)	782,346

1,492,137		Blackstone Mortgage Trust, Inc., 2019 Term Loan B, 7.21% (1 mo. USD Term SOFR + 2.25%), due 04/23/26(b)	1,477,215

570,000		Boost Newco Borrower LLC, 2024 USD Term Loan B, 7.10% (3 mo. USD Term SOFR + 2.50%), due 01/31/31(b)	570,763

539,751		Brown Group Holding LLC, 2022 Incremental Term Loan B2, 8.00% (3 mo. USD Term SOFR + 2.75%), due 07/01/31(b)	539,173

337,653		Brown Group Holding LLC, 2022 Incremental Term Loan B2, 7.60% (1 mo. USD Term SOFR + 2.75%), due 07/01/31(b)	337,291

256,125		Brown Group Holding LLC, 2022 Incremental Term Loan B2, 7.81% (3 mo. USD Term SOFR + 2.75%), due 07/01/31(b)	255,851

491,865		Brown Group Holding LLC, Term Loan B, 7.60% (1 mo. USD Term SOFR + 2.75%), due 07/01/31(b)	491,198

112	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Bank Loans — continued

1,054,700	Caesars Entertainment, Inc., 2024 Term Loan B1, 7.60% (1 mo. USD Term SOFR + 2.75%), due 02/06/31(b)	1,056,101

302,400	Caesars Entertainment, Inc., Term Loan B, 7.60% (1 mo. USD Term SOFR + 2.75%), due 02/06/30(b)	302,886

1,001,552	Camelot U.S. Acquisition LLC, 2024 Term Loan B, 7.60% (1 mo. USD Term SOFR + 2.75%), due 01/31/31(b)	1,001,177

1,361,918	Cardinal Parent, Inc., 2020 Term Loan B, 9.25% (3 mo. USD Term SOFR + 4.50%), due 11/12/27(b)	1,275,664

632,636	CB Poly U.S. Holdings, Inc., Term Loan B, 10.10% (3 mo. USD Term SOFR + 5.50%), due 05/18/29(b)	618,797

914,193	Cengage Learning, Inc., 2024 Term Loan B, 9.54% (6 mo. USD Term SOFR + 4.25%), due 03/22/31(b)	917,413

1,987,488	Central Parent, Inc., 2024 Term Loan B, 7.85% (3 mo. USD Term SOFR + 3.25%), due 07/06/29(b)	1,968,322

359,100	Chromalloy Corp., 2024 Term Loan B TBD, due 03/27/31(d)	341,953

488,775	Chromalloy Corp., 2024 Term Loan B, 9.08% (3 mo. USD Term SOFR + 3.75%), due 03/27/31(b)	465,436

1,031,539	Cinemark USA, Inc., 2023 Term Loan B, 8.10% (1 mo. USD Term SOFR + 3.25%), due 05/24/30(b)	1,034,117

436,186	Cinemark USA, Inc., 2023 Term Loan B, 7.85% (3 mo. USD Term SOFR + 3.25%), due 05/24/30(b)	437,276

2,425,329	Citadel Securities LP, 2024 Term Loan B, 7.10% (1 mo. USD Term SOFR + 2.25%), due 07/29/30(b)	2,427,148

897,750	Clarios Global LP, 2024 USD Term Loan B, 7.35% (1 mo. USD Term SOFR + 2.50%), due 05/06/30(b)	899,808

178,206	Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, 8.96% (1 mo. USD Term SOFR + 4.00%), due 08/23/28(b)	178,132

497,489	Cloud Software Group, Inc., 2024 USD Term Loan B, 8.60% (3 mo. USD Term SOFR + 4.00%), due 03/30/29(b)	495,948

160,000	Cloudera, Inc., 2021 Second Lien Term Loan, 10.95% (1 mo. USD Term SOFR + 6.00%), due 10/08/29(b)	151,200

813,740	Cloudera, Inc., 2021 Term Loan, 8.70% (1 mo. USD Term SOFR + 3.75%), due 10/08/28(b)	794,796

1,174,760	CommScope, Inc., 2019 Term Loan B, 8.21% (1 mo. USD Term SOFR + 3.25%), due 04/06/26(b)	1,141,965

413,506	Community Brands Private, Term Loan, 9.92% (3 mo. USD Term SOFR + 5.25%), due 06/13/29(b)	409,375

430,000	Cotiviti Corp., 2024 Fixed Term Loan B, 7.63% (3 mo. USD Term SOFR + 7.63%), due 05/01/31(b)	432,822

914,951	Cotiviti Corp., 2024 Term Loan, 8.45% (1 mo. USD Term SOFR + 3.25%), due 05/01/31(b)	914,951

3,491,317	Crown Subsea Communications Holding, Inc., 2024 Term Loan B1, 9.25% (3 mo. USD Term SOFR + 4.00%), due 01/30/31(b)	3,516,193

584,412	CTC Holdings LP, Term Loan B, 10.27% (3 mo. USD Term SOFR + 5.00%), due 02/20/29(b)	579,298

2,010,000	Darktrace PLC, Term Loan TBD, due 07/02/31(d)	1,980,477

1,683,585	DCert Buyer, Inc., 2019 Term Loan B, 8.85% (1 mo. USD Term SOFR + 4.00%), due 10/16/26(b)	1,638,076

915,200	DCert Buyer, Inc., 2021 2nd Lien Term Loan, 11.85% (1 mo. USD Term SOFR + 7.00%), due 02/19/29(b)	782,496

829,444	Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 8.35% (3 mo. USD Term SOFR + 3.75%), due 04/09/27(b)	813,719

288,100	Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan, 12.35% (3 mo. USD Term SOFR + 6.75%), due 04/07/28(b)	282,626

See accompanying Notes to the Financial Statements.	113

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)		Description	Value ($)

		Bank Loans — continued

3,255,652		DirecTV Financing LLC, 2024 Term Loan, 10.21% (1 mo. USD Term SOFR + 5.25%), due 08/02/29(b)	3,208,174

1,147,125		DS Parent, Inc., Term Loan B, 10.10% (3 mo. USD Term SOFR + 5.50%), due 01/31/31(b)	1,118,925

1,260,000		Dynamo U.S. Bidco, Inc., USD Term Loan B TBD, due 09/26/31(d)	1,261,575

346,125		Electron BidCo, Inc., 2021 Term Loan, 7.96% (1 mo. USD Term SOFR + 3.00%), due 11/01/28(b)	346,936

190,000		EMRLD Borrower LP, 2024 Term Loan B, 7.56% (3 mo. USD Trem SOFR + 2.50%, 5.50% PIK), due 08/04/31(b)	189,881

1,499,807		EMRLD Borrower LP, Term Loan B, 7.56% (3 mo. USD Term SOFR + 2.50%), due 05/31/30(b)	1,498,636

333,450		EP Purchaser LLC, 2021 Term Loan B, 8.37% (3 mo. USD Term SOFR + 3.50%), due 11/06/28(b)	334,544

441,000		Evertec Group LLC, 2023 Term Loan B, 8.10% (1 mo. USD Term SOFR + 3.25%), due 10/30/30(b)	442,654

1,206,894		EyeCare Partners LLC, 2024 Second Out Term Loan B, 9.99% (3 mo. USD Term SOFR + 4.61%), due 11/30/28(b)	874,998

68,598		EyeCare Partners LLC, 2024 Third Out Term Loan C, 12.13% (3 mo. USD Term SOFR + 6.75%), due 11/30/28(b)	13,720

109,433		First Brands Group LLC, 2021 Term Loan, 10.25% (3 mo. USD Term SOFR + 5.00%), due 03/30/27(b)	108,517

1,500,106		First Brands Group LLC, 2022 Incremental Term Loan, 10.51% (3 mo. USD Term SOFR + 5.00%), due 03/30/27(b)	1,487,918

696,500		First Eagle Investment Management LLC, 2024 Term Loan B2, 7.60% (3 mo. USD Term SOFR + 3.00%), due 03/05/29(b)	692,093

2,528,439		Focus Financial Partners LLC, 2024 Term Loan B8, 8.10% (1 mo. USD Term SOFR + 3.25%), due 09/11/31(b)	2,523,304

2,440,000		Fortress Intermediate 3, Inc., Term Loan B, 8.60% (1 mo. USD Term SOFR + 3.75%), due 06/27/31(b)	2,436,189

893,182		Four Seasons Hotels Ltd., 2024 1st Lien Term Loan B, 6.61% (1 mo. USD Term SOFR + 1.75%), due 11/30/29(b)	894,484

643,739		Gainwell Acquisition Corp., Term Loan B, 8.70% (3 mo. USD Term SOFR + 4.00%), due 10/01/27(b)	614,167

3,027,530		Garda World Security Corp., 2024 Term Loan B, 8.60% (1 mo. USD Term SOFR + 3.50%), due 02/01/29(b)	3,030,842

1,300,000		Genesee & Wyoming, Inc., 2024 Term Loan B, 6.60% (3 mo. USD Term SOFR + 2.00%), due 04/10/31(b)	1,298,510

683,565		Genesys Cloud Services Holdings II LLC, Term Loan B, 8.71% (1 mo. USD Term SOFR + 3.75%), due 12/01/27(b)	684,932

506,639		GEO Group, Inc., 2024 Term Loan B, 10.10% (1 mo. USD Term SOFR + 5.25%), due 04/13/29(b)	515,188

1,412,055		Global Medical Response, Inc., 2024 PIK Term Loan, 10.46% (1 mo. USD Term SOFR + 5.50%), due 10/31/28(b)	1,405,877

1,550,000		Global Tel*Link Corp., 2024 Term Loan, 12.35% (1 mo. USD Term SOFR + 7.50%), due 08/06/29(b)	1,501,950

1,973,680		Gray Television, Inc., 2021 Term Loan D, 8.32% (1 mo. USD Term SOFR + 3.00%), due 12/01/28(b)	1,825,346

418,950		Gray Television, Inc., 2024 Term Loan B, 10.45% (1 mo. USD Term SOFR + 5.25%), due 06/04/29(b)	403,705

516,738		Greystone Select Financial LLC, Term Loan B, 10.54% (3 mo. USD Term SOFR + 5.00%), due 06/16/28(b)	516,093

372,000	EUR	GTCR W Merger Sub LLC, 2024 EUR Term Loan B, 6.10% (3 mo. EURIBOR + 2.75%), due 01/31/31(b)	416,497

114	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)		Description	Value ($)

		Bank Loans — continued

979,526		Harbor Freight Tools USA, Inc., 2024 Term Loan B, 7.35% (1 mo. USD Term SOFR + 2.50%), due 06/05/31(b)	965,446

130,474		Harbor Freight Tools USA, Inc., 2024 Term Loan B, 7.24% (6 mo. USD Term SOFR + 2.50%), due 06/05/31(b)	128,598

177,300		Howden Group Holdings Ltd., 2024 Term Loan B, 8.35% (1 mo. USD Term SOFR + 3.50%), due 04/18/30(b)	177,614

975,744		Hudson River Trading LLC, 2021 Term Loan, 7.96% (1 mo. USD Term SOFR + 3.00%), due 03/20/28(b)	975,592

1,543,898		II-VI, Inc., 2024 Term Loan B, 7.35% (1 mo. USD Term SOFR + 2.50%), due 07/02/29(b)	1,546,214

870,000		Indy U.S. Holdco LLC, 2024 USD Term Loan B, 9.60% (1 mo. USD Term SOFR + 4.75%), due 03/06/28(b)	868,550

92,899		International Textile Group, Inc., 2023 Last Out Term Loan, 6.48% (3 mo. USD Trem SOFR + 2.50%, 5.50% PIK), due 09/30/27(b)	60,384

1,273,104		International Textile Group, Inc., 2023 Term Loan, 13.98% (3 mo. USD Term SOFR + 8.65%), due 09/30/27(b)	1,269,132

1,008,354		IXS Holdings, Inc., 2020 Term Loan B, 8.95% (3 mo. USD Term SOFR + 4.25%), due 03/05/27(b)	984,406

403,153		Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, 7.10% (1 mo. USD Term SOFR + 2.25%), due 05/05/28(b)	403,180

340,000		Johnstone Supply LLC, Term Loan, 8.17% (1 mo. USD Term SOFR + 3.00%), due 06/09/31(b)	339,447

1,140,000		Kaman Corp., 2024 Term Loan, 8.10% (3 mo. USD Term SOFR + 3.50%), due 04/21/31(b)	1,145,700

368		Knight Health Holdings LLC, Term Loan B, 10.21% (1 mo. USD Term SOFR + 5.25%), due 12/23/28(b)	213

850,588	EUR	Kohler Energy Co. LLC, EUR Term Loan B, 8.13% (1 mo. EURIBOR + 4.75%), due 05/01/31(b)	956,419

1,114,242		Liberty Tire Recycling Holdco LLC, 2021 Term Loan, 9.46% (1 mo. USD Term SOFR + 4.50%), due 05/05/28(b)	1,081,511

760,650		LIDS Holdings, Inc., Term Loan, 10.61% (1 mo. USD Term SOFR + 5.50%), due 12/14/26(b)	755,896

2,880,089		LifePoint Health, Inc., 2024 1st Lien Term Loan B TBD, due 05/16/31(d)	2,875,769

359,100		LifePoint Health, Inc., 2024 Incremental Term Loan B, 8.96% (1 mo. USD Term SOFR + 4.00%), due 05/17/31(b)	359,549

4,412,579		LifePoint Health, Inc., 2024 Term Loan B, 10.05% (3 mo. USD Term SOFR + 4.75%), due 11/16/28(b)	4,414,944

2,683,000	EUR	Lorca Holdco Ltd., 2024 EUR Term Loan B3, 7.20% (6 mo. USD Term SOFR + 3.50%), due 03/25/31(b)	3,002,280

1,595,000		Lorca Holdco Ltd., 2024 EUR Term Loan B3 TBD, due 03/25/31(d)	1,784,807

308,450		Lorca Holdco Ltd., 2024 USD Term Loan, 8.10% (3 mo. USD Term SOFR + 3.50%), due 03/25/31(b)	309,221

680,750		LRS Holdings LLC, Term Loan B, 9.21% (1 mo. USD Term SOFR + 4.25%), due 08/31/28(b)	648,414

653,858		McGraw-Hill Global Education Holdings LLC, 2024 Term Loan B, 8.60% (3 mo. USD Term SOFR + 4.00%), due 08/06/31(b)	657,127

567,150		Medline Borrower LP, 2024 Term Loan B, 7.60% (1 mo. USD Term SOFR + 2.75%), due 10/23/28(b)	567,995

530,000		Medline Borrower LP, 2024 USD Add-on Term Loan B, 7.10% (1 mo. USD Term SOFR + 2.25%), due 10/23/28(b)	530,000

2,575,545		MI Windows and Doors LLC, 2024 Term Loan B2, 8.35% (1 mo. USD Term SOFR + 3.50%), due 03/28/31(b)	2,587,619

788,376		Michaels Cos., Inc., 2021 Term Loan B, 9.12% (3 mo. USD Term SOFR + 4.25%), due 04/17/28(b)	633,986

See accompanying Notes to the Financial Statements.	115

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)		Description	Value ($)

		Bank Loans — continued

1,670,000		Mitchell International, Inc., 2024 1st Lien Term Loan, 8.10% (1 mo. USD Term SOFR + 3.25%), due 06/17/31(b)	1,647,702

502,104		MKS Instruments, Inc., 2024 USD Term Loan B, 7.17% (1 mo. USD Term SOFR + 2.25%), due 08/17/29(b)	502,668

4,631,000		Modena Buyer LLC, Term Loan, 9.10% (3 mo. USD Term SOFR + 4.50%), due 07/01/31(b)	4,442,867

779,949		MPH Acquisition Holdings LLC, 2021 Term Loan B, 9.57% (3 mo. USD Term SOFR + 4.25%), due 09/01/28(b)	591,396

179,326		MRI Software LLC, 2020 Term Loan, 10.18% (3 mo. USD Term SOFR + 4.75%), due 02/10/27(b)	176,636

736,231		MRI Software LLC, 2020 Term Loan B, 9.35% (3 mo. USD Term SOFR + 4.75%), due 02/10/27(b)	728,869

1,333,125		Neptune Bidco U.S., Inc., 2022 USD Term Loan A, 10.15% (3 mo. USD Term SOFR + 4.75%), due 04/11/29(b)	1,250,082

2,520,313		Neptune Bidco U.S., Inc., 2022 USD Term Loan B, 10.40% (3 mo. USD Term SOFR + 5.00%), due 04/11/29(b)	2,371,721

1,935,850		NEXUS Buyer LLC, 2024 Term Loan B, 8.85% (1 mo. USD Term SOFR + 4.00%), due 07/31/31(b)	1,923,232

380,000		NGP XI Midstream Holdings LLC, Term Loan B, 8.60% (3 mo. USD Term SOFR + 4.00%), due 07/25/31(b)	380,237

882,357		Olympus Water U.S. Holding Corp., 2024 USD Term Loan B, 8.10% (3 mo. USD Term SOFR + 3.5%), due 06/20/31(b)	883,506

1,871,000	EUR	Olympus Water US Holding Corp., 2024 EUR Term Loan B, 7.10% (3 mo. EURIBOR + 3.75%), due 06/20/31(b)	2,090,366

1,871,000		Olympus Water US Holding Corp., 2024 EUR Term Loan B TBD, due 06/20/31(d)	2,090,366

785,963	EUR	Organon & Co., EUR Term Loan B, 6.51% (1 mo. EURIBOR + 3.00%), due 06/02/28(b)	881,231

459,995		Oscar AcquisitionCo LLC, 2024 Term Loan B TBD, due 04/29/29(d)	455,108

457,660		Oscar AcquisitionCo LLC, Term Loan B, 8.50% (3 mo. USD Term SOFR + 4.25%), due 04/29/29(b)	452,797

965,025		Parexel International Corp., 2024 Term Loan B, 7.85% (1 mo. USD Term SOFR + 3.00%), due 11/15/28(b)	966,412

843,331	EUR	Paysafe Holdings (U.S.) Corp., EUR Term Loan B2, 6.38% (1 mo. EURIBOR + 3.00%), due 06/28/28(b)	935,808

776,100		Peer Holding III BV, 2023 USD Term Loan B4, 3.30% (3 mo. USD Term SOFR + 3.25%), due 10/28/30(b)	779,495

750,000		Peer Holding III BV, 2024 USD Term Loan B5, 3.05% (3 mo. USD Term SOFR + 3.00%), due 07/01/31(b)	753,281

3,461,415		PetSmart, Inc., 2021 Term Loan B, 8.70% (1 mo. USD Term SOFR + 3.75%), due 02/11/28(b)	3,436,998

866,048		Phoenix Guarantor, Inc., 2024 Term Loan, 8.10% (1 mo. USD Term SOFR + 3.25%), due 02/21/31(b)	864,857

340,000		Planview Parent, Inc., 2024 2nd Lien Term Loan, 10.60% (3 mo. USD Term SOFR + 6.00%), due 12/18/28(b)	333,625

1,247,031		Planview Parent, Inc., 2024 Term Loan, 8.35% (3 mo. USD Term SOFR + 3.75%), due 12/17/27(b)	1,249,629

507,453		Prime Security Services Borrower LLC, 2024 Term Loan B, 7.45% (1 mo. USD Term SOFR + 2.25%), due 10/13/30(b)	507,511

2,262,691		Project Alpha Intermediate Holding, Inc., 2024 Term Loan B, 9.00% (3 mo. USD Term SOFR + 3.75%), due 10/28/30(b)	2,270,662

656,759		Proofpoint, Inc., 2024 Term Loan, 7.85% (1 mo. USD Term SOFR + 3.00%), due 08/31/28(b)	657,261

926,955	EUR	Roper Industrial Products Investment Co. LLC, 2024 EUR Term Loan B, 7.10% (3 mo. EURIBOR + 3.75%), due 11/22/29(b)	1,039,055

116	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Bank Loans — continued

1,521,940	Roper Industrial Products Investment Co. LLC, 2024 USD Term Loan B, 7.85% (3 mo. USD Term SOFR + 3.25%), due 11/22/29(b)	1,526,219

7,378	RSC Acquisition, Inc., 2019 Term Loan, 9.81% (3 mo. USD Term SOFR + 4.75%), due 11/01/29(b)	7,369

192,318	RSC Acquisition, Inc., 2019 Term Loan, 10.15% (3 mo. USD Term SOFR + 4.75%), due 11/01/29(b)	192,077

12,385	RSC Acquisition, Inc., 2019 Term Loan, 9.41% (3 mo. USD Term SOFR + 4.75%), due 11/01/29(b)	12,370

5,199	RSC Acquisition, Inc., 2020 Incremental Term Loan, 9.81% (3 mo. USD Term SOFR + 4.75%), due 11/01/29(b)	5,192

54,468	RSC Acquisition, Inc., 2020 Incremental Term Loan, 10.00% (3 mo. USD Term SOFR + 4.75%), due 11/01/29(b)	54,400

23,359	RSC Acquisition, Inc., 2020 Incremental Term Loan, 9.35% (3 mo. USD Term SOFR + 4.75%), due 11/01/29(b)	23,330

10,019	RSC Acquisition, Inc., 2021 Term Loan C, 9.81% (3 mo. USD Term SOFR + 4.75%), due 11/01/29(b)	10,007

108,552	RSC Acquisition, Inc., 2021 Term Loan C, 9.35% (3 mo. USD Term SOFR + 4.75%), due 11/01/29(b)	108,417

34,854	RSC Acquisition, Inc., 2021 Term Loan C, 10.15% (3 mo. USD Term SOFR + 4.75%), due 11/01/29(b)	34,811

25,619	RSC Acquisition, Inc., 2022 Tranche 2 Delayed Draw Term Loan, 10.90% (3 mo. USD Term SOFR + 5.50%), due 11/01/29(b)	25,587

44,740	RSC Acquisition, Inc., 2022 Tranche 2 Delayed Draw Term Loan, 9.35% (3 mo. USD Term SOFR + 4.75%), due 11/01/29(b)	44,684

55,654	RSC Acquisition, Inc., 2022 Tranche 2 Delayed Draw Term Loan, 9.81% (3 mo. USD Term SOFR + 4.75%), due 11/01/29(b)	55,584

87,619	RSC Acquisition, Inc., 2023 Tranche 2 Delayed Draw Term Loan, 9.35% (3 mo. USD Term SOFR + 4.75%), due 11/01/29(b)	87,510

275,371	RSC Acquisition, Inc., 2023 Tranche 2 Delayed Draw Term Loan, 9.81% (3 mo. USD Term SOFR + 4.75%), due 11/01/29(b)	275,027

21,132	RSC Acquisition, Inc., 2023 Tranche 2 Delayed Draw Term Loan, 9.83% (3 mo. USD Term SOFR + 4.75%), due 11/01/29(b)	21,106

164,482	RSC Acquisition, Inc., 2023 Tranche 2 Delayed Draw Term Loan, 10.00% (3 mo. USD Term SOFR + 4.75%), due 11/01/29(b)	164,277

10,675	RSC Acquisition, Inc., 2023 Tranche 2 Delayed Draw Term Loan, 9.77% (3 mo. USD Term SOFR + 4.75%), due 11/01/29(b)	10,662

1,104,450	Ryan LLC, Term Loan, 8.35% (1 mo. USD Term SOFR + 3.50%), due 11/14/30(b)	1,093,405

3,345,000	S&S Holdings LLC, 2024 Term Loan TBD, due 09/22/31(d)	3,304,231

3,921,262	Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 8.25% (3 mo. USD Term SOFR + 3.00%), due 07/31/31(b)	3,918,811

274,146	SkyMiles IP Ltd., 2020 Skymiles Term Loan B, 9.03% (3 mo. USD Term SOFR + 3.75%), due 10/20/27(b)	279,571

1,194,809	Sonrava Health Co-Borrower LLC, 2024 PIK 2nd Out Term Loan Tranche A, 5.50% (3 mo. USD Term SOFR + 5.50%, 5.50% PIK), due 08/18/28(b)	804,005

1,610,000	Sotera Health Holdings LLC, 2024 Term Loan B, 8.10% (1 mo. USD Term SOFR + 3.25%), due 05/30/31(b)	1,606,981

1,610,000	Spencer Spirit IH LLC, 2024 Term Loan B, 10.74% (3 mo. USD Term SOFR + 5.50%), due 07/15/31(b)	1,613,523

1,572,100	Station Casinos LLC, 2024 Term Loan B, 7.10% (1 mo. USD Term SOFR + 2.25%), due 03/14/31(b)	1,569,545

680,506	Sycamore Buyer LLC, Term Loan B, 7.22% (1 mo. USD Term SOFR + 2.25%), due 07/23/29(b)	680,932

760,000	Tanzania, 2024 Term Loan, 10.76% (3 mo. USD Term SOFR + 5.45%), due 04/30/31(b)	752,400

260,000	Team Services Group, 2024 Term Loan B TBD, due 12/20/27(d)	257,400

See accompanying Notes to the Financial Statements.	117

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Bank Loans — continued

388,992	Team Services Group, Term Loan TBD, due 12/20/27(d)	385,102

1,109,364	Thermostat Purchaser III, Inc., 2024 Term Loan B, 9.00% (3 mo. USD Term SOFR + 4.25%), due 08/31/28(b)	1,111,444

982,575	Triton Water Holdings, Inc., 2024 Incremental Term Loan B, 8.67% (3 mo. USD Term SOFR + 4.00%), due 03/31/28(b)	982,268

735,302	Triton Water Holdings, Inc., Term Loan, 7.92% (3 mo. USD Term SOFR + 3.25%), due 03/31/28(b)	734,974

2,296,000	Truist Insurance Holdings LLC, 1st Lien Term Loan, 7.85% (3 mo. USD Term SOFR + 3.25%), due 05/06/31(b)	2,296,478

1,112,000	Truist Insurance Holdings LLC, 2nd Lien Term Loan, 9.35% (3 mo. USD Term SOFR + 4.75%), due 05/06/32(b)	1,132,503

371,677	Tutor Perini Corp., Term Loan B, 9.71% (1 mo. USD Term SOFR + 4.75%), due 08/18/27(b)	371,677

793,412	UFC Holdings LLC, 2021 Term Loan B, 8.29% (3 mo. USD Term SOFR + 2.75%), due 04/29/26(b)	795,148

531,988	UKG, Inc., 2024 Term Loan B, 8.55% (3 mo. USD Term SOFR + 3.25%), due 02/10/31(b)	532,627

1,373,100	United Airlines, Inc., 2024 Term Loan B, 8.03% (3 mo. USD Term SOFR + 2.75%), due 02/22/31(b)	1,377,928

169,575	Univision Communications Inc., 2024 Term Loan B, 8.46% (1 mo. USD Term SOFR + 3.50%), due 01/31/29(b)	165,781

388,090	USI, Inc., 2024 Term Loan (2030), 7.35% (3 mo. USD Term SOFR + 2.75%), due 09/27/30(b)	387,524

1,400,400	UST Holdings Ltd., Term Loan, 8.73% (1 mo. USD Term SOFR + 3.50%), due 11/20/28(b)	1,406,527

680,000	Varsity Brands, Inc., 2024 Term Loan B, 8.82% (3 mo. USD Term SOFR + 3.75%), due 08/26/31(b)	676,297

443,205	Vericast Corp., 2024 Extended Term Loan, 12.42% (3 mo. USD Term SOFR + 7.75%), due 06/16/26(b)	435,449

1,306,281	Vertex Aerospace Services Corp., 2021 First Lien Term Loan, 7.60% (1 mo. USD Term SOFR + 2.75%), due 12/06/30(b)	1,307,247

1,319,573	Vertiv Group Corp., 2024 Term Loan B2, 7.20% (1 mo. USD Term SOFR + 2.00%), due 03/02/27(b)	1,322,872

970,000	VFH Parent LLC, 2024 Term Loan B, 7.60% (1 mo. USD Term SOFR + 2.75%), due 06/21/31(b)	969,595

590,000	Virgin Media Bristol LLC, 2023 USD Term Loan Y, 8.66% (6 mo. USD Term SOFR + 3.25%), due 03/31/31(b)	564,741

1,649,297	Virgin Media Bristol LLC, USD Term Loan N, 7.71% (1 mo. USD Term SOFR + 2.50%), due 01/31/28(b)	1,582,500

1,857,797	VM Consolidated, Inc., 2024 Term Loan B, 7.60% (1 mo. USD Term SOFR + 2.75%), due 03/24/28(b)	1,862,828

1,401,716	VM Consolidated, Inc., 2024 Term Loan B2 TBD, due 03/24/28(d)	1,405,802

522,600	Vortex Opco LLC, Second Out Term Loan, 9.12% (3 mo. USD Term SOFR + 4.25%), due 12/17/28(b)	376,272

629,242	VT Topco, Inc., 2024 Term Loan B, 8.35% (1 mo. USD Term SOFR + 3.50%), due 08/09/30(b)	631,798

500,000	Wec U.S. Holdings Ltd., 2024 Term Loan, 7.60% (1 mo. USD Term SOFR + 2.75%), due 01/27/31(b)	500,359

387,995	WIN Waste Innovations Holdings, Inc., 2021 Term Loan B, 7.71% (1 mo. USD Term SOFR + 2.75%), due 03/24/28(b)	370,481

480,000	WW International, Inc., 2021 Term Loan B, 8.46% (1 mo. USD Term SOFR + 3.50%), due 04/13/28(b)	130,800

		198,596,684

118	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Convertible Debt — 0.4%

100,000	Axon Enterprise, Inc., 0.50%, due 12/15/27	179,850

115,000	BofA Finance LLC, 0.60%, due 05/25/27	128,087

70,000	Booking Holdings, Inc., 0.75%, due 05/01/25	156,868

100,000	Carnival Corp., 5.75%, due 12/01/27	161,237

85,000	CyberArk Software Ltd., due 11/15/24(g)	157,675

110,000	Datadog, Inc., 0.13%, due 06/15/25	143,000

1,450,000	DISH Network Corp., 25.18%, due 12/15/25(g)	1,263,401

990,000	DraftKings Holdings, Inc., 4.70%, due 03/15/28(g)(h)	861,795

120,000	FirstEnergy Corp., 4.00%, due 05/01/26	126,180

135,000	Fluor Corp., 1.13%, due 08/15/29	165,510

85,000	Freshpet, Inc., 3.00%, due 04/01/28	177,395

76,000	Gannett Co., Inc., 6.00%, due 12/01/27 144A	96,614

120,000	Guidewire Software, Inc., 1.25%, due 03/15/25	193,020

110,000	Insulet Corp., 0.38%, due 09/01/26	131,698

125,000	Itron, Inc., 1.38%, due 07/15/30 144A	133,125

160,000	Liberty Media Corp.-Liberty Formula One, 2.25%, due 08/15/27	176,625

570,000	Liberty TripAdvisor Holdings, Inc., 0.50%, due 06/30/51 144A	534,516

120,000	Meritage Homes Corp., 1.75%, due 05/15/28 144A	137,220

140,000	MKS Instruments, Inc., 1.25%, due 06/01/30 144A	140,210

840,000	Multiplan Corp., 6.00%, (6.00% Cash or 7.00% PIK), due 10/15/27 144A	525,000

110,000	Nutanix, Inc., 0.25%, due 10/01/27	131,725

105,000	Parsons Corp., 2.63%, due 03/01/29 144A	132,353

120,000	Sea Ltd., 2.38%, due 12/01/25	144,060

125,000	Seagate HDD Cayman, 3.50%, due 06/01/28	180,062

2,625,000	Stem, Inc., 0.50%, due 12/01/28 144A	741,567

64,000	TransMedics Group, Inc., 1.50%, due 06/01/28	118,150

120,000	Tyler Technologies, Inc., 0.25%, due 03/15/26	147,720

250,000	Uber Technologies, Inc., Series 2028, 0.88%, due 12/01/28 144A	313,625

105,000	Western Digital Corp., 3.00%, due 11/15/28 144A	155,873

		7,654,161

	Corporate Debt — 37.6%

290,000	ABN AMRO Bank NV, 4.75%, due 07/28/25 144A	288,914

1,200,000	ABN AMRO Bank NV, 6.34% (1 yr. CMT + 1.65%), due 09/18/27(b) 144A	1,242,578

2,820,000	Abu Dhabi Crude Oil Pipeline LLC, 4.60%, due 11/02/47(i)	2,658,001

427,350	Accelerate360 Holdings LLC, 8.00%, due 03/01/28 144A	443,190

1,205,000	Adani Ports & Special Economic Zone Ltd., 4.38%, due 07/03/29(h)(i)	1,140,111

700,000	Adani Ports & Special Economic Zone Ltd., 5.00%, due 08/02/41 144A	611,498

355,000	Adtalem Global Education, Inc., 5.50%, due 03/01/28 144A	351,954

10,000	Advanced Drainage Systems, Inc., 5.00%, due 09/30/27 144A	9,891

1,450,000	Advanced Drainage Systems, Inc., 6.38%, due 06/15/30 144A	1,482,537

380,000	AerCap Holdings NV, 5.88% (5 yr. CMT + 4.54%), due 10/10/79(b)(h)	380,230

730,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, due 01/30/32	659,061

1,330,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.63%, due 09/10/29	1,331,113

630,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95% (5 yr. CMT + 2.72%), due 03/10/55(b)	653,398

1,114,726	AES Panama Generation Holdings SRL, 4.38%, due 05/31/30 144A	1,011,932

610,000	Air Canada, 3.88%, due 08/15/26 144A	594,501

1,495,000	Akbank TAS, 6.80%, due 02/06/26 144A	1,528,129

See accompanying Notes to the Financial Statements.	119

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued

880,000		Akumin, Inc., 9.00% (Senior Secured), due 08/01/27 144A	785,695

3,190,000		Alibaba Group Holding Ltd., 3.15%, due 02/09/51(h)	2,286,066

410,000		Allen Media LLC/Allen Media Co-Issuer, Inc., 10.50%, due 02/15/28 144A	178,424

1,895,000		Alpha Generation LLC, 6.75%, due 10/15/32 144A	1,922,899

1,660,000		Altice Financing SA, 5.75%, due 08/15/29 144A	1,335,576

1,820,000		Altice France Holding SA, 10.50%, due 05/15/27 144A	631,299

860,000		Altice France SA, 5.13%, due 07/15/29(h) 144A	605,567

300,000		Altice France SA, 5.50%, due 10/15/29 144A	210,462

1,435,000		Ambipar Lux SARL, 9.88%, due 02/06/31 144A	1,489,826

300,000		AMC Entertainment Holdings, Inc., 5.75%, due 06/15/25	293,700

470,000		AMC Entertainment Holdings, Inc., 7.50%, due 02/15/29(h) 144A	370,483

385,000		Amentum Escrow Corp., 7.25%, due 08/01/32 144A	402,151

6,650,000	MXN	America Movil SAB de CV, 7.13%, due 12/09/24	337,741

3,210,000		American Airlines, Inc., 8.50%, due 05/15/29 144A	3,407,862

524,657		American News Co. LLC, 8.50% (8.50% Cash or 10.00% PIK), due 09/01/26 144A	590,449

1,055,000		Ameriprise Financial, Inc., 4.50%, due 05/13/32	1,064,017

2,695,000		AmWINS Group, Inc., 6.38%, due 02/15/29 144A	2,762,434

445,000		Anglo American Capital PLC, 2.88%, due 03/17/31 144A	396,490

365,000		Anglo American Capital PLC, 3.88%, due 03/16/29 144A	354,519

295,000		Anglo American Capital PLC, 3.95%, due 09/10/50 144A	231,867

4,940,000		Anglo American Capital PLC, 5.75%, due 04/05/34 144A	5,159,511

1,385,000		AngloGold Ashanti Holdings PLC, 3.75%, due 10/01/30	1,281,467

380,000		Antares Holdings LP, 3.95%, due 07/15/26 144A	369,737

725,000		Arcosa, Inc., 6.88%, due 08/15/32 144A	759,368

300,000		ARD Finance SA, 6.50% (6.50% Cash or 7.25% PIK), due 06/30/27 144A	67,933

900,000		Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, due 09/01/29 144A	804,179

760,000		Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, due 06/15/27 144A	766,162

740,000		Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, due 08/15/27(h) 144A	552,310

200,000		Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, due 08/15/27 144A	149,273

2,200,000	EUR	Ardonagh Finco Ltd., 6.88%, due 02/15/31(h) 144A	2,499,046

1,320,000		Ardonagh Finco Ltd., 7.75%, due 02/15/31 144A	1,365,643

2,300,000		Ardonagh Group Finance Ltd., 8.88%, due 02/15/32 144A	2,378,992

340,000		Ashtead Capital, Inc., 5.95%, due 10/15/33 144A	358,338

37,500,000	MXN	Asian Infrastructure Investment Bank, 9.91%, due 02/08/38(g)(i)	593,874

557,000		AT&T, Inc., 3.50%, due 09/15/53	409,543

450,000		AT&T, Inc., 3.65%, due 09/15/59	326,777

275,000		AT&T, Inc., 3.80%, due 12/01/57	208,384

3,035,000		Athene Global Funding, 5.62%, due 05/08/26 144A	3,083,913

390,000		Australia & New Zealand Banking Group Ltd., 2.95% (5 yr. CMT + 1.29%), due 07/22/30(b)(h) 144A	383,243

3,310,000		Australia & New Zealand Banking Group Ltd., 5.20% (1 yr. CMT + 1.47%), due 09/30/35(b) 144A	3,297,675

60,000		AutoNation, Inc., 4.75%, due 06/01/30	59,751

605,000		Avient Corp., 6.25%, due 11/01/31 144A	620,686

1,415,000		Avient Corp., 7.13%, due 08/01/30 144A	1,476,704

780,000		Avnet, Inc., 5.50%, due 06/01/32	790,370

530,000		Avolon Holdings Funding Ltd., 4.25%, due 04/15/26 144A	524,724

120	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

400,000	B3 SA - Brasil Bolsa Balcao, 4.13%, due 09/20/31 144A	369,009

2,265,000	Bain Capital Specialty Finance, Inc., 2.55%, due 10/13/26	2,150,002

2,600,000	Banco Bilbao Vizcaya Argentaria SA, 7.88% (1 yr. CMT + 3.30%), due 11/15/34(b)	2,985,648

1,040,000	Banco BTG Pactual SA, 6.25%, due 04/08/29(h) 144A	1,086,772

1,975,000	Banco de Credito e Inversiones SA, 7.50% (5 yr. CMT + 3.77%)(b)(j) 144A	2,009,562

510,000	Banco de Credito e Inversiones SA, 8.75% (5 yr. CMT + 4.94%)(b)(h)(j) 144A	549,480

1,555,000	Banco do Brasil SA, 6.00%, due 03/18/31(h) 144A	1,592,306

1,490,000	Banco Mercantil del Norte SA, 7.50% (10 yr. CMT + 5.47%)(b)(j) 144A	1,503,434

800,000	Banco Santander SA, 4.18% (1 yr. CMT + 2.00%), due 03/24/28(b)	792,543

1,200,000	Banco Santander SA, 6.53% (1 yr. CMT + 1.65%), due 11/07/27(b)	1,252,278

1,400,000	Banco Santander SA, 6.92%, due 08/08/33	1,549,786

2,000,000	Banco Santander SA, 8.00% (5 yr. CMT + 3.91%)(b)(j)	2,127,210

540,000	Banijay Entertainment SAS, 8.13%, due 05/01/29 144A	561,710

2,430,000	Bank of America Corp., 5.20% (SOFR + 1.63%), due 04/25/29(b)	2,499,158

1,440,000	Bank of Nova Scotia, 8.00% (5 yr. CMT + 4.02%), due 01/27/84(b)	1,546,355

1,515,000	Barclays PLC, 6.13% (5 yr. CMT + 5.87%)(b)(j)	1,511,789

2,490,000	Barclays PLC, 7.12% (SOFR + 3.57%), due 06/27/34(b)(h)	2,773,614

560,000	Bath & Body Works, Inc., 6.63%, due 10/01/30 144A	571,426

874,000	Bath & Body Works, Inc., 7.60%, due 07/15/37	874,547

575,000	Bausch & Lomb Corp., 8.38%, due 10/01/28 144A	608,781

420,000	Bausch Health Cos., Inc., 5.50%, due 11/01/25(h) 144A	411,395

340,000	Bausch Health Cos., Inc., 6.13%, due 02/01/27(h) 144A	307,389

150,000	Bausch Health Cos., Inc., 7.00%, due 01/15/28 144A	102,969

525,000	Baytex Energy Corp., 8.50%, due 04/30/30 144A	544,578

1,055,000	BBVA Bancomer SA, 5.13% (5 yr. CMT + 2.65%), due 01/18/33(b)(i)	1,004,265

1,375,000	BBVA Bancomer SA, 8.13% (5 yr. CMT + 4.21%), due 01/08/39(b) 144A	1,458,446

2,062,000	Berry Petroleum Co. LLC, 7.00%, due 02/15/26 144A	2,002,610

810,000	Bimbo Bakeries USA, Inc., 4.00%, due 05/17/51(i)	653,462

840,000	BlackRock TCP Capital Corp., 2.85%, due 02/09/26	811,502

2,105,000	Blackstone Private Credit Fund, 2.63%, due 12/15/26	1,991,172

2,680,000	Blackstone Secured Lending Fund, 2.85%, due 09/30/28	2,447,001

655,000	Blue Owl Capital Corp., 8.45%, due 11/15/26 144A	688,109

820,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, due 07/15/32 144A	861,197

1,365,000	BNP Paribas SA, 4.50% (5 yr. CMT + 2.94%)(b)(j) 144A	1,180,623

1,930,000	BNP Paribas SA, 4.63% (5 yr. CMT + 3.20%)(b)(j) 144A	1,833,740

1,875,000	BNP Paribas SA, 7.38% (5 yr. CMT + 3.54%)(b)(j) 144A	1,955,851

1,820,000	BNP Paribas SA, 7.75% (5 yr. CMT + 4.90%)(b)(h)(j) 144A	1,921,813

1,060,000	BNP Paribas SA, 8.00% (5 yr. CMT + 3.73%)(b)(j) 144A	1,133,742

175,000	Boeing Co., 6.53%, due 05/01/34 144A	187,887

185,000	Boeing Co., 6.86%, due 05/01/54 144A	203,192

1,647,000	Bombardier, Inc., 7.88%, due 04/15/27 144A	1,652,652

1,985,000	Boost Newco Borrower LLC, 7.50%, due 01/15/31 144A	2,131,646

495,000	BorgWarner, Inc., 4.95%, due 08/15/29	503,522

1,160,000	BRF SA, 5.75%, due 09/21/50(i)	1,006,952

2,325,000	Brighthouse Financial, Inc., 3.85%, due 12/22/51	1,611,390

805,000	British Telecommunications PLC, 9.63%, due 12/15/30	1,016,813

2,165,000	Broadcom, Inc., 4.15%, due 04/15/32 144A	2,101,143

900,000	Builders FirstSource, Inc., 4.25%, due 02/01/32 144A	832,658

1,750,000	Builders FirstSource, Inc., 6.38%, due 03/01/34 144A	1,819,293

See accompanying Notes to the Financial Statements.	121

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued

800,000		Burford Capital Global Finance LLC, 6.25%, due 04/15/28 144A	799,014

630,000		Burford Capital Global Finance LLC, 9.25%, due 07/01/31 144A	678,731

1,240,000		Cadence Design Systems, Inc., 4.70%, due 09/10/34	1,248,215

890,000		Caesars Entertainment, Inc., 4.63%, due 10/15/29(h) 144A	847,158

2,040,000		Caesars Entertainment, Inc., 6.50%, due 02/15/32 144A	2,111,480

1,175,000		Caesars Entertainment, Inc., 8.13%, due 07/01/27 144A	1,199,929

1,470,000		CaixaBank SA, 6.04% (SOFR + 2.26%), due 06/15/35(b) 144A	1,562,870

2,875,000		Capital One Financial Corp., 6.05% (SOFR + 2.26%), due 02/01/35(b)	3,045,259

1,140,000		Carnival Corp., 4.00%, due 08/01/28 144A	1,101,774

1,000,000		Carnival Corp., 6.00%, due 05/01/29 144A	1,013,824

620,000		Carnival Holdings Bermuda Ltd., 10.38%, due 05/01/28 144A	669,410

1,640,000		Carriage Purchaser, Inc., 7.88%, due 10/15/29(h) 144A	1,525,672

4,095,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, due 02/01/31 144A	3,613,344

245,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, due 03/01/30 144A	225,544

770,000		Celulosa Arauco y Constitucion SA, 5.15%, due 01/29/50 144A	694,888

1,185,000		Cemex SAB de CV, 5.13% (5 yr. CMT + 4.53%)(b)(j) 144A	1,167,969

560,000		Central Parent, Inc./CDK Global, Inc., 7.25%, due 06/15/29 144A	573,171

100,000		Charles Schwab Corp., 2.90%, due 03/03/32	89,870

420,000		Charles Schwab Corp., 5.85% (SOFR + 2.50%), due 05/19/34(b)	449,924

180,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 4.40%, due 04/01/33(h)	164,814

560,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 5.13%, due 07/01/49	450,295

330,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, due 04/01/38	301,253

2,070,000		Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 5.13%, due 04/01/25 144A	2,068,763

1,090,000		Chord Energy Corp., 6.38%, due 06/01/26 144A	1,093,287

550,000		CHS/Community Health Systems, Inc., 5.25%, due 05/15/30 144A	506,619

2,620,000		CHS/Community Health Systems, Inc., 5.63%, due 03/15/27 144A	2,580,211

1,630,000		CHS/Community Health Systems, Inc., 6.13%, due 04/01/30(h) 144A	1,395,032

340,000		CHS/Community Health Systems, Inc., 10.88%, due 01/15/32 144A	375,100

935,000	EUR	Cirsa Finance International SARL, 6.50%, due 03/15/29 144A	1,094,174

1,195,000	EUR	Cirsa Finance International SARL, 7.88%, due 07/31/28 144A	1,418,244

830,000		Citigroup, Inc., 4.00% (5 yr. CMT + 3.60%)(b)(j)	814,690

1,075,000		Citigroup, Inc., 7.38% (5 yr. CMT + 3.21%)(b)(h)(j)	1,131,183

495,000		Clarivate Science Holdings Corp., 4.88%, due 07/01/29 144A	476,583

600,000		Clean Harbors, Inc., 5.13%, due 07/15/29 144A	593,003

1,890,000		Clear Channel Outdoor Holdings, Inc., 5.13%, due 08/15/27 144A	1,859,434

1,150,000		Clearway Energy Operating LLC, 3.75%, due 02/15/31 144A	1,054,090

235,000		Clearway Energy Operating LLC, 4.75%, due 03/15/28 144A	230,781

630,000		Cleveland-Cliffs, Inc., 7.00%, due 03/15/32(h) 144A	637,712

1,610,000		Cloud Software Group, Inc., 8.25%, due 06/30/32 144A	1,684,227

980,000		Clydesdale Acquisition Holdings, Inc., 8.75%, due 04/15/30 144A	996,119

3,170,000		Coca-Cola Co., 5.20%, due 01/14/55	3,328,518

1,645,000		Coca-Cola Icecek AS, 4.50%, due 01/20/29(h) 144A	1,598,777

500,000		Coherent Corp., 5.00%, due 12/15/29 144A	489,427

1,390,000		Colombia Telecomunicaciones SA ESP, 4.95%, due 07/17/30 144A	1,191,137

1,355,000		Comerica, Inc., 5.98% (SOFR + 2.16%), due 01/30/30(b)	1,397,167

1,660,000		Comision Federal de Electricidad, 6.45%, due 01/24/35 144A	1,655,435

122	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued

530,000		Commercial Metals Co., 3.88%, due 02/15/31	490,090

1,600,000	EUR	Commerzbank AG, 6.13% (5 yr. EUR swap annual + 6.36%)(b)(i)(j)	1,793,564

1,280,000		CommScope LLC, 6.00%, due 03/01/26 144A	1,246,400

640,000		Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, due 09/15/29(h) 144A	620,150

620,000		Continental Resources, Inc., 5.75%, due 01/15/31 144A	634,570

1,600,000	EUR	Cooperatieve Rabobank UA, 4.63% (5 yr. EUR swap annual + 4.10%)(b)(i)(j)	1,771,315

2,360,000		CoreCivic, Inc., 4.75%, due 10/15/27	2,255,152

1,380,000		Corp. Nacional del Cobre de Chile, 3.70%, due 01/30/50 144A	1,030,883

260,000		Corp. Nacional del Cobre de Chile, 5.13%, due 02/02/33 144A	260,054

1,620,000		Cosan Luxembourg SA, 7.25%, due 06/27/31(h) 144A	1,702,115

450,000		Country Garden Holdings Co. Ltd., 8.00%, due 01/27/24(i)(k)	30,206

3,212,000	PEN	Credicorp Capital Sociedad Titulizadora SA, 10.10%, due 12/15/43(i)	887,293

300,000	EUR	Credit Agricole SA, 4.00% (5 yr. EUR swap annual + 4.37%)(b)(i)(j)	319,246

2,238,000		Credit Agricole SA, 4.75% (5 yr. CMT + 3.24%)(b)(j) 144A	2,073,089

4,770,000		Credit Agricole SA, 6.70% (5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 3.60%)(b)(j)(l) 144A	4,773,770

1,000,000	GBP	Credit Agricole SA, 7.50% (5 yr. GBP SONIA Linked ICE swap + 4.81%)(b)(i)(j)	1,363,696

1,760,000		Credit Agricole SA, 8.13% (5 yr. USD swap + 6.19%)(b)(j) 144A	1,812,580

1,720,000		Crescent Energy Finance LLC, 7.63%, due 04/01/32 144A	1,721,971

590,000		Crescent Energy Finance LLC, 9.25%, due 02/15/28 144A	615,737

880,000		Crown Castle, Inc., 5.80%, due 03/01/34	933,917

200,000		CSC Holdings LLC, 4.13%, due 12/01/30 144A	145,915

650,000		CSC Holdings LLC, 5.38%, due 02/01/28(h) 144A	548,085

1,510,000		CSC Holdings LLC, 5.50%, due 04/15/27(h) 144A	1,329,309

5,140,000		CSC Holdings LLC, 11.75%, due 01/31/29 144A	4,971,491

1,095,000		CT Trust, 5.13%, due 02/03/32(i)	1,004,653

890,000		Cushman & Wakefield U.S. Borrower LLC, 8.88%, due 09/01/31 144A	972,483

1,030,000		Darling Ingredients, Inc., 6.00%, due 06/15/30 144A	1,040,814

143,000		Dell International LLC/EMC Corp., 8.35%, due 07/15/46	193,526

660,000		Deutsche Bank AG, 3.73% (SOFR + 2.76%), due 01/14/32(b)	592,503

325,000		Deutsche Bank AG, 6.72% (SOFR + 3.18%), due 01/18/29(b)	344,132

975,000		Deutsche Bank AG, 7.08% (SOFR + 3.65%), due 02/10/34(b)	1,050,589

2,800,000		Deutsche Bank AG, 7.50% (5 yr. USD ICE swap + 5.00%)(b)(h)(j)	2,793,960

360,000		Devon Energy Corp., 5.00%, due 06/15/45	321,679

1,700,000		Devon Energy Corp., 5.60%, due 07/15/41	1,667,236

1,600,000		Diamondback Energy, Inc., 4.40%, due 03/24/51	1,329,200

2,840,000		Directv Financing LLC, 8.88%, due 02/01/30 144A	2,859,698

450,000		Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, due 08/15/27 144A	442,142

1,200,000		Discover Financial Services, 7.96% (SOFR + 3.37%), due 11/02/34(b)	1,410,450

1,300,000		DISH DBS Corp., 5.13%, due 06/01/29	873,420

270,000		DISH DBS Corp., 5.25%, due 12/01/26 144A	250,020

580,000		DISH DBS Corp., 5.75%, due 12/01/28 144A	507,846

1,840,000		DISH DBS Corp., 5.88%, due 11/15/24	1,830,985

800,000		DISH Network Corp., 11.75%, due 11/15/27 144A	840,276

1,710,000		Dominion Energy, Inc., 6.88% (5 yr. CMT + 2.39%), due 02/01/55(b)	1,816,577

940,000		DP World Ltd., 5.63%, due 09/25/48 144A	942,726

1,540,000		Duke Energy Corp., 5.80%, due 06/15/54	1,627,234

1,460,000		Ecopetrol SA, 4.63%, due 11/02/31	1,254,359

1,550,000		Ecopetrol SA, 8.38%, due 01/19/36	1,585,844

See accompanying Notes to the Financial Statements.	123

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued

1,410,000		Edison International, 5.38% (5 yr. CMT + 4.70%)(b)(j)	1,399,556

570,000		Empire Communities Corp., 9.75%, due 05/01/29 144A	609,299

2,420,000	EUR	EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.38%, due 12/15/30 144A	2,841,204

1,465,000	EUR	EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.38%, due 12/15/30(i)	1,719,985

2,250,000		Enbridge, Inc., 6.20%, due 11/15/30	2,450,998

615,000		Endeavour Mining PLC, 5.00%, due 10/14/26(i)	597,167

730,000		Endo Finance Holdings, Inc., 8.50%, due 04/15/31(h) 144A	783,132

980,000		Energean Israel Finance Ltd., 5.88%, due 03/30/31(i) 144A	839,578

1,065,000	EUR	Energizer Gamma Acquisition BV, 3.50%, due 06/30/29 144A	1,123,976

180,000		Energy Transfer LP, 5.35%, due 05/15/45	171,609

1,790,000		Energy Transfer LP, 6.25%, due 04/15/49	1,883,378

150,000		Energy Transfer LP, 7.13% (5 yr. CMT + 5.31%)(b)(j)	153,604

775,000		Engie SA, 5.63%, due 04/10/34 144A	814,793

2,530,000		Entegris, Inc., 5.95%, due 06/15/30 144A	2,579,224

890,000		Entergy Arkansas LLC, 5.75%, due 06/01/54	960,104

500,000		Enterprise Products Operating LLC, 5.38% (3 mo. USD Term SOFR + 2.83%), due 02/15/78(b)	478,913

1,665,000		Enterprise Products Operating LLC, 5.55%, due 02/16/55	1,721,233

265,000		EPR Properties, 3.75%, due 08/15/29	247,949

140,000		EQM Midstream Partners LP, 7.50%, due 06/01/27 144A	144,211

800,000		EQM Midstream Partners LP, 7.50%, due 06/01/30 144A	879,168

70,000		EQT Corp., 7.00%, due 02/01/30	76,476

1,250,000		Equifax, Inc., 5.10%, due 12/15/27	1,278,134

200,000		EquipmentShare.com, Inc., 8.00%, due 03/15/33 144A	204,901

800,000		EquipmentShare.com, Inc., 8.63%, due 05/15/32 144A	840,278

1,240,000	EUR	Eroski S Coop, 10.63%, due 04/30/29 144A	1,473,666

690,000		Esab Corp., 6.25%, due 04/15/29 144A	709,533

6,000,000	ZAR	Eskom Holdings SOC Ltd., 7.50%, due 09/15/33	287,510

6,232,400,000	IDR	European Bank for Reconstruction & Development, 4.60%, due 12/09/25	405,497

9,565,000	MXN	European Investment Bank, 6.50%, due 07/07/27(i)	464,846

17,700,000	MXN	European Investment Bank, 7.75%, due 01/30/25	893,628

1,930,000		Falabella SA, 3.38%, due 01/15/32(i)	1,625,257

1,590,000		First Quantum Minerals Ltd., 6.88%, due 10/15/27 144A	1,573,481

460,000		First Quantum Minerals Ltd., 8.63%, due 06/01/31 144A	461,496

2,770,000		First Quantum Minerals Ltd., 9.38%, due 03/01/29 144A	2,939,507

980,000		FirstCash, Inc., 5.63%, due 01/01/30 144A	971,860

380,000		FirstEnergy Corp., 2.65%, due 03/01/30(h)	347,056

1,409,418		Five Point Operating Co. LP/Five Point Capital Corp., 10.50%, due 01/15/28(m) 144A	1,443,302

1,680,000		Foot Locker, Inc., 4.00%, due 10/01/29(h) 144A	1,462,610

20,000		Ford Motor Co., 3.25%, due 02/12/32	17,039

3,730,000		Ford Motor Credit Co. LLC, 3.63%, due 06/17/31	3,310,029

1,395,000		Ford Motor Credit Co. LLC, 6.95%, due 03/06/26	1,428,317

500,000		Fox Corp., 6.50%, due 10/13/33	547,386

2,190,000		Freeport Indonesia PT, 5.32%, due 04/14/32 144A	2,228,010

585,000		Freeport Indonesia PT, 6.20%, due 04/14/52(h) 144A	623,041

300,000		Freeport Minerals Corp., 7.13%, due 11/01/27	321,196

455,000		Freeport-McMoRan, Inc., 4.63%, due 08/01/30	454,886

3,230,000		Freeport-McMoRan, Inc., 5.45%, due 03/15/43(h)	3,246,991

2,010,000		Frontier Communications Holdings LLC, 6.75%, due 05/01/29 144A	2,025,615

124	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued

1,510,000		FS KKR Capital Corp., 6.88%, due 08/15/29	1,572,754

1,990,000		Full House Resorts, Inc., 8.25%, due 02/15/28(h) 144A	1,994,398

250,000		Gannett Holdings LLC, 6.00%, due 11/01/26 144A	250,629

755,000		Gates Corp., 6.88%, due 07/01/29 144A	783,014

1,150,000	GBP	Gatwick Airport Finance PLC, 4.38%, due 04/07/26(i)	1,511,611

880,000		Gen Digital, Inc., 7.13%, due 09/30/30(h) 144A	924,156

1,170,000		General Electric Co., 5.88%, due 01/14/38	1,283,161

360,000		General Motors Co., 6.60%, due 04/01/36	389,708

2,140,000		General Motors Financial Co., Inc., 5.40%, due 04/06/26	2,166,805

1,820,000		Genuine Parts Co., 4.95%, due 08/15/29	1,852,013

1,250,000		GEO Group, Inc., 8.63%, due 04/15/29	1,300,480

1,150,000		GEO Group, Inc., 10.25%, due 04/15/31	1,227,053

1,230,000		GFL Environmental, Inc., 4.75%, due 06/15/29 144A	1,200,866

1,190,000		GFL Environmental, Inc., 6.75%, due 01/15/31 144A	1,249,598

3,060,000		GGAM Finance Ltd., 8.00%, due 06/15/28 144A	3,281,795

1,880,000		Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.75%, due 01/15/32 144A	1,760,687

2,475,000		Goldman Sachs Group, Inc., 5.05% (SOFR + 1.21%), due 07/23/30(b)	2,540,152

3,060,000		Goldman Sachs Group, Inc., 7.50% (5 yr. CMT + 2.81%)(b)(j)	3,251,158

965,000		Gray Television, Inc., 5.38%, due 11/15/31 144A	604,245

750,000		Gray Television, Inc., 7.00%, due 05/15/27(h) 144A	737,777

2,070,000		Gray Television, Inc., 10.50%, due 07/15/29 144A	2,164,077

1,460,000		H&E Equipment Services, Inc., 3.88%, due 12/15/28 144A	1,371,996

1,235,000		Hasbro, Inc., 6.05%, due 05/14/34	1,300,423

630,000		HCA, Inc., 7.50%, due 11/06/33	729,706

545,000	GBP	Heathrow Funding Ltd., 6.75%, due 12/03/28(i)	759,198

560,000		Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, due 04/15/32 144A	545,540

810,000		Hilcorp Energy I LP/Hilcorp Finance Co., 8.38%, due 11/01/33 144A	873,892

1,180,000		Historic TW, Inc., 8.30%, due 01/15/36(m)	1,311,331

600,000		Howard Midstream Energy Partners LLC, 7.38%, due 07/15/32 144A	621,901

560,000		Howard Midstream Energy Partners LLC, 8.88%, due 07/15/28 144A	594,400

1,075,000		Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, due 02/15/31 144A	1,116,430

200,000		HSBC Holdings PLC, 4.60% (5 yr. CMT + 3.65%)(b)(j)	182,134

2,400,000		HSBC Holdings PLC, 7.40% (SOFR + 3.02%), due 11/13/34(b)	2,756,641

2,130,000		HSBC USA, Inc., 5.63%, due 03/17/25	2,137,660

190,000	EUR	HSE Finance SARL, 5.63%, due 10/15/26 144A	79,081

2,045,000		HTA Group Ltd., 7.50%, due 06/04/29(h) 144A	2,085,900

1,680,000		Hudbay Minerals, Inc., 6.13%, due 04/01/29(h) 144A	1,705,596

250,000		iHeartCommunications, Inc., 6.38%, due 05/01/26(h)	219,042

705,000		IHS Netherlands Holdco BV, 8.00%, due 09/18/27 144A	706,829

740,000		IHS Netherlands Holdco BV, 8.00%, due 09/18/27(i)	741,920

1,590,000		Iliad Holding SASU, 6.50%, due 10/15/26 144A	1,608,557

2,185,000		Iliad Holding SASU, 7.00%, due 10/15/28 144A	2,224,684

3,470,000		Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, due 07/01/28 144A	3,511,525

265,000	EUR	IMA Industria Macchine Automatiche SpA, 3.75%, due 01/15/28 144A	288,328

260,000		ING Groep NV, 5.75% (5 yr. CMT + 4.34%)(b)(h)(j)	258,138

345,000		ING Groep NV, 6.11% (SOFR + 2.09%), due 09/11/34(b)	376,499

835,000		ING Groep NV, 6.50% (5 yr. USD swap + 4.45%)(b)(j)	837,352

1,990,000		Installed Building Products, Inc., 5.75%, due 02/01/28 144A	1,984,875

See accompanying Notes to the Financial Statements.	125

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued

1,255,000		Intel Corp., 5.70%, due 02/10/53	1,237,254

494,000,000	INR	Inter-American Development Bank, 7.35%, due 10/06/30	6,065,528

46,980,000	MXN	International Finance Corp., 7.75%, due 01/18/30	2,332,319

1,450,000		Intesa Sanpaolo SpA, 4.95% (1 yr. CMT + 2.75%), due 06/01/42(b) 144A	1,165,092

350,000		Intesa Sanpaolo SpA, 5.71%, due 01/15/26(h) 144A	352,849

710,000		Intesa Sanpaolo SpA, 7.20%, due 11/28/33 144A	809,140

1,065,000		Intesa Sanpaolo SpA, 7.78% (1 yr. CMT + 3.90%), due 06/20/54(b) 144A	1,206,898

3,500,000		Intesa Sanpaolo SpA, 7.80%, due 11/28/53 144A	4,199,701

2,294,000		Itau Unibanco Holding SA, 4.63% (5 yr. CMT + 3.22%)(b)(j) 144A	2,239,644

1,195,000		Jackson Financial, Inc., 3.13%, due 11/23/31(h)	1,044,485

1,000,000		Jane Street Group/JSG Finance, Inc., 4.50%, due 11/15/29(h) 144A	963,354

1,730,000		Jane Street Group/JSG Finance, Inc., 7.13%, due 04/30/31 144A	1,834,475

225,000		Jazz Securities DAC, 4.38%, due 01/15/29 144A	217,782

1,380,000		JB Poindexter & Co., Inc., 8.75%, due 12/15/31 144A	1,460,749

861,000		JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 5.75%, due 04/01/33	892,603

2,110,000		Jefferies Financial Group, Inc., 6.20%, due 04/14/34	2,259,715

2,520,000		JPMorgan Chase & Co., 4.91% (SOFR + 2.08%), due 07/25/33(b)	2,574,705

1,450,000		JPMorgan Chase & Co., 5.72% (SOFR + 2.58%), due 09/14/33(b)	1,537,992

590,000		KazMunayGas National Co. JSC, 5.75%, due 04/19/47(i)	546,417

2,035,000		Kinder Morgan, Inc., 5.95%, due 08/01/54	2,113,351

1,120,000		Klabin Austria GmbH, 3.20%, due 01/12/31(h) 144A	994,397

1,187,000		Kosmos Energy Ltd., 7.13%, due 04/04/26 144A	1,178,049

2,210,000		Kosmos Energy Ltd., 8.75%, due 10/01/31(h) 144A	2,180,086

1,780,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, due 07/15/31(h) 144A	1,888,998

780,000		Las Vegas Sands Corp., 3.50%, due 08/18/26	764,024

1,180,000		Latam Airlines Group SA, 13.38%, due 10/15/27 144A	1,302,392

425,000		Lazard Group LLC, 4.38%, due 03/11/29	421,556

1,105,000		LD Celulose International GmbH, 7.95%, due 01/26/32(l) 144A	1,134,697

460,000		Leviathan Bond Ltd., 6.50%, due 06/30/27(i) 144A	436,975

1,590,000		Liberty Mutual Group, Inc., 4.30%, due 02/01/61 144A	1,069,738

2,500,000		LifePoint Health, Inc., 9.88%, due 08/15/30 144A	2,755,636

1,225,000		Light & Wonder International, Inc., 7.00%, due 05/15/28 144A	1,236,565

50,000		Lightning Power LLC, 7.25%, due 08/15/32 144A	52,620

960,000		Liquid Telecommunications Financing PLC, 5.50%, due 09/04/26 144A	657,202

550,000		Lloyds Banking Group PLC, 8.00% (5 yr. CMT + 3.91%)(b)(h)(j)	590,627

920,000	GBP	Lloyds Banking Group PLC, 8.50% (5 yr. UK Government Bond + 5.14%)(b)(j)	1,299,291

1,235,000	EUR	Lorca Telecom Bondco SA, 4.00%, due 09/18/27 144A	1,370,969

1,015,000	EUR	Lottomatica SpA, 7.51% (3 mo. EURIBOR + 4.00%), due 12/15/30(b) 144A	1,143,534

900,000		LPL Holdings, Inc., 4.00%, due 03/15/29 144A	861,905

1,010,000		MARB BondCo PLC, 3.95%, due 01/29/31(i)	896,146

490,000		Marks & Spencer PLC, 7.13%, due 12/01/37(h) 144A	540,745

170,000		Matador Resources Co., 6.88%, due 04/15/28 144A	173,046

526,063		McClatchy Co. LLC, 11.00% (11.00% Cash or 12.50% PIK), due 07/15/27 144A	581,957

1,265,000		McCormick & Co., Inc., 4.95%, due 04/15/33(h)	1,298,177

1,845,000		McGraw-Hill Education, Inc., 7.38%, due 09/01/31 144A	1,915,771

2,485,000		Mclaren Finance PLC, 7.50%, due 08/01/26(h) 144A	2,305,614

160,000		Medline Borrower LP, 3.88%, due 04/01/29 144A	151,618

126	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued

1,780,000		Medline Borrower LP, 5.25%, due 10/01/29 144A	1,747,822

460,000		Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, due 04/01/29 144A	474,527

790,000		Medtronic Global Holdings SCA, 4.25%, due 03/30/28	796,835

1,720,000		MEGlobal Canada ULC, 5.88%, due 05/18/30 144A	1,803,066

1,200,000		Melco Resorts Finance Ltd., 4.88%, due 06/06/25 144A	1,189,758

885,000		Melco Resorts Finance Ltd., 5.25%, due 04/26/26 144A	869,602

320,000		Melco Resorts Finance Ltd., 5.38%, due 12/04/29 144A	300,377

670,000		Melco Resorts Finance Ltd., 7.63%, due 04/17/32 144A	691,662

600,000		MercadoLibre, Inc., 3.13%, due 01/14/31(h)	544,135

1,940,000		Met Tower Global Funding, 4.85%, due 01/16/27 144A	1,975,189

1,515,000		Meta Platforms, Inc., 4.45%, due 08/15/52	1,398,188

1,685,000		MGM China Holdings Ltd., 5.88%, due 05/15/26(i)	1,681,020

935,000		MGM China Holdings Ltd., 7.13%, due 06/26/31 144A	962,917

1,100,000		Michaels Cos., Inc., 5.25%, due 05/01/28(h) 144A	813,004

560,000		Micron Technology, Inc., 3.37%, due 11/01/41	434,714

1,440,000		Micron Technology, Inc., 6.75%, due 11/01/29	1,582,622

700,000		Midcap Financial Issuer Trust, 5.63%, due 01/15/30 144A	646,652

235,000		Midcap Financial Issuer Trust, 6.50%, due 05/01/28 144A	227,872

1,980,000		Millennium Escrow Corp., 6.63%, due 08/01/26 144A	1,247,149

747,000		Millicom International Cellular SA, 4.50%, due 04/27/31 144A	673,954

1,570,500		Millicom International Cellular SA, 6.25%, due 03/25/29(i)	1,563,360

504,000		Millicom International Cellular SA, 6.25%, due 03/25/29 144A	501,709

890,000		MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 02/01/30(h) 144A	866,708

1,099,000		Mohegan Tribal Gaming Authority, 8.00%, due 02/01/26 144A	1,087,719

580,000		Moody’s Corp., 5.00%, due 08/05/34	594,103

1,310,000		Morgan Stanley, 5.16% (SOFR + 1.59%), due 04/20/29(b)	1,346,906

1,470,000		Morgan Stanley, 5.32% (SOFR + 1.56%), due 07/19/35(b)	1,527,064

1,020,000		Morgan Stanley, 5.42% (SOFR + 1.88%), due 07/21/34(b)	1,064,140

605,000		Morgan Stanley, 5.83% (SOFR + 1.58%), due 04/19/35(b)	650,098

1,290,000		MPT Operating Partnership LP/MPT Finance Corp., 5.00%, due 10/15/27(h)	1,158,404

1,770,000		MPT Operating Partnership LP/MPT Finance Corp., 5.25%, due 08/01/26(h)	1,687,200

3,205,000		Nationstar Mortgage Holdings, Inc., 6.50%, due 08/01/29 144A	3,261,610

2,700,000		Nationstar Mortgage Holdings, Inc., 7.13%, due 02/01/32 144A	2,821,983

1,120,000	GBP	NatWest Group PLC, 4.50% (5 yr. UK Government Bond + 3.99%)(b)(j)	1,370,389

2,415,000		NatWest Group PLC, 5.81% (1 yr. CMT + 1.95%), due 09/13/29(b)	2,530,012

1,685,000		NatWest Group PLC, 8.13% (5 yr. CMT + 3.75%)(b)(j)	1,842,433

235,000		NBM U.S. Holdings, Inc., 7.00%, due 05/14/26 144A	236,700

3,365,000		NCL Corp. Ltd., 7.75%, due 02/15/29(h) 144A	3,608,367

430,000		NCL Corp. Ltd., 8.13%, due 01/15/29 144A	460,194

1,160,000		NCL Corp. Ltd., 5.88%, due 03/15/26 144A	1,160,796

376,000		NCR Voyix Corp., 5.13%, due 04/15/29 144A	368,263

640,000		Neptune Bidco U.S., Inc., 9.29%, due 04/15/29 144A	627,517

1,490,000		Newell Brands, Inc., 5.70%, due 04/01/26	1,494,945

3,065,000		Nexstar Media, Inc., 5.63%, due 07/15/27 144A	3,038,187

520,000		Noble Finance II LLC, 8.00%, due 04/15/30 144A	536,928

1,980,000		Nordea Bank Abp, 6.30% (5 yr. CMT + 2.66%)(b)(j) 144A	1,967,310

700,000		Northern Oil & Gas, Inc., 8.13%, due 03/01/28 144A	705,659

400,000		Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, due 11/01/22(k)	484

160,000	EUR	Novelis Sheet Ingot GmbH, 3.38%, due 04/15/29 144A	170,917

See accompanying Notes to the Financial Statements.	127

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued

395,000		NTT Finance Corp., 4.37%, due 07/27/27 144A	396,619

1,065,000		NXP BV/NXP Funding LLC/NXP USA, Inc., 5.00%, due 01/15/33	1,078,076

1,790,000		Occidental Petroleum Corp., 4.40%, due 08/15/49(h)	1,415,754

650,000		Occidental Petroleum Corp., 5.20%, due 08/01/29	661,275

2,520,000		Occidental Petroleum Corp., 6.45%, due 09/15/36	2,723,477

1,540,000		Occidental Petroleum Corp., 7.15%, due 05/15/28	1,655,990

1,380,000		Occidental Petroleum Corp., 7.95%, due 06/15/39	1,660,405

1,110,000		OCP SA, 3.75%, due 06/23/31(i)	998,636

2,095,000		OCP SA, 5.13%, due 06/23/51 144A	1,709,897

1,500,000		OCP SA, 6.75%, due 05/02/34 144A	1,613,040

600,000		Olympus Water U.S. Holding Corp., 6.25%, due 10/01/29(h) 144A	581,295

790,000	EUR	Olympus Water U.S. Holding Corp., 9.63%, due 11/15/28 144A	948,227

2,790,000	EUR	Olympus Water U.S. Holding Corp., 9.63%, due 11/15/28(i)	3,348,802

1,810,000		Option Care Health, Inc., 4.38%, due 10/31/29 144A	1,721,199

565,000		Oracle Corp., 3.95%, due 03/25/51	455,056

1,660,000		Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, due 04/30/28 144A	1,597,563

2,155,000		Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, due 04/30/31(h) 144A	2,031,694

990,000		Pampa Energia SA, 7.95%, due 09/10/31 144A	1,006,582

1,000,000		Pan American Energy LLC, 8.50%, due 04/30/32 144A	1,056,710

835,000		Panther Escrow Issuer LLC, 7.13%, due 06/01/31 144A	876,494

1,640,000		Paramount Global, 7.88%, due 07/30/30	1,791,816

2,375,000		Parkland Corp., 6.63%, due 08/15/32 144A	2,412,929

2,460,000		Performance Food Group, Inc., 6.13%, due 09/15/32 144A	2,516,839

1,260,000		Permian Resources Operating LLC, 5.88%, due 07/01/29 144A	1,259,901

506,000		Permian Resources Operating LLC, 6.25%, due 02/01/33 144A	514,536

2,190,000		Permian Resources Operating LLC, 7.00%, due 01/15/32 144A	2,280,124

810,000		Permian Resources Operating LLC, 9.88%, due 07/15/31 144A	904,640

1,975,000		Petrobras Global Finance BV, 6.00%, due 01/13/35(h)	1,956,830

1,360,000		Petrobras Global Finance BV, 6.85%, due 06/05/15(h)(n)	1,310,393

1,215,000		Petroleos Mexicanos, 6.70%, due 02/16/32	1,090,093

1,550,000		PetSmart, Inc./PetSmart Finance Corp., 4.75%, due 02/15/28 144A	1,487,455

1,930,000		PetSmart, Inc./PetSmart Finance Corp., 7.75%, due 02/15/29 144A	1,907,111

935,000		Phillips 66, 3.30%, due 03/15/52	650,318

980,000		Plains All American Pipeline LP, 9.49% (3 mo. USD Term SOFR + 4.37%)(b)(j)	980,678

1,290,000	EUR	PLT VII Finance SARL, 6.00%, due 06/15/31(h) 144A	1,498,481

1,398,000	EUR	PLT VII Finance SARL, 6.98% (3 mo. EURIBOR + 3.50%), due 06/15/31(b) 144A	1,567,298

3,190,000		PM General Purchaser LLC, 9.50%, due 10/01/28 144A	3,248,071

680,000		PNC Financial Services Group, Inc., 5.07% (SOFR + 1.93%), due 01/24/34(b)	689,760

540,000		Power Finance Corp. Ltd., 3.95%, due 04/23/30 144A	518,887

365,000		PPL Capital Funding, Inc., 5.25%, due 09/01/34	376,059

1,860,000		Precision Drilling Corp., 6.88%, due 01/15/29 144A	1,857,639

9,000		Precision Drilling Corp., 7.13%, due 01/15/26 144A	9,025

1,550,000		Prosus NV, 3.06%, due 07/13/31 144A	1,368,571

1,045,000		Prosus NV, 4.03%, due 08/03/50 144A	764,562

1,070,000		Prosus NV, 4.19%, due 01/19/32 144A	1,003,293

1,770,000		Prosus NV, 4.19%, due 01/19/32(i)	1,659,652

1,000,000		Puma International Financing SA, 7.75%, due 04/25/29 144A	1,029,250

590,000		QazaqGaz NC JSC, 4.38%, due 09/26/27 144A	576,372

156,000		Rackspace Finance LLC, 3.50%, due 05/15/28 144A	78,261

128	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued

1,640,000		Railworks Holdings LP/Railworks Rally, Inc., 8.25%, due 11/15/28 144A	1,697,892

1,570,000		Raizen Fuels Finance SA, 5.70%, due 01/17/35 144A	1,572,747

465,000		Raizen Fuels Finance SA, 6.45%, due 03/05/34 144A	492,454

1,240,000		Range Resources Corp., 4.75%, due 02/15/30(h) 144A	1,196,993

1,790,000		Range Resources Corp., 8.25%, due 01/15/29	1,854,275

725,000		RingCentral, Inc., 8.50%, due 08/15/30 144A	776,306

2,230,000		Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.63%, due 03/01/29 144A	2,098,667

110,000		Rockies Express Pipeline LLC, 6.88%, due 04/15/40 144A	107,263

340,000		Rockies Express Pipeline LLC, 7.50%, due 07/15/38 144A	354,379

1,920,000	EUR	Rolls-Royce PLC, 4.63%, due 02/16/26(i)	2,178,142

890,000		Royal Caribbean Cruises Ltd., 4.25%, due 07/01/26 144A	880,585

340,000		Royal Caribbean Cruises Ltd., 5.50%, due 08/31/26 144A	343,551

1,110,000		Royal Caribbean Cruises Ltd., 6.00%, due 02/01/33 144A	1,138,648

430,000		Royal Caribbean Cruises Ltd., 6.25%, due 03/15/32(h) 144A	446,325

1,240,000		Royal Caribbean Cruises Ltd., 7.50%, due 10/15/27	1,332,097

1,170,000		RR Donnelley & Sons Co., 9.50%, due 08/01/29(h) 144A	1,181,168

1,150,000		Rumo Luxembourg SARL, 4.20%, due 01/18/32(h) 144A	1,024,087

2,185,000		S&S Holdings LLC, 8.38%, due 10/01/31(l) 144A	2,201,618

2,525,000		Sabre GLBL, Inc., 11.25%, due 12/15/27(h) 144A	2,621,658

590,000	GBP	Saga PLC, 5.50%, due 07/15/26(i)	750,797

3,830,000		Sally Holdings LLC/Sally Capital, Inc., 6.75%, due 03/01/32(h)	3,937,156

230,000		Sands China Ltd., 2.30%, due 03/08/27(h)	215,472

500,000		Sands China Ltd., 2.85%, due 03/08/29	454,451

200,000		Sands China Ltd., 5.13%, due 08/08/25	199,692

640,000		Sands China Ltd., 5.40%, due 08/08/28	646,561

420,000		Sasol Financing USA LLC, 5.50%, due 03/18/31	375,099

2,057,000		Saturn Oil & Gas, Inc., 9.63%, due 06/15/29 144A	2,034,064

2,435,000		Saudi Arabian Oil Co., 5.75%, due 07/17/54 144A	2,470,384

310,000	EUR	SCIL IV LLC/SCIL USA Holdings LLC, 4.38%, due 11/01/26 144A	345,281

460,000		SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/01/26 144A	454,708

2,860,000	EUR	SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, due 07/15/28(i)	3,454,079

545,000		Sempra, 3.70%, due 04/01/29	528,791

2,260,000		SEPLAT Energy PLC, 7.75%, due 04/01/26 144A	2,265,424

570,000		Service Properties Trust, 5.50%, due 12/15/27	543,159

1,320,000		Shelf Drilling Holdings Ltd., 9.63%, due 04/15/29 144A	1,218,625

1,640,000		Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, due 08/15/32 144A	1,713,492

400,000		Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, due 03/01/29 144A	379,894

1,140,000		Sinclair Television Group, Inc., 4.13%, due 12/01/30 144A	893,475

860,000		Smyrna Ready Mix Concrete LLC, 8.88%, due 11/15/31 144A	928,524

1,585,000		Sociedad Quimica y Minera de Chile SA, 5.50%, due 09/10/34 144A	1,587,774

1,470,000		Societe Generale SA, 7.13% (1 yr. CMT + 2.95%), due 01/19/55(b) 144A	1,498,837

1,530,000		Sotera Health Holdings LLC, 7.38%, due 06/01/31 144A	1,590,831

1,325,000		Southern Copper Corp., 7.50%, due 07/27/35	1,577,125

3,720,000		Southwestern Energy Co., 4.75%, due 02/01/32	3,561,565

590,000		Southwestern Public Service Co., 6.00%, due 06/01/54	646,206

1,116,000		Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, due 09/20/25 144A	614,148

1,710,000		Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, due 09/20/25(h) 144A	941,033

2,135,000		Standard Chartered PLC, 4.30% (5 yr. CMT + 3.14%)(b)(j) 144A	1,947,042

See accompanying Notes to the Financial Statements.	129

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued

765,000		Standard Chartered PLC, 4.75% (5 yr. CMT + 3.81%)(b)(i)(j)	666,028

2,150,000		Standard Chartered PLC, 5.91% (1 yr. CMT + 1.45%), due 05/14/35(b) 144A	2,275,935

880,000		Star Parent, Inc., 9.00%, due 10/01/30(h) 144A	945,850

1,550,000		Starwood Property Trust, Inc., 4.38%, due 01/15/27 144A	1,511,808

620,000		Starwood Property Trust, Inc., 7.25%, due 04/01/29 144A	650,883

570,000		State Street Corp., 6.70% (5 yr. CMT + 2.61%)(b)(j)	591,938

670,000		Stena International SA, 7.25%, due 01/15/31(h) 144A	704,691

190,000		StoneX Group, Inc., 7.88%, due 03/01/31 144A	202,474

926,000		Strathcona Resources Ltd., 6.88%, due 08/01/26 144A	922,362

421,000		Studio City Finance Ltd., 6.00%, due 07/15/25 144A	422,494

470,000		Studio City Finance Ltd., 6.50%, due 01/15/28 144A	459,998

100,000		Summit Materials LLC/Summit Materials Finance Corp., 5.25%, due 01/15/29 144A	98,995

400,000		Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.50%, due 10/15/26(m) 144A	409,150

2,213,000		Sunnova Energy Corp., 5.88%, due 09/01/26 144A	2,068,109

1,250,000		Suzano Austria GmbH, 3.13%, due 01/15/32	1,087,061

330,000		Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/30 144A	313,712

1,400,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.88%, due 01/15/29	1,436,508

60,000		Teck Resources Ltd., 6.00%, due 08/15/40	61,100

910,000		Tencent Holdings Ltd., 3.24%, due 06/03/50(i)	669,106

735,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, 1.88%, due 03/31/27(i)	780,271

1,280,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, 7.38%, due 09/15/29	1,606,898

280,000		Teva Pharmaceutical Finance Netherlands III BV, 3.15%, due 10/01/26(h)	269,348

3,250,000		Teva Pharmaceutical Finance Netherlands III BV, 4.10%, due 10/01/46	2,418,539

510,000		Teva Pharmaceutical Finance Netherlands III BV, 4.75%, due 05/09/27	503,451

690,000	GBP	Time Warner Cable LLC, 5.25%, due 07/15/42	756,777

300,000		Time Warner Cable LLC, 6.75%, due 06/15/39	300,575

1,330,000		Titan International, Inc., 7.00%, due 04/30/28	1,324,706

1,020,000		TK Elevator U.S. Newco, Inc., 5.25%, due 07/15/27 144A	1,009,797

1,170,000		TKC Holdings, Inc., 6.88%, due 05/15/28 144A	1,157,043

160,000		TKC Holdings, Inc., 10.50%, due 05/15/29 144A	161,029

870,000		T-Mobile USA, Inc., 3.50%, due 04/15/31	819,512

1,515,000		T-Mobile USA, Inc., 4.70%, due 01/15/35	1,510,365

2,455,000		T-Mobile USA, Inc., 4.80%, due 07/15/28	2,502,389

870,000		TMS Issuer SARL, 5.78%, due 08/23/32 144A	915,263

660,000		TopBuild Corp., 4.13%, due 02/15/32 144A	608,556

1,430,000		Toronto-Dominion Bank, 8.13% (5 yr. CMT + 4.08%), due 10/31/82(b)	1,537,696

1,100,000		TransAlta Corp., 6.50%, due 03/15/40	1,166,749

830,000		TransAlta Corp., 7.75%, due 11/15/29	877,430

2,155,000		TransCanada PipeLines Ltd., 6.20%, due 03/09/26	2,157,125

4,925,000		TransDigm, Inc., 6.00%, due 01/15/33 144A	4,998,456

5,885,000		TransDigm, Inc., 6.63%, due 03/01/32 144A	6,135,654

915,000		Transnet SOC Ltd., 8.25%, due 02/06/28 144A	951,179

1,201,000		Transocean, Inc., 8.00%, due 02/01/27 144A	1,201,210

1,165,000		Transocean, Inc., 8.25%, due 05/15/29 144A	1,155,922

2,720,000		TriNet Group, Inc., 3.50%, due 03/01/29 144A	2,529,084

290,000		Triton Water Holdings, Inc., 6.25%, due 04/01/29 144A	289,970

1,168,000		Triumph Group, Inc., 9.00%, due 03/15/28 144A	1,224,140

130	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

890,000	Truist Financial Corp., 5.87% (SOFR + 2.36%), due 06/08/34(b)	946,499

915,000	TSMC Global Ltd., 2.25%, due 04/23/31(i)	805,146

1,400,000	Turk Telekomunikasyon AS, 7.38%, due 05/20/29 144A	1,437,417

965,000	Turk Telekomunikasyon AS, 7.38%, due 05/20/29(i)	990,126

725,000	Turkiye Garanti Bankasi AS, 8.38% (5 yr. CMT + 4.09%), due 02/28/34(b) 144A	746,222

1,685,000	Turkiye Vakiflar Bankasi, 6.88%, due 01/07/30 144A	1,688,370

1,360,000	Tutor Perini Corp., 11.88%, due 04/30/29 144A	1,517,289

149,792	U.S. Airways Pass-Through Trust, 3.95%, due 05/15/27	147,949

890,000	U.S. Bancorp, 5.84% (SOFR + 2.26%), due 06/12/34(b)	950,643

171,500	U.S. Renal Care, Inc., 10.63%, due 06/28/28 144A	150,491

1,585,000	UBS AG, 7.95%, due 01/09/25	1,597,411

1,955,000	UBS Group AG, 6.54% (SOFR + 3.92%), due 08/12/33(b) 144A	2,159,106

1,640,000	UBS Group AG, 7.75% (5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 4.16%)(b)(h)(j) 144A	1,757,595

680,000	UBS Group AG, 9.25% (5 yr. CMT + 4.75%)(b)(j) 144A	753,509

1,195,000	UBS Group AG, 9.25% (5 yr. CMT + 4.76%)(b)(j) 144A	1,412,292

1,270,000	UKG, Inc., 6.88%, due 02/01/31 144A	1,313,213

990,000	UniCredit SpA, 5.46% (5 yr. CMT + 4.75%), due 06/30/35(b) 144A	974,474

235,000	UniCredit SpA, 7.30% (5 yr. USD ICE swap + 4.91%), due 04/02/34(b) 144A	250,566

36,160	United Airlines Pass-Through Trust, 4.88%, due 07/15/27	35,851

339,488	United Airlines Pass-Through Trust, 5.88%, due 04/15/29	346,789

3,760,000	United Rentals North America, Inc., 6.00%, due 12/15/29 144A	3,884,069

290,000	Utah Acquisition Sub, Inc., 5.25%, due 06/15/46	254,723

314,000	Vale Overseas Ltd., 6.88%, due 11/10/39	350,348

1,315,000	Vedanta Resources Finance II PLC, 10.88%, due 09/17/29 144A	1,339,025

290,000	Venture Global Calcasieu Pass LLC, 3.88%, due 08/15/29 144A	274,283

500,000	Venture Global Calcasieu Pass LLC, 3.88%, due 11/01/33 144A	448,827

350,000	Venture Global Calcasieu Pass LLC, 4.13%, due 08/15/31 144A	325,682

1,920,000	Venture Global Calcasieu Pass LLC, 6.25%, due 01/15/30 144A	2,013,928

670,000	Venture Global LNG, Inc., 7.00%, due 01/15/30 144A	684,983

700,000	Venture Global LNG, Inc., 8.38%, due 06/01/31 144A	739,624

1,660,000	Venture Global LNG, Inc., 9.00% (5 yr. CMT + 5.44%)(b)(j) 144A	1,683,894

1,290,000	Venture Global LNG, Inc., 9.88%, due 02/01/32 144A	1,434,244

490,000	Verizon Communications, Inc., 2.85%, due 09/03/41	368,762

1,935,000	Verizon Communications, Inc., 3.55%, due 03/22/51	1,499,586

890,000	Vertiv Group Corp., 4.13%, due 11/15/28 144A	860,975

650,000	Viasat, Inc., 5.63%, due 04/15/27 144A	613,936

2,750,000	Viking Cruises Ltd., 7.00%, due 02/15/29 144A	2,786,798

1,630,000	Viking Cruises Ltd., 9.13%, due 07/15/31 144A	1,783,601

555,000	Virginia Electric & Power Co., 5.05%, due 08/15/34	569,970

1,070,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.88%, due 05/01/27(h) 144A	1,045,365

810,000	Vistra Operations Co. LLC, 6.88%, due 04/15/32 144A	852,726

450,000	Vmed O2 U.K. Financing I PLC, 4.75%, due 07/15/31 144A	401,010

1,020,000	VOC Escrow Ltd., 5.00%, due 02/15/28 144A	1,008,528

758,670	Vortex Opco LLC, 8.00%, due 04/30/30 144A	307,883

174,240	Vortex Opco LLC, 10.84% (3 mo. USD Term SOFR + 6.25%), due 04/30/30(b) 144A	174,501

315,000	Waste Connections, Inc., 2.95%, due 01/15/52	216,652

3,010,000	Wells Fargo & Co., 6.28% (SOFR + 1.07%), due 04/22/28(b)	3,024,397

See accompanying Notes to the Financial Statements.	131

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

4,045,000	WESCO Distribution, Inc., 6.63%, due 03/15/32 144A	4,218,336

3,270,000	Western Midstream Operating LP, 5.30%, due 03/01/48	2,972,274

1,635,000	Western Midstream Operating LP, 5.45%, due 04/01/44	1,548,953

60,000	Williams Cos., Inc., 8.75%, due 03/15/32	73,458

2,067,000	Winnebago Industries, Inc., 6.25%, due 07/15/28 144A	2,070,634

800,000	WW International, Inc., 4.50%, due 04/15/29 144A	184,647

1,500,000	Wynn Macau Ltd., 4.88%, due 10/01/24 144A	1,500,000

820,000	Wynn Macau Ltd., 5.63%, due 08/26/28 144A	796,754

1,510,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, due 02/15/31 144A	1,630,079

1,560,000	XP, Inc., 6.75%, due 07/02/29 144A	1,601,389

730,000	XPO, Inc., 6.25%, due 06/01/28 144A	747,972

180,000	Yamana Gold, Inc., 4.63%, due 12/15/27	180,343

460,000	YPF SA, 6.95%, due 07/21/27 144A	447,863

191,100	YPF SA, 9.00%, due 02/12/26(m) 144A	194,078

870,000	ZF North America Capital, Inc., 6.88%, due 04/23/32 144A	873,613

1,770,000	ZF North America Capital, Inc., 7.13%, due 04/14/30 144A	1,836,134

3,285,000	Ziff Davis, Inc., 4.63%, due 10/15/30 144A	3,088,624

1,220,000	ZipRecruiter, Inc., 5.00%, due 01/15/30 144A	1,105,078

		735,800,585

	Mortgage Backed Securities - Private Issuers — 5.4%

1,550,000	280 Park Avenue Mortgage Trust, Series 2017-280P, Class D, 6.95% (1 mo. USD Term SOFR + 1.84%), due 09/15/34(b) 144A	1,452,682

1,499,525	Angel Oak Mortgage Trust, Series 2022-3, Class A3, 4.16%, due 01/25/67(c) 144A	1,421,788

910,000	Angel Oak Mortgage Trust I LLC, Series 2019-2, Class B1, 5.02%, due 03/25/49(c) 144A	906,841

820,000	ARES1, Series 2024-IND2, Class A, 6.29% (1 mo. USD Term SOFR + 1.44%), due 10/15/34(b)(l) 144A	817,950

355,000	Bank, Series 2020-BNK25, Class AS, 2.84%, due 01/15/63	315,827

1,280,000	Bank, Series 2022-BNK42, Class A5, 4.49%, due 06/15/55(c)	1,271,832

1,270,000	Bank, Series 2022-BNK44, Class D, 4.00%, due 11/15/32(c) 144A	1,016,189

870,000	Bank, Series 2023-BNK45, Class A5, 5.20%, due 02/15/56	901,114

6,033,662	Bank, Series 2023-BNK46, Class XA, 0.75%, due 08/15/56(c)	235,830

1,020,000	Bank, Series 2024-BNK48, Class A5, 5.05%, due 09/15/34(l)	1,050,545

922,000	BBCCRE Trust, Series 2015-GTP, Class F, 4.71%, due 08/10/33(c) 144A	594,461

280,000	BBCMS Mortgage Trust, Series 2019-C5, Class A4, 3.06%, due 11/15/52	262,755

345,000	BBCMS Mortgage Trust, Series 2020-C6, Class AS, 2.84%, due 02/15/53	310,926

390,000	BBCMS Trust, Series 2018-CBM, Class D, 7.79% (1 mo. USD Term SOFR + 2.69%), due 07/15/37(b) 144A	369,166

250,000	Benchmark Mortgage Trust, Series 2020-B16, Class AM, 2.94%, due 02/15/53(c)	223,373

630,000	Benchmark Mortgage Trust, Series 2023-V3, Class D, 4.00%, due 07/15/56 144A	543,734

1,000,000	BHMS Mortgage Trust, Series 2018-MZB, Class MZB, 12.03% (1 mo. USD Term SOFR + 6.93%), due 07/15/25(b) 144A	972,491

860,000	BIG Commercial Mortgage Trust, Series 2022-BIG, Class F, 10.53% (1 mo. USD Term SOFR + 5.44%), due 02/15/39(b) 144A	847,307

1,080,000	BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class E, 9.53% (1 mo. USD Term SOFR + 4.44%), due 08/15/41(b) 144A	1,082,290

705,343	BRAVO Residential Funding Trust, Series 2022-NQM1, Class A3, 4.09%, due 09/25/61(c) 144A	683,679

248,865	BRAVO Residential Funding Trust, Series 2022-NQM2, Class A3, 5.24%, due 11/25/61(c) 144A	245,522

132	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

205,495	BRAVO Residential Funding Trust, Series 2022-NQM3, Class A3, 5.50%, due 07/25/62(c) 144A	204,756

1,380,891	BRAVO Residential Funding Trust, Series 2024-NQM2, Class A3, 6.59%, due 02/25/64(m) 144A	1,401,892

590,000	BX Commercial Mortgage Trust, Series 2019-IMC, Class E, 7.29% (1 mo. USD Term SOFR + 2.20%), due 04/15/34(b) 144A	577,164

1,005,623	BX Commercial Mortgage Trust, Series 2021-21M, Class A, 5.94% (1 mo. USD Term SOFR + 0.84%), due 10/15/36(b) 144A	999,287

835,471	BX Commercial Mortgage Trust, Series 2021-ACNT, Class A, 6.06% (1 mo. USD Term SOFR + 0.96%), due 11/15/38(b) 144A	831,290

922,817	BX Commercial Mortgage Trust, Series 2021-VINO, Class A, 5.86% (1 mo. USD Term SOFR + 0.77%), due 05/15/38(b) 144A	918,189

690,000	BX Commercial Mortgage Trust, Series 2021-VOLT, Class G, 8.06% (1 mo. USD Term SOFR + 2.96%), due 09/15/36(b) 144A	678,031

357,000	BX Commercial Mortgage Trust, Series 2021-XL2, Class J, 9.10% (1 mo. USD Term SOFR + 4.00%), due 10/15/38(b) 144A	352,033

1,260,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class A, 6.09% (1 mo. USD Term SOFR + 0.99%), due 01/17/39(b) 144A	1,248,374

728,866	BX Commercial Mortgage Trust, Series 2022-LP2, Class G, 9.20% (1 mo. USD Term SOFR + 4.11%), due 02/15/39(b) 144A	725,082

820,000	BX Commercial Mortgage Trust, Series 2024-BIO2, Class D1, 7.97%, due 08/13/41(c) 144A	828,751

1,020,000	BX Commercial Mortgage Trust, Series 2024-KING, Class E, 8.78% (1 mo. USD Term SOFR + 3.69%), due 05/15/34(b) 144A	1,011,625

1,600,000	BX Trust, Series 2021-ARIA, Class E, 7.46% (1 mo. USD Term SOFR + 2.36%), due 10/15/36(b) 144A	1,587,190

1,657,780	BX Trust, Series 2021-SDMF, Class F, 7.15% (1 mo. USD Term SOFR + 2.05%), due 09/15/34(b) 144A	1,598,479

830,000	BX Trust, Series 2022-LBA6, Class D, 7.10% (1 mo. USD Term SOFR + 2.00%), due 01/15/39(b) 144A	821,240

1,533,065	BX Trust, Series 2024-CNYN, Class D, 7.79% (1 mo. USD Term SOFR + 2.69%), due 04/15/41(b) 144A	1,537,647

418,683	Cantor Commercial Real Estate Lending, Series 2019-CF1, Class A2, 3.62%, due 05/15/52	410,854

91,517	CFCRE Commercial Mortgage Trust, Series 2011-C2, Class D, 5.08%, due 12/15/47(c) 144A	84,728

425,000	CFK Trust, Series 2020-MF2, Class F, 3.57%, due 03/15/39(c) 144A	216,679

1,210,000	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class B, 3.76%, due 04/10/48(c)	1,169,753

1,640,000	Citigroup Commercial Mortgage Trust, Series 2015-P1, Class C, 4.51%, due 09/15/48(c)	1,553,021

270,000	Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.47%, due 10/12/50	261,861

1,440,000	COLT Mortgage Loan Trust, Series 2024-1, Class M1, 6.59%, due 02/25/69(c) 144A	1,469,709

293,282	COMM Mortgage Trust, Series 2012-CR3, Class B, 3.92%, due 10/15/45 144A	259,853

1,780,000	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class C, 4.49%, due 08/15/48(c)	1,462,993

300,000	CSMC Trust, Series 2019-UVIL, Class A, 3.16%, due 12/15/41 144A	276,437

765,000	DBGS Mortgage Trust, Series 2018-BIOD, Class D, 6.69% (1 mo. USD Term SOFR + 1.60%), due 05/15/35(b) 144A	756,771

930,000	Ellington Financial Mortgage Trust, Series 2020-1, Class B1, 5.09%, due 05/25/65(c) 144A	965,064

876,235	Ellington Financial Mortgage Trust, Series 2023-1, Class A3, 6.54%, due 02/25/68(m) 144A	881,314

769,105	ELP Commercial Mortgage Trust, Series 2021-ELP, Class D, 6.73% (1 mo. USD Term SOFR + 1.63%), due 11/15/38(b) 144A	763,628

See accompanying Notes to the Financial Statements.	133

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

436,607	Extended Stay America Trust, Series 2021-ESH, Class F, 8.91% (1 mo. USD Term SOFR + 3.81%), due 07/15/38(b) 144A	437,341

151,785	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M1, 4.00%, due 08/25/56(c) 144A	150,569

33,143	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2017-3, Class M1, 4.00%, due 07/25/56(c) 144A	33,026

415,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-3, Class M, 4.75%, due 08/25/57(c) 144A	400,244

266,268	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-1, Class M, 4.75%, due 07/25/58(c) 144A	258,845

745,343	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.75%, due 10/25/58(c) 144A	727,326

560,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-4, Class M, 4.50%, due 02/25/59(c) 144A	526,818

370,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-1, Class M, 4.25%, due 08/25/59(c) 144A	349,331

640,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-2, Class M, 4.25%, due 11/25/59(c) 144A	612,634

590,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-3, Class M, 4.25%, due 05/25/60(c) 144A	562,400

500,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2021-1, Class M, 4.25%, due 09/25/60 144A	481,858

1,620,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2024-1, Class M, 5.00%, due 11/25/63(c) 144A	1,406,840

830,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2020-DNA5, Class B1, 10.08% (SOFR 30-day average + 4.80%), due 10/25/50(b) 144A	947,864

1,060,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2020-DNA6, Class B1, 8.28% (SOFR 30-day average + 3.00%), due 12/25/50(b) 144A	1,146,631

970,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA1, Class B2, 10.03% (SOFR 30-day average + 4.75%), due 01/25/51(b) 144A	1,043,907

910,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA2, Class B1, 8.68% (SOFR 30-day average + 3.40%), due 08/25/33(b) 144A	1,023,706

380,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA3, Class B1, 8.78% (SOFR 30-day average + 3.50%), due 10/25/33(b) 144A	428,057

1,110,457	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA3, Class M2, 7.38% (SOFR 30-day average + 2.10%), due 10/25/33(b) 144A	1,137,162

1,270,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA5, Class B1, 8.33% (SOFR 30-day average + 3.05%), due 01/25/34(b) 144A	1,364,227

608,462	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA5, Class M2, 6.93% (SOFR 30-day average + 1.65%), due 01/25/34(b) 144A	611,628

980,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA6, Class B1, 8.68% (SOFR 30-day average + 3.40%), due 10/25/41(b) 144A	1,011,688

400,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA6, Class M2, 6.78% (SOFR 30-day average + 1.50%), due 10/25/41(b) 144A	402,401

1,000,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA7, Class M2, 7.08% (SOFR 30-day average + 1.80%), due 11/25/41(b) 144A	1,011,170

1,100,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA2, Class B1, 10.03% (SOFR 30-day average + 4.75%), due 02/25/42(b) 144A	1,165,441

1,420,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA2, Class M2, 9.03% (SOFR 30-day average + 3.75%), due 02/25/42(b) 144A	1,493,696

1,090,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA3, Class M1B, 8.18% (SOFR 30-day average + 2.90%), due 04/25/42(b) 144A	1,128,710

1,390,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA6, Class M2, 11.03% (SOFR 30-day average + 5.75%), due 09/25/42(b) 144A	1,546,741

134	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

209,088	Federal Home Loan Mortgage Corp. STACR Securitized Participation Interests Trust, Series 2017-SPI1, Class B, 4.11%, due 09/25/47(c) 144A	159,725

440,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2017-C07, Class 1B1, 9.39% (SOFR 30-day average + 4.11%), due 05/25/30(b) 144A	473,637

610,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2018-C01, Class 1B1, 8.94% (SOFR 30-day average + 3.66%), due 07/25/30(b) 144A	657,747

492,500	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2018-C06, Class 1B1, 9.14% (SOFR 30-day average + 3.86%), due 03/25/31(b) 144A	530,466

780,437	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2019-R03, Class 1B1, 9.49% (SOFR 30-day average + 4.21%), due 09/25/31(b) 144A	829,461

624,198	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2019-R07, Class 1B1, 8.79% (SOFR 30-day average + 3.51%), due 10/25/39(b) 144A	647,270

260,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, 8.64% (SOFR 30-day average + 3.36%), due 01/25/40(b) 144A	270,046

2,280,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1, 8.38% (SOFR 30-day average + 3.10%), due 10/25/41(b) 144A	2,351,951

1,210,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 11.28% (SOFR 30-day average + 6.00%), due 10/25/41(b) 144A	1,275,944

1,260,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2021-R03, Class 1B1, 8.03% (SOFR 30-day average + 2.75%), due 12/25/41(b) 144A	1,290,543

1,230,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R01, Class 1B1, 8.43% (SOFR 30-day average + 3.15%), due 12/25/41(b) 144A	1,271,318

1,000,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, 8.38% (SOFR 30-day average + 3.10%), due 03/25/42(b) 144A	1,042,859

1,020,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2023-R06, Class 1B1, 9.18% (SOFR 30-day average + 3.90%), due 07/25/43(b) 144A	1,081,572

1,590,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, 7.98% (SOFR 30-day average + 2.70%), due 01/25/44(b) 144A	1,621,497

1,600,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B1, 7.78% (SOFR 30-day average + 2.50%), due 02/25/44(b) 144A	1,633,532

1,380,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2024-R04, Class 1B1, 7.48% (SOFR 30-day average + 2.20%), due 05/25/44(b) 144A	1,388,743

900,000	GS Mortgage Securities Corp. II, Series 2024-70P, Class E, 9.26%, due 03/10/41(c) 144A	940,511

510,000	GS Mortgage Securities Corp. Trust, Series 2018-LUAU, Class G, 9.84% (1 mo. USD Term SOFR + 4.75%), due 11/15/32(b) 144A	499,768

265,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.30%, due 08/10/44(c) 144A	141,091

280,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.73%, due 06/10/47(c) 144A	81,353

670,000	GS Mortgage Securities Trust, Series 2015-GC28, Class D, 4.53%, due 02/10/48(c) 144A	623,509

720,000	GS Mortgage Securities Trust, Series 2015-GC32, Class D, 3.35%, due 07/10/48	667,805

132,442	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1C, 5.98% (1 mo. USD Term SOFR + 1.01%), due 06/20/35(b)	123,556

1,350,000	HIH Trust, Series 2024-61P, Class F, 10.39% (1 mo. USD Term SOFR + 5.44%), due 10/15/41(b)(l) 144A	1,353,632

100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class C, 4.88%, due 01/15/49(c)	88,752

1,210,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class FFL, 8.31% (1 mo. USD Term SOFR + 3.14%), due 07/05/33(b) 144A	782,393

530,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class E, 8.31% (1 mo. USD Term SOFR + 3.21%), due 09/15/29(b) 144A	342,079

810,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-HTL5, Class F, 9.48% (1 mo. USD Term SOFR + 4.38%), due 11/15/38(b) 144A	792,679

1,030,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-ACB, Class D, 8.24% (SOFR 30-day average + 2.90%), due 03/15/39(b) 144A	1,019,076

See accompanying Notes to the Financial Statements.	135

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

527,191	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class D, 7.26% (1 mo. USD Term SOFR + 2.17%), due 04/15/37(b) 144A	477,825

624,869	KIND Trust, Series 2021-KIND, Class D, 7.51% (1 mo. USD Term SOFR + 2.41%), due 08/15/38(b) 144A	610,389

486,009	KIND Trust, Series 2021-KIND, Class E, 8.46% (1 mo. USD Term SOFR + 3.36%), due 08/15/38(b) 144A	468,446

515,537	Life Mortgage Trust, Series 2021-BMR, Class F, 7.56% (1 mo. USD Term SOFR + 2.46%), due 03/15/38(b) 144A	497,168

746,600	MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 6.01% (1 mo. USD Term SOFR + 0.92%), due 04/15/38(b) 144A	743,665

472,000	MHC Trust, Series 2021-MHC2, Class E, 7.16% (1 mo. USD Term SOFR + 2.06%), due 05/15/38(b) 144A	466,600

320,000	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.42%, due 07/11/40(c) 144A	292,911

311,993	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.28%, due 10/15/30 144A	285,374

490,000	MSWF Commercial Mortgage Trust, Series 2023-1, Class A4, 5.47%, due 05/15/56	515,590

540,000	MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.25%, due 12/15/56(c)	584,176

446,869	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 8.64% (SOFR 30-day average + 3.36%), due 10/25/49(b) 144A	450,144

444,943	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 9.14% (SOFR 30-day average + 3.86%), due 03/25/50(b) 144A	451,361

271,634	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A, 6.68% (1 mo. USD Term SOFR + 1.58%), due 07/15/36(b) 144A	245,334

317,520	New Residential Mortgage Loan Trust, Series 2017-5A, Class B4, 6.54%, due 06/25/57(c) 144A	309,775

386,003	OBX Trust, Series 2022-NQM6, Class A1, 4.70%, due 07/25/62(m) 144A	381,303

1,560,000	ONNI Commerical Mortgage Trust, Series 2024-APT, Class D, 7.24%, due 07/15/39(c) 144A	1,597,359

650,000	OPG Trust, Series 2021-PORT, Class D, 6.34% (1 mo. USD Term SOFR + 1.25%), due 10/15/36(b) 144A	642,259

59,513	PMT Credit Risk Transfer Trust, Series 2019-3R, Class A, 9.06% (SOFR 30-day average + 3.81%), due 11/27/31(b) 144A	59,753

1,580,000	SMRT Commercial Mortgage Trust, Series 2022-MINI, Class D, 7.05% (1 mo. USD Term SOFR + 1.95%), due 01/15/39(b) 144A	1,553,748

230,000	Starwood Retail Property Trust, Series 2014-STAR, Class C, 8.50% (U.S. (Fed) Prime Rate + 0.00%), due 11/15/27(b)(f) 144A	72,611

900,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, 8.50% (U.S. (Fed) Prime Rate + 0.00%), due 11/15/27(b)(f) 144A	68,580

248,386	Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 2A2, 5.53% (1 mo. USD Term SOFR + 0.67%), due 05/25/45(b)	182,987

940,000	Towd Point Mortgage Trust, Series 2017-5, Class B1, 6.97% (1 mo. USD Term SOFR + 1.91%), due 02/25/57(b) 144A	941,483

590,000	Towd Point Mortgage Trust, Series 2019-4, Class B1B, 3.50%, due 10/25/59(c) 144A	470,752

200,670	UBS Commercial Mortgage Trust, Series 2017-C7, Class A3, 3.42%, due 12/15/50	195,153

1,550,000	Verus Securitization Trust, Series 2023-4, Class B1, 8.14%, due 05/25/68(c) 144A	1,571,935

537,277	Verus Securitization Trust, Series 2023-8, Class A3, 6.97%, due 12/25/68(m) 144A	547,885

1,160,000	Verus Securitization Trust, Series 2023-8, Class B1, 8.12%, due 12/25/68(c) 144A	1,178,726

1,576,200	Verus Securitization Trust, Series 2024-4, Class B1, 7.64%, due 06/25/69(c) 144A	1,608,096

300,678	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR16, Class 2A2, 4.32%, due 12/25/36(c)	264,639

350,000	WB Commercial Mortgage Trust, Series 2024-HQ, Class D, 8.28%, due 03/15/40(c) 144A	355,189

136	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)		Description	Value ($)

		Mortgage Backed Securities - Private Issuers — continued

530,000		Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class B, 3.96%, due 12/15/47	526,154

1,190,000		Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class D, 2.80%, due 12/15/50(c) 144A	889,863

175,924		Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, 6.57%, due 04/25/36(c)	169,718

			106,449,724

		Mortgage Backed Securities - U.S. Government Agency Obligations — 0.0%

177,268		Federal National Mortgage Association, Pool # FS5059, 3.50%, due 11/01/48	167,352

		Sovereign Debt Obligations — 33.7%

1,055,000		Angola Government International Bonds, 8.00%, due 11/26/29(i)	961,174

240,000		Angola Government International Bonds, 8.75%, due 04/14/32 144A	215,755

390,000		Angola Government International Bonds, 9.13%, due 11/26/49(i)	323,919

5,505		Argentina Republic Government International Bonds, 1.00%, due 07/09/29	3,611

2,200,000		Argentina Republic Government International Bonds, 3.50%, due 07/09/41(m)	1,006,962

2,330,000		Argentina Republic Government International Bonds, 4.13%, due 07/09/35(m)	1,124,225

327,438		Argentina Republic Government International Bonds, 4.13%, due 07/09/46(m)	165,847

380,000		Bahamas Government International Bonds, 8.95%, due 10/15/32(i)	388,990

975,000		Bahrain Government International Bonds, 5.63%, due 05/18/34(i)	933,823

2,325,000		Bahrain Government International Bonds, 7.50%, due 02/12/36 144A	2,519,082

1,099,402,180	CLP	Bonos de la Tesoreria de la Republica, 1.90%, due 09/01/30	1,218,581

56,865,630	CLP	Bonos de la Tesoreria de la Republica, 2.00%, due 03/01/35	63,817

871,939,660	CLP	Bonos de la Tesoreria de la Republica, 3.40%, due 10/01/39(i)	1,071,014

870,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 2.30%, due 10/01/28(i)	888,943

510,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 4.50%, due 03/01/26	566,266

320,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 4.70%, due 09/01/30(i) 144A	349,562

1,520,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 5.00%, due 10/01/28(i)	1,691,873

205,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 5.00%, due 03/01/35	230,070

1,005,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 6.00%, due 04/01/33(i)	1,184,826

270,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 7.00%, due 05/01/34(i)	346,516

1,000,000		Brazil Government International Bonds, 4.63%, due 01/13/28(h)	1,007,257

2,360,000		Brazil Government International Bonds, 4.75%, due 01/14/50	1,811,406

3,733,000	BRL	Brazil Letras do Tesouro Nacional, 11.86%, due 01/01/30(g)	370,153

2,113,000	BRL	Brazil Letras do Tesouro Nacional, 13.09%, due 07/01/25(g)	357,362

5,550,000	BRL	Brazil Letras do Tesouro Nacional, Series LTN, 10.05%, due 07/01/27(g)	741,157

7,975,000	BRL	Brazil Letras do Tesouro Nacional, Series LTN, 10.46%, due 07/01/26(g)	1,195,514

19,947,000	BRL	Brazil Letras do Tesouro Nacional, Series LTN, 12.75%, due 01/01/26(g)	3,169,200

140,000	BRL	Brazil Notas do Tesouro Nacional, 6.00%, due 05/15/35	107,874

366,000	BRL	Brazil Notas do Tesouro Nacional, 6.00%, due 08/15/50	275,363

13,245,000	BRL	Brazil Notas do Tesouro Nacional, Series F, 10.00%, due 01/01/35	2,122,795

30,663,000	BRL	Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, due 01/01/27	5,392,739

92,823,000	BRL	Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, due 01/01/29	15,820,695

112,334,000	BRL	Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, due 01/01/31	18,593,756

41,987,000	BRL	Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, due 01/01/33	6,850,623

548,000		Chile Government International Bonds, 2.55%, due 01/27/32(h)	484,982

403,000		Chile Government International Bonds, 4.34%, due 03/07/42	369,068

5,870,000	CNY	China Government Bonds, 2.52%, due 08/25/33	858,609

5,790,000	CNY	China Government Bonds, 2.68%, due 05/21/30	853,267

See accompanying Notes to the Financial Statements.	137

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued

7,120,000	CNY	China Government Bonds, 2.80%, due 03/25/30	1,060,878

22,640,000	CNY	China Government Bonds, 2.88%, due 02/25/33	3,404,340

4,330,000	CNY	China Government Bonds, 3.00%, due 10/15/53	705,864

1,990,000	CNY	China Government Bonds, 3.02%, due 05/27/31	301,093

6,770,000	CNY	China Government Bonds, 3.27%, due 11/19/30	1,039,428

2,250,000	CNY	China Government Bonds, 3.28%, due 12/03/27	337,304

14,580,000	CNY	China Government Bonds, 3.53%, due 10/18/51	2,567,525

2,340,000	CNY	China Government Bonds, 3.72%, due 04/12/51	420,677

5,790,000	CNY	China Government Bonds, 3.81%, due 09/14/50	1,056,865

3,630,000	CNY	China Government Bonds, Series 1906, 3.29%, due 05/23/29	551,920

8,120,000	CNY	China Government Bonds, Series 1915, 3.13%, due 11/21/29	1,227,895

10,970,000	CNY	China Government Bonds, Series INBK, 2.27%, due 05/25/34	1,575,157

1,690,000		Colombia Government International Bonds, 4.50%, due 03/15/29	1,606,268

12,706,600,000	COP	Colombia TES, Series B, 5.75%, due 11/03/27	2,807,308

48,525,600,000	COP	Colombia TES, Series B, 6.00%, due 04/28/28	10,595,194

6,544,500,000	COP	Colombia TES, Series B, 6.25%, due 11/26/25	1,555,213

12,384,700,000	COP	Colombia TES, Series B, 6.25%, due 07/09/36	2,175,179

24,397,100,000	COP	Colombia TES, Series B, 7.00%, due 03/26/31	5,182,437

41,870,100,000	COP	Colombia TES, Series B, 7.00%, due 06/30/32	8,587,955

23,349,600,000	COP	Colombia TES, Series B, 7.25%, due 10/18/34	4,641,718

11,323,100,000	COP	Colombia TES, Series B, 7.25%, due 10/26/50	1,879,158

13,440,300,000	COP	Colombia TES, Series B, 7.50%, due 08/26/26	3,182,542

17,798,200,000	COP	Colombia TES, Series B, 7.75%, due 09/18/30	3,971,656

18,648,500,000	COP	Colombia TES, Series B, 9.25%, due 05/28/42	3,942,356

30,183,900,000	COP	Colombia TES, Series B, 13.25%, due 02/09/33	8,582,724

1,517,200,000	COP	Colombia TES, Series G, 7.00%, due 03/26/31	322,284

595,000		Costa Rica Government International Bonds, 6.13%, due 02/19/31(i)	618,457

34,210,000	CZK	Czech Republic Government Bonds, Series 103, 2.00%, due 10/13/33	1,321,533

24,930,000	CZK	Czech Republic Government Bonds, Series 105, 2.75%, due 07/23/29	1,073,967

58,870,000	CZK	Czech Republic Government Bonds, Series 11Y, 4.90%, due 04/14/34	2,845,046

29,670,000	CZK	Czech Republic Government Bonds, Series 121, 1.20%, due 03/13/31	1,143,961

15,630,000	CZK	Czech Republic Government Bonds, Series 130, 0.05%, due 11/29/29	585,054

24,440,000	CZK	Czech Republic Government Bonds, Series 138, 1.75%, due 06/23/32	952,580

10,450,000	CZK	Czech Republic Government Bonds, Series 145, 3.50%, due 05/30/35	451,823

93,690,000	CZK	Czech Republic Government Bonds, Series 149, 5.50%, due 12/12/28	4,500,896

174,530,000	CZK	Czech Republic Government Bonds, Series 150, 5.00%, due 09/30/30	8,380,987

133,880,000	CZK	Czech Republic Government Bonds, Series 153, 5.75%, due 03/29/29	6,519,832

34,000,000	CZK	Czech Republic Government Bonds, Series 156, 3.00%, due 03/03/33	1,433,351

13,370,000	CZK	Czech Republic Government Bonds, Series 49, 4.20%, due 12/04/36(i)	612,681

36,220,000	CZK	Czech Republic Government Bonds, Series 94, 0.95%, due 05/15/30(i)	1,403,305

15,220,000	CZK	Czech Republic Government Bonds, Series 95, 1.00%, due 06/26/26(i)	646,703

43,490,000	DOP	Dominican Republic Central Bank Notes, 10.50%, due 01/17/25(i)	721,683

270,000		Dominican Republic International Bonds, 4.50%, due 01/30/30(i)	258,804

780,000		Dominican Republic International Bonds, 4.88%, due 09/23/32(i)	743,923

350,000		Dominican Republic International Bonds, 5.50%, due 02/22/29 144A	353,029

1,865,000		Dominican Republic International Bonds, 5.88%, due 01/30/60(i)	1,751,869

1,005,000		Dominican Republic International Bonds, 6.00%, due 07/19/28 144A	1,031,570

214,450,000	DOP	Dominican Republic International Bonds, 10.75%, due 06/01/36 144A	3,754,782

23,800,000	DOP	Dominican Republic International Bonds, 13.63%, due 02/03/33(i)	481,414

138	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued

2,170,000		Ecuador Government International Bonds, 5.50%, due 07/31/35(i)(m)	1,238,878

167,137,000	EGP	Egypt Government Bonds, 25.32%, due 08/13/27	3,404,077

6,937,000	EGP	Egypt Government Bonds, Series 10Y, 14.82%, due 07/06/31	99,119

7,061,000	EGP	Egypt Government Bonds, Series 10YR, 14.66%, due 10/06/30	101,643

2,130,000		Egypt Government International Bonds, 5.88%, due 02/16/31(i)	1,781,364

440,000		Egypt Government International Bonds, 7.05%, due 01/15/32(i)	382,148

860,000		Egypt Government International Bonds, 7.50%, due 01/31/27(i)	858,575

1,695,000		Egypt Government International Bonds, 7.60%, due 03/01/29(h)(i)	1,638,870

110,000		El Salvador Government International Bonds, 6.38%, due 01/18/27(i)	105,728

340,000		El Salvador Government International Bonds, 9.25%, due 04/17/30 144A	338,814

1,020,000		El Salvador Government International Bonds, 9.25%, due 04/17/30(i)	1,016,443

430,000		Ethiopia International Bonds, 6.63%, due 12/11/24(i)(k)	326,696

1,275,000		Gabon Government International Bonds, 7.00%, due 11/24/31(i)	988,639

2,745,000		Ghana Government International Bonds, 7.75%, due 04/07/29(i)(k)	1,351,526

390,000		Ghana Government International Bonds, 7.75%, due 04/07/29(k) 144A	192,052

370,000		Ghana Government International Bonds, 10.75%, due 10/14/30(i)	255,455

300,000		Guatemala Government Bonds, 4.38%, due 06/05/27(i)	293,483

1,340,000		Guatemala Government Bonds, 4.88%, due 02/13/28(i)	1,323,381

1,155,000		Hazine Mustesarligi Varlik Kiralama AS, 8.51%, due 01/14/29 144A	1,266,186

1,055,000		Honduras Government International Bonds, 5.63%, due 06/24/30(i)	938,423

1,273,810,000	HUF	Hungary Government Bonds, 7.00%, due 10/24/35	3,820,007

143,770,000	HUF	Hungary Government Bonds, Series 26/D, 2.75%, due 12/22/26	380,953

225,260,000	HUF	Hungary Government Bonds, Series 26/E, 1.50%, due 04/22/26	595,923

50,000	HUF	Hungary Government Bonds, Series 26/H, 9.50%, due 10/21/26	151

544,640,000	HUF	Hungary Government Bonds, Series 26/H, 9.50%, due 10/21/26	1,644,175

182,140,000	HUF	Hungary Government Bonds, Series 27/A, 3.00%, due 10/27/27	475,201

708,760,000	HUF	Hungary Government Bonds, Series 28/A, 6.75%, due 10/22/28	2,070,005

1,177,210,000	HUF	Hungary Government Bonds, Series 28/B, 4.50%, due 03/23/28	3,191,505

554,140,000	HUF	Hungary Government Bonds, Series 29/A, 2.00%, due 05/23/29	1,330,278

425,690,000	HUF	Hungary Government Bonds, Series 30/A, 3.00%, due 08/21/30	1,035,727

224,860,000	HUF	Hungary Government Bonds, Series 31/A, 3.25%, due 10/22/31	538,947

1,893,080,000	HUF	Hungary Government Bonds, Series 32/A, 4.75%, due 11/24/32	4,901,369

456,210,000	HUF	Hungary Government Bonds, Series 32/A, 4.75%, due 11/24/32	1,181,172

533,620,000	HUF	Hungary Government Bonds, Series 33/A, 2.25%, due 04/20/33	1,132,230

225,900,000	HUF	Hungary Government Bonds, Series 35/A, 7.00%, due 10/24/35	677,448

466,370,000	HUF	Hungary Government Bonds, Series 38/A, 3.00%, due 10/27/38	914,558

423,440,000	HUF	Hungary Government Bonds, Series 41/A, 3.00%, due 04/25/41	782,602

259,610,000	HUF	Hungary Government Bonds, Series 51/G, 4.00%, due 04/28/51	504,282

59,145,000,000	IDR	Indonesia Treasury Bonds, 6.75%, due 07/15/35	3,983,818

49,191,000,000	IDR	Indonesia Treasury Bonds, Series 100, 6.63%, due 02/15/34	3,296,252

19,215,000,000	IDR	Indonesia Treasury Bonds, Series 101, 6.88%, due 04/15/29	1,305,300

6,017,000,000	IDR	Indonesia Treasury Bonds, Series FR54, 9.50%, due 07/15/31	462,717

6,443,000,000	IDR	Indonesia Treasury Bonds, Series FR56, 8.38%, due 09/15/26	443,073

2,658,000,000	IDR	Indonesia Treasury Bonds, Series FR58, 8.25%, due 06/15/32	194,306

6,751,000,000	IDR	Indonesia Treasury Bonds, Series FR59, 7.00%, due 05/15/27	454,756

7,852,000,000	IDR	Indonesia Treasury Bonds, Series FR64, 6.13%, due 05/15/28	517,376

81,592,000,000	IDR	Indonesia Treasury Bonds, Series FR68, 8.38%, due 03/15/34	6,099,730

8,328,000,000	IDR	Indonesia Treasury Bonds, Series FR71, 9.00%, due 03/15/29	609,682

17,896,000,000	IDR	Indonesia Treasury Bonds, Series FR72, 8.25%, due 05/15/36	1,341,562

See accompanying Notes to the Financial Statements.	139

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued

16,736,000,000	IDR	Indonesia Treasury Bonds, Series FR73, 8.75%, due 05/15/31	1,241,084

10,159,000,000	IDR	Indonesia Treasury Bonds, Series FR74, 7.50%, due 08/15/32	712,304

23,024,000,000	IDR	Indonesia Treasury Bonds, Series FR75, 7.50%, due 05/15/38	1,631,875

4,546,000,000	IDR	Indonesia Treasury Bonds, Series FR76, 7.38%, due 05/15/48	319,532

14,309,000,000	IDR	Indonesia Treasury Bonds, Series FR78, 8.25%, due 05/15/29	1,021,534

43,397,000,000	IDR	Indonesia Treasury Bonds, Series FR79, 8.38%, due 04/15/39	3,297,197

35,678,000,000	IDR	Indonesia Treasury Bonds, Series FR81, 6.50%, due 06/15/25	2,364,858

64,407,000,000	IDR	Indonesia Treasury Bonds, Series FR83, 7.50%, due 04/15/40	4,562,560

13,243,000,000	IDR	Indonesia Treasury Bonds, Series FR87, 6.50%, due 02/15/31	881,718

23,108,000,000	IDR	Indonesia Treasury Bonds, Series FR88, 6.25%, due 06/15/36	1,488,299

97,045,000,000	IDR	Indonesia Treasury Bonds, Series FR91, 6.38%, due 04/15/32	6,389,843

6,949,000,000	IDR	Indonesia Treasury Bonds, Series FR92, 7.13%, due 06/15/42	477,801

17,262,000,000	IDR	Indonesia Treasury Bonds, Series FR95, 6.38%, due 08/15/28	1,147,159

40,472,000,000	IDR	Indonesia Treasury Bonds, Series FR96, 7.00%, due 02/15/33	2,770,862

6,443,000,000	IDR	Indonesia Treasury Bonds, Series FR97, 7.13%, due 06/15/43	441,375

70,489,000,000	IDR	Indonesia Treasury Bonds, Series FR98, 7.13%, due 06/15/38	4,850,612

1,060,000		Ivory Coast Government International Bonds, 6.13%, due 06/15/33(i)	1,000,779

1,110,000		Ivory Coast Government International Bonds, 6.38%, due 03/03/28(i)	1,111,820

2,090,000		Ivory Coast Government International Bonds, 7.63%, due 01/30/33 144A	2,148,651

440,000		Ivory Coast Government International Bonds, 8.25%, due 01/30/37 144A	453,394

590,000		Jamaica Government International Bonds, 6.75%, due 04/28/28	624,604

224,500,000	JMD	Jamaica Government International Bonds, 9.63%, due 11/03/30	1,524,127

990,000		Jordan Government International Bonds, 7.50%, due 01/13/29(i)	1,007,736

820,000		Jordan Government International Bonds, 7.75%, due 01/15/28 144A	843,895

7,291,000	MYR	Malaysia Government Bonds, 4.05%, due 04/18/39	1,801,589

1,818,000	MYR	Malaysia Government Bonds, Series 0118, 3.88%, due 03/14/25	442,313

3,721,000	MYR	Malaysia Government Bonds, Series 0120, 4.07%, due 06/15/50	891,698

31,478,000	MYR	Malaysia Government Bonds, Series 0122, 3.58%, due 07/15/32	7,562,855

2,380,000	MYR	Malaysia Government Bonds, Series 0123, 4.46%, due 03/31/53	603,415

2,586,000	MYR	Malaysia Government Bonds, Series 0212, 3.89%, due 03/15/27	635,790

1,597,000	MYR	Malaysia Government Bonds, Series 0216, 4.74%, due 03/15/46	423,649

38,318,000	MYR	Malaysia Government Bonds, Series 0219, 3.89%, due 08/15/29	9,454,423

13,473,000	MYR	Malaysia Government Bonds, Series 0220, 2.63%, due 04/15/31	3,069,499

10,203,000	MYR	Malaysia Government Bonds, Series 0222, 4.70%, due 10/15/42	2,689,150

2,748,000	MYR	Malaysia Government Bonds, Series 0223, 3.52%, due 04/20/28	668,160

1,921,000	MYR	Malaysia Government Bonds, Series 0307, 3.50%, due 05/31/27	467,877

4,721,000	MYR	Malaysia Government Bonds, Series 0310, 4.50%, due 04/15/30	1,197,241

12,842,000	MYR	Malaysia Government Bonds, Series 0311, 4.39%, due 04/15/26	3,167,162

10,048,000	MYR	Malaysia Government Bonds, Series 0316, 3.90%, due 11/30/26	2,469,990

3,620,000	MYR	Malaysia Government Bonds, Series 0317, 4.76%, due 04/07/37	954,075

27,925,000	MYR	Malaysia Government Bonds, Series 0318, 4.64%, due 11/07/33	7,233,946

1,205,000	MYR	Malaysia Government Bonds, Series 0411, 4.23%, due 06/30/31	301,638

624,000	MYR	Malaysia Government Bonds, Series 0412, 4.13%, due 04/15/32	155,344

2,226,000	MYR	Malaysia Government Bonds, Series 0413, 3.84%, due 04/15/33	543,504

5,018,000	MYR	Malaysia Government Bonds, Series 0415, 4.25%, due 05/31/35	1,266,020

6,866,000	MYR	Malaysia Government Bonds, Series 0417, 3.90%, due 11/16/27	1,690,444

6,402,000	MYR	Malaysia Government Bonds, Series 0418, 4.89%, due 06/08/38	1,714,758

17,413,000	MYR	Malaysia Government Bonds, Series 0419, 3.83%, due 07/05/34	4,262,294

25,708,000	MYR	Malaysia Government Bonds, Series 0513, 3.73%, due 06/15/28	6,295,111

140	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued

3,943,000	MYR	Malaysia Government Bonds, Series 0519, 3.76%, due 05/22/40	933,721

60,546,300	MXN	Mexico Bonos, Series M, 5.00%, due 03/06/25	3,018,822

16,048,100	MXN	Mexico Bonos, Series M, 5.50%, due 03/04/27	754,799

96,892,600	MXN	Mexico Bonos, Series M, 5.75%, due 03/05/26	4,693,254

3,902,000	MXN	Mexico Bonos, Series M, 7.00%, due 09/03/26	190,484

78,749,100	MXN	Mexico Bonos, Series M, 7.50%, due 05/26/33	3,593,445

130,467,200	MXN	Mexico Bonos, Series M, 7.75%, due 05/29/31	6,192,393

244,178,000	MXN	Mexico Bonos, Series M, 7.75%, due 11/23/34	11,186,132

116,391,000	MXN	Mexico Bonos, Series M, 7.75%, due 11/13/42	4,958,661

104,502,000	MXN	Mexico Bonos, Series M, 8.00%, due 11/07/47	4,513,445

92,946,700	MXN	Mexico Bonos, Series M, 8.00%, due 07/31/53	3,977,086

23,163,200	MXN	Mexico Bonos, Series M, 8.00%, due 07/31/53	991,128

33,388,100	MXN	Mexico Bonos, Series M, 8.50%, due 03/01/29	1,661,144

81,091,000	MXN	Mexico Bonos, Series M, 8.50%, due 05/31/29	4,039,104

114,373,900	MXN	Mexico Bonos, Series M 20, 7.50%, due 06/03/27	5,613,181

28,883,700	MXN	Mexico Bonos, Series M 20, 8.50%, due 05/31/29	1,438,683

53,999,700	MXN	Mexico Bonos, Series M 20, 10.00%, due 12/05/24	2,748,843

1,618,600	MXN	Mexico Bonos, Series M 20, 10.00%, due 12/05/24	82,394

45,923,400	MXN	Mexico Bonos, Series M 30, 8.50%, due 11/18/38	2,158,973

66,332,500	MXN	Mexico Bonos, Series M 30, 8.50%, due 11/18/38	3,118,455

7,390,300	MXN	Mexico Bonos, Series M 30, 10.00%, due 11/20/36	395,212

2,020,000		Mexico Government International Bonds, 2.66%, due 05/24/31	1,739,145

624,000		Mexico Government International Bonds, 4.75%, due 03/08/44	529,950

595,000		Mexico Government International Bonds, 4.88%, due 05/19/33(h)	571,347

1,130,000		Mexico Government International Bonds, 6.00%, due 05/07/36	1,153,607

470,000		Mexico Government International Bonds, 6.34%, due 05/04/53	468,463

20,029,895	MXN	Mexico Udibonos, Series S, 4.50%, due 11/22/35	988,319

320,000		Mongolia Government International Bonds, 8.65%, due 01/19/28 144A	342,640

740,000		Montenegro Government International Bonds, 7.25%, due 03/12/31 144A	776,262

705,000		Mozambique International Bonds, 9.00%, due 09/15/31(i)(m)	612,217

590,000		Nigeria Government International Bonds, 7.14%, due 02/23/30(i)	536,531

1,000,000		Nigeria Government International Bonds, 8.38%, due 03/24/29(i)	971,024

1,520,000		Oman Government International Bonds, 5.63%, due 01/17/28 144A	1,557,554

1,055,000		Pakistan Government International Bonds, 6.00%, due 04/08/26(i)	991,490

1,190,000		Pakistan Government International Bonds, 6.88%, due 12/05/27(i)	1,082,714

645,000		Panama Government International Bonds, 6.40%, due 02/14/35	660,372

640,000		Panama Government International Bonds, 8.00%, due 03/01/38	724,351

2,110,000		Paraguay Government International Bonds, 5.40%, due 03/30/50(i)	1,973,530

5,919,000,000	PYG	Paraguay Government International Bonds, 7.90%, due 02/09/31	774,157

5,723,000,000	PYG	Paraguay Government International Bonds, 7.90%, due 02/09/31(i)	750,962

6,258,000	PEN	Peru Government Bonds, 5.40%, due 08/12/34	1,581,780

6,650,000	PEN	Peru Government Bonds, 5.94%, due 02/12/29	1,854,287

6,254,000	PEN	Peru Government Bonds, 6.15%, due 08/12/32	1,707,397

11,333,000	PEN	Peru Government Bonds, 7.30%, due 08/12/33(i)	3,298,366

10,683,000	PEN	Peru Government Bonds, 7.60%, due 08/12/39(i)	3,132,032

1,130,000		Peru Government International Bonds, 2.78%, due 12/01/60	684,661

8,851,000	PEN	Peru Government International Bonds, 5.94%, due 02/12/29(i)	2,468,014

5,855,000	PEN	Peru Government International Bonds, 6.35%, due 08/12/28(i)	1,657,669

4,830,000	PEN	Peru Government International Bonds, 6.90%, due 08/12/37(i)	1,339,226

See accompanying Notes to the Financial Statements.	141

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued

10,343,670	PEN	Peru Government International Bonds, 6.95%, due 08/12/31(i)	2,977,419

11,336,330	PEN	Peru Government International Bonds, 6.95%, due 08/12/31(i)	3,263,156

7,080,000	PEN	Peru Government International Bonds, 7.30%, due 08/12/33	2,060,569

10,095,000	PEN	Peru Government International Bonds, 7.30%, due 08/12/33(i)	2,938,057

12,200,000	PHP	Philippines Government Bonds, Series 1069, 6.75%, due 09/15/32	232,909

136,800,000	PHP	Philippines Government Bonds, Series 1072, 6.25%, due 01/25/34	2,545,955

1,955,732		Provincia de Buenos Aires/Government Bonds, 6.63%, due 09/01/37(m) 144A	936,307

1,570,342		Provincia de Buenos Aires/Government Bonds, 6.63%, due 09/01/37(i)(m)	751,801

210,819		Provincia de Cordoba, 6.88%, due 12/10/25(m) 144A	206,075

400,000		Qatar Government International Bonds, 5.10%, due 04/23/48 144A	412,075

1,993,862	GHS	Republic of Ghana Government Bonds, Series G10Y, 9.25%, (Unsecured), due 02/08/33	56,137

790,301	GHS	Republic of Ghana Government Bonds, Series G11Y, 9.40%, (Unsecured), due 02/07/34	21,588

791,660	GHS	Republic of Ghana Government Bonds, Series G12Y, 9.55%, (Unsecured), due 02/06/35	21,175

793,023	GHS	Republic of Ghana Government Bonds, Series G13Y, 9.70%, (Unsecured), due 02/05/36	20,925

794,385	GHS	Republic of Ghana Government Bonds, Series G14Y, 9.85%, (Unsecured), due 02/03/37	20,804

800,722	GHS	Republic of Ghana Government Bonds, Series G15Y, 10.00%, (Unsecured), due 02/02/38	20,909

10,156,296	GHS	Republic of Ghana Government Bonds, Series G4Y, 8.35%, (Unsecured), due 02/16/27	460,785

4,346,363	GHS	Republic of Ghana Government Bonds, Series G5Y, 8.50%, (Unsecured), due 02/15/28	174,891

10,277,035	GHS	Republic of Ghana Government Bonds, Series G6Y, 8.65%, (Unsecured), due 02/13/29	373,442

7,535,828	GHS	Republic of Ghana Government Bonds, Series G7Y, 8.80%, (Unsecured), due 02/12/30	252,253

5,699,756	GHS	Republic of Ghana Government Bonds, Series G8Y, 8.95%, (Unsecured), due 02/11/31	177,909

1,991,238	GHS	Republic of Ghana Government Bonds, Series G9Y, 9.10%, (Unsecured), due 02/10/32	58,982

350,000		Republic of Kenya Government International Bonds, 6.30%, due 01/23/34(i)	286,439

565,000		Republic of Kenya Government International Bonds, 7.00%, due 05/22/27(i)	555,750

1,050,000		Republic of Kenya Government International Bonds, 7.25%, due 02/28/28(i)	1,012,218

265,000		Republic of Kenya Government International Bonds, 8.00%, due 05/22/32(i)	246,866

2,090,000		Republic of Kenya Government International Bonds, 9.75%, due 02/16/31 144A	2,116,125

35,350,000	KES	Republic of Kenya Infrastructure Bonds, Series 7Y, 17.93%, due 05/06/30	282,816

193,450,000	KES	Republic of Kenya Infrastructure Bonds, Series 8.5Y, 18.46%, due 08/09/32	1,602,041

4,343,000	PLN	Republic of Poland Government Bonds, Series 0428, 2.75%, due 04/25/28	1,059,840

13,801,000	PLN	Republic of Poland Government Bonds, Series 0432, 1.75%, due 04/25/32	2,858,723

7,859,000	PLN	Republic of Poland Government Bonds, Series 0527, 3.75%, due 05/25/27	1,998,455

1,834,000	PLN	Republic of Poland Government Bonds, Series 0726, 2.50%, due 07/25/26	460,281

3,743,000	PLN	Republic of Poland Government Bonds, Series 0727, 2.50%, due 07/25/27	919,612

33,563,000	PLN	Republic of Poland Government Bonds, Series 0728, 7.50%, due 07/25/28	9,559,604

5,958,000	PLN	Republic of Poland Government Bonds, Series 1026, 0.25%, due 10/25/26	1,419,832

15,500,000	PLN	Republic of Poland Government Bonds, Series 1029, 2.75%, due 10/25/29	3,659,627

7,675,000	PLN	Republic of Poland Government Bonds, Series 1030, 1.25%, due 10/25/30	1,621,235

28,034,000	PLN	Republic of Poland Government Bonds, Series 1033, 6.00%, due 10/25/33	7,732,087

20,003,000	PLN	Republic of Poland Government Bonds, Series 1034, 5.00%, due 10/25/34	5,113,409

172,756,422	ZAR	Republic of South Africa Government Bonds, Series 2030, 8.00%, due 01/31/30	9,678,510

94,653,833	ZAR	Republic of South Africa Government Bonds, Series 2032, 8.25%, due 03/31/32	5,148,155

189,197,375	ZAR	Republic of South Africa Government Bonds, Series 2035, 8.88%, due 02/28/35	10,168,301

214,491,176	ZAR	Republic of South Africa Government Bonds, Series 2037, 8.50%, due 01/31/37	10,813,367

177,301,680	ZAR	Republic of South Africa Government Bonds, Series 2040, 9.00%, due 01/31/40	9,007,388

176,624,328	ZAR	Republic of South Africa Government Bonds, Series 2044, 8.75%, due 01/31/44	8,590,099

232,868,454	ZAR	Republic of South Africa Government Bonds, Series 2048, 8.75%, due 02/28/48	11,320,735

76,755,000	ZAR	Republic of South Africa Government Bonds, Series 2048, 8.75%, due 02/28/48	3,731,390

64,277,459	ZAR	Republic of South Africa Government Bonds, Series R186, 10.50%, due 12/21/26	3,919,509

142	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued

14,732,506	ZAR	Republic of South Africa Government Bonds, Series R209, 6.25%, due 03/31/36	630,818

43,005,918	ZAR	Republic of South Africa Government Bonds, Series R213, 7.00%, due 02/28/31	2,235,789

94,963,797	ZAR	Republic of South Africa Government Bonds, Series R214, 6.50%, due 02/28/41	3,807,339

4,415,000		Republic of South Africa Government International Bonds, 5.88%, due 04/20/32	4,408,543

380,000		Republic of Uzbekistan International Bonds, 3.90%, due 10/19/31(i)	325,203

500,000	EUR	Republic of Uzbekistan International Bonds, 5.38%, due 05/29/27 144A	563,004

320,000		Republic of Uzbekistan International Bonds, 5.38%, due 02/20/29(i)	310,399

600,000		Republic of Uzbekistan International Bonds, 6.90%, due 02/28/32 144A	606,231

1,405,000	RON	Romania Government Bonds, 8.75%, due 10/30/28	342,098

1,570,000	RON	Romania Government Bonds, Series 10Y, 5.00%, due 02/12/29	336,351

3,330,000	RON	Romania Government Bonds, Series 10Y, 6.70%, due 02/25/32	752,859

2,515,000	RON	Romania Government Bonds, Series 10Y, 7.20%, due 10/30/33	587,365

2,435,000	RON	Romania Government Bonds, Series 10Y, 8.25%, due 09/29/32	601,472

2,275,000	RON	Romania Government Bonds, Series 10YR, 4.15%, due 10/24/30	451,591

1,500,000	RON	Romania Government Bonds, Series 15Y, 3.65%, due 09/24/31	287,373

3,230,000	RON	Romania Government Bonds, Series 15Y, 4.75%, due 10/11/34	629,341

1,560,000	RON	Romania Government Bonds, Series 15YR, 5.80%, due 07/26/27	348,659

1,840,000	RON	Romania Government Bonds, Series 5Y, 4.25%, due 04/28/36	336,925

2,595,000	RON	Romania Government Bonds, Series 8Y, 4.85%, due 07/25/29	546,573

348,000	EUR	Romania Government International Bonds, 2.75%, due 02/26/26 144A	384,972

346,000	EUR	Romania Government International Bonds, 3.62%, due 05/26/30 144A	370,028

736,000		Romania Government International Bonds, 5.75%, due 03/24/35 144A	731,952

606,000		Romania Government International Bonds, 7.13%, due 01/17/33 144A	663,861

1,495,000		Senegal Government International Bonds, 6.25%, due 05/23/33(i)	1,290,815

867,000	EUR	Serbia International Bonds, 1.00%, due 09/23/28 144A	864,757

160,700,000	RSD	Serbia Treasury Bonds, Series 8Y, 7.00%, due 10/26/31	1,708,596

1,485,000		Sri Lanka Government International Bonds, 6.20%, due 05/11/27(i)	834,480

121,111,000	THB	Thailand Government Bonds, 2.13%, due 12/17/26	3,764,084

21,926,000	THB	Thailand Government Bonds, 2.80%, due 06/17/34	700,672

69,347,000	THB	Thailand Government Bonds, 3.35%, due 06/17/33	2,305,388

11,367,000	THB	Thailand Government Bonds, 3.39%, due 06/17/37	382,164

57,886,000	THB	Thailand Government Bonds, 3.45%, due 06/17/43	1,949,048

48,095,418	THB	Thailand Government Bonds, Series ILB, 1.25%, due 03/12/28(i)	1,439,459

5,281,000	THB	Thailand Government Bonds, Series THAI, 2.75%, due 06/17/52	156,257

310,000		Trinidad & Tobago Government International Bonds, 4.50%, due 08/04/26(i)	306,280

38,421,001	TRY	Turkiye Government Bonds, 12.60%, due 10/01/25	890,654

307,287,744	TRY	Turkiye Government Bonds, 17.30%, due 07/19/28	6,543,535

351,567,181	TRY	Turkiye Government Bonds, 26.20%, due 10/05/33	10,149,889

55,257,174	TRY	Turkiye Government Bonds, 31.08%, due 11/08/28	1,661,566

895,000		Turkiye Government International Bonds, 7.63%, due 05/15/34	952,062

820,000		Turkiye Government International Bonds, 9.38%, due 01/19/33	961,598

1,175,000		Turkiye Ihracat Kredi Bankasi AS, 9.38%, due 01/31/26 144A	1,238,973

24,910		Ukraine Government International Bonds, 0.00%, due 02/01/30(m)	10,994

93,087		Ukraine Government International Bonds, 0.00%, due 02/01/34(m)	31,620

78,665		Ukraine Government International Bonds, 0.00%, due 02/01/35(m)	34,549

65,554		Ukraine Government International Bonds, 0.00%, due 02/01/36(m)	28,442

228,015		Ukraine Government International Bonds, 1.75%, due 02/01/34(m)	101,965

137,540		Ukraine Government International Bonds, 1.75%, due 02/01/34(i)(m)	61,549

114,007		Ukraine Government International Bonds, 1.75%, due 02/01/35(m)	49,878

See accompanying Notes to the Financial Statements.	143

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued

240,696		Ukraine Government International Bonds, 1.75%, due 02/01/35(i)(m)	105,305

114,007		Ukraine Government International Bonds, 1.75%, due 02/01/36(m)	49,260

309,466		Ukraine Government International Bonds, 1.75%, due 02/01/36(i)(m)	133,751

37,565		Ukraine Government International Bonds, 3.00%, due 02/01/30(i)(m)	16,612

140,377		Ukraine Government International Bonds, 3.00%, due 02/01/34(i)(m)	47,772

118,628		Ukraine Government International Bonds, 3.00%, due 02/01/35(i)(m)	52,189

98,857		Ukraine Government International Bonds, 3.00%, due 02/01/36(i)(m)	42,963

50,407,638	UYU	Uruguay Government International Bonds, 3.40%, due 05/16/45	1,178,676

43,377,074	UYU	Uruguay Government International Bonds, 3.88%, due 07/02/40	1,081,703

11,006,582	UYU	Uruguay Government International Bonds, 4.38%, due 12/15/28	274,636

7,884,000	UYU	Uruguay Government International Bonds, 8.50%, due 03/15/28(i)	184,792

265,281,188	UYU	Uruguay Government International Bonds, 9.75%, due 07/20/33	6,275,160

657,126		Zambia Government International Bonds, 0.50%, due 12/31/53(i)	325,003

699,959		Zambia Government International Bonds, 5.75%, due 06/30/33(i)(m)	619,026

			657,685,864

		U.S. Government and Agency Obligations — 1.5%

340,000		U.S. Treasury Notes, 3.63%, due 08/31/29	341,062

1,000,000		U.S. Treasury Notes, 4.13%, due 03/31/29	1,022,891

17,650,000		U.S. Treasury Notes, 4.38%, due 07/31/26	17,864,420

3,142,700		U.S. Treasury Notes, 4.63%, due 06/30/25(o)	3,153,917

6,000,000		U.S. Treasury Notes, 4.63%, due 04/30/29	6,266,602

			28,648,892

		TOTAL DEBT OBLIGATIONS (COST $1,786,366,009)	1,818,659,170

Shares		Description	Value ($)

		COMMON STOCKS — 0.0%

		Basic Materials — 0.0%

1,282		Arctic Canadian Diamond Co. Ltd.*(e)(f)	155,164

		Energy — 0.0%

10		Amplify Energy Corp.*	65

		TOTAL COMMON STOCKS (COST $0)	155,229

Notional Value		Description	Value ($)

		PURCHASED OPTIONS — 0.0%

		PURCHASED CURRENCY OPTION — 0.0%

		Call Option — 0.0%

12,800,000		PLN/EUR Option with Bank of America N.A., Strike Price EUR4.40, Expires 10/17/24	3,086

		TOTAL PURCHASED CURRENCY OPTION (PREMIUMS PAID $47,318)	3,086

144	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Number of Contracts	Notional Value ($)	Description	Value ($)

		PURCHASED FUTURES OPTIONS — 0.0%

		Put Options — 0.0%

1,100	6,395,675	PUT— S&P 500 E-mini Futures Option with JPMorgan Chase Bank N.A., Strike Price $5,300.00, Expires 10/18/24	6,050

950	5,523,538	PUT— S&P 500 E-mini Futures Option with JPMorgan Chase Bank N.A., Strike Price $5,100.00, Expires 11/15/24	15,437

350	2,034,988	PUT— S&P 500 E-mini Futures Option with JPMorgan Chase Bank N.A., Strike Price $5,000.00, Expires 11/15/24	4,550

550	3,197,838	PUT— S&P 500 E-mini Futures Option with JPMorgan Chase Bank N.A., Strike Price $5,000.00, Expires 12/20/24	15,263

			41,300

		TOTAL PURCHASED FUTURES OPTIONS (PREMIUMS PAID $160,236)	41,300

Notional Value		Description	Value ($)

		PURCHASED SWAPTIONS — 0.0%

		Put Swaptions — 0.0%

24,400,000		Payer Swaption on CDX.NA.IG.S42 with Goldman Sachs & Co., Strike Price $60.00, Expires 11/20/24	13,579

5,320,000		Payer Swaption on CDX.NA.IG.S42 with Goldman Sachs & Co., Strike Price $104.50, Expires 12/18/24	24,931

			38,510

		TOTAL PURCHASED SWAPTIONS (PREMIUMS PAID $96,140)	38,510

		TOTAL PURCHASED OPTIONS (PREMIUMS PAID $303,694)	82,896

Par Value(a)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 4.2%

		Mutual Fund - Securities Lending Collateral — 3.2%

62,256,924		State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(p)(q)	62,256,924

		Sovereign Debt Obligations — 0.5%

14,475,000	EGP	Egypt Treasury Bills, 25.68%, due 12/24/24	281,510

14,100,000	EGP	Egypt Treasury Bills, 25.76%, due 02/25/25	262,144

101,500,000	EGP	Egypt Treasury Bills, 27.04%, due 03/04/25	1,878,228

119,525,000	EGP	Egypt Treasury Bills, 27.17%, due 01/14/25	2,290,298

106,600,000	EGP	Egypt Treasury Bills, 27.21%, due 03/18/25	1,953,353

119,525,000	EGP	Egypt Treasury Bills, 27.99%, due 03/11/25	2,200,723

416,642,000	NGN	Nigeria OMO Bills, 25.41%, due 05/20/25(g)	212,209

1,302,001,000	NGN	Nigeria OMO Bills, 25.41%, due 05/20/25(g)	663,151

133,723,000	NGN	Nigeria Treasury Bills, 23.10%, due 03/06/25	72,007

95,676,000	NGN	Nigeria Treasury Bills, 23.55%, due 03/27/25	50,727

See accompanying Notes to the Financial Statements.	145

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued

807,250,000	NGN	Nigeria Treasury Bills, 23.55%, due 03/27/25	427,996

			10,292,346

		U.S. Government and Agency Obligations — 0.5%

3,450,000		U.S. Treasury Bills, 5.04%, due 11/29/24(g)	3,423,532

2,485,000		U.S. Treasury Bills, 5.32%, due 12/12/24(g)	2,462,809

4,136,600		U.S. Treasury Bills, 4.76%, due 11/05/24(g)	4,117,982

			10,004,323

		TOTAL SHORT-TERM INVESTMENTS (COST $82,837,678)	82,553,593

		TOTAL INVESTMENTS — 97.3% (Cost $1,869,507,381)	1,901,450,888

		Other Assets and Liabilities (net)(r) — 2.7%	52,601,161

		NET ASSETS — 100.0%	$1,954,052,049

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).

(b)	Variable or floating rate note. Rate shown is as of September 30, 2024.

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

(e)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.

(f)

Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $1,488,289 which represents 0.1% of net assets. The aggregate tax cost of these securities held at September 30, 2024 was $2,227,585.

(g)	Interest rate presented is yield to maturity. (h) All or a portion of this security is out on loan.

(i)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(j)	Security is perpetual and has no stated maturity date.

(k)	Security is currently in default.

(l)	When-issued security.

(m)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. The rate shown is the rate in effect at September 30, 2024.

(n)	Year of maturity is greater than 2100.

146	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

(o)	All or a portion of this security is pledged for forward foreign currency contracts, OTC swaps, and/or OTC options collateral.

(p)	The rate disclosed is the 7-day net yield as of September 30, 2024.

(q)	Represents an investment of securities lending cash collateral.

(r)	As of September 30, 2024, the value of unfunded loan commitments was $552,187 for the Fund. See Notes to the Financial Statements.

144A

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $658,826,389 which represents 33.7% of net assets.

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)

AUD	11,862,727	USD	7,959,998	10/18/24	Citibank N.A.	$271,845
AUD	1,260,000	USD	856,855	11/27/24	Morgan Stanley and Co. International PLC	17,853
AUD	5,590,190	USD	3,817,837	11/27/24	The BNY Mellon	62,944
BRL	29,355,737	USD	5,388,252	10/02/24	Bank of America, N.A.	2,276
BRL	20,660,737	USD	3,794,756	11/04/24	Bank of America, N.A.	(14,753)
BRL	3,480,000	USD	638,755	10/02/24	Barclays Bank PLC	270
BRL	5,160,184	USD	936,020	12/03/24	Barclays Bank PLC	5,063
BRL	6,556,691	USD	1,148,887	12/03/24	BNP Paribas S.A.	46,883
BRL	13,255,000	USD	2,394,076	10/02/24	Citibank N.A.	39,911
BRL	33,789,633	USD	6,007,605	12/03/24	Citibank N.A.	154,741
BRL	90,231,516	USD	16,472,657	10/02/24	Goldman Sachs & Co.	96,354
BRL	49,145,758	USD	8,937,835	11/04/24	Goldman Sachs & Co.	53,668
BRL	2,020,000	USD	357,951	10/02/24	Goldman Sachs International	12,977
BRL	23,404,146	USD	4,171,899	12/03/24	Goldman Sachs International	96,407
BRL	34,200,737	USD	6,138,562	10/02/24	HSBC Bank PLC	141,642
BRL	3,360,000	USD	617,443	10/02/24	HSBC Bank PLC	(453)
BRL	3,665,000	USD	674,860	11/04/24	HSBC Bank PLC	(4,326)
BRL	45,119,400	USD	8,175,757	10/02/24	JPMorgan Chase Bank N.A.	109,418
BRL	874,900	USD	157,360	10/16/24	JPMorgan Chase Bank N.A.	3,036
BRL	2,590,000	USD	474,290	11/04/24	JPMorgan Chase Bank N.A.	(435)
BRL	5,160,184	USD	937,191	12/03/24	Merrill Lynch International	3,892
BRL	5,305,000	USD	973,734	10/02/24	Morgan Stanley and Co. International PLC	411
BRL	3,645,000	USD	673,852	10/02/24	Morgan Stanley and Co. International PLC	(4,529)
BRL	14,518,503	USD	2,558,777	12/03/24	Standard Chartered Bank	89,019
CAD	2,260,000	USD	1,643,201	10/18/24	Citibank N.A.	30,353
CAD	3,137,925	USD	2,317,724	11/27/24	Natwest Markets PLC	8,196
CHF	640,000	USD	759,015	10/18/24	BNP Paribas S.A.	1,071
CHF	2,350,000	USD	2,792,927	10/18/24	Goldman Sachs & Co.	(1,987)
CLP	4,238,599,638	USD	4,569,328	11/27/24	Barclays Bank PLC	149,075
CLP	2,589,250,000	USD	2,836,446	12/18/24	Barclays Bank PLC	45,252
CLP	920,003,000	USD	985,383	10/07/24	JPMorgan Chase Bank N.A.	39,184
CLP	920,003,000	USD	1,019,789	10/21/24	JPMorgan Chase Bank N.A.	4,664
CLP	3,132,000,000	USD	3,324,311	10/15/24	Morgan Stanley Capital Services, Inc.	163,433

See accompanying Notes to the Financial Statements.	147

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)

CLP	1,213,901,863	USD	1,297,805	12/18/24	Standard Chartered Bank	$53,204
CNH	7,804,896	USD	1,110,274	11/27/24	HSBC Bank PLC	9,369
CNH	33,520,400	USD	4,717,517	10/15/24	JPMorgan Chase Bank N.A.	74,105
CNH	44,660,000	USD	6,324,470	10/18/24	JPMorgan Chase Bank N.A.	61,032
CNH	5,080,000	USD	727,997	10/18/24	JPMorgan Chase Bank N.A.	(1,657)
CNH	1,774,571	USD	252,026	12/18/24	Standard Chartered Bank	2,973
COP	3,987,240,000	USD	943,194	11/27/24	Barclays Bank PLC	5,255
COP	8,202,081,603	USD	1,957,668	12/18/24	Barclays Bank PLC	(11,697)
COP	427,500,000	USD	101,288	11/27/24	Goldman Sachs International	402
COP	1,890,030,000	USD	451,916	11/27/24	Goldman Sachs International	(2,332)
COP	8,732,290,461	USD	2,081,481	12/18/24	Goldman Sachs International	(9,715)
COP	28,169,186,600	USD	6,742,040	10/09/24	JPMorgan Chase Bank N.A.	161
COP	1,653,364,077	USD	391,770	12/18/24	Merrill Lynch International	496
CZK	69,171,595	USD	3,083,442	11/27/24	Barclays Bank PLC	(18,621)
CZK	11,190,000	USD	499,386	12/18/24	Barclays Bank PLC	(3,165)
CZK	24,110,000	USD	1,067,755	11/27/24	State Street Bank London	499
EGP	27,913,650	USD	566,775	01/22/25	Citibank N.A.	(15,913)
EGP	24,970,000	USD	480,747	01/22/25	Citibank N.A.	12,023
EUR	3,110,000	USD	3,440,707	10/18/24	Bank of America, N.A.	32,474
EUR	990,000	USD	1,107,857	10/18/24	Bank of America, N.A.	(2,247)
EUR	2,250,000	USD	2,501,167	11/27/24	Morgan Stanley and Co. International PLC	15,586
EUR	860,000	USD	961,571	11/27/24	Toronto Dominion Bank	388
GBP	2,506,943	USD	3,320,995	11/27/24	Barclays Bank PLC	41,379
GBP	360,000	USD	477,198	11/27/24	Morgan Stanley and Co. International PLC	5,643
GHS	16,560,000	USD	1,037,906	12/18/24	Standard Chartered Bank	(35,220)
HUF	828,060,000	USD	2,299,291	12/18/24	Citibank N.A.	21,475
HUF	1,630,006,599	USD	4,602,745	11/27/24	Deutsche Bank AG	(31,784)
HUF	1,192,507,400	USD	3,313,501	10/07/24	JPMorgan Chase Bank N.A.	36,938
HUF	642,257,200	USD	1,809,880	10/09/24	JPMorgan Chase Bank N.A.	(5,558)
HUF	1,051,625,200	USD	2,953,521	10/21/24	JPMorgan Chase Bank N.A.	(438)
HUF	642,257,200	USD	1,804,955	10/24/24	JPMorgan Chase Bank N.A.	(1,622)
HUF	70,740,000	USD	198,158	11/27/24	Morgan Stanley and Co. International PLC	215
IDR	79,079,498,121	USD	5,080,173	12/18/24	BNP Paribas S.A.	127,122
IDR	75,586,824,595	USD	4,951,542	11/27/24	Deutsche Bank AG	15,289
IDR	5,096,360,000	USD	335,143	11/27/24	HSBC Bank PLC	(260)
IDR	126,439,279,000	USD	8,368,505	10/01/24	JPMorgan Chase Bank N.A.	(17,166)
IDR	40,999,418,941	USD	2,707,305	10/09/24	JPMorgan Chase Bank N.A.	(143)
IDR	1,098,066,875	USD	71,456	11/27/24	Morgan Stanley and Co. International PLC	698
IDR	5,096,360,000	USD	334,910	11/27/24	Morgan Stanley and Co. International PLC	(27)
IDR	261,561,702,362	USD	16,917,516	12/18/24	Standard Chartered Bank	306,025
INR	50,691,715	USD	605,267	10/18/24	Citibank N.A.	(768)
INR	19,160,000	USD	228,458	11/27/24	Deutsche Bank AG	(378)
INR	867,443,940	USD	10,343,867	11/27/24	HSBC Bank PLC	(17,819)

148	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)

INR	120,880,000	USD	1,438,851	11/27/24	HSBC Bank PLC	$104
INR	59,133,200	USD	703,632	10/07/24	JPMorgan Chase Bank N.A.	1,884
INR	59,133,200	USD	706,085	10/21/24	JPMorgan Chase Bank N.A.	(1,020)
JPY	268,330,000	USD	1,892,286	11/27/24	Bank of America, N.A.	(2,404)
JPY	215,810,000	USD	1,510,565	10/18/24	Citibank N.A.	1,467
JPY	78,110,000	USD	542,539	11/27/24	HSBC Bank PLC	7,600
JPY	258,710,000	USD	1,810,024	10/18/24	JPMorgan Chase Bank N.A.	2,578
JPY	50,501,000	USD	352,265	11/27/24	JPMorgan Chase Bank N.A.	3,420
JPY	255,540,000	USD	1,789,085	11/27/24	Morgan Stanley and Co. International PLC	10,716
JPY	53,320,000	USD	376,292	11/27/24	The BNY Mellon	(753)
KRW	15,262,301,700	USD	11,372,125	10/04/24	JPMorgan Chase Bank N.A.	298,978
KRW	15,262,301,700	USD	11,678,248	10/04/24	JPMorgan Chase Bank N.A.	(7,144)
KRW	15,262,301,700	USD	11,507,949	10/18/24	JPMorgan Chase Bank N.A.	173,908
KRW	2,550,090,000	USD	1,943,296	11/27/24	JPMorgan Chase Bank N.A.	3,633
KRW	4,428,000,000	USD	3,312,636	10/15/24	Morgan Stanley Capital Services, Inc.	75,989
KZT	192,400,000	USD	412,433	11/27/24	Bank of America, N.A.	(15,634)
KZT	210,620,000	USD	451,974	12/04/24	Bank of America, N.A.	(18,114)
KZT	216,270,000	USD	450,797	12/11/24	JPMorgan Chase Bank N.A.	(5,800)
MXN	3,820,000	USD	189,098	12/18/24	Citibank N.A.	3,499
MXN	3,920,000	USD	202,682	12/18/24	Citibank N.A.	(5,043)
MXN	3,960,000	USD	199,622	11/27/24	Goldman Sachs International	669
MXN	84,114,141	USD	4,343,998	11/27/24	HSBC Bank PLC	(89,633)
MXN	25,084,700	USD	1,298,568	10/04/24	JPMorgan Chase Bank N.A.	(19,068)
MXN	181,920,000	USD	9,261,173	10/04/24	JPMorgan Chase Bank N.A.	18,052
MXN	18,583,166	USD	1,017,303	10/18/24	JPMorgan Chase Bank N.A.	(71,491)
MXN	185,230,000	USD	9,150,016	12/18/24	Merrill Lynch International	188,937
MXN	5,570,000	USD	281,306	11/27/24	Morgan Stanley and Co. International PLC	417
MXN	3,300,000	USD	168,104	11/27/24	State Street Bank London	(1,195)
MYR	9,542,000	USD	2,213,664	12/18/24	Morgan Stanley and Co. International PLC	113,726
MYR	19,160,000	USD	4,595,496	12/18/24	Standard Chartered Bank	68,098
NGN	465,000,000	USD	362,998	10/15/24	Bank of America, N.A.	(84,843)
NGN	769,510,911	USD	481,073	11/20/24	Citibank N.A.	(35,747)
NGN	524,595,775	USD	324,452	02/13/25	Citibank N.A.	(37,706)
NGN	2,894,960,000	USD	1,563,991	08/12/25	Citibank N.A.	(152,906)
NGN	488,000,000	USD	337,716	10/30/24	Goldman Sachs International	(46,181)
NGN	1,292,800,000	USD	805,483	02/13/25	Standard Chartered Bank	(98,836)
NOK	27,950,000	USD	2,537,831	10/18/24	BNP Paribas S.A.	116,266
NOK	13,353,484	USD	1,212,568	10/18/24	Goldman Sachs & Co.	55,463
NOK	19,650,400	USD	1,873,161	11/27/24	JPMorgan Chase Bank N.A.	(6,756)
NZD	3,061,275	USD	1,911,006	11/27/24	Natwest Markets PLC	36,831
PEN	1,240,000	USD	333,620	11/27/24	Deutsche Bank AG	(483)
PEN	5,160,000	USD	1,369,118	11/27/24	Goldman Sachs International	17,163
PEN	6,178,200	USD	1,650,954	10/04/24	JPMorgan Chase Bank N.A.	10,012

See accompanying Notes to the Financial Statements.	149

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)

PEN	155,600	USD	41,249	10/18/24	JPMorgan Chase Bank N.A.	$573
PEN	17,820,000	USD	4,730,519	12/18/24	Merrill Lynch International	56,082
PHP	12,210,000	USD	219,340	11/27/24	Bank of America, N.A.	(1,836)
PHP	158,110,140	USD	2,843,273	11/27/24	Deutsche Bank AG	(26,757)
PHP	205,830,000	USD	3,689,371	12/18/24	HSBC Bank PLC	(17,286)
PHP	208,878,400	USD	3,729,406	10/01/24	JPMorgan Chase Bank N.A.	(1,931)
PHP	79,606,700	USD	1,407,722	10/03/24	JPMorgan Chase Bank N.A.	12,864
PHP	246,995,600	USD	4,420,978	10/09/24	JPMorgan Chase Bank N.A.	(13,529)
PHP	104,439,200	USD	1,884,402	10/15/24	JPMorgan Chase Bank N.A.	(20,818)
PHP	79,606,700	USD	1,422,031	10/17/24	JPMorgan Chase Bank N.A.	(1,564)
PHP	246,995,600	USD	4,406,701	10/23/24	JPMorgan Chase Bank N.A.	451
PHP	16,870,000	USD	300,054	11/27/24	Natwest Markets PLC	462
PLN	650,000	USD	169,204	12/18/24	Barclays Bank PLC	(167)
PLN	26,868,684	USD	7,011,375	11/27/24	HSBC Bank PLC	(17,288)
PLN	14,171,850	USD	3,702,465	10/07/24	JPMorgan Chase Bank N.A.	(8,677)
PLN	1,160,000	USD	302,345	11/27/24	Morgan Stanley and Co. International PLC	(390)
RON	3,730,000	USD	835,431	11/27/24	UBS AG	608
SGD	10,113,589	USD	7,791,251	12/18/24	Citibank N.A.	127,881
SGD	17,748,242	USD	13,675,188	12/18/24	HSBC Bank PLC	222,021
SGD	7,208,169	USD	5,562,717	12/18/24	Merrill Lynch International	81,416
THB	38,835,000	USD	1,154,258	12/18/24	Citibank N.A.	58,786
THB	631,407,418	USD	19,130,660	11/27/24	Goldman Sachs International	563,895
THB	123,325,000	USD	3,661,227	12/18/24	HSBC Bank PLC	190,932
THB	35,359,900	USD	1,062,090	10/11/24	JPMorgan Chase Bank N.A.	37,482
THB	103,871,643	USD	3,098,519	12/18/24	Standard Chartered Bank	145,998
TRY	92,665,000	USD	2,349,568	12/18/24	Barclays Bank PLC	149,229
TRY	83,209,998	USD	1,781,285	03/19/25	Barclays Bank PLC	268,783
TRY	113,530,000	USD	2,467,331	06/18/25	Barclays Bank PLC	115,119
TRY	16,550,000	USD	411,948	12/18/24	Goldman Sachs International	34,338
TRY	16,550,000	USD	353,708	06/18/25	Goldman Sachs International	22,752
TRY	68,905,672	USD	1,879,897	11/27/24	HSBC Bank PLC	19,752
TWD	19,571,244	USD	618,658	11/27/24	Bank of America, N.A.	4,390
TWD	58,310,000	USD	1,859,968	12/18/24	Citibank N.A.	(5,219)
TWD	174,930,000	USD	5,564,285	12/18/24	Goldman Sachs International	(37)
TWD	5,402,000	USD	172,439	11/27/24	JPMorgan Chase Bank N.A.	(467)
USD	3,442,397	AUD	5,090,000	10/18/24	Citibank N.A.	(89,681)
USD	1,849,377	AUD	2,740,000	10/18/24	Goldman Sachs & Co.	(51,978)
USD	506,813	AUD	730,000	11/27/24	JPMorgan Chase Bank N.A.	38
USD	494,327	AUD	720,000	11/27/24	Morgan Stanley and Co. International PLC	(5,506)
USD	463,614	AUD	680,000	11/27/24	Toronto Dominion Bank	(8,450)
USD	382,948	AUD	560,000	11/27/24	UBS AG	(5,811)
USD	629,075	BRL	3,510,000	10/02/24	Bank of America, N.A.	(15,459)
USD	4,762,217	BRL	25,845,737	10/02/24	Bank of America, N.A.	16,222

150	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)

USD	621,769	BRL	3,480,000	10/02/24	Barclays Bank PLC	$(17,255)
USD	1,952,804	BRL	10,675,000	10/02/24	Citibank N.A.	(7,423)
USD	475,962	BRL	2,580,000	10/02/24	Citibank N.A.	2,203
USD	16,511,141	BRL	90,231,516	10/02/24	Goldman Sachs & Co.	(57,869)
USD	370,771	BRL	2,020,000	10/02/24	Goldman Sachs International	(157)
USD	6,890,537	BRL	37,560,737	10/02/24	HSBC Bank PLC	(6,657)
USD	615,228	BRL	3,360,000	11/04/24	HSBC Bank PLC	496
USD	763,594	BRL	4,180,000	11/04/24	HSBC Bank PLC	(1,161)
USD	7,620,215	BRL	41,759,400	10/02/24	JPMorgan Chase Bank N.A.	(47,971)
USD	620,461	BRL	3,360,000	10/02/24	JPMorgan Chase Bank N.A.	3,472
USD	984,657	BRL	5,367,700	10/16/24	JPMorgan Chase Bank N.A.	599
USD	954,406	BRL	5,210,000	10/02/24	Morgan Stanley and Co. International PLC	(2,295)
USD	687,108	BRL	3,740,000	10/02/24	Morgan Stanley and Co. International PLC	341
USD	414,454	CAD	560,000	11/27/24	HSBC Bank PLC	(634)
USD	1,723,998	CAD	2,340,000	10/18/24	JPMorgan Chase Bank N.A.	(8,798)
USD	1,321,352	CHF	1,130,000	10/18/24	BNP Paribas S.A.	(20,675)
USD	7,872,305	CHF	6,973,767	10/18/24	Goldman Sachs & Co.	(409,979)
USD	997,985	CHF	840,000	11/27/24	Morgan Stanley and Co. International PLC	(3,977)
USD	4,771,111	CHF	4,004,408	11/27/24	The BNY Mellon	(5,394)
USD	531,041	CLP	479,530,000	11/27/24	Barclays Bank PLC	(2,771)
USD	526,123	CLP	471,280,000	11/27/24	Barclays Bank PLC	1,495
USD	1,019,846	CLP	920,003,000	10/07/24	JPMorgan Chase Bank N.A.	(4,721)
USD	515,338	CLP	459,810,000	11/27/24	JPMorgan Chase Bank N.A.	3,478
USD	12,734,960	CNH	91,470,000	10/18/24	JPMorgan Chase Bank N.A.	(343,450)
USD	1,048,341	CNH	7,350,000	11/27/24	UBS AG	(6,045)
USD	764,109	CNY	5,330,000	11/27/24	State Street Bank London	1,199
USD	4,346,658	COP	18,756,376,290	12/18/24	Citibank N.A.	(103,355)
USD	11,197,828	COP	47,245,877,854	11/27/24	Goldman Sachs International	(40,601)
USD	6,680,309	COP	28,169,186,600	10/09/24	JPMorgan Chase Bank N.A.	(61,891)
USD	6,727,066	COP	28,169,186,600	10/23/24	JPMorgan Chase Bank N.A.	(3,658)
USD	14,070,747	COP	58,631,648,134	12/18/24	Merrill Lynch International	160,190
USD	390,186	COP	1,641,030,000	11/27/24	Natwest Markets PLC	(167)
USD	18,489,571	CZK	419,669,028	12/18/24	Citibank N.A.	(120,669)
USD	473,511	CZK	10,640,000	12/18/24	Goldman Sachs International	1,680
USD	730,559	CZK	16,429,392	11/27/24	Morgan Stanley and Co. International PLC	2,614
USD	294,701	CZK	6,630,000	11/27/24	Toronto Dominion Bank	942
USD	573,372	EGP	30,252,746	01/22/25	Citibank N.A.	(23,651)
USD	428,775	EGP	24,050,000	09/17/25	Citibank N.A.	(1,270)
USD	1,211,215	EGP	68,480,000	09/17/25	Goldman Sachs International	(13,296)
USD	442,308	EGP	23,000,000	01/22/25	Standard Chartered Bank	(11,585)
USD	1,335,088	EGP	75,280,000	09/17/25	Standard Chartered Bank	(11,016)
USD	1,330,075	EUR	1,199,000	10/03/24	Bank of America, N.A.	(8,122)
USD	4,419,004	EUR	3,975,000	10/10/24	Bank of America, N.A.	(18,692)

See accompanying Notes to the Financial Statements.	151

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)

USD	949,380	EUR	860,000	10/15/24	Bank of America, N.A.	$(10,928)
USD	12,294,787	EUR	11,280,942	10/18/24	Bank of America, N.A.	(303,530)
USD	4,498,519	EUR	4,032,000	10/28/24	Bank of America, N.A.	(6,236)
USD	1,507,532	EUR	1,350,000	10/31/24	Bank of America, N.A.	(948)
USD	3,816,768	EUR	3,437,000	10/09/24	Barclays Bank PLC	(20,142)
USD	296,336	EUR	266,000	10/10/24	Barclays Bank PLC	(627)
USD	301,346	EUR	270,000	10/31/24	Barclays Bank PLC	(349)
USD	4,673,705	EUR	4,182,961	11/27/24	Barclays Bank PLC	(5,175)
USD	893,044	EUR	800,000	10/31/24	BNP Paribas S.A.	(870)
USD	2,395,870	EUR	2,165,000	10/07/24	Citibank N.A.	(20,849)
USD	1,105,092	EUR	1,010,000	10/18/24	Citibank N.A.	(22,854)
USD	4,020,622	EUR	3,600,000	10/31/24	Citibank N.A.	(1,990)
USD	2,657,825	EUR	2,370,000	11/27/24	Citibank N.A.	6,845
USD	1,260,280	EUR	1,140,000	10/07/24	Deutsche Bank AG	(12,265)
USD	664,764	EUR	600,000	10/07/24	HSBC Bank USA, N.A.	(4,996)
USD	1,127,120	EUR	1,015,000	10/09/24	HSBC Bank USA, N.A.	(5,980)
USD	1,010,261	EUR	904,000	10/31/24	HSBC Bank USA, N.A.	138
USD	4,769,662	EUR	4,278,000	10/28/24	JPMorgan Chase Bank N.A.	(9,936)
USD	2,479,695	EUR	2,239,000	10/07/24	Morgan Stanley Capital Services, Inc.	(19,628)
USD	1,112,998	EUR	1,000,000	10/09/24	Morgan Stanley Capital Services, Inc.	(3,356)
USD	2,450,188	EUR	2,200,000	10/21/24	Morgan Stanley Capital Services, Inc.	(7,036)
USD	2,987,755	EUR	2,700,000	10/08/24	Royal Bank of Canada	(26,284)
USD	2,820	EUR	2,543	12/18/24	Standard Chartered Bank	(27)
USD	2,320,433	EUR	2,100,000	10/15/24	State Street Bank and Trust	(24,505)
USD	411,963	EUR	372,000	10/07/24	UBS AG	(3,288)
USD	1,834,282	EUR	1,650,000	10/09/24	UBS AG	(7,703)
USD	2,072,191	EUR	1,855,000	10/31/24	UBS AG	(572)
USD	801,984	GBP	600,000	10/31/24	Bank of America, N.A.	(2,810)
USD	482,758	GBP	360,000	11/27/24	Barclays Bank PLC	(83)
USD	748,567	GBP	560,000	10/31/24	BNP Paribas S.A.	(2,573)
USD	12,998,833	GBP	10,113,262	10/18/24	Goldman Sachs & Co.	(566,438)
USD	481,453	GBP	360,000	11/27/24	The BNY Mellon	(1,388)
USD	1,064,797	HUF	377,920,000	11/27/24	Citibank N.A.	5,012
USD	583,825	HUF	207,692,800	12/18/24	Citibank N.A.	1,734
USD	1,005,582	HUF	357,410,232	12/18/24	Goldman Sachs International	3,885
USD	2,581,986	HUF	918,416,968	12/18/24	HSBC Bank PLC	7,980
USD	3,352,646	HUF	1,192,507,400	10/07/24	JPMorgan Chase Bank N.A.	2,208
USD	1,805,988	HUF	642,257,200	10/09/24	JPMorgan Chase Bank N.A.	1,665
USD	1,218,912	IDR	18,493,173,551	11/27/24	HSBC Bank PLC	3,721
USD	4,104,638	IDR	63,219,639,500	10/01/24	JPMorgan Chase Bank N.A.	(71,031)
USD	4,176,221	IDR	63,219,639,500	10/01/24	JPMorgan Chase Bank N.A.	552
USD	2,673,410	IDR	40,999,418,941	10/09/24	JPMorgan Chase Bank N.A.	(33,751)
USD	4,189,783	IDR	63,219,639,500	10/15/24	JPMorgan Chase Bank N.A.	16,404

152	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)

USD	2,705,696	IDR	40,999,418,941	10/23/24	JPMorgan Chase Bank N.A.	$(3)
USD	282,199	IDR	4,597,164,012	10/18/24	Morgan Stanley Capital Services, Inc.	(21,243)
USD	380,632	INR	31,910,000	11/27/24	Bank of America, N.A.	775
USD	59	INR	5,000	12/18/24	Citibank N.A.	0
USD	487,287	INR	40,830,000	11/27/24	Deutsche Bank AG	1,247
USD	706,507	INR	59,133,200	10/07/24	JPMorgan Chase Bank N.A.	991
USD	19	JPY	2,979	10/18/24	Citibank N.A.	(2)
USD	9,874,376	JPY	1,393,337,877	11/27/24	Deutsche Bank AG	60,919
USD	1,768,193	JPY	251,170,000	11/27/24	HSBC Bank PLC	(830)
USD	389,967	JPY	55,260,000	11/27/24	Morgan Stanley and Co. International PLC	764
USD	1,976,515	KES	264,260,000	12/18/24	Standard Chartered Bank	(44,031)
USD	4,640,305	KRW	6,200,840,000	12/18/24	Citibank N.A.	(122,100)
USD	346	KRW	460,000	12/18/24	HSBC Bank PLC	(8)
USD	11,498,152	KRW	15,262,301,700	10/04/24	JPMorgan Chase Bank N.A.	(172,951)
USD	11,678,248	KRW	15,262,301,700	10/04/24	JPMorgan Chase Bank N.A.	7,144
USD	5,745,474	MXN	112,450,000	12/18/24	Citibank N.A.	75,953
USD	1,831,741	MXN	35,980,000	12/18/24	Goldman Sachs International	17,696
USD	709,707	MXN	14,130,000	12/18/24	Goldman Sachs International	(2,701)
USD	10,394,843	MXN	207,004,700	10/04/24	JPMorgan Chase Bank N.A.	(163,881)
USD	1,607,492	MXN	31,113,000	10/18/24	JPMorgan Chase Bank N.A.	23,960
USD	9,240,334	MXN	181,920,000	10/18/24	JPMorgan Chase Bank N.A.	(18,691)
USD	305,840	MXN	6,010,000	11/27/24	Morgan Stanley and Co. International PLC	1,864
USD	519,794	MXN	10,120,000	12/18/24	Standard Chartered Bank	9,562
USD	793,474	MYR	3,264,527	12/18/24	Barclays Bank PLC	(2,777)
USD	2,691,174	MYR	11,280,000	12/18/24	Morgan Stanley and Co. International PLC	(60,132)
USD	3,519,639	MYR	15,212,583	12/18/24	Standard Chartered Bank	(183,144)
USD	152,184	NGN	241,972,706	11/20/24	Citibank N.A.	12,151
USD	247,934	NGN	420,000,000	02/13/25	Citibank N.A.	18,361
USD	79,755	NGN	130,000,000	03/27/25	Citibank N.A.	10,589
USD	39,394	NGN	65,000,000	05/20/25	Citibank N.A.	5,965
USD	333,939	NGN	527,538,205	11/20/24	Standard Chartered Bank	28,646
USD	577,918	NOK	6,180,000	10/18/24	BNP Paribas S.A.	(8,927)
USD	3,278,989	NOK	35,120,000	10/18/24	Goldman Sachs & Co.	(55,964)
USD	6,401,785	PEN	24,033,583	11/27/24	Deutsche Bank AG	(55,055)
USD	1,625,110	PEN	6,178,200	10/04/24	JPMorgan Chase Bank N.A.	(35,856)
USD	22,020,784	PEN	83,541,000	12/18/24	Standard Chartered Bank	(419,029)
USD	3,747,813	PHP	208,878,400	10/01/24	JPMorgan Chase Bank N.A.	20,338
USD	1,421,777	PHP	79,606,700	10/03/24	JPMorgan Chase Bank N.A.	1,191
USD	4,405,915	PHP	246,995,600	10/09/24	JPMorgan Chase Bank N.A.	(1,533)
USD	2,617,376	PHP	148,540,000	12/18/24	Standard Chartered Bank	(32,634)
USD	918,623	PLN	3,520,000	11/27/24	Bank of America, N.A.	2,345
USD	816,412	PLN	3,140,000	12/18/24	Citibank N.A.	(165)
USD	480,685	PLN	1,870,000	12/18/24	Goldman Sachs International	(5,621)

See accompanying Notes to the Financial Statements.	153

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Forward Foreign Currency Contracts — continued

						Unrealized
				Settlement		Appreciation
Currency Purchased		Currency Sold		Date	Counterparty	(Depreciation)

USD	3,628,268	PLN	14,171,850	10/07/24	JPMorgan Chase Bank N.A.	$(65,520)
USD	3,701,301	PLN	14,171,850	10/21/24	JPMorgan Chase Bank N.A.	8,625
USD	584,513	PLN	2,240,000	11/27/24	Morgan Stanley and Co. International PLC	1,427
USD	4,718,616	RON	21,079,946	11/27/24	Bank of America, N.A.	(6,225)
USD	806,552	RON	3,590,000	11/27/24	JPMorgan Chase Bank N.A.	1,892
USD	520,041	RON	2,314,609	11/27/24	Morgan Stanley and Co. International PLC	1,247
USD	500,073	THB	16,480,000	11/27/24	JPMorgan Chase Bank N.A.	(13,963)
USD	1,136,465	TRY	44,128,921	12/18/24	Barclays Bank PLC	(53,512)
USD	1,135,430	TRY	48,375,000	03/19/25	Barclays Bank PLC	(56,407)
USD	777,597	TRY	35,890,000	06/18/25	Barclays Bank PLC	(38,787)
USD	355,914	TRY	16,550,000	06/18/25	Goldman Sachs International	(20,547)
USD	311,216	TWD	9,850,000	11/27/24	Goldman Sachs International	(2,357)
USD	2,645,160	UGX	10,023,834,129	12/18/24	Standard Chartered Bank	(34,319)
USD	288,816	ZAR	4,990,000	11/27/24	Bank of America, N.A.	610
USD	518,865	ZAR	8,910,000	11/27/24	Barclays Bank PLC	4,253
USD	460,574	ZAR	8,290,000	12/18/24	Citibank N.A.	(17,368)
USD	12,884,935	ZAR	232,080,304	12/18/24	Goldman Sachs International	(495,138)
USD	4,477,813	ZAR	78,616,732	11/27/24	HSBC Bank PLC	(62,830)
USD	1,579,293	ZAR	28,462,267	10/07/24	JPMorgan Chase Bank N.A.	(71,690)
USD	982,093	ZAR	16,937,567	10/21/24	JPMorgan Chase Bank N.A.	749
USD	418,072	ZAR	7,300,000	12/18/24	Merrill Lynch International	(2,793)
USD	1,214,181	ZAR	21,200,000	11/27/24	State Street Bank London	(10,260)
ZAR	30,690,000	USD	1,747,878	12/18/24	Goldman Sachs International	21,486
ZAR	5,190,000	USD	291,698	12/18/24	HSBC Bank PLC	7,519
ZAR	28,081,200	USD	1,614,535	10/07/24	JPMorgan Chase Bank N.A.	14,344
ZAR	16,937,567	USD	983,262	10/07/24	JPMorgan Chase Bank N.A.	(781)
ZAR	6,490,000	USD	375,695	11/27/24	Natwest Markets PLC	(854)
ZAR	9,620,000	USD	537,625	12/18/24	Standard Chartered Bank	16,994

						$299,930

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)

Buys

31	10-Year Australian Bond Futures	Dec 2024	$ 2,503,248	$(23,147)

2	3-Month SONIA	Mar 2025	640,561	5,026

264	Euro BOBL	Dec 2024	35,371,204	20,221

119	Euro BUND	Dec 2024	17,918,723	270,762

92	Long Gilt Futures	Dec 2024	12,146,668	(48,445)

214	U.S. Treasury Note 10-Year	Dec 2024	24,456,188	(64,501)

1,024	U.S. Treasury Note 2-Year	Dec 2024	213,240,001	42,527

154	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Futures Contracts — continued

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)

237	U.S. Ultra Bond	Dec 2024	$ 31,543,219	$(227,912)

				$(25,469)

Sales

79	U.S. Long Bond	Dec 2024	$ 9,810,813	$(14,605)

76	U.S. Treasury Note 5-Year	Dec 2024	8,351,094	2,423

8	U.S. Ultra 10-Year	Dec 2024	946,375	4,111

				$(8,071)

Written Options

Written Futures Options

Type of Contract	Counterparty	Number of Contracts	Notional Value	Premiums Received	Value at September 30, 2024

PUT— S&P 500 E-mini Futures Option Strike @ $4,600.00 Expires 11/15/2024	JPMorgan Chase Bank N.A.	950	$5,523,538	$(18,960)	$(6,175)

Written Swaptions

				Premiums	Value at
Type of Contract	Counterparty	Notional Value		Received	September 30, 2024

Payer Swaption on CDX.NA.IG.S42 Strike @ $65.00 Expires 12/18/2024	Goldman Sachs & Co.	USD	$(23,900,000)	$(25,095)	$(24,692)
Payer Swaption on CDX.NA.IG.S42 Strike @ $80.00 Expires 11/20/2024	Goldman Sachs & Co.	USD	(48,800,000)	(69,540)	(10,744)

Total Written Swaption				$(94,635)	$(35,436)

Total Written Options				$(113,595)	$(41,611)

OTC — Interest Rate Swaps

						Upfront
Payments		Payments				Premiums				Unrealized
Received	Payment	Made by	Payment	Maturity		Paid	Notional		Market	Appreciation
by Fund	Frequency	Fund	Frequency	Date	Counterparty	(Received)	Value		Value	(Depreciation)
2.12%	Quarterly	7-Day CNRR	Quarterly	02/05/29	Citibank N.A.	$—	CNY	(7,300,000)	$15,409	$15,409
2.27%	Quarterly	7-Day CNRR	Quarterly	12/29/28	Citibank N.A.	—	CNY	(10,280,000)	30,442	30,442
2.40%	Quarterly	7-Day CNRR	Quarterly	07/21/28	Standard Chartered Bank	—	CNY	(6,210,000)	22,042	22,042
BRL-CDI	At Maturity	11.68%	At Maturity	01/02/29	Goldman Sachs International	—	BRL	(5,523,593)	26,419	26,419
BRL-CDI	At Maturity	11.58%	At Maturity	01/02/29	Citibank N.A.	—	BRL	(45,642,174)	248,610	248,610
9.55%	At Maturity	BRL-CDI	At Maturity	01/02/26	Goldman Sachs & Co.	—	BRL	(5,019,204)	(38,818)	(38,818)

See accompanying Notes to the Financial Statements.	155

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

OTC — Interest Rate Swaps — continued

						Upfront
Payments		Payments				Premiums				Unrealized
Received	Payment	Made by	Payment	Maturity		Paid	Notional		Market	Appreciation
by Fund	Frequency	Fund	Frequency	Date	Counterparty	(Received)	Value		Value	(Depreciation)

9.80%	At Maturity	BRL-CDI	At Maturity	01/04/27	JPMorgan Chase Bank N.A.	$—	BRL	(7,138,618)	$(76,143)	$(76,143)
9.84%	At Maturity	BRL-CDI	At Maturity	01/04/27	Goldman Sachs International	—	BRL	(6,142,890)	(64,353)	(64,353)
9.88%	At Maturity	BRL-CDI	At Maturity	01/02/26	Bank of America, N.A.	—	BRL	(4,538,174)	(27,545)	(27,545)
9.95%	At Maturity	BRL-CDI	At Maturity	01/02/25	Barclays Capital	—	BRL	(11,010,721)	(13,517)	(13,517)
9.97%	At Maturity	BRL-CDI	At Maturity	01/02/25	Goldman Sachs & Co.	—	BRL	(16,050,169)	(19,470)	(19,470)
10.00%	At Maturity	BRL-CDI	At Maturity	01/02/25	Citibank N.A.	—	BRL	(38,498,324)	(40,249)	(40,249)
10.05%	At Maturity	BRL-CDI	At Maturity	01/04/27	HSBC Sec. New York	—	BRL	(3,454,148)	(32,344)	(32,344)
10.05%	At Maturity	BRL-CDI	At Maturity	01/04/27	Citibank N.A.	—	BRL	(6,727,177)	(62,839)	(62,839)
10.07%	At Maturity	BRL-CDI	At Maturity	01/02/25	Citibank N.A.	—	BRL	(9,130,309)	(10,515)	(10,515)
10.08%	At Maturity	BRL-CDI	At Maturity	01/02/29	HSBC Sec. New York	—	BRL	(2,669,725)	(47,399)	(47,399)
10.11%	At Maturity	BRL-CDI	At Maturity	01/02/25	Goldman Sachs & Co.	—	BRL	(15,967,870)	(17,354)	(17,354)
10.12%	At Maturity	BRL-CDI	At Maturity	01/02/26	Goldman Sachs & Co.	—	BRL	(4,073,127)	(24,340)	(24,340)
10.12%	At Maturity	BRL-CDI	At Maturity	01/02/29	HSBC Sec. New York	—	BRL	(3,314,365)	(57,707)	(57,707)
10.12%	At Maturity	BRL-CDI	At Maturity	01/02/29	HSBC Sec. New York	—	BRL	(4,045,627)	(70,221)	(70,221)
10.18%	At Maturity	BRL-CDI	At Maturity	01/02/29	Citibank N.A.	—	BRL	(3,890,000)	(64,415)	(64,415)
10.23%	At Maturity	BRL-CDI	At Maturity	01/02/29	JPMorgan Chase Bank N.A.	—	BRL	(40,970,000)	(467,606)	(467,606)
10.29%	At Maturity	BRL-CDI	At Maturity	01/04/27	Bank of America, N.A.	—	BRL	(1,078,605)	(10,606)	(10,606)
10.33%	At Maturity	BRL-CDI	At Maturity	01/04/27	HSBC Bank PLC	—	BRL	(8,411,370)	(66,708)	(66,708)
10.41%	At Maturity	BRL-CDI	At Maturity	01/04/27	HSBC Sec. New York	—	BRL	(4,903,343)	(44,493)	(44,493)
10.64%	At Maturity	BRL-CDI	At Maturity	01/02/26	Goldman Sachs & Co.	—	BRL	(10,183,991)	(34,801)	(34,801)
10.70%	At Maturity	BRL-CDI	At Maturity	01/02/25	Goldman Sachs & Co.	—	BRL	(74,373,489)	(138,053)	(138,053)
10.76%	At Maturity	BRL-CDI	At Maturity	01/02/25	Goldman Sachs & Co.	—	BRL	(8,260,392)	(14,334)	(14,334)
10.81%	At Maturity	BRL-CDI	At Maturity	01/04/27	Bank of America, N.A.	—	BRL	(14,100,540)	(79,558)	(79,558)
10.87%	At Maturity	BRL-CDI	At Maturity	01/04/27	JPMorgan Chase Bank N.A.	—	BRL	(3,621,722)	(19,439)	(19,439)
11.03%	At Maturity	BRL-CDI	At Maturity	01/02/26	Bank of America N.A.	—	BRL	(107,452,000)	(227,682)	(227,682)
11.04%	At Maturity	BRL-CDI	At Maturity	01/02/25	Citigroup Global Market	—	BRL	(11,400,102)	403	403
11.07%	At Maturity	BRL-CDI	At Maturity	01/04/27	JPMorgan Chase Bank N.A.	—	BRL	(6,209,175)	(27,755)	(27,755)
11.20%	At Maturity	BRL-CDI	At Maturity	01/02/29	Bank of America, N.A.	—	BRL	(4,019,270)	(32,326)	(32,326)
11.26%	At Maturity	BRL-CDI	At Maturity	01/02/29	JPMorgan Chase Bank N.A.	—	BRL	(3,455,127)	(25,971)	(25,971)
11.38%	At Maturity	BRL-CDI	At Maturity	01/04/27	Merrill Lynch International	—	BRL	(12,760,165)	(43,522)	(43,522)
11.39%	At Maturity	BRL-CDI	At Maturity	01/02/29	JPMorgan Chase Bank N.A.	—	BRL	(2,418,878)	(15,654)	(15,654)
11.60%	At Maturity	BRL-CDI	At Maturity	01/04/27	Goldman Sachs & Co.	—	BRL	(9,086,764)	(20,354)	(20,354)
11.75%	At Maturity	BRL-CDI	At Maturity	01/02/29	HSBC Sec. New York	—	BRL	(2,275,262)	(8,706)	(8,706)
11.81%	At Maturity	BRL-CDI	At Maturity	01/02/29	Bank of America N.A.	—	BRL	(3,447,253)	(12,373)	(12,373)
11.93%	At Maturity	BRL-CDI	At Maturity	01/02/29	Bank of America N.A.	—	BRL	(5,164,395)	(14,799)	(14,799)
11.99%	At Maturity	BRL-CDI	At Maturity	01/02/26	Bank of America N.A.	—	BRL	(4,285,000)	(2,519)	(2,519)
12.01%	At Maturity	BRL-CDI	At Maturity	01/04/27	HSBC Bank PLC	—	BRL	(6,039,489)	(3,099)	(3,099)
12.16%	At Maturity	BRL-CDI	At Maturity	01/02/29	JPMorgan Chase Bank N.A.	—	BRL	(2,793,720)	(1,856)	(1,856)
12.34%	At Maturity	BRL-CDI	At Maturity	01/04/27	HSBC Sec. New York	—	BRL	(3,677,727)	6,119	6,119
12.41%	At Maturity	BRL-CDI	At Maturity	01/04/27	JPMorgan Chase Bank N.A.	—	BRL	(2,485,227)	5,312	5,312
12.74%	At Maturity	BRL-CDI	At Maturity	01/02/29	HSBC Sec. New York	—	BRL	(2,290,799)	14,863	14,863
12.78%	At Maturity	BRL-CDI	At Maturity	01/04/27	JPMorgan Chase Bank N.A.	—	BRL	(1,476,351)	7,046	7,046

						$0			$(1,602,778)	$(1,602,778)

156	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Centrally Cleared Interest Rate Swaps

Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
1-Month TIIE	Monthly	8.43%	Monthly	12/12/29	$—	MXN	22,000,000	$901	$901
8.62%	Monthly	1-Month TIIE	Monthly	12/12/29	—	MXN	289,880,000	99,610	99,610
8.80%	Monthly	1-Month TIIE	Monthly	03/16/29	12	MXN	22,841,286	9,856	9,844
8.81%	Monthly	1-Month TIIE	Monthly	09/04/29	10	MXN	21,861,220	11,132	11,122
8.83%	Monthly	1-Month TIIE	Monthly	03/20/29	8	MXN	15,159,320	7,422	7,414
8.84%	Monthly	1-Month TIIE	Monthly	12/12/29	980	MXN	26,000,000	20,793	19,813
8.97%	Monthly	1-Month TIIE	Monthly	03/01/30	—	MXN	93,573,000	85,303	85,303
9.19%	Monthly	1-Month TIIE	Monthly	07/27/29	4	MXN	8,772,554	11,077	11,073
9.22%	Monthly	1-Month TIIE	Monthly	06/30/34	—	MXN	207,842,000	379,117	379,117
9.23%	Monthly	1-Month TIIE	Monthly	05/02/34	13	MXN	13,632,407	25,340	25,327
9.31%	Monthly	1-Month TIIE	Monthly	04/30/29	13	MXN	23,968,177	34,426	34,413
9.33%	Monthly	1-Month TIIE	Monthly	07/26/29	7	MXN	13,944,082	21,748	21,741
9.51%	Monthly	1-Month TIIE	Monthly	04/17/29	6	MXN	11,671,637	21,350	21,344
9.58%	Monthly	1-Month TIIE	Monthly	07/02/29	5	MXN	9,113,592	18,707	18,702
9.60%	Monthly	1-Month TIIE	Monthly	06/28/29	3	MXN	6,188,467	12,827	12,824
9.61%	Monthly	1-Month TIIE	Monthly	06/28/29	7	MXN	13,190,428	27,740	27,733
9.67%	Monthly	1-Month TIIE	Monthly	04/27/29	11	MXN	19,695,673	42,368	42,357
3-Month JIBAR	Quarterly	8.19%	Quarterly	11/23/28	—	ZAR	40,430,000	(76,327)	(76,327)
8.33%	Quarterly	3-Month JIBAR	Quarterly	03/06/29	1	ZAR	37,000,000	81,189	81,188
6-Month BUBOR	Semi-Annual	7.03%	Annual	09/26/28	(17,314)	HUF	240,000,000	(41,234)	(23,920)
6-Month BUBOR	Semi-Annual	7.03%	Annual	09/26/28	(11,549)	HUF	160,000,000	(27,489)	(15,940)
5.34%	Annual	6-Month BUBOR	Semi-Annual	03/19/30	11	HUF	359,210,759	1,530	1,519
5.60%	Annual	6-Month BUBOR	Semi-Annual	02/27/29	—	HUF	618,260,000	16,806	16,806
5.61%	Annual	6-Month BUBOR	Semi-Annual	02/26/29	—	HUF	1,008,740,000	29,097	29,097
5.78%	Annual	6-Month BUBOR	Semi-Annual	03/19/35	18	HUF	363,141,929	475	457
7.03%	Annual	6-Month BUBOR	Semi-Annual	09/26/28	—	HUF	580,000,000	99,649	99,649
4.24%	Semi-Annual	6-Month CLICP	Semi-Annual	12/18/29	—	CLP	4,155,398,323	(23,256)	(23,256)
4.35%	Semi-Annual	6-Month CLICP	Semi-Annual	12/18/29	—	CLP	4,148,601,677	(2,080)	(2,080)
5.97%	Semi-Annual	6-Month MIBOR	Semi-Annual	03/19/35	55	INR	257,807,500	(19,280)	(19,335)
6.04%	Semi-Annual	6-Month MIBOR	Semi-Annual	03/19/35	15	INR	66,738,385	(1,317)	(1,332)
6-Month PRIBOR	Semi-Annual	4.77%	Annual	10/06/28	(20,627)	CZK	10,620,000	(29,756)	(9,129)
6-Month PRIBOR	Semi-Annual	3.72%	Annual	01/25/34	—	CZK	15,280,000	(24,385)	(24,385)
6-Month PRIBOR	Semi-Annual	3.70%	Annual	01/26/34	—	CZK	15,280,000	(23,505)	(23,505)
3.05%	Annual	6-Month PRIBOR	Semi-Annual	03/19/30	68	CZK	138,960,742	3,775	3,707
3.12%	Annual	6-Month PRIBOR	Semi-Annual	12/18/29	—	CZK	23,400,000	2,539	2,539
3.31%	Annual	6-Month PRIBOR	Semi-Annual	03/11/29	—	CZK	37,000,000	13,074	13,074
3.70%	Annual	6-Month PRIBOR	Semi-Annual	01/26/34	(7,730)	CZK	10,000,000	15,383	23,113
3.94%	Annual	6-Month PRIBOR	Semi-Annual	05/09/29	—	CZK	24,666,415	38,405	38,405
4.07%	Annual	6-Month PRIBOR	Semi-Annual	11/22/28	—	CZK	31,250,000	50,787	50,787
4.17%	Annual	6-Month PRIBOR	Semi-Annual	11/21/28	—	CZK	31,250,000	56,229	56,229
4.66%	Annual	6-Month PRIBOR	Semi-Annual	06/19/27	—	CZK	106,000,000	182,381	182,381
4.71%	Annual	6-Month PRIBOR	Semi-Annual	10/09/28	—	CZK	18,316,125	49,676	49,676
4.77%	Annual	6-Month PRIBOR	Semi-Annual	10/06/28	—	CZK	18,316,125	51,319	51,319
4.78%	Annual	6-Month PRIBOR	Semi-Annual	10/06/28	—	CZK	36,632,250	103,258	103,258
4.79%	Annual	6-Month PRIBOR	Semi-Annual	10/06/28	—	CZK	36,085,500	102,346	102,346
6-Month WIBOR	Semi-Annual	5.38%	Annual	07/24/26	192	PLN	23,670,000	(42,226)	(42,418)
6-Month WIBOR	Semi-Annual	5.03%	Annual	08/20/26	—	PLN	19,651,275	(9,593)	(9,593)

See accompanying Notes to the Financial Statements.	157

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Centrally Cleared Interest Rate Swaps — continued

Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
6-Month WIBOR	Semi-Annual	5.02%	Annual	08/20/26	$—	PLN	19,651,275	$(8,696)	$(8,696)
6-Month WIBOR	Semi-Annual	4.79%	Annual	12/18/26	—	PLN	6,163,189	(4,746)	(4,746)
6-Month WIBOR	Semi-Annual	4.76%	Annual	12/18/26	—	PLN	20,049,891	(12,893)	(12,893)
6-Month WIBOR	Semi-Annual	4.71%	Annual	12/18/26	—	PLN	20,049,890	(8,281)	(8,281)
1.67%	Quarterly	7-Day CNRR	Quarterly	03/19/30	48	CNY	30,593,610	(34,183)	(34,231)
1.95%	Quarterly	7-Day CNRR	Quarterly	06/21/29	—	CNY	5,220,000	5,558	5,558
2.03%	Quarterly	Thai Baht Interest Rate Fixing	Quarterly	03/19/30	71	THB	213,723,325	(17,421)	(17,492)
2.36%	Quarterly	Thai Baht Interest Rate Fixing	Quarterly	03/19/35	163	THB	301,422,457	(22,676)	(22,839)

									$1,359,348

OTC— Credit Default Swaps

Buy Protection

				Receive				Upfront
				(Pay)			Unrealized	Premiums
Notional		Expiration		Fixed	Payment	Deliverable	Appreciation	Paid/
Amount*	Currency	Date	Counterparty	Rate	Frequency	on Default	(Depreciation)	(Received)	Value

730,000	EUR	12/20/24	Morgan Stanley & Co.	(1.00%)	Quarterly	Daimler AG, 1.40%, 01/12/24	$17,698	$(19,195)	$(1,497)

Sell Protection

				Receive				Upfront
				(Pay)			Unrealized	Premiums
Notional		Expiration		Fixed	Payment	Deliverable	Appreciation	Paid/
Amount*	Currency	Date	Counterparty	Rate	Frequency	on Default	(Depreciation)	(Received)	Value

730,000	EUR	12/20/24	Morgan Stanley & Co.	1.00%	Quarterly	Volkswagen International Finance N.V., 0.50%, 03/30/21 (Moody’s rating: A3; S&P rating: BBB+)	$(8,109)	$9,254	$1,145

					Total OTC Credit Default Swaps		$9,589	$(9,941)	$(352)

Centrally Cleared Credit Default Swaps

Buy Protection

			Receive				Upfront
			(Pay)			Unrealized	Premiums
Notional		Expiration	Fixed	Payment		Appreciation	Paid
Amount*	Currency	Date	Rate	Frequency	Deliverable on Default	(Depreciation)	(Received)	Value
720,000	USD	06/20/26	(5.00%)	Quarterly	General Motors Co.	$82,403	$(138,184)	$(55,781)
660,000	USD	06/20/29	(5.00%)	Quarterly	General Motors Co.	9,841	(115,683)	(105,842)
1,730,000	USD	12/20/29	(1.00%)	Quarterly	MDC Holdings, Inc.	(2,989)	(49,830)	(52,819)
1,600,000	USD	06/20/29	(1.00%)	Quarterly	Transocean, Inc.	55,498	192,750	248,248

					Total Buy Protection	$144,753	$(110,947)	$33,806

158	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Centrally Cleared Credit Default Swaps — continued

Sell Protection

Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value

8,265,000	USD	06/20/29	5.00%	Quarterly	CDX.NA.HY.S42**	$114,300	$519,584	$633,884

8,101,000	USD	12/20/29	5.00%	Quarterly	CDX.NA.HY.S43**	(3,999)	589,123	585,124

4,249,000	USD	12/20/29	1.00%	Quarterly	CDX.NA.IG.S43***	(1,335)	95,815	94,480

720,000	USD	06/20/26	5.00%	Quarterly	Ford Motor Co.	(49,567)	102,736	53,169

660,000	USD	06/20/29	5.00%	Quarterly	Ford Motor Co.	(7,645)	99,649	92,004

1,730,000	USD	12/20/29	1.00%	Quarterly	Lennar Corp.	(928)	24,545	23,617

1,600,000	USD	06/20/29	1.00%	Quarterly	Nabors Industries, Inc.	(57,827)	(270,150)	(327,977)

					Total Sell Protection	$(7,001)	$1,161,302	$1,154,301

					Total Centrally Cleared Credit Default Swaps	$137,752	$1,050,355	$1,188,107

OTC — Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Expiration Date	Payment Frequency	Premiums Paid (Received)	Notional Value	Value	Unrealized Appreciation (Depreciation)

Daily SOFR + 1.10%	JPEIFNTR	JPMorgan Chase Bank N.A.	11/01/24	Quarterly	$—	$(3,034,000)	$130,217	$130,217

*

The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

**

CDX.NA.HY — Markit North America High Yield CDS Index. Represents an index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated BB and B.

***

CDX.NA.IG — Markit North America Investment Grade CDS Index. Represents an index of one hundred twenty five (125) of the most liquid North American entities with investment grade credit ratings that trade in the CDS market.

U.S. Treasury securities in the amount of $224,756 received at the custodian bank as collateral for forward foreign currency contracts, OTC swaps and/or OTC options.

See accompanying Notes to the Financial Statements.	159

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Currency Abbreviations

AUD	—	Australian Dollar

BRL	—	Brazilian Real

CAD	—	Canadian Dollar

CHF	—	Swiss Franc

CLP	—	Chilean Peso

CNH	—	Chinese Yuan Renminbi

CNY	—	Chinese Yuan

COP	—	Colombian Peso

CZK	—	Czech Koruna

DOP	—	Dominican Pesos

EGP	—	Egyptian Pound

EUR	—	Euro

GBP	—	United Kingdom Pound

GHS	—	New Ghanaian Cedi

HUF	—	Hungarian Forint

IDR	—	Indonesian Rupiah

INR	—	Indian Rupee

JMD	—	Jamaica Dollar

JPY	—	Japanese Yen

KES	—	Kenyan Shilling

KRW	—	South Korean Won

KZT	—	Kazakhstani Tenge

MXN	—	Mexican Peso

MYR	—	Malaysian Ringgit

NGN	—	Nigeria Naira

NOK	—	Norwegian Krona

NZD	—	New Zealand Dollar

PEN	—	Peruvian Nuevo Sol

PHP	—	Philippines Peso

PLN	—	Polish Zloty

PYG	—	Paraguay Guarani

RON	—	Romanian New Leu

RSD	—	Serbia Dinar

SGD	—	Singapore Dollar

THB	—	Thai Baht

TRY	—	Turkish New Lira

TWD	—	Taiwan Dollar

UGX	—	Ugandan Shilling

USD	—	U.S. Dollar

UYU	—	Uruguayan Peso

ZAR	—	South African Rand

160	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Abbreviations

BUBOR	—	Budapest Interbank Offered Rate

CDI	—	CREST Depository Interest

CLICP	—	Chilean Average Chamber Index

CLO	—	Collateralized Loan Obligation

CMT	—	Constant Maturity Treasury Index

CNRR	—	China Fixing Repo Rates

EURIBOR	—	Euro Interbank Offered Rate

ICE	—	Intercontinental Exchange

JIBAR	—	Johannesburg Interbank Average Rate

MIBOR	—	Mumbai Interbank Offered Rate

PIK	—	Payment In Kind

PRIBOR	—	Prague Interbank Offered Rate

SOFR	—	Secured Overnight Financing Rate

SONIA	—	Sterling Overnight Index Average

STACR	—	Structured Agency Credit Risk

TBD	—	To Be Determined

TIIE	—	Mexican Interbank Equilibrium Interest Rate

WIBOR	—	Warsaw Interbank Offer Rate

See accompanying Notes to the Financial Statements.	161

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets

Corporate Debt	37.6

Sovereign Debt Obligations	33.7

Bank Loans	10.2

Mortgage Backed Securities - Private Issuers	5.4

Asset Backed Securities	4.3

U.S. Government and Agency Obligations	1.5

Convertible Debt	0.4

Centrally Cleared Interest Rate Swaps	0.1

Forward Foreign Currency Contracts	0.0*

Mortgage Backed Securities - U.S. Government Agency Obligations	0.0*

Common Stocks	0.0*

Centrally Cleared Credit Default Swaps	0.0*

OTC Total Return Swap	0.0*

Purchased Futures Options	0.0*

Purchased Swaptions	0.0*

Purchased Currency Option	0.0*

OTC Credit Default Swaps	0.0*

Written Futures Option	0.0*

Futures Contracts	0.0*

Written Swaptions	0.0*

OTC Interest Rate Swaps	(0.1)

Short-Term Investments	4.2

Other Assets and Liabilities (net)	2.7

100.0%

* Amount rounds to zero.

162	See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	DEBT OBLIGATIONS — 97.9%

	Asset Backed Securities — 22.1%

500,000	AIMCO CLO, Series 2017-AA, Class AR, 6.59% (3 mo. USD Term SOFR + 1.31%), due 04/20/34(b) 144A	500,457

100,000	Ally Auto Receivables Trust, Series 2024-2, Class A2, 4.46%, due 07/15/27	99,938

250,000	American Express Credit Account Master Trust, Series 2023-4, Class A, 5.15%, due 09/15/30	260,590

150,000	American Express Credit Account Master Trust, Series 2024-3, Class A, 4.65%, due 07/15/29	153,003

150,000	AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A2A, 5.75%, due 02/18/28	150,792

83,027	AMMC CLO 22 Ltd., Series 2018-22A, Class A, 6.58% (3 mo. USD Term SOFR + 1.29%), due 04/25/31(b) 144A	83,129

200,000	BA Credit Card Trust, Series 2023-A2, Class A2, 4.98%, due 11/15/28	204,162

250,000	Bain Capital CLO Ltd., Series 2024-1A, Class A1, 6.87% (3 mo. USD Term SOFR + 1.55%), due 04/16/37(b) 144A	251,642

250,000	Barclays Dryrock Issuance Trust, Series 2023-2, Class A, 6.24% (SOFR 30-day average + 0.90%), due 08/15/28(b)	251,225

250,000	Barings CLO Ltd., Series 2024-1A, Class A, 6.90% (3 mo. USD Term SOFR + 1.63%), due 01/20/37(b) 144A	251,338

250,000	Benefit Street Partners CLO XIX Ltd., Series 2019-19A, Class AR, 6.48% (3 mo. USD Term SOFR + 1.18%), due 01/15/33(b) 144A	250,250

60,000	BMW Vehicle Owner Trust, Series 2024-A, Class A4, 5.04%, due 04/25/31	61,763

180,000	Capital One Multi-Asset Execution Trust, Series 2024-A1, Class A, 3.92%, due 09/17/29	179,978

100,000	Chase Issuance Trust, Series 2024-A2, Class A, 4.63%, due 01/15/31	102,578

250,000	Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1, 5.23%, due 12/08/27	252,770

100,000	Citizens Auto Receivables Trust, Series 2024-1, Class A3, 5.11%, due 04/17/28 144A	101,140

100,000	CNH Equipment Trust, Series 2022-B, Class A4, 3.91%, due 03/15/28	99,598

135,000	CNH Equipment Trust, Series 2024-C, Class A2A, 4.30%, due 02/18/28	135,036

232,879	Dryden 40 Senior Loan Fund, Series 2015-40A, Class AR2, 6.27% (3 mo. USD Term SOFR + 1.15%), due 08/15/31(b) 144A	232,937

187,972	Enterprise Fleet Financing LLC, Series 2022-4, Class A2, 5.76%, due 10/22/29 144A	189,636

229,854	FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.27%, due 10/19/37 144A	222,527

270,754	Flatiron CLO 18 Ltd., Series 2018-1A, Class A, 6.50% (3 mo. USD Term SOFR + 1.21%), due 04/17/31(b) 144A	271,034

200,000	Ford Credit Auto Lease Trust, Series 2023-A, Class C, 5.54%, due 12/15/26	201,255

100,000	Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05%, due 06/15/27	101,238

250,000	Ford Credit Auto Owner Trust, Series 2023-A, Class B, 5.07%, due 01/15/29	254,037

69,978	Ford Credit Auto Owner Trust, Series 2023-C, Class A2A, 5.68%, due 09/15/26	70,203

75,000	Ford Credit Auto Owner Trust, Series 2024-C, Class A3, 4.07%, due 07/15/29	75,013

75,000	GM Financial Automobile Leasing Trust, Series 2024-2, Class A3, 5.39%, due 07/20/27	76,412

100,000	GM Financial Automobile Leasing Trust, Series 2024-3, Class A3, 4.21%, due 10/20/27(c)	99,846

250,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-3, Class A4, 0.73%, due 08/16/27	242,930

275,000	GM Financial Consumer Automobile Receivables Trust, Series 2023-2, Class C, 5.21%, due 12/18/28	279,642

172,000	GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class A3, 5.78%, due 08/16/28	176,175

100,000	GM Financial Consumer Automobile Receivables Trust, Series 2024-1, Class B, 5.16%, due 08/16/29	102,298

88,773	Hilton Grand Vacations Trust, Series 2024-2A, Class A, 5.50%, due 03/25/38 144A	91,420

2,253	HPEFS Equipment Trust, Series 2022-1A, Class B, 1.79%, due 05/21/29 144A	2,249

See accompanying Notes to the Financial Statements.	163

Mercer Short Duration Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued

116,133	HPEFS Equipment Trust, Series 2022-2A, Class A3, 3.76%, due 09/20/29 144A	115,912

100,000	Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A3, 5.41%, due 05/17/27 144A	101,753

300,000	Invesco U.S. CLO Ltd., Series 2023-1A, Class AR, 6.85% (3 mo. USD Term SOFR + 1.57%), due 04/22/37(b) 144A	301,297

350,000	John Deere Owner Trust, Series 2023-C, Class A4, 5.39%, due 08/15/30	360,750

45,000	John Deere Owner Trust, Series 2024-A, Class A3, 4.96%, due 11/15/28	45,790

100,000	John Deere Owner Trust, Series 2024-B, Class A3, 5.20%, due 03/15/29	102,646

105,000	John Deere Owner Trust, Series 2024-C, Class A3, 4.06%, due 06/15/29	105,039

144,807	Kubota Credit Owner Trust, Series 2022-2A, Class A3, 4.09%, due 12/15/26 144A	144,274

209,155	Magnetite XII Ltd., Series 2015-12A, Class AR4, 6.45% (3 mo. USD Term SOFR + 1.15%), due 10/15/31(b) 144A	209,249

130,826	Magnetite XV Ltd., Series 2015-15A, Class AR, 6.56% (3 mo. USD Term SOFR + 1.27%), due 07/25/31(b) 144A	130,967

60,000	Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32%, due 01/18/28	61,354

132,478	MVW LLC, Series 2024-1A, Class A, 5.32%, due 02/20/43 144A	135,466

250,000	MVW LLC, Series 2024-2A, Class A, 4.43%, due 03/20/42 144A	249,740

80,031	Navient Private Education Refi Loan Trust, Series 2020-EA, Class A, 1.69%, due 05/15/69 144A	74,547

425,147	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.17%, due 09/16/69 144A	394,284

108,758	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.31%, due 01/15/69 144A	101,972

94,512	Navient Private Education Refi Loan Trust, Series 2024-A, Class A, 5.66%, due 10/15/72 144A	97,243

236,131	Neuberger Berman Loan Advisers CLO 32 Ltd., Series 2019-32A, Class AR, 6.53% (3 mo. USD Term SOFR + 1.25%), due 01/20/32(b) 144A	236,491

100,000	Nissan Auto Lease Trust, Series 2024-A, Class A4, 4.97%, due 09/15/28	101,277

300,000	Oaktree CLO Ltd., Series 2022-2A, Class A1R, 6.85% (3 mo. USD Term SOFR + 1.55%), due 07/15/33(b) 144A	300,194

190,491	Octagon Loan Funding Ltd., Series 2014-1A, Class ARR, 6.54% (3 mo. USD Term SOFR + 1.44%), due 11/18/31(b) 144A	190,647

73,709	Palmer Square Loan Funding Ltd., Series 2021-3A, Class A1, 6.34% (3 mo. USD Term SOFR + 1.06%), due 07/20/29(b) 144A	73,794

250,000	Palmer Square Loan Funding Ltd., Series 2021-3A, Class A2, 6.94% (3 mo. USD Term SOFR + 1.66%), due 07/20/29(b) 144A	250,458

220,000	PFS Financing Corp., Series 2023-C, Class A, 5.52%, due 10/15/28 144A	225,739

250,000	Porsche Financial Auto Securitization Trust, Series 2023-2A, Class A3, 5.79%, due 01/22/29 144A	253,473

15,562	Santander Drive Auto Receivables Trust, Series 2022-6, Class A3, 4.49%, due 11/16/26	15,558

82,143	Santander Drive Auto Receivables Trust, Series 2023-6, Class A2, 6.08%, due 05/17/27	82,441

100,000	Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25%, due 04/17/28	100,811

246,422	Santander Drive Auto Receivables Trust, Series 2024-3, Class A2, 5.91%, due 06/15/27	247,541

69,510	SBNA Auto Receivables Trust, Series 2024-A, Class A2, 5.70%, due 03/15/27 144A	69,652

250,000	Synchrony Card Funding LLC, Series 2023-A2, Class A, 5.74%, due 10/15/29	257,432

195,823	Tesla Electric Vehicle Trust, Series 2023-1, Class A2A, 5.54%, due 12/21/26 144A	196,479

250,000	Tesla Electric Vehicle Trust, Series 2023-1, Class A3, 5.38%, due 06/20/28 144A	254,121

100,000	Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83%, due 10/16/28	101,167

100,000	Verizon Master Trust, Series 2023-2, Class A, 4.89%, due 04/13/28	100,112

190,000	Verizon Master Trust, Series 2024-4, Class A1A, 5.21%, due 06/20/29	193,139

150,000	Verizon Master Trust, Series 2024-5, Class A, 5.00%, due 06/21/32 144A	155,283

200,000	Verizon Master Trust, Series 2024-6, Class A1A, 4.17%, due 08/20/30	200,551

164	See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued

60,000	Volvo Financial Equipment LLC, Series 2024-1A, Class A3, 4.29%, due 10/16/28 144A	59,976

		12,476,860

	Bank Loans — 3.9%

197,959	Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 8.70% (1 mo. USD Term SOFR + 3.75%), due 05/12/28(b)	196,264

99,499	Applied Systems, Inc., 2024 1st Lien Term Loan, 7.60% (3 mo. USD Term SOFR + 3.00%), due 02/24/31(b)	99,737

150,000	Boost Newco Borrower LLC, 2024 USD Term Loan B, 7.10% (3 mo. USD Term SOFR + 2.50%), due 01/31/31(b)	150,201

77,365	Carnival Corp., 2024 Term Loan B1, 7.60% (1 mo. USD Term SOFR + 2.75%), due 10/18/28(b)	77,645

98,966	Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 8.35% (3 mo. USD Term SOFR + 3.75%), due 04/09/27(b)	97,090

67,827	Elanco Animal Health, Inc., Term Loan B, 7.05% (1 mo. USD Term SOFR + 1.75%), due 08/01/27(b)	67,750

100,000	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 6.60% (1 mo. USD Term SOFR + 1.75%), due 11/08/30(b)	100,025

135,259	Medline Borrower LP, 2024 Term Loan B, 7.60% (1 mo. USD Term SOFR + 2.75%), due 10/23/28(b)	135,460

98,980	Polaris Newco LLC, USD Term Loan B, 9.51% (3 mo. USD Term SOFR + 4.00%), due 06/02/28(b)	97,502

39,339	Proampac PG Borrower LLC, 2024 Term Loan, 9.12% (3 mo. USD Term SOFR + 4.00%), due 09/15/28(b)	39,474

59,912	Proampac PG Borrower LLC, 2024 Term Loan, 9.30% (3 mo. USD Term SOFR + 4.00%), due 09/15/28(b)	60,118

99,003	Roper Industrial Products Investment Co. LLC, USD Term Loan, 7.85% (3 mo. USD Term SOFR + 3.25%), due 11/22/29(b)	99,294

198,475	SBA Senior Finance II LLC, 2024 Term Loan B, 6.85% (1 mo. USD Term SOFR + 2.00%), due 01/25/31(b)	198,700

98,845	Sophia LP, 2024 Term Loan B, 8.45% (1 mo. USD Term SOFR + 3.50%), due 10/09/29(b)	99,207

131,944	Titan Acquisition Ltd., 2024 Term Loan B, 10.33% (6 mo. USD Term SOFR + 5.00%), due 02/15/29(b)	131,422

198,999	TransDigm, Inc., 2023 Term Loan J, 7.10% (3 mo. USD Term SOFR + 2.50%), due 02/28/31(b)	198,422

198,992	UKG, Inc., 2024 Term Loan B, 8.55% (3 mo. USD Term SOFR + 3.25%), due 02/10/31(b)	199,232

149,250	United Airlines, Inc., 2024 Term Loan B, 8.03% (3 mo. USD Term SOFR + 2.75%), due 02/22/31(b)	149,775

		2,197,318

	Corporate Debt — 40.6%

26,000	7-Eleven, Inc., 0.95%, due 02/10/26 144A	24,823

16,000	AbbVie, Inc., 4.80%, due 03/15/27	16,313

23,000	AbbVie, Inc., 4.80%, due 03/15/29	23,677

49,000	AEP Texas, Inc., 3.85%, due 10/01/25 144A	48,559

150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, due 01/30/26	144,523

28,000	AES Corp., 5.45%, due 06/01/28	28,836

28,000	Aflac, Inc., 1.13%, due 03/15/26	26,796

5,000	AGCO Corp., 5.45%, due 03/21/27	5,105

48,000	Alabama Power Co., 3.75%, due 09/01/27	47,786

See accompanying Notes to the Financial Statements.	165

Mercer Short Duration Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

19,000	Albemarle Corp., 4.65%, due 06/01/27	19,098

23,000	Ameren Corp., 5.70%, due 12/01/26	23,653

12,000	Ameren Illinois Co., 3.80%, due 05/15/28	11,880

130,400	American Airlines Pass-Through Trust, 3.20%, due 12/15/29	123,728

29,000	American Electric Power Co., Inc., 5.20%, due 01/15/29	29,937

14,000	American Express Co., 4.99% (SOFR + 1.00%), due 05/01/26(b)	14,017

7,000	American Express Co., 5.10% (SOFR + 1.00%), due 02/16/28(b)	7,135

23,000	American Express Co., 5.39% (SOFR + 0.97%), due 07/28/27(b)	23,466

20,000	American Express Co., 5.65% (SOFR + 0.75%), due 04/23/27(b)	20,389

13,000	American Honda Finance Corp., 1.30%, due 09/09/26	12,336

10,000	American Honda Finance Corp., 4.40%, due 10/05/26	10,069

200,000	American Tower Corp., 2.75%, due 01/15/27	193,319

25,000	American Tower Corp., 3.65%, due 03/15/27	24,624

7,000	American Tower Corp., 5.25%, due 07/15/28	7,212

17,000	Ameriprise Financial, Inc., 3.00%, due 04/02/25	16,861

34,000	Amgen, Inc., 5.15%, due 03/02/28	35,020

44,000	Amgen, Inc., 5.25%, due 03/02/25	44,068

17,000	Analog Devices, Inc., 2.95%, due 04/01/25	16,854

2,000	Aon North America, Inc., 5.13%, due 03/01/27	2,047

7,000	Aon North America, Inc., 5.15%, due 03/01/29	7,234

153,000	Astrazeneca Finance LLC, 4.80%, due 02/26/27	156,012

38,000	AT&T, Inc., 1.70%, due 03/25/26	36,594

24,000	Athene Global Funding, 5.68%, due 02/23/26 144A	24,359

29,000	Avangrid, Inc., 3.20%, due 04/15/25	28,709

20,000	Aviation Capital Group LLC, 6.38%, due 07/15/30 144A	21,446

34,000	Avnet, Inc., 6.25%, due 03/15/28	35,759

200,000	Avolon Holdings Funding Ltd., 2.13%, due 02/21/26 144A	192,482

27,000	Avolon Holdings Funding Ltd., 2.53%, due 11/18/27 144A	25,220

25,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 2.06%, due 12/15/26	23,976

136,000	Baltimore Gas & Electric Co., 2.40%, due 08/15/26	132,336

200,000	Banco Santander SA, 5.37% (1 yr. CMT + 0.95%), due 07/15/28(b)	204,763

13,000	Bank of America Corp., 1.20% (SOFR + 1.01%), due 10/24/26(b)	12,550

50,000	Bank of America Corp., 1.32% (SOFR + 1.15%), due 06/19/26(b)	48,779

246,000	Bank of America Corp., 1.73% (SOFR + 0.96%), due 07/22/27(b)	234,936

34,000	Bank of America Corp., 2.02% (3 mo. USD Term SOFR + 1.09%), due 02/13/26(b)	33,618

5,000	Bank of America Corp., 2.55% (SOFR + 1.05%), due 02/04/28(b)	4,805

8,000	Bank of America Corp., 3.42% (3 mo. USD Term SOFR + 1.30%), due 12/20/28(b)	7,784

2,000	Bank of America Corp., 3.71% (3 mo. USD Term SOFR + 1.77%), due 04/24/28(b)	1,971

22,000	Bank of America Corp., 4.38% (SOFR + 1.58%), due 04/27/28(b)	22,038

24,000	Bank of America Corp., 5.20% (SOFR + 1.63%), due 04/25/29(b)	24,683

300,000	Bank of America Corp., 5.93% (SOFR + 1.34%), due 09/15/27(b)	309,026

44,000	Bank of Montreal, 5.30%, due 06/05/26	44,827

14,000	Bank of New York Mellon Corp., 4.41% (SOFR + 1.35%), due 07/24/26(b)	13,978

25,000	Bank of New York Mellon Corp., 4.89% (SOFR + 0.84%), due 07/21/28(b)	25,469

19,000	Bank of New York Mellon Corp., 4.95% (SOFR + 1.03%), due 04/26/27(b)	19,188

11,000	Bank of New York Mellon Corp., 4.98% (SOFR + 1.09%), due 03/14/30(b)	11,364

32,000	Bank of Nova Scotia, 1.45%, due 01/10/25	31,697

19,000	Bank of Nova Scotia, 3.45%, due 04/11/25	18,874

155,000	Bank of Nova Scotia, 4.40% (SOFR + 1.00%), due 09/08/28(b)	155,566

166	See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

31,000	Becton Dickinson & Co., 4.69%, due 02/13/28	31,410

30,000	BHP Billiton Finance USA Ltd., 5.25%, due 09/08/26	30,676

180,000	BlackRock Funding, Inc., 4.60%, due 07/26/27	183,542

14,000	Blackstone Holdings Finance Co. LLC, 1.63%, due 08/05/28 144A	12,711

8,000	Blackstone Holdings Finance Co. LLC, 2.50%, due 01/10/30 144A	7,333

23,000	Blackstone Holdings Finance Co. LLC, 5.90%, due 11/03/27 144A	24,084

12,000	Blue Owl Credit Income Corp., 7.75%, due 09/16/27	12,647

28,000	BMW U.S. Capital LLC, 1.25%, due 08/12/26 144A	26,575

50,000	Boeing Co., 6.26%, due 05/01/27 144A	51,656

204,000	Booz Allen Hamilton, Inc., 3.88%, due 09/01/28 144A	198,002

5,000	Booz Allen Hamilton, Inc., 4.00%, due 07/01/29 144A	4,868

10,000	BorgWarner, Inc., 4.95%, due 08/15/29(d)	10,172

200,000	Boston Properties LP, 2.75%, due 10/01/26	192,839

27,000	Boston Scientific Corp., 1.90%, due 06/01/25	26,508

11,000	Bristol-Myers Squibb Co., 4.90%, due 02/22/29	11,373

53,179	British Airways Pass-Through Trust, 3.35%, due 12/15/30 144A	49,886

32,000	Broadcom, Inc., 3.46%, due 09/15/26	31,585

74,000	Broadcom, Inc., 4.15%, due 02/15/28(c)	73,940

150,000	Broadcom, Inc., 5.05%, due 07/12/29	154,571

200,000	Brooklyn Union Gas Co., 4.63%, due 08/05/27 144A	199,896

40,000	Bunge Ltd. Finance Corp., 1.63%, due 08/17/25	38,966

15,000	Cadence Design Systems, Inc., 4.20%, due 09/10/27(d)	15,077

180,000	Canadian Imperial Bank of Commerce, 5.93%, due 10/02/26	186,034

40,000	Canadian Natural Resources Ltd., 2.05%, due 07/15/25	39,147

21,000	Capital One Financial Corp., 1.88% (SOFR + 0.86%), due 11/02/27(b)	19,957

24,000	Capital One Financial Corp., 5.47% (SOFR + 2.08%), due 02/01/29(b)	24,607

23,000	Capital One Financial Corp., 5.70% (SOFR + 1.91%), due 02/01/30(b)	23,824

10,000	Cardinal Health, Inc., 5.13%, due 02/15/29	10,289

15,000	Cargill, Inc., 3.63%, due 04/22/27 144A	14,834

100,000	CDW LLC/CDW Finance Corp., 5.10%, due 03/01/30	101,436

23,000	Charles Schwab Corp., 5.88%, due 08/24/26	23,677

17,000	Charles Schwab Corp., 6.20% (SOFR + 1.88%), due 11/17/29(b)	18,177

8,000	Cigna Group, 1.25%, due 03/15/26	7,655

19,000	Cigna Group, 5.00%, due 05/15/29	19,575

95,000	Cisco Systems, Inc., 4.80%, due 02/26/27	97,098

210,000	Citigroup, Inc., 1.46% (SOFR + 0.77%), due 06/09/27(b)	200,134

250,000	Citigroup, Inc., 5.61% (SOFR + 1.55%), due 09/29/26(b)	252,252

10,000	CNH Industrial Capital LLC, 5.10%, due 04/20/29	10,298

50,000	Coca-Cola Consolidated, Inc., 5.25%, due 06/01/29	52,011

21,000	Comcast Corp., 4.55%, due 01/15/29	21,373

7,000	Concentrix Corp., 6.60%, due 08/02/28	7,306

15,000	Connecticut Light & Power Co., 4.65%, due 01/01/29	15,261

23,000	Consumers Energy Co., 4.90%, due 02/15/29	23,736

192,404	Consumers Securitization Funding LLC, 5.55%, due 03/01/28	194,538

25,000	Corebridge Financial, Inc., 3.65%, due 04/05/27	24,603

36,000	Corebridge Global Funding, 0.90%, due 09/22/25 144A	34,810

50,000	Crown Castle, Inc., 4.90%, due 09/01/29	50,844

150,000	Crown Castle, Inc., 5.60%, due 06/01/29	156,874

19,000	CSL Finance PLC, 3.85%, due 04/27/27 144A	18,787

See accompanying Notes to the Financial Statements.	167

Mercer Short Duration Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

175,000	CVS Health Corp., 1.30%, due 08/21/27	160,816

35,000	CVS Health Corp., 5.40%, due 06/01/29	36,318

100,000	Darden Restaurants, Inc., 4.35%, due 10/15/27(c)	100,017

1,916	Delta Air Lines Pass-Through Trust, 2.50%, due 12/10/29	1,806

125,000	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, due 10/20/25 144A	124,260

15,000	Diamondback Energy, Inc., 5.15%, due 01/30/30	15,396

15,000	Diamondback Energy, Inc., 5.20%, due 04/18/27	15,312

17,000	Discover Financial Services, 3.95%, due 11/06/24	16,976

31,000	DTE Energy Co., 4.22%, due 11/01/24(e)	30,973

100,000	DTE Energy Co., 4.95%, due 07/01/27	101,708

18,000	DTE Energy Co., 5.10%, due 03/01/29	18,543

125,000	Duke Energy Corp., 2.65%, due 09/01/26	121,613

115,867	Duke Energy Florida Project Finance LLC, 2.54%, due 09/01/31	110,652

18,000	Eastman Chemical Co., 5.00%, due 08/01/29	18,438

33,000	Ecolab, Inc., 1.65%, due 02/01/27	31,379

250,000	Edison International, 5.45%, due 06/15/29	259,755

24,000	EIDP, Inc., 4.50%, due 05/15/26	24,159

41,000	Element Fleet Management Corp., 3.85%, due 06/15/25 144A	40,622

113,000	Element Fleet Management Corp., 5.64%, due 03/13/27 144A	115,904

150,000	Energy Transfer LP, 5.55%, due 02/15/28	155,158

23,000	Entergy Corp., 0.90%, due 09/15/25	22,229

33,000	Equinix, Inc., 1.25%, due 07/15/25	32,091

20,000	ERAC USA Finance LLC, 5.00%, due 02/15/29 144A	20,622

100,000	Essential Utilities, Inc., 4.80%, due 08/15/27	101,361

190,000	Essex Portfolio LP, 3.63%, due 05/01/27	186,920

20,000	Eversource Energy, 2.90%, due 03/01/27	19,359

31,000	Eversource Energy, 4.75%, due 05/15/26	31,189

9,000	Exelon Corp., 5.15%, due 03/15/29	9,329

200,000	Extra Space Storage LP, 3.88%, due 12/15/27	197,400

22,000	FedEx Corp., 3.25%, due 04/01/26	21,689

175,000	Fiserv, Inc., 3.20%, due 07/01/26	171,863

8,000	Fiserv, Inc., 5.15%, due 03/15/27	8,181

30,000	Fiserv, Inc., 5.45%, due 03/02/28	31,138

100,000	Flex Ltd., 6.00%, due 01/15/28	103,680

200,000	Ford Motor Credit Co. LLC, 3.38%, due 11/13/25	196,246

20,000	GATX Corp., 5.40%, due 03/15/27	20,535

100,000	GE HealthCare Technologies, Inc., 5.60%, due 11/15/25	101,103

22,000	General Motors Financial Co., Inc., 3.80%, due 04/07/25	21,845

28,000	General Motors Financial Co., Inc., 5.25%, due 03/01/26	28,196

10,000	General Motors Financial Co., Inc., 5.35%, due 07/15/27	10,233

19,000	General Motors Financial Co., Inc., 5.40%, due 04/06/26	19,238

10,000	General Motors Financial Co., Inc., 5.55%, due 07/15/29	10,316

24,000	Georgia Power Co., 5.00%, due 02/23/27	24,533

35,000	Georgia-Pacific LLC, 1.75%, due 09/30/25 144A	34,141

18,000	Global Payments, Inc., 1.20%, due 03/01/26	17,209

7,000	Goldman Sachs Bank USA, 5.28% (SOFR + 0.78%), due 03/18/27(b)	7,092

3,000	Goldman Sachs Bank USA, 5.41% (SOFR + 0.75%), due 05/21/27(b)	3,049

218,000	Goldman Sachs Group, Inc., 2.64% (SOFR + 1.11%), due 02/24/28(b)	209,572

5,000	Goldman Sachs Group, Inc., 5.73% (SOFR + 1.27%), due 04/25/30(b)	5,256

168	See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

350,000	Goldman Sachs Group, Inc., 5.80% (SOFR + 1.08%), due 08/10/26(b)	353,165

5,000	Goldman Sachs Group, Inc., 6.48% (SOFR + 1.77%), due 10/24/29(b)	5,385

17,000	Hanover Insurance Group, Inc., 4.50%, due 04/15/26	16,976

116,000	HEICO Corp., 5.25%, due 08/01/28	119,809

123,000	Hewlett Packard Enterprise Co., 4.55%, due 10/15/29	122,712

20,000	Home Depot, Inc., 4.88%, due 06/25/27	20,523

35,000	Honda Motor Co. Ltd., 2.53%, due 03/10/27	33,811

15,000	HP, Inc., 2.20%, due 06/17/25	14,729

30,000	Humana, Inc., 5.75%, due 03/01/28	31,295

31,000	Hyundai Capital America, 1.30%, due 01/08/26 144A	29,784

11,000	Hyundai Capital America, 5.65%, due 06/26/26 144A	11,227

12,000	Hyundai Capital America, 5.95%, due 09/21/26 144A	12,353

21,000	Hyundai Capital America, 6.25%, due 11/03/25 144A	21,394

50,000	IDEX Corp., 4.95%, due 09/01/29(d)	51,160

100,000	Infor, Inc., 1.75%, due 07/15/25 144A	97,122

15,000	Ingersoll Rand, Inc., 5.20%, due 06/15/27	15,379

24,000	Interstate Power & Light Co., 3.25%, due 12/01/24	23,925

200,000	IQVIA, Inc., 5.70%, due 05/15/28	207,877

13,000	John Deere Capital Corp., 2.35%, due 03/08/27	12,522

234,000	JPMorgan Chase & Co., 1.47% (SOFR + 0.77%), due 09/22/27(b)	221,730

38,000	JPMorgan Chase & Co., 1.58% (SOFR + 0.89%), due 04/22/27(b)	36,415

26,000	JPMorgan Chase & Co., 2.07% (SOFR + 1.02%), due 06/01/29(b)	24,062

57,000	JPMorgan Chase & Co., 2.08% (SOFR + 1.85%), due 04/22/26(b)	56,101

7,000	JPMorgan Chase & Co., 2.30% (SOFR + 1.16%), due 10/15/25(b)	6,992

10,000	JPMorgan Chase & Co., 2.60% (SOFR + 0.92%), due 02/24/26(b)	9,903

30,000	JPMorgan Chase & Co., 2.95% (SOFR + 1.17%), due 02/24/28(b)	29,100

37,000	JPMorgan Chase & Co., 3.51% (3 mo. USD Term SOFR + 1.21%), due 01/23/29(b)(d)	36,142

5,000	JPMorgan Chase & Co., 3.96% (3 mo. USD Term SOFR + 1.51%), due 01/29/27(b)	4,972

200,000	JPMorgan Chase & Co., 4.98% (SOFR + 0.93%), due 07/22/28(b)	203,932

5,000	JPMorgan Chase & Co., 5.00% (SOFR + 1.13%), due 07/22/30(b)	5,142

23,000	JPMorgan Chase & Co., 5.01% (SOFR + 1.31%), due 01/23/30(b)	23,594

30,000	JPMorgan Chase & Co., 5.04% (SOFR + 1.19%), due 01/23/28(b)	30,506

12,000	JPMorgan Chase & Co., 5.30% (SOFR + 1.45%), due 07/24/29(b)	12,420

228,000	JPMorgan Chase & Co., 5.55% (SOFR + 1.07%), due 12/15/25(b)	228,147

40,000	JPMorgan Chase & Co., 5.57% (SOFR + 0.93%), due 04/22/28(b)	41,248

230,000	JPMorgan Chase & Co., 6.07% (SOFR + 1.33%), due 10/22/27(b)	238,409

4,000	Keurig Dr. Pepper, Inc., 5.05%, due 03/15/29	4,130

28,000	Kinder Morgan, Inc., 1.75%, due 11/15/26	26,619

100,000	Kite Realty Group Trust, 4.75%, due 09/15/30	100,066

175,000	Kroger Co., 4.60%, due 08/15/27	176,537

50,000	Kyndryl Holdings, Inc., 2.05%, due 10/15/26	47,548

8,000	L3Harris Technologies, Inc., 4.40%, due 06/15/28	8,037

10,000	Laboratory Corp. of America Holdings, 4.35%, due 04/01/30	9,916

50,000	Las Vegas Sands Corp., 5.90%, due 06/01/27	51,358

150,000	Lennox International, Inc., 5.50%, due 09/15/28	156,429

14,000	Liberty Utilities Co., 5.58%, due 01/31/29 144A	14,481

240,000	Lloyds Banking Group PLC, 4.72% (1 yr. CMT + 1.75%), due 08/11/26(b)	239,764

200,000	Lloyds Banking Group PLC, 5.46% (1 yr. CMT + 1.38%), due 01/05/28(b)	204,526

200,000	Lloyds Banking Group PLC, 5.99% (1 yr. CMT + 1.48%), due 08/07/27(b)	205,351

See accompanying Notes to the Financial Statements.	169

Mercer Short Duration Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

15,000	Lowe’s Cos., Inc., 3.35%, due 04/01/27	14,731

150,000	LPL Holdings, Inc., 5.70%, due 05/20/27	153,349

24,000	Main Street Capital Corp., 6.95%, due 03/01/29	25,051

50,000	Marriott International, Inc., 5.55%, due 10/15/28	52,336

150,000	Mastercard, Inc., 4.10%, due 01/15/28	151,167

6,000	McKesson Corp., 4.25%, due 09/15/29	6,017

25,000	Meta Platforms, Inc., 4.30%, due 08/15/29	25,391

17,050	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, due 06/20/27 144A	17,275

6,000	Mondelez International, Inc., 4.75%, due 02/20/29	6,136

12,000	Morgan Stanley, 0.99% (SOFR + 0.72%), due 12/10/26(b)	11,503

235,000	Morgan Stanley, 1.51% (SOFR + 0.86%), due 07/20/27(b)	223,547

31,000	Morgan Stanley, 1.59% (SOFR + 0.88%), due 05/04/27(b)	29,673

26,000	Morgan Stanley, 2.48% (SOFR + 1.00%), due 01/21/28(b)	24,976

18,000	Morgan Stanley, 3.13%, due 07/27/26	17,688

200,000	Morgan Stanley, 4.68% (SOFR + 1.67%), due 07/17/26(b)	199,767

5,000	Morgan Stanley, 5.04% (SOFR + 1.22%), due 07/19/30(b)	5,139

19,000	Morgan Stanley, 5.12% (SOFR + 1.73%), due 02/01/29(b)	19,484

24,000	Morgan Stanley, 5.16% (SOFR + 1.59%), due 04/20/29(b)	24,676

200,000	Morgan Stanley, 5.66% (SOFR + 1.26%), due 04/18/30(b)	210,429

19,000	Morgan Stanley, 6.30% (SOFR + 2.24%), due 10/18/28(b)	20,091

28,000	Morgan Stanley, 6.41% (SOFR + 1.83%), due 11/01/29(b)	30,095

29,000	National Rural Utilities Cooperative Finance Corp., 1.00%, due 10/18/24	28,944

24,000	National Rural Utilities Cooperative Finance Corp., 1.88%, due 02/07/25	23,749

13,000	National Rural Utilities Cooperative Finance Corp., 4.12%, due 09/16/27	13,093

13,000	National Rural Utilities Cooperative Finance Corp., 5.15%, due 06/15/29	13,499

10,000	National Rural Utilities Cooperative Finance Corp., 5.60%, due 11/13/26	10,302

18,000	New York State Electric & Gas Corp., 5.65%, due 08/15/28 144A	18,764

21,000	NextEra Energy Capital Holdings, Inc., 1.88%, due 01/15/27	19,946

22,000	NextEra Energy Capital Holdings, Inc., 1.90%, due 06/15/28	20,292

19,000	NextEra Energy Capital Holdings, Inc., 4.63%, due 07/15/27	19,288

12,000	NextEra Energy Capital Holdings, Inc., 4.90%, due 02/28/28	12,268

125,000	NextEra Energy Operating Partners LP, 7.25%, due 01/15/29 144A	131,897

23,000	Niagara Mohawk Power Corp., 1.96%, due 06/27/30 144A	20,179

33,000	NiSource, Inc., 0.95%, due 08/15/25	31,963

150,000	NiSource, Inc., 5.20%, due 07/01/29	155,389

250,000	Nordson Corp., 4.50%, due 12/15/29	251,095

15,000	Novartis Capital Corp., 3.80%, due 09/18/29(d)	14,907

20,000	Nucor Corp., 2.00%, due 06/01/25	19,670

200,000	Nutrien Ltd., 3.00%, due 04/01/25	198,434

7,000	Nutrien Ltd., 4.90%, due 03/27/28	7,142

151,000	Nutrien Ltd., 5.20%, due 06/21/27	154,903

12,000	Occidental Petroleum Corp., 5.20%, due 08/01/29	12,208

50,000	OGE Energy Corp., 5.45%, due 05/15/29	52,102

40,000	Old Republic International Corp., 4.88%, due 10/01/24	40,000

28,000	ONE Gas, Inc., 5.10%, due 04/01/29	29,020

250,000	ONEOK, Inc., 4.25%, due 09/24/27	250,286

33,000	Oracle Corp., 1.65%, due 03/25/26	31,736

19,000	Oracle Corp., 2.50%, due 04/01/25	18,784

170	See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

32,000	Oracle Corp., 2.65%, due 07/15/26	31,116

21,000	Ovintiv, Inc., 5.38%, due 01/01/26	21,145

10,000	PACCAR Financial Corp., 4.00%, due 09/26/29	9,978

150,000	Pacific Gas & Electric Co., 5.55%, due 05/15/29	155,875

25,000	Pacific Life Global Funding II, 1.20%, due 06/24/25 144A	24,413

18,000	Pacific Life Global Funding II, 1.38%, due 04/14/26 144A	17,249

150,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40%, due 07/01/27 144A	150,104

27,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.35%, due 01/12/27 144A	27,524

30,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.05%, due 08/01/28 144A	31,587

135,000	Pepsico Singapore Financing I Pte. Ltd., 5.62% (SOFR + 0.56%), due 02/16/27(b)	135,350

125,000	Petroleos Mexicanos, 6.50%, due 03/13/27	122,656

200,000	Pfizer Investment Enterprises Pte. Ltd., 4.45%, due 05/19/26	201,336

9,000	Philip Morris International, Inc., 4.88%, due 02/13/29	9,230

21,000	Phillips 66, 3.85%, due 04/09/25	20,895

33,000	Pioneer Natural Resources Co., 1.13%, due 01/15/26	31,745

100,000	PNC Financial Services Group, Inc., 5.30% (SOFR + 1.34%), due 01/21/28(b)	102,348

18,000	PNC Financial Services Group, Inc., 5.49% (SOFR + 1.20%), due 05/14/30(b)(d)	18,814

180,000	PNC Financial Services Group, Inc., 6.62% (SOFR + 1.73%), due 10/20/27(b)	188,136

21,000	Principal Life Global Funding II, 5.10%, due 01/25/29 144A	21,651

16,000	Prologis LP, 4.88%, due 06/15/28	16,425

5,000	Prologis Targeted U.S. Logistics Fund LP, 5.25%, due 04/01/29 144A	5,152

235,000	Prudential Insurance Co. of America, 8.30%, due 07/01/25 144A	240,542

23,000	Public Service Enterprise Group, Inc., 0.80%, due 08/15/25	22,245

11,000	Public Service Enterprise Group, Inc., 5.85%, due 11/15/27	11,525

100,000	Public Service Enterprise Group, Inc., 5.88%, due 10/15/28	105,521

10,000	Quanta Services, Inc., 4.75%, due 08/09/27	10,109

15,000	Quest Diagnostics, Inc., 4.60%, due 12/15/27	15,204

150,000	Regal Rexnord Corp., 6.05%, due 02/15/26	152,378

20,000	Rogers Communications, Inc., 5.00%, due 02/15/29	20,416

28,000	Ross Stores, Inc., 4.60%, due 04/15/25	27,959

21,000	Royal Bank of Canada, 1.15%, due 07/14/26	19,942

32,000	Royal Bank of Canada, 1.60%, due 01/21/25	31,675

14,000	Royal Bank of Canada, 4.95%, due 02/01/29	14,442

5,000	Royal Bank of Canada, 4.97% (SOFR + 1.10%), due 08/02/30(b)	5,130

30,000	Royal Bank of Canada, 5.20%, due 07/20/26	30,649

125,000	RTX Corp., 5.75%, due 11/08/26	128,908

11,000	Ryder System, Inc., 4.95%, due 09/01/29	11,222

22,000	Ryder System, Inc., 5.25%, due 06/01/28	22,717

9,000	Ryder System, Inc., 5.38%, due 03/15/29	9,347

3,000	Ryder System, Inc., 5.50%, due 06/01/29	3,130

33,000	S&P Global, Inc., 2.45%, due 03/01/27	31,836

26,000	S&P Global, Inc., 2.70%, due 03/01/29	24,545

7,000	Sempra, 5.40%, due 08/01/26	7,134

31,000	Sixth Street Specialty Lending, Inc., 3.88%, due 11/01/24	30,951

25,000	Smith & Nephew PLC, 5.15%, due 03/20/27	25,462

25,000	Solventum Corp., 5.45%, due 02/25/27 144A	25,520

100,000	Sonoco Products Co., 4.45%, due 09/01/26	100,071

140,000	Southern California Edison Co., 3.65%, due 03/01/28	137,131

250,000	Southern California Gas Co., 2.95%, due 04/15/27	243,391

See accompanying Notes to the Financial Statements.	171

Mercer Short Duration Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

8,000	Southern Co., 5.50%, due 03/15/29	8,395

27,000	Southern Co. Gas Capital Corp., 3.25%, due 06/15/26	26,607

200,000	Spectra Energy Partners LP, 3.38%, due 10/15/26	196,528

24,000	Sprint Capital Corp., 6.88%, due 11/15/28	26,222

140,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, due 09/20/29 144A	141,414

27,000	Stanley Black & Decker, Inc., 6.00%, due 03/06/28	28,489

20,000	State Street Corp., 4.53% (SOFR + 1.02%), due 02/20/29(b)(d)	20,207

22,000	State Street Corp., 5.68% (SOFR + 1.48%), due 11/21/29(b)	23,225

12,000	Stryker Corp., 3.65%, due 03/07/28	11,832

200,000	Suntory Holdings Ltd., 2.25%, due 10/16/24 144A	199,740

31,000	Take-Two Interactive Software, Inc., 3.55%, due 04/14/25	30,768

18,000	Tampa Electric Co., 4.90%, due 03/01/29	18,463

100,000	Targa Resources Corp., 6.15%, due 03/01/29	106,587

24,000	T-Mobile USA, Inc., 2.05%, due 02/15/28	22,362

12,000	T-Mobile USA, Inc., 2.25%, due 02/15/26	11,676

175,000	T-Mobile USA, Inc., 2.63%, due 04/15/26	170,680

16,000	T-Mobile USA, Inc., 4.95%, due 03/15/28	16,370

29,000	Toll Brothers Finance Corp., 4.35%, due 02/15/28	28,858

42,000	Toronto-Dominion Bank, 1.15%, due 06/12/25	41,033

32,000	Toronto-Dominion Bank, 1.45%, due 01/10/25	31,703

31,000	Toronto-Dominion Bank, 3.77%, due 06/06/25	30,834

20,000	Toronto-Dominion Bank, 4.98%, due 04/05/27	20,411

34,000	Toronto-Dominion Bank, 5.53%, due 07/17/26	34,889

155,000	Toyota Motor Credit Corp., 4.55%, due 08/07/26	156,741

25,000	Toyota Motor Credit Corp., 5.00%, due 03/19/27	25,627

30,000	Toyota Motor Credit Corp., 5.40%, due 11/20/26	30,872

24,000	Trans-Allegheny Interstate Line Co., 3.85%, due 06/01/25 144A	23,823

20,000	TransCanada PipeLines Ltd., 1.00%, due 10/12/24	19,967

18,000	Truist Financial Corp., 1.27% (SOFR + 0.61%), due 03/02/27(b)	17,168

22,000	Truist Financial Corp., 1.89% (SOFR + 0.86%), due 06/07/29(b)	20,131

17,000	Truist Financial Corp., 4.26% (SOFR + 1.46%), due 07/28/26(b)	16,936

28,000	Truist Financial Corp., 5.44% (SOFR + 1.62%), due 01/24/30(b)(d)	28,988

35,000	Truist Financial Corp., 7.16% (SOFR + 2.45%), due 10/30/29(b)	38,371

7,000	Tyson Foods, Inc., 5.40%, due 03/15/29	7,271

4,384	U.S. Airways Pass-Through Trust, 5.90%, due 04/01/26	4,384

220,000	U.S. Bancorp, 2.22% (SOFR + 0.73%), due 01/27/28(b)	210,091

19,000	U.S. Bancorp, 5.38% (SOFR + 1.56%), due 01/23/30(b)	19,736

16,000	U.S. Bancorp, 5.78% (SOFR + 2.02%), due 06/12/29(b)	16,773

65,000	Uber Technologies, Inc., 4.30%, due 01/15/30	64,814

400,000	UBS Group AG, 4.49% (1 yr. CMT + 1.55%), due 05/12/26(b) 144A	398,905

245,000	UBS Group AG, 4.70% (1 yr. CMT + 2.05%), due 08/05/27(b) 144A	245,705

4,526	United Airlines Pass-Through Trust, 5.88%, due 04/15/29	4,624

23,000	UnitedHealth Group, Inc., 2.95%, due 10/15/27	22,393

10,000	UnitedHealth Group, Inc., 4.80%, due 01/15/30	10,306

250,000	Ventas Realty LP, 3.85%, due 04/01/27	246,856

50,000	Venture Global Calcasieu Pass LLC, 3.88%, due 08/15/29 144A	47,290

232,000	Veralto Corp., 5.50%, due 09/18/26	237,334

31,000	Verizon Communications, Inc., 0.85%, due 11/20/25	29,796

172	See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued

100,000	Verizon Communications, Inc., 2.10%, due 03/22/28	93,325

150,000	VICI Properties LP, 4.75%, due 02/15/28	150,701

28,000	VMware LLC, 1.40%, due 08/15/26	26,541

27,000	Warnermedia Holdings, Inc., 3.76%, due 03/15/27	26,113

15,000	Waste Management, Inc., 4.95%, due 07/03/27	15,408

40,000	WEC Energy Group, Inc., 4.75%, due 01/09/26	40,184

5,000	WEC Energy Group, Inc., 5.00%, due 09/27/25	5,022

7,000	WEC Energy Group, Inc., 5.15%, due 10/01/27	7,188

250,000	WEC Energy Group, Inc., 5.60%, due 09/12/26	256,449

10,000	Wells Fargo & Co., 2.16% (3 mo. USD Term SOFR + 1.01%), due 02/11/26(b)	9,892

25,000	Wells Fargo & Co., 2.88% (3 mo. USD Term SOFR + 1.43%), due 10/30/30(b)	23,198

212,000	Wells Fargo & Co., 3.53% (SOFR + 1.51%), due 03/24/28(b)	208,030

10,000	Wells Fargo & Co., 3.58% (3 mo. USD Term SOFR + 1.57%), due 05/22/28(b)	9,808

11,000	Wells Fargo & Co., 4.54% (SOFR + 1.56%), due 08/15/26(b)	10,983

12,000	Wells Fargo & Co., 5.57% (SOFR + 1.74%), due 07/25/29(b)	12,488

100,000	Westpac Banking Corp., 5.54%, due 11/17/28(d)	105,854

15,000	Workday, Inc., 3.50%, due 04/01/27	14,767

196,000	WRKCo, Inc., 3.75%, due 03/15/25	194,853

21,000	Zoetis, Inc., 5.40%, due 11/14/25	21,205

		22,914,189

	Mortgage Backed Securities - Private Issuers — 8.8%

100,000	BMP Trust, Series 2024-MF23, Class A, 6.47% (1 mo. USD Term SOFR + 1.37%), due 06/15/41(b) 144A	99,961

200,000	BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class A, 7.02% (1 mo. USD Term SOFR + 1.92%), due 08/15/41(b) 144A	200,410

187,746	BX Commercial Mortgage Trust, Series 2021-ACNT, Class A, 6.06% (1 mo. USD Term SOFR + 0.96%), due 11/15/38(b) 144A	186,807

128,179	BX Commercial Mortgage Trust, Series 2021-XL2, Class A, 5.90% (1 mo. USD Term SOFR + 0.80%), due 10/15/38(b) 144A	127,212

175,000	BX Commercial Mortgage Trust, Series 2024-AIR2, Class A, 6.59% (1 mo. USD Term SOFR + 1.49%), due 10/15/41(b) 144A	175,291

100,000	BX Commercial Mortgage Trust, Series 2024-AIRC, Class A, 6.79% (1 mo. USD Term SOFR + 1.69%), due 08/15/39(b) 144A	100,304

94,596	BX Commercial Mortgage Trust, Series 2024-MDHS, Class A, 6.74% (1 mo. USD Term SOFR + 1.64%), due 05/15/41(b) 144A	94,871

169,066	BX Trust, Series 2021-RISE, Class A, 5.96% (1 mo. USD Term SOFR + 0.86%), due 11/15/36(b) 144A	167,587

200,000	BX Trust, Series 2022-LBA6, Class A, 6.10% (1 mo. USD Term SOFR + 1.00%), due 01/15/39(b) 144A	198,888

200,000	BX Trust, Series 2022-VAMF, Class A, 5.95% (1 mo. USD Term SOFR + 0.85%), due 01/15/39(b) 144A	198,506

135,000	BX Trust, Series 2024-BIO, Class A, 6.74% (1 mo. USD Term SOFR + 1.64%), due 02/15/41(b) 144A	134,557

175,000	BX Trust, Series 2024-PALM, Class A, 6.64% (1 mo. USD Term SOFR + 1.54%), due 06/15/37(b) 144A	175,229

300,589	Federal National Mortgage Association REMICS, Series 2006-83, Class FG, 5.89% (SOFR 30-day average + 0.61%), due 09/25/36(b)	299,719

200,000	FS Trust, Series 2024-HULA, Class A, 6.91% (1 mo. USD Term SOFR + 1.81%), due 08/15/39(b) 144A	200,633

301,534	Government National Mortgage Association REMICS, Series 2016-H07, Class FK, 6.47% (1 mo. USD Term SOFR + 1.11%), due 03/20/66(b)	302,761

See accompanying Notes to the Financial Statements.	173

Mercer Short Duration Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

367,447	Government National Mortgage Association REMICS, Series 2016-H16, Class FE, 6.30% (1 yr. USD Term SOFR + 1.10%), due 06/20/66(b)	370,441

188,979	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC, Class A, 6.26% (1 mo. USD Term SOFR + 1.16%), due 04/15/38(b) 144A	188,657

91,426	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A5, 3.67%, due 11/15/47	91,176

197,442	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class A4, 3.49%, due 01/15/48	196,779

250,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4, 3.23%, due 10/15/48	247,940

158,627	Life Mortgage Trust, Series 2021-BMR, Class A, 5.91% (1 mo. USD Term SOFR + 0.81%), due 03/15/38(b) 144A	156,173

182,323	MHP Trust, Series 2022-MHIL, Class A, 5.91% (1 mo. USD Term SOFR + 0.81%), due 01/15/27(b) 144A	180,846

400,000	SMRT Commercial Mortgage Trust, Series 2022-MINI, Class A, 6.10% (1 mo. USD Term SOFR + 1.00%), due 01/15/39(b) 144A	396,808

140,000	THPT Mortgage Trust, Series 2023-THL, Class A, 7.23%, due 12/10/34(f) 144A	145,433

154,315	TTAN, Series 2021-MHC, Class A, 6.06% (1 mo. USD Term SOFR + 0.96%), due 03/15/38(b) 144A	153,942

189,202	WFRBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.63%, due 11/15/47	188,564

		4,979,495

	Mortgage Backed Securities - U.S. Government Agency Obligations — 5.2%

363,090	Federal Home Loan Mortgage Corp., Pool # G18575, 3.00%, due 11/01/30	354,645

120,654	Federal Home Loan Mortgage Corp., Pool # SB0935, 3.00%, due 07/01/33	117,256

410,898	Federal Home Loan Mortgage Corp., Pool # SB1024, 3.50%, due 02/01/34	405,016

100,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KIR1, ClassA2, 2.85%, due 03/25/26	97,973

140,429	Federal National Mortgage Association, Pool # AL8943, 2.92%, due 10/01/25(f)	138,680

192,225	Federal National Mortgage Association, Pool # AN0293, 2.81%, due 11/01/25	188,913

130,947	Federal National Mortgage Association, Pool # AN0558, 2.94%, due 01/01/26	128,721

94,722	Federal National Mortgage Association, Pool # AN3359, 2.65%, due 12/01/26	92,020

75,000	Federal National Mortgage Association, Pool # BL0240, 3.54%, due 11/01/25	74,238

170,000	Federal National Mortgage Association, Pool # BL1942, 3.15%, due 03/01/26	167,392

389,166	Federal National Mortgage Association, Pool # BM3919, 3.00%, due 02/01/33	378,438

194,858	Federal National Mortgage Association, Pool # BM7189, 2.92%, due 10/01/25(f)	192,390

100,000	Federal National Mortgage Association, Pool # BS5008, 2.22%, due 03/01/27	95,953

209,240	Federal National Mortgage Association, Pool # MA3097, 3.50%, due 08/01/27	207,154

164,489	Federal National Mortgage Association-ACES, Series 2016-M6, Class A2, 2.49%, due 05/25/26	160,073

152,067	Federal National Mortgage Association-ACES, Series 2017-M1, ClassA2, 2.50%, due 10/25/26(f)	147,312

		2,946,174

	U.S. Government and Agency Obligations — 17.3%

1,550,000	U.S. Treasury Notes, 2.00%, due 08/15/25	1,523,065

2,707,000	U.S. Treasury Notes, 3.38%, due 09/15/27	2,693,359

791,000	U.S. Treasury Notes, 3.50%, due 09/30/26	788,822

87,000	U.S. Treasury Notes, 3.50%, due 09/30/29	86,745

290,000	U.S. Treasury Notes, 3.75%, due 08/15/27	291,416

700,000	U.S. Treasury Notes, 3.88%, due 11/30/27	706,234

174	See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2024 (Unaudited)

Par Value(a)	Description	Value ($)

	U.S. Government and Agency Obligations — continued

600,000	U.S. Treasury Notes, 4.00%, due 01/15/27	605,051

1,875,000	U.S. Treasury Notes, 4.13%, due 07/31/28	1,911,768

135,000	U.S. Treasury Notes, 4.38%, due 07/31/26	136,640

1,000,000	U.S. Treasury Notes, 4.38%, due 11/30/28	1,030,801

		9,773,901

	TOTAL DEBT OBLIGATIONS (COST $54,435,880)	55,287,937

	SHORT-TERM INVESTMENTS — 0.7%

	Mutual Fund - Securities Lending Collateral — 0.5%

296,120	State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(g)(h)	296,120

	U.S. Government and Agency Obligation — 0.2%

105,000	U.S. Treasury Bills, 4.06%, due 07/10/25(i)	101,817

	TOTAL SHORT-TERM INVESTMENTS (COST $397,941)	397,937

	TOTAL INVESTMENTS — 98.6% (Cost $54,833,821)	55,685,874

	Other Assets and Liabilities (net) — 1.4%	797,426

	NET ASSETS — 100.0%	$56,483,300

Notes to Schedule of Investments:

(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).

(b)	Variable or floating rate note. Rate shown is as of September 30, 2024.

(c)	When-issued security.

(d)	All or a portion of this security is out on loan.

(e)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. The rate shown is the rate in effect at September 30, 2024.

(f)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(g)	The rate disclosed is the 7-day net yield as of September 30, 2024.

(h)	Represents an investment of securities lending cash collateral.

(i)	Interest rate presented is yield to maturity.

144A

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $13,343,860 which represents 23.6% of net assets.

See accompanying Notes to the Financial Statements.	175

Mercer Short Duration Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)

Buys

33	U.S. Treasury Note 2-Year	Dec 2024	$6,871,992	$14,428

Sales

14	U.S. Treasury Note 5-Year	Dec 2024	$1,538,359	$(332)

Currency Abbreviations

USD	—	U.S. Dollar

Abbreviations

ACES	—	Alternative Credit Enhancement Securities

CLO	—	Collateralized Loan Obligation

CMT	—	Constant Maturity Treasury Index

SOFR	—	Secured Overnight Financing Rate

176	See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets

Corporate Debt	40.6

Asset Backed Securities	22.1

U.S. Government and Agency Obligations	17.3

Mortgage Backed Securities - Private Issuers	8.8

Mortgage Backed Securities - U.S. Government Agency Obligations	5.2

Bank Loans	3.9

Futures Contracts	0.0*

Short-Term Investments	0.7

Other Assets and Liabilities (net)	1.4

100.0%

*	Amount rounds to zero.

See accompanying Notes to the Financial Statements.	177

Mercer Funds

Statements of Assets and Liabilities

September 30, 2024 (Unaudited)

	Mercer US Small/Mid Cap Equity Fund	Mercer Emerging Markets Equity Fund	Mercer Global Low Volatility Equity Fund	Mercer Non-US Core Equity Fund

Assets

Investments, at value(a)(b)	1,617,568,636	1,059,755,345	456,241,462	4,048,125,509

Foreign currency, at value(c)	—	1,415,104	374,262	12,043,474

Cash and cash equivalents	79,824,740	85,814,868	9,410,505	103,464,520

Receivable for investments sold	2,469,425	878,652	1,783,394	23,747,682

Receivable for Fund shares sold	111,044	—	1,257	278,105

Dividend and interest receivable	835,077	2,214,843	610,432	13,256,328

Cash collateral held at broker on open futures contracts	4,098,000	2,722,000	328,000	2,954,000

Receivable for variation margin on open futures contracts	83,016	—	2,766	—

Foreign tax reclaims receivable	—	60,371	1,085,948	11,576,234

Securities lending income receivable	5,247	18,350	1,528	44,171

Prepaid expenses	27,342	16,570	11,077	62,770

Receivable from affiliate for advisory fee waived	1,904,005	1,257,879	707,835	3,708,854

Total assets	1,706,926,532	1,154,153,982	470,558,466	4,219,261,647

Liabilities

Payable for investments purchased	1,113,916	2,597,018	746,168	24,384,186

Obligation to return securities lending collateral	4,883,699	4,262,956	6,060,744	124,758,948

Payable for Fund shares repurchased	13,640,768	5,631,216	1,141,787	8,026,626

Payable for foreign capital gains tax	—	7,324,947	—	488,845

Payable to affiliates for:

Accrued advisory fees	3,595,936	2,157,632	1,030,351	6,946,274

Trustees fees	33,666	23,149	14,075	73,987

Administrative service fees - Class I	5,468	403	694	98,224

Payable for variation margin on open futures contracts	—	1,127,605	—	316,216

Accrued expenses	504,549	915,143	337,407	1,224,032

Total liabilities	23,778,002	24,040,069	9,331,226	166,317,338

Net assets	$1,683,148,530	$1,130,113,913	$461,227,240	$4,052,944,309

178	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Assets and Liabilities (Continued)

September 30, 2024 (Unaudited)

	Mercer US Small/Mid Cap Equity Fund	Mercer Emerging Markets Equity Fund	Mercer Global Low Volatility Equity Fund	Mercer Non-US Core Equity Fund
Net assets consist of:

Paid-in capital	1,243,808,072	$1,359,837,649	$171,762,421	$3,240,683,403

Distributable earnings (Accumulated loss)	439,340,458	(229,723,736)	289,464,819	812,260,906

Net assets	$1,683,148,530	$1,130,113,913	$461,227,240	$4,052,944,309

Net assets attributable to:

Class Y-3	$1,668,041,543	$1,129,016,389	$459,361,497	$3,779,823,002

Class I	$15,106,987	$1,097,524	$1,865,743	$273,121,307

Shares outstanding:

Class Y-3	136,163,790	135,200,949	29,699,524	318,975,197

Class I	1,235,724	131,677	120,970	23,133,918

Net asset value per unit:

Class Y-3	$12.25	$8.35	$15.47	$11.85

Class I	$12.23	$8.33	$15.42	$11.81

(a) Investments, at cost	$1,306,077,782	$1,022,669,708	$376,046,116	$3,423,561,900

(b) Securities loaned, at value	$37,814,421	$24,073,428	$8,784,040	$283,024,446

(c) Foreign currency, at cost	$—	$1,410,074	$361,958	$12,004,836

See accompanying Notes to the Financial Statements.	179

Mercer Funds

Statements of Assets and Liabilities (Continued)

September 30, 2024 (Unaudited)

	Mercer Core Fixed Income Fund	Mercer Opportunistic Fixed Income Fund	Mercer Short Duration Fixed Income Fund

Assets

Investments, at value(a)(b)	2,371,342,670	1,901,450,888	55,685,874

Foreign currency, at value(c)	7,371	16,894,642	—

Cash and cash equivalents	17,047,631	80,134,685	1,214,630

Receivable for investments sold	21,579,185	7,803,641	789,456

Receivable for TBA sold	26,685,363	—	—

Receivable for Fund shares sold	624,701	15,759,413	79,863

Dividend and interest receivable	17,484,219	31,159,763	392,610

Cash collateral held at broker on open centrally cleared swap contracts	—	14,501,042	—

Cash collateral held at broker on open futures contracts	580,000	4,470,582	36,200

Cash collateral held at broker on open forward foreign currency contracts, open OTC options, and open OTC swaps contracts	—	2,417,340	—

Unrealized appreciation on open forward foreign currency contracts	92,106	6,420,533	—

Receivable for variation margin on open futures contracts	—	478,249	—

Receivable for expenses reimbursed	—	—	74,228

OTC — Swap contracts, at value (up-front net premiums paid of $—, $9,254 and $—, respectively)	—	508,027	—

Receivable for variation margin on open centrally cleared swap contracts	19,682	—	—

Foreign tax reclaims receivable	78	224,382	—

Securities lending income receivable	10,607	33,696	33

Prepaid expenses	35,515	29,266	19,171

Receivable from affiliate for advisory fee waived	1,274,366	1,924,209	26,268

Total assets	2,456,783,494	2,084,210,358	58,318,333

Liabilities

Payable for investments purchased	22,242,966	43,372,459	1,098,062

Payable for TBA and/or when-issued securities purchased	34,287,658	11,273,448	273,860

Obligation to return securities lending collateral	24,792,510	62,256,924	296,120

Payable for Fund shares repurchased	8,423	128,879	2,405

Payable for closed centrally cleared swap contracts	—	14	—

Unrealized depreciation on open forward foreign currency contracts	59,967	6,120,603	—

OTC — Swap contracts, at value (up-front net premiums received of $—, $19,195 and $—, respectively)	—	1,980,940	—

Payable for variation margin on open centrally cleared swap	—	120,227	—

Cash collateral due to broker on open forward foreign currency contracts, open OTC options, and open OTC swaps contracts	—	223,105	—

Payable for foreign capital gains tax	—	223,821	—

Written options, at value(d)	—	41,611	—

TBA Sale Commitments, at value(e)	11,918,959	—	—

Payable to affiliates for:

Accrued advisory fees	1,777,493	3,549,405	41,475

Trustees fees	39,224	36,189	1,109

Administrative service fees - Class I	18,007	2,023	—

Payable for variation margin on open futures contracts	212,862	—	6,869

Cash collateral due to broker on open centrally cleared swap contracts	48,475	—	—

Interest payable on TBA securities	23,104	—	—

Unrealized loss on unfunded loan commitments	—	2,314	—

180	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Assets and Liabilities (Continued)

September 30, 2024 (Unaudited)

	Mercer Core Fixed Income Fund	Mercer Opportunistic Fixed Income Fund	Mercer Short Duration Fixed Income Fund

Accrued expenses	585,869	826,347	115,133

Total liabilities	96,015,517	130,158,309	1,835,033

Net assets	$2,360,767,977	$1,954,052,049	$56,483,300

See accompanying Notes to the Financial Statements.	181

Mercer Funds

Statements of Assets and Liabilities (Continued)

September 30, 2024 (Unaudited)

	Mercer Core Fixed Income Fund	Mercer Opportunistic Fixed Income Fund	Mercer Short Duration Fixed Income Fund
Net assets consist of:

Paid-in capital	$2,451,928,986	$1,979,801,456	$55,226,359

Distributable earnings (Accumulated loss)	(91,161,009)	(25,749,407)	1,256,941

Net assets	$2,360,767,977	$1,954,052,049	$56,483,300

Net assets attributable to:

Class Y-3	$2,315,193,796	$1,948,510,364	$56,483,300

Class I	$45,574,181	$5,541,685	$—

Shares outstanding:

Class Y-3	245,912,219	218,551,886	5,533,602

Class I	4,848,875	623,087	—

Net asset value per unit:

Class Y-3	$9.41	$8.92	$10.21

Class I	$9.40	$8.89	$—

(a) Investments, at cost	$2,385,176,052	$1,869,507,381	$54,833,821

(b) Securities loaned, at value	$56,845,922	$63,415,297	$304,487

(c) Foreign currency, at cost	$7,365	$16,956,221	$—

(d) Premiums on written options	$—	$113,595	$—

(e) Proceeds for TBA Sale Commitments	$11,917,852	$—	$—

182	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Operations

Six Months Ended September 30, 2024 (Unaudited)

	Mercer US Small/Mid Cap Equity Fund	Mercer Emerging Markets Equity Fund	Mercer Global Low Volatility Equity Fund	Mercer Non-US Core Equity Fund

Investment Income:

Dividends	$10,750,536	$17,953,565	$6,265,987	$83,137,219

Interest	1,209,067	1,614,400	576,848	3,988,990

Withholding taxes	(7,220)	(1,892,856)	(368,860)	(8,318,848)

Securities lending income	38,355	104,946	15,030	380,919

Other income	521	—	3,563	2,313

Total investment income	11,991,259	17,780,055	6,492,568	79,190,593

Expenses:

Advisory fees	7,306,486	4,324,688	2,331,984	13,624,829

Custodian and fund accounting fees	176,432	376,967	104,397	461,433

Audit and tax fees	28,606	36,296	32,336	35,667

Transfer agent fees	23,002	26,487	24,986	29,290

Legal fees	128,308	90,097	58,057	297,199

Trustees fees	70,248	49,593	31,943	159,347

Registration fees	21,853	21,859	20,738	27,943

Administration service fees:

Class I	10,104	837	1,975	181,679

Shareholder service fees:

Class I	6,736	558	1,317	121,119

Miscellaneous	62,925	56,679	42,414	154,835

Total expenses	7,834,700	4,984,061	2,650,147	15,093,341

Advisory fee waiver	(3,935,443)	(2,421,214)	(1,544,680)	(7,388,520)

Net expenses	3,899,257	2,562,847	1,105,467	7,704,821

Net investment income	8,092,002	15,217,208	5,387,101	71,485,772

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on:

Investments	86,754,554	13,259,303	88,567,782	91,471,392

Closed futures contracts	1,381,073	2,953,568	339,497	(1,210,906)

Foreign currency related transactions	27	(815,086)	(113,978)	(574,939)

Net realized gain (loss)	88,135,654	15,397,785	88,793,301	89,685,547

Change in net unrealized appreciation (depreciation) on:

Investments	(51,702,603)	86,777,506	(54,839,510)	70,479,034

Open futures contracts	145,793	4,370,355	(67,657)	954,665

Foreign currency related transactions	(24)	(3,773,090)	79,865	313,442

Change in net unrealized appreciation (depreciation)	(51,556,834)	87,374,771	(54,827,302)	71,747,141

Net realized and unrealized gain	36,578,820	102,772,556	33,965,999	161,432,688

Net increase in net assets resulting from operations	$44,670,822	$117,989,764	$39,353,100	$232,918,460

See accompanying Notes to the Financial Statements.	183

Mercer Funds

Statements of Operations (Continued)

Six Months Ended September 30, 2024 (Unaudited)

	Mercer Core Fixed Income Fund	Mercer Opportunistic Fixed Income Fund	Mercer Short Duration Fixed Income Fund

Investment Income:

Dividends	$—	$263,470	$—

Interest	48,712,518	68,810,936	1,436,446

Withholding taxes	—	(373,427)	—

Securities lending income	54,394	183,703	439

Other income	1,188	30,625	—

Total investment income	48,768,100	68,915,307	1,436,885

Expenses:

Advisory fees	3,360,797	6,847,693	80,673

Initial offering fee	—	—	37,451

Custodian and fund accounting fees	228,338	352,778	40,477

Audit and tax fees	41,457	49,988	31,206

Transfer agent fees	27,631	26,825	12,739

Legal fees	153,757	135,082	4,326

Trustees fees	82,692	72,733	2,356

Registration fees	22,105	21,872	27,416

Administration service fees:

Class I	36,348	3,901	—

Shareholder service fees:

Class I	24,232	2,601	—

Tax expense	—	1,916	—

Miscellaneous	58,810	53,568	4,256

Total expenses	4,036,167	7,568,957	240,900

Advisory fee waiver	(2,443,265)	(3,729,551)	(50,268)

Expense reimbursement	—	—	(136,850)

Net expenses	1,592,902	3,839,406	53,782

Net investment income	47,175,198	65,075,901	1,383,103

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on:

Investments	(281,503)	(10,033,584)	185,628

Purchased option contracts	—	(533,023)	—

Swap contracts	285,552	542,516	—

Closed futures contracts	675,561	4,107,051	16,741

Written option contracts	—	268,559	—

Forward foreign currency contracts	(625,267)	391,051	—

Foreign currency related transactions	68,622	(655,965)	—

Net realized gain (loss)	122,965	(5,913,395)	202,369

Change in net unrealized appreciation (depreciation) on:

Investments	77,040,928	44,171,880	620,885

Purchased option contracts	—	(58,128)	—

Unfunded loan commitments	—	(7,567)	—

TBA sale commitments	(23,222)	—	—

Swap contracts	(211,150)	53,685	—

Open futures contracts	458,332	(772,771)	21,392

Written option contracts	—	45,411	—

Forward foreign currency contracts	(60,210)	(170,676)	—

184	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Operations (Continued)

Six Months Ended September 30, 2024 (Unaudited)

	Mercer Core Fixed Income Fund	Mercer Opportunistic Fixed Income Fund	Mercer Short Duration Fixed Income Fund

Foreign currency related transactions	5,454	(59,875)	—

Change in net unrealized appreciation (depreciation)	77,210,132	43,201,959	642,277

Net realized and unrealized gain	77,333,097	37,288,564	844,646

Net increase in net assets resulting from operations	$124,508,295	$102,364,465	$2,227,749

See accompanying Notes to the Financial Statements.	185

Mercer Funds

Statements of Changes in Net Assets

	Mercer US Small/Mid Cap Equity Fund		Mercer Emerging Markets Equity Fund

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024

Increase (decrease) in Net Assets:

Operations:

Net investment income	$8,092,002	$14,732,208	$15,217,208	$34,197,789

Net realized gain (loss)	88,135,654	87,067,360	15,397,785	(74,327,822)

Change in net unrealized appreciation (depreciation)	(51,556,834)	225,636,711	87,374,771	60,073,306

Net increase in net assets resulting from operations	44,670,822	327,436,279	117,989,764	19,943,273

Distributions to shareholders (See Note 2):

Class Y-3	—	(59,320,377)	—	(34,591,171)

Class I	—	(263,781)*	—	(24,210)*

Total distributions	—	(59,584,158)	—	(34,615,381)

Net share transactions (See Note 7):

Class Y-3	(157,549,057)	(144,189,994)	(277,239,603)	(278,697,417)

Class I	2,122,269	11,411,696 *	(231,500)	1,212,826 *

Decrease in net assets resulting from net shares transactions	(155,426,788)	(132,778,298)	(277,471,103)	(277,484,591)

Net increase (decrease) in net assets	(110,755,966)	135,073,823	(159,481,339)	(292,156,699)

Net assets:

Beginning of period	1,793,904,496	1,658,830,673	1,289,595,252	1,581,751,951

End of period	$1,683,148,530	$1,793,904,496	$1,130,113,913	$1,289,595,252

*	The Class commenced operations on June 27, 2023.

186	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Changes in Net Assets (Continued)

	Mercer Global Low Volatility Equity Fund		Mercer Non-US Core Equity Fund

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024

Increase (decrease) in Net Assets:

Operations:

Net investment income	$5,387,101	$16,519,708	$71,485,772	$109,236,830

Net realized gain	88,793,301	104,690,616	89,685,547	62,185,541

Change in net unrealized appreciation (depreciation)	(54,827,302)	47,678,543	71,747,141	443,998,888

Net increase in net assets resulting from operations	39,353,100	168,888,867	232,918,460	615,421,259

Distributions to shareholders (See Note 2):

Class Y-3	—	(32,779,576)	—	(120,220,349)

Class I	—	(192,069)*	—	(6,002,327)

Total distributions	—	(32,971,645)	—	(126,222,676)

Net share transactions (See Note 7):

Class Y-3	(406,473,867)	(446,060,347)	(65,376,972)	(388,611,554)

Class I	(4,903,999)	6,210,078 *	49,589,497	43,195,082

Decrease in net assets resulting from net shares transactions	(411,377,866)	(439,850,269)	(15,787,475)	(345,416,472)

Net increase (decrease) in net assets	(372,024,766)	(303,933,047)	217,130,985	143,782,111

Net assets:

Beginning of period	833,252,006	1,137,185,053	3,835,813,324	3,692,031,213

End of period	$461,227,240	$833,252,006	$4,052,944,309	$3,835,813,324

*	The Class commenced operations on June 27, 2023.

See accompanying Notes to the Financial Statements.	187

Mercer Funds

Statements of Changes in Net Assets (Continued)

	Mercer Core Fixed Income Fund		Mercer Opportunistic Fixed Income Fund

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024

Increase (decrease) in Net Assets:

Operations:

Net investment income	$47,175,198	$68,168,031	$65,075,901	$104,623,431

Net realized gain (loss)	122,965	(50,581,734)	(5,913,395)	(48,068,887)

Change in net unrealized appreciation	77,210,132	28,169,853	43,201,959	50,545,052

Net increase in net assets resulting from operations	124,508,295	45,756,150	102,364,465	107,099,596

Distributions to shareholders (See Note 2):

Class Y-3	—	(59,141,553)	—	(90,725,929)

Class I	—	(1,572,859)	—	(342,477)*

Total distributions	—	(60,714,412)	—	(91,068,406)

Net share transactions (See Note 7):

Class Y-3	385,350,212	579,337,031	70,418,935	427,147,036

Class I	(7,214,465)	1,353,280	62,542	5,248,961 *

Increase in net assets resulting from net shares transactions	378,135,747	580,690,311	70,481,477	432,395,997

Net increase in net assets	502,644,042	565,732,049	172,845,942	448,427,187

Net assets:

Beginning of period	1,858,123,935	1,292,391,886	1,781,206,107	1,332,778,920

End of period	$2,360,767,977	$1,858,123,935	$1,954,052,049	$1,781,206,107

*	The Class commenced operations on June 27, 2023.

188	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Changes in Net Assets (Continued)

	Mercer Short Duration Fixed Income Fund

	Six Months Ended September 30, 2024 (Unaudited)	Period Ended March 31, 2024#

Increase (decrease) in Net Assets:

Operations:

Net investment income	$1,383,103	$1,093,138

Net realized gain	202,369	222,353

Change in net unrealized appreciation	642,277	223,872

Net increase in net assets resulting from operations	2,227,749	1,539,363

Distributions to shareholders (See Note 2):

Class Y-3	(1,349,968)	(1,160,203)

Total distributions	(1,349,968)	(1,160,203)

Net share transactions (See Note 7):

Class Y-3	(4,498,859)	59,725,218

Increase (decrease) in net assets resulting from net shares transactions	(4,498,859)	59,725,218

Net increase (decrease) in net assets	(3,621,078)	60,104,378

Net assets:

Beginning of period	60,104,378	—

End of period	$56,483,300	$60,104,378

#	The Fund commenced operations on December 1, 2023.

See accompanying Notes to the Financial Statements.	189

Mercer US Small/Mid Cap Equity Fund

Financial Highlights

	Period Ended September 30, 2024 (Unaudited)		Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value, beginning of period	$11.90		$10.16	$11.80	$13.83	$7.71	$10.13

Net investment income†	0.06		0.10	0.11	0.09	0.07	0.10

Net realized and unrealized gain (loss) on investments	0.29		2.05	(0.93)	0.49	6.38	(2.20)

Total from investment operations	0.35		2.15	(0.82)	0.58	6.45	(2.10)

Less dividends and distributions:

From net investment income	—		(0.11)	(0.10)	(0.09)	(0.07)	(0.06)

From net realized capital gains on investments	—		(0.30)	(0.72)	(2.52)	(0.26)	(0.26)

Total dividends and distributions	—		(0.41)	(0.82)	(2.61)	(0.33)	(0.32)

Net asset value, end of period	$12.25		$11.90	$10.16	$11.80	$13.83	$7.71

Total investment return(a)	2.94	%*	21.61%	(6.69)%	3.45%	84.20%	(21.65)%

Ratios/Supplemental Data:

Net investment income to average net assets	0.96	%**	0.92%	1.05%	0.66%	0.68%	0.95%

Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.93	%**	0.93%	0.92%	0.92%	0.93%	0.97%

Net expenses to average daily net assets(b)	0.46	%**	0.47%	0.45%	0.46%	0.46%	0.49%

Portfolio turnover rate	20	%*	44%	42%	36%	59%	73	%(c)

Net assets at end of period (in 000’s)	$1,668,042		$1,781,436	$1,658,831	$1,774,299	$1,867,168	$1,048,545

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.

(b)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).

(c)	Portfolio turnover calculation does not include $550,516,305 of securities transferred into the Fund as part of in-kind contributions.

†	Computed using average shares outstanding throughout the period.

*	Not annualized.

**	Annualized.

190	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Financial Highlights (Continued)

	Period Ended September 30, 2024 (Unaudited)		Period Ended March 31, 2024
For a Class I Share Outstanding Throughout Each Period:

Net asset value, beginning of period	$11.89		$10.32	(a)

Net investment income†	0.04		0.05

Net realized and unrealized gain (loss) on investments	0.30		1.92

Total from investment operations	0.34		1.97

Less dividends and distributions:

From net investment income	—		(0.10)

From net realized capital gains on investments	—		(0.30)

Total dividends and distributions	—		(0.40)

Net asset value, end of period	$12.23		$11.89

Total investment return(b)	2.86	%*	19.50	%*

Ratios/Supplemental Data:

Net investment income to average net assets	0.73	%**	0.63	%**

Total expenses (before reductions and reimbursements/waivers) to average daily net assets	1.18	%**	1.19	%**

Net expenses to average daily net assets(c)	0.71	%**	0.72	%**

Portfolio turnover rate	20	%*	44%

Net assets at end of period (in 000’s)	$15,107		$12,468

(a)	The Class commenced operations on June 27, 2023.

(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.

(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).

†	Computed using average shares outstanding throughout the period.

*	Not annualized.

**	Annualized.

See accompanying Notes to the Financial Statements.	191

Mercer Emerging Markets Equity Fund

Financial Highlights (Continued)

	Period Ended September 30, 2024 (Unaudited)		Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value, beginning of period	$7.50		$7.56	$8.57	$11.47	$7.19	$9.05

Net investment income†	0.11		0.17	0.23	0.19	0.14	0.19

Net realized and unrealized gain (loss) on investments	0.74		(0.05)	(1.06)	(1.82)	4.29	(1.93)

Total from investment operations	0.85		0.12	(0.83)	(1.63)	4.43	(1.74)

Less dividends and distributions:

From net investment income	—		(0.18)	(0.18)	(0.32)	(0.15)	(0.12)

From net realized capital gains on investments	—		—	—	(0.95)	—	—

Total dividends and distributions	—		(0.18)	(0.18)	(1.27)	(0.15)	(0.12)

Net asset value, end of period	$8.35		$7.50	$7.56	$8.57	$11.47	$7.19

Total investment return(a)	11.33	%*	1.60%	(9.51)%	(15.35)%	61.78%	(19.55)%

Ratios/Supplemental Data:

Net investment income to average net assets	2.78	%**	2.30%	3.04%	1.75%	1.47%	2.05%

Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.91	%**	0.87%	0.87%	0.87%	0.87%	0.91%

Net expenses to average daily net assets(b)	0.47	%**	0.47%	0.49%	0.47%	0.48%	0.53%

Portfolio turnover rate	21	%*	57%	95%	51%	106%	81	%(c)

Net assets at end of period (in 000’s)	$1,129,016		$1,288,384	$1,581,752	$1,636,594	$1,518,654	$943,024

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.

(b)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).

(c)	Portfolio turnover calculation does not include $10,686,440 of securities transferred into the Fund as part of in-kind contributions.

†	Computed using average shares outstanding throughout the period.

*	Not annualized.

**	Annualized.

192	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Financial Highlights (Continued)

	Period Ended September 30, 2024 (Unaudited)		Period Ended March 31, 2024
For a Class I Share Outstanding Throughout Each Period:

Net asset value, beginning of period	$7.50		$7.59(a)

Net investment income†	0.10		0.08

Net realized and unrealized gain (loss) on investments	0.73		—(b)

Total from investment operations	0.83		0.08

Less dividends and distributions:

From net investment income	—		(0.17)

Total dividends and distributions	—		(0.17)

Net asset value, end of period	$8.33		$7.50

Total investment return(c)	11.07	%*	1.10	%*

Ratios/Supplemental Data:

Net investment income to average net assets	2.54	%**	1.38	%**

Total expenses (before reductions and reimbursements/waivers) to average daily net assets	1.16	%**	1.13	%**

Net expenses to average daily net assets(d)	0.72	%**	0.73	%**

Portfolio turnover rate	21	%*	57%

Net assets at end of period (in 000’s)	$1,098		$1,211

(a)	The Class commenced operations on June 27, 2023.

(b)	Amount rounds to less than ($0.01) per share.

(c)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.

(d)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).

†	Computed using average shares outstanding throughout the period.

*	Not annualized.

**	Annualized.

See accompanying Notes to the Financial Statements.	193

Mercer Global Low Volatility Equity Fund

Financial Highlights (Continued)

	Period Ended
	September 30, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		March 31, 2024	March 31, 2023	March 31, 2022	March 31, 2021	March 31, 2020
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value, beginning of period	$14.36		$12.56	$14.18	$14.55	$11.23	$13.13

Net investment income†	0.13		0.21	0.21	0.18	0.19	0.24

Net realized and unrealized gain (loss) on investments	0.98		2.03	(0.90)	1.32	3.75	(1.14)

Total from investment operations	1.11		2.24	(0.69)	1.50	3.94	(0.90)

Less dividends and distributions:

From net investment income	—		(0.26)	(0.18)	(0.21)	(0.21)	(0.17)

From net realized capital gains on investments	—		(0.18)	(0.75)	(1.66)	(0.41)	(0.83)

Total dividends and distributions	—		(0.44)	(0.93)	(1.87)	(0.62)	(1.00)

Net asset value, end of period	$15.47		$14.36	$12.56	$14.18	$14.55	$11.23

Total investment return(a)	7.73	%*	18.14%	(4.53)%	9.95%	35.29%	(8.16)%

Ratios/Supplemental Data:

Net investment income to average net assets	1.73	%**	1.58%	1.62%	1.18%	1.42%	1.75%

Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.85	%**	0.81%	0.80%	0.80%	0.80%	0.82%

Net expenses to average daily net assets(b)	0.35	%**	0.32%	0.31%	0.31%	0.30%	0.31%

Portfolio turnover rate	19	%*	27%	29%	59%	54%	38%

Net assets at end of period (in 000’s)	$459,361		$826,478	$1,137,185	$1,398,343	$1,199,457	$1,038,720

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.

(b)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).

†	Computed using average shares outstanding throughout the period.

*	Not annualized.

**	Annualized.

194	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Financial Highlights (Continued)

	Period Ended
	September 30, 2024		Period Ended
	(Unaudited)		March 31, 2024
For a Class I Share Outstanding Throughout Each Period:

Net asset value, beginning of period	$14.33		$12.87(a)

Net investment income†	0.11		0.12

Net realized and unrealized gain (loss) on investments	0.98		1.78

Total from investment operations	1.09		1.90

Less dividends and distributions:

From net investment income	—		(0.26)

From net realized capital gains on investments	—		(0.18)

Total dividends and distributions	—		(0.44)

Net asset value, end of period	$15.42		$14.33

Total investment return(b)	7.61	%*	15.06	%*

Ratios/Supplemental Data:

Net investment income to average net assets	1.49	%**	1.20	%**

Total expenses (before reductions and reimbursements/waivers) to average daily net assets	1.09	%**	1.07	%**

Net expenses to average daily net assets(c)	0.60	%**	0.58	%**

Portfolio turnover rate	19	%*	27%

Net assets at end of period (in 000’s)	$1,866		$6,774

(a)	The Class commenced operations on June 27, 2023.

(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.

(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).

†	Computed using average shares outstanding throughout the period.

*	Not annualized.

**	Annualized.

See accompanying Notes to the Financial Statements.	195

Mercer Non-US Core Equity Fund

Financial Highlights (Continued)

	Period Ended
	September 30, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		March 31, 2024	March 31, 2023	March 31, 2022	March 31, 2021	March 31, 2020
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value, beginning of period	$11.16		$9.78	$10.31	$12.36	$8.46	$9.87

Net investment income†	0.21		0.31	0.32	0.30	0.19	0.25

Net realized and unrealized gain (loss) on investments	0.48		1.44	(0.57)	(0.30)	4.14	(1.44)

Total from investment operations	0.69		1.75	(0.25)	—	4.33	(1.19)

Less dividends and distributions:

From net investment income	—		(0.37)	(0.05)	(0.35)	(0.18)	(0.22)

From net realized capital gains on investments	—		—	(0.23)	(1.70)	(0.25)	—

Total dividends and distributions	—		(0.37)	(0.28)	(2.05)	(0.43)	(0.22)

Net asset value, end of period	$11.85		$11.16	$9.78	$10.31	$12.36	$8.46

Total investment return(a)	6.18	%*	18.29%	(2.17)%	(1.07)%	51.42%	(12.55)%

Ratios/Supplemental Data:

Net investment income to average net assets	3.68	%**	3.04%	3.51%	2.42%	1.78%	2.45%

Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.76	%**	0.76%	0.76%	0.76%	0.76%	0.79%

Net expenses to average daily net assets(b)	0.38	%**	0.38%	0.38%	0.39%	0.39%	0.42%

Portfolio turnover rate	23	%*	43%	48%	57%	81%	74	%(c)

Net assets at end of period (in 000’s)	$3,779,823		$3,627,146	$3,550,299	$3,689,849	$3,828,810	$2,673,838

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.

(b)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).

(c)	Portfolio turnover calculation does not include $395,102,338 of securities transferred into the Fund as part of in-kind contributions.

†	Computed using average shares outstanding throughout the period.

*	Not annualized.

**	Annualized.

196	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Financial Highlights (Continued)

	Period Ended
	September 30, 2024		Year Ended	Year Ended	Period Ended
	(Unaudited)		March 31, 2024	March 31, 2023	March 31, 2022
For a Class I Share Outstanding Throughout Each Period:

Net asset value, beginning of period	$11.14		$9.76	$10.31	$12.99 (a)

Net investment income†	0.19		0.28	0.23	0.17

Net realized and unrealized gain (loss) on investments	0.48		1.45	(0.51)	(0.82)

Total from investment operations	0.67		1.73	(0.28)	(0.65)

Less dividends and distributions:

From net investment income	—		(0.35)	(0.04)	(0.33)

From net realized capital gains on investments	—		—	(0.23)	(1.70)

Total dividends and distributions	—		(0.35)	(0.27)	(2.03)

Net asset value, end of period	$11.81		$11.14	$9.76	$10.31

Total investment return(b)	6.01	%*	18.08%	(2.47)%	(5.97)%*

Ratios/Supplemental Data:

Net investment income to average net assets	3.33	%**	2.73%	2.54%	2.00%**

Total expenses (before reductions and reimbursements/waivers) to average daily net assets	1.01	%**	1.01%	1.02%	1.01%**

Net expenses to average daily net assets(c)	0.63	%**	0.63%	0.63%	0.63%**

Portfolio turnover rate	23	%*	43%	48%	57%

Net assets at end of period (in 000’s)	$273,121		$208,667	$141,733	$2,971

(a)	The Class commenced operations on July 22, 2021.

(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.

(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).

†	Computed using average shares outstanding throughout the period.

*	Not annualized.

**	Annualized.

See accompanying Notes to the Financial Statements.	197

Mercer Core Fixed Income Fund

Financial Highlights (Continued)

	Period Ended September 30, 2024 (Unaudited)		Year Ended March 31, 2024		Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020

For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value, beginning of period	$8.92		$9.00		$9.80	$10.46	$10.48	$10.00

Net investment income†	0.20		0.37		0.28	0.22	0.25	0.27

Net realized and unrealized gain (loss) on investments	0.29		(0.12)		(0.79)	(0.62)	0.20	0.51

Total from investment operations	0.49		0.25		(0.51)	(0.40)	0.45	0.78

Less dividends and distributions:

From net investment income	—		(0.33)		(0.29)	(0.22)	(0.25)	(0.30)

From net realized capital gains on investments	—		—		—	(0.04)	(0.22)	—

Total dividends and distributions	—		(0.33)		(0.29)	(0.26)	(0.47)	(0.30)

Net asset value, end of period	$9.41		$8.92		$9.00	$9.80	$10.46	$10.48

Total investment return(a)	5.49	%*	2.77%		(5.20)%	(4.01)%	4.23%	7.81%

Ratios/Supplemental Data:

Net investment income to average net assets	4.36	%**	4.13%		3.08%	2.09%	2.33%	2.64%

Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.37	%**	0.38%		0.39%	0.39%	0.40%	0.45%

Net expenses to average daily net assets(b)	0.14	%**	0.15%		0.15%	0.16%	0.15%	0.19%

Portfolio turnover rate(c)	50	%*	128	%(d)	203%	131%	127%	158%

Net assets at end of period (in 000’s)	$2,315,194		$1,807,860		$1,242,702	$1,371,901	$1,255,952	$950,017

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.

(b)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).

(c)

Includes TBA transactions; excluding these transactions the portfolio turnover rate would have been 38%, 95%, 125%, 96%, 100% and 139% for the period ended September 30, 2024 and years ended March 31, 2024, March 31, 2023, March 31, 2022, March 31, 2021 and March 31, 2020, respectively.

(d)	Portfolio turnover calculation does not include $192,237,977 of securities transferred into the Fund as part of in-kind contributions.

†	Computed using average shares outstanding throughout the period.

*	Not annualized.

**	Annualized.

198	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Financial Highlights (Continued)

	Period Ended September 30, 2024 (Unaudited)		Year Ended March 31, 2024		Year Ended March 31, 2023	Period Ended March 31, 2022

For a Class I Share Outstanding Throughout Each Period:

Net asset value, beginning of period	$8.92		$9.00		$9.79	$10.43(a)

Net investment income†	0.19		0.34		0.25	0.03

Net realized and unrealized gain (loss) on investments	0.29		(0.12)		(0.78)	(0.67)

Total from investment operations	0.48		0.22		(0.53)	(0.64)

Less dividends and distributions:

From net investment income	—		(0.30)		(0.26)	—

Total dividends and distributions	—		(0.30)		(0.26)	—

Net asset value, end of period	$9.40		$8.92		$9.00	$9.79

Total investment return(b)	5.38	%*	2.50%		(5.42)%	(6.14	)%*

Ratios/Supplemental Data:

Net investment income to average net assets	4.10	%**	3.86%		2.77%	0.98	%**

Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.62	%**	0.63%		0.64%	0.66	%**

Net expenses to average daily net assets(c)	0.39	%**	0.40%		0.40%	0.42	%**

Portfolio turnover rate(d)	50	%*	128	%(e)	203%	131%

Net assets at end of period (in 000’s)	$45,574		$50,264		$49,690	$94,756

(a)	The Class commenced operations on December 27, 2021.

(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.

(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).

(d)

Includes TBA transactions; excluding these transactions the portfolio turnover rate would have been 38%, 95%, 125% and 96% for the period ended September 30, 2024, years ended March 31, 2024, March 31, 2023 and period ended March 31, 2022, respectively.

(e)	Portfolio turnover calculation does not include $192,237,977 of securities transferred into the Fund as part of in-kind contributions.

†	Computed using average shares outstanding throughout the period.

*	Not annualized.

**	Annualized.

See accompanying Notes to the Financial Statements.	199

Mercer Opportunistic Fixed Income Fund

Financial Highlights (Continued)

	Period Ended September 30, 2024 (Unaudited)		Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021		Year Ended March 31, 2020

For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value, beginning of period	$8.43		$8.35	$8.93	$9.58	$8.45		$9.08

Net investment income†	0.31		0.60	0.50	0.42	0.46		0.44

Net realized and unrealized gain (loss) on investments	0.18		0.02	(0.78)	(0.74)	1.00		(0.85)

Total from investment operations	0.49		0.62	(0.28)	(0.32)	1.46		(0.41)

Less dividends and distributions:

From net investment income	—		(0.54)	(0.30)	(0.30)	(0.33)		(0.22)

From net realized capital gains on investments	—		—	—	(0.03)	—		—

Total dividends and distributions	—		(0.54)	(0.30)	(0.33)	(0.33)		(0.22)

Net asset value, end of period	$8.92		$8.43	$8.35	$8.93	$9.58		$8.45

Total investment return(a)	5.81	%*	7.54%	(2.96)%	(3.44)%	17.12%		(4.72)%

Ratios/Supplemental Data:

Net investment income to average net assets	7.29	%**	7.12%	6.05%	4.35%	4.83%		4.74%

Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.85	%**	0.86%	0.88%	0.90%	0.87%		0.92%

Net expenses to average daily net assets(b)	0.43	%**	0.43%	0.44%	0.45%	0.45%		0.43%

Portfolio turnover rate	30	%*	63%	66%	77%	117	%(c)	148	%(d)

Net assets at end of period (in 000’s)	$1,948,510		$1,776,018	$1,332,779	$1,106,335	$854,159		$966,298

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.

(b)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).

(c)	Portfolio turnover calculation does not include $400,305,493 of securities transferred out of the Fund as part of in-kind redemptions.

(d)	Includes TBA transactions; excluding these transactions the portfolio turnover rate would have remained the same for the year ended March 31, 2020.

†	Computed using average shares outstanding throughout the period.

*	Not annualized.

**	Annualized.

200	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Financial Highlights (Continued)

	Period Ended September 30, 2024 (Unaudited)		Period Ended March 31, 2024

For a Class I Share Outstanding Throughout Each Period:

Net asset value, beginning of period	$8.42		$8.49(a)

Net investment income†	0.30		0.44

Net realized and unrealized gain (loss) on investments	0.17		0.02

Total from investment operations	0.47		0.46

Less dividends and distributions:

From net investment income	—		(0.53)

Total dividends and distributions	—		(0.53)

Net asset value, end of period	$8.89		$8.42

Total investment return(b)	5.58	%*	5.53	%*

Ratios/Supplemental Data:

Net investment income to average net assets	7.03	%**	6.97	%**

Total expenses (before reductions and reimbursements/waivers) to average daily net assets	1.10	%**	1.11	%**

Net expenses to average daily net assets(c)	0.68	%**	0.69	%**

Portfolio turnover rate	30	%*	63%

Net assets at end of period (in 000’s)	$5,542		$5,188

(a)	The Class commenced operations on June 27, 2023.

(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.

(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).

†	Computed using average shares outstanding throughout the period.

*	Not annualized.

**	Annualized.

See accompanying Notes to the Financial Statements.	201

Mercer Short Duration Fixed Income Fund

Financial Highlights (Continued)

	Period Ended September 30, 2024 (Unaudited)		Period Ended March 31, 2024

For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value, beginning of period	$10.04		$10.00	(a)

Net investment income†	0.26		0.17

Net realized and unrealized gain (loss) on investments	0.16		0.04

Total from investment operations	0.42		0.21

Less dividends and distributions:

From net investment income	(0.25)		(0.17)

Total dividends and distributions	(0.25)		(0.17)

Net asset value, end of period	$10.21		$10.04

Total investment return(b)	4.28	%*	2.15	%*

Ratios/Supplemental Data:

Net investment income to average net assets	5.14	%**	4.91	%**

Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.90	%**	1.09	%**

Net expenses to average daily net assets(c)	0.20	%**	0.20	%**

Portfolio turnover rate	84	%*	118	%*

Net assets at end of period (in 000’s)	$56,483		$60,104

(a)	The Fund commenced operations on December 1, 2023.

(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.

(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).

†	Computed using average shares outstanding throughout the period.

*	Not annualized.

**	Annualized.

202	See accompanying Notes to the Financial Statements.

Mercer Funds

Notes to Financial Statements

September 30, 2024

1.	Organization

Mercer Funds (the “Trust”) consists of the following seven series: Mercer US Small/Mid Cap Equity Fund (“Small/Mid Cap”), Mercer Emerging Markets Equity Fund (“Emerging Markets”), Mercer Global Low Volatility Equity Fund (“Global Low Volatility”), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Fixed Income Fund (“Core Fixed”), Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed”) and Mercer Short Duration Fixed Income Fund (“Short Duration Fixed”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Mercer Investments LLC (the “Adviser”), a Delaware limited liability company, serves as the investment adviser to the Funds. The Adviser manages each Fund using a “manager of managers” approach by selecting one or more sub-advisers (each a “Sub-adviser,” and collectively referred to as the “Sub-advisers”) to manage each Fund’s assets. The Funds are open-end investment companies and accordingly follow the open-end investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946: Financial Services — Investment Companies.

Under the 1940 Act, each Fund is classified as diversified.

Investment Objectives:

The investment objective for Small/Mid Cap is to provide long-term total return, comprised primarily of capital appreciation. The investment objective for Core Fixed Fund and Short Duration Fixed is to provide total return, consisting of both current income and capital appreciation. The investment objective for the remaining Funds, Non-US Core Equity, Opportunistic Fixed, Emerging Markets and Global Low Volatility is to provide long-term total return, which includes capital appreciation and income.

Effective August 1, 2024 and in accordance with new regulatory requirements, Opportunistic Fixed’s primary index became the Bloomberg U.S. Aggregate Bond Index. Prior to August 1, 2024, the Fund’s primary index was the ICE BofA Merrill Lynch Global High Yield 2% Constrained Index Unhedged. The Fund also has a secondary index which is a blended benchmark consisting of 35% Bloomberg Global Aggregate Corporate Hedged Index, 17.5% Bloomberg Global High Yield Index, 10.5% JP Morgan CEMBI Diversified Index, 7% S&P/LSTA Leveraged Loan Index, and 30% JP Morgan GBI-EM Diversified Index.

Each Fund has registered and is authorized to offer interests in four classes of shares: Adviser Class, Class I, Class Y-2 and Class Y-3. The principal difference among the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of September 30, 2024, Class Y-3 shares were outstanding in each of the Funds and Class I shares were outstanding in each of the Funds except Short Duration Fixed.

2.	Significant accounting policies

The following are significant accounting policies followed by the Funds. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

203

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2024

(a) Security Valuation

Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities and exchange-traded funds listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Adviser or the applicable Sub-adviser as the primary market for such securities.

The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the exchange rate in effect at a uniform time on each business day. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the NYSE. When valuing foreign equity securities that meet certain criteria that the Adviser, which has been designated as the Funds’ Valuation Designee under Rule 2a-5 of the 1940 Act by the Board of Trustees of the Trust (the “Board”), has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.

Fixed income securities are valued using at a mean price upon market close by an independent pricing service. The Fund may value short-term investments that will mature within sixty (60) days or less by using pricing service quotations or at amortized cost, provided that such amortized cost approximates market value.

It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each such determination is based on consideration of relevant factors, and judgment is made by or at the direction of the Valuation Designee.

Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Futures traded on inactive markets are valued using broker quotations. Over-the-counter (“OTC”) derivative financial instruments, such as foreign currency contracts, options contracts, synthetic futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of an independent pricing service providers or broker/dealer quotations. Depending on the derivative type and the terms of the derivative, the value of the derivative financial instruments is assigned by independent pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.

Bank loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.

The Board has designated the Adviser as the Valuation Designee responsible for valuing portfolio securities, subject to continuing Board oversight. The Adviser has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Adviser or the applicable Sub-adviser) do not otherwise accurately reflect the fair values of the

204

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2024

securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board. Depending on market movements throughout the period ended September 30, 2024, substantially all foreign equity securities held by Non-US Core Equity, Emerging Markets and Global Low Volatility may be fair valued using valuations provided by an independent valuation service consistent with the valuation procedures approved by the Board.

The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that the Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. The Fund’s value for a particular security may be different from the last quoted market price.

The Funds follow a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices unadjusted in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The assets and liabilities shown in the Statements of Assets and Liabilities related to investments purchased for “to-be-announced” or “TBA” commitments or when-issued securities approximate fair value and are determined using Level 2 inputs as of September 30, 2024. The assets and liabilities shown in the Statements of Assets and Liabilities related to cash collateral held at broker for futures contracts and swap contracts are determined using Level 1 inputs as of September 30, 2024.

The following is a summary of the portfolio securities by level based on inputs used as of September 30, 2024 in valuing the assets and liabilities of the Funds for which fair valuation was used:

Small/Mid Cap

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total

Common Stocks

Basic Materials	$26,588,136	$—	$—		$26,588,136

Communications	38,491,630	—	—		38,491,630

Consumer, Cyclical	272,311,232	—	0	*	272,311,232

Consumer, Non-cyclical	401,802,019	—	—		401,802,019

Energy	66,603,953	—	—		66,603,953

Financial	292,370,923	—	—		292,370,923

Government	1,910,932	—	—		1,910,932

205

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2024

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Industrial	$306,793,936	$—	$—	$306,793,936

Technology	164,579,827	—	—	164,579,827

Utilities	41,232,349	—	—	41,232,349

Total Common Stocks	1,612,684,937	—	—	1,612,684,937

Short-Term Investment

Mutual Fund - Securities Lending Collateral	4,883,699	—	—	4,883,699

Futures Contracts†

Buys	1,109,078	—	—	1,109,078

Total	$1,618,677,714	$—	$—	$1,618,677,714

*	Represents one or more Level 3 securities at $0 value as of September 30, 2024.

†	Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Emerging Markets

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total

Common Stocks

Brazil	$62,624,546	$—	$—		$62,624,546

Canada	7,663,740	—	—		7,663,740

Chile	2,272,037	—	—		2,272,037

China	279,855,635	—	—		279,855,635

Colombia	2,873,592	—	—		2,873,592

Greece	7,872,841	—	—		7,872,841

Hong Kong	18,992,738	—	—		18,992,738

Hungary	1,719,945	—	—		1,719,945

India	173,854,309	—	—		173,854,309

Indonesia	18,318,977	—	—		18,318,977

Italy	10,815,463	—	—		10,815,463

Japan	6,761,207	—	—		6,761,207

Kazakhstan	—	—	0	*	0

Malaysia	5,523,262	—	—		5,523,262

Mexico	34,776,817	—	9,973		34,786,790

Mongolia	3,864,783	—	—		3,864,783

206

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2024

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Netherlands	$7,448,854	$—	$—	$7,448,854

Peru	3,301,798	—	—	3,301,798

Philippines	6,640,234	—	—	6,640,234

Poland	4,267,509	—	—	4,267,509

Portugal	5,422,917	—	—	5,422,917

Russia	—	—	444,084	444,084

Saudi Arabia	7,131,857	—	—	7,131,857

Singapore	2,290,250	—	—	2,290,250

South Africa	25,177,341	—	—	25,177,341

South Korea	78,072,448	—	—	78,072,448

Taiwan	155,695,290	—	—	155,695,290

Thailand	13,209,742	11,901,432	—	25,111,174

Turkey	7,242,139	—	—	7,242,139

United Arab Emirates	4,911,164	—	—	4,911,164

United Kingdom	5,878,708	—	—	5,878,708

United States	3,372,232	—	—	3,372,232

Vietnam	1,792,380	—	—	1,792,380

Total Common Stocks	969,644,755	11,901,432	454,057	982,000,244

Investment Companies	66,224,535	—	—	66,224,535

Preferred Stocks	7,267,610	—	—	7,267,610

Short-Term Investment

Mutual Fund - Securities Lending Collateral	4,262,956	—	—	4,262,956

Futures Contracts†

Buys	4,371,301	—	—	4,371,301

Total	$1,051,771,157	$11,901,432	$454,057	$1,064,126,646

*	Represents one or more Level 3 securities at $0 value as of September 30, 2024.

†	Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

207

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2024

Global Low Volatility

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total

Common Stocks	$448,827,202	$—	$—		$448,827,202

Preferred Stocks	1,353,516	—	—		1,353,516

Warrant	—	—	0	*	0

Short-Term Investment

Mutual Fund - Securities Lending Collateral	6,060,744	—	—		6,060,744

Futures Contracts†

Buys	61,616	—	—		61,616

Total	$456,303,078	$—	$—		$456,303,078

*	Represents one or more Level 3 securities at $0 value as of September 30, 2024.

†	Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Non-US Core Equity

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common Stocks

Australia	$142,118,260	$—	$—	$142,118,260

Austria	17,151,667	—	—	17,151,667

Belgium	10,711,913	—	—	10,711,913

Brazil	27,993,219	—	—	27,993,219

Canada	84,726,051	—	—	84,726,051

Chile	648,708	—	—	648,708

China	105,363,182	—	—	105,363,182

Denmark	87,373,011	—	—	87,373,011

Finland	40,209,580	—	—	40,209,580

France	304,909,500	—	—	304,909,500

Georgia	2,382,785	—	—	2,382,785

Germany	285,680,203	—	—	285,680,203

Greece	6,631,167	—	—	6,631,167

208

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2024

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Hong Kong	$46,901,287	$—	$—	$46,901,287

Hungary	5,318,096	—	—	5,318,096

India	9,502,674	—	—	9,502,674

Indonesia	580,727	—	—	580,727

Ireland	39,075,801	—	—	39,075,801

Israel	23,386,596	—	—	23,386,596

Italy	191,176,746	—	—	191,176,746

Japan	840,903,801	—	—	840,903,801

Luxembourg	818,341	—	—	818,341

Netherlands	150,004,068	—	—	150,004,068

New Zealand	911,191	—	—	911,191

Nigeria	101,292	—	—	101,292

Norway	33,731,676	—	—	33,731,676

Portugal	7,839,681	—	—	7,839,681

Russia	—	—	208,246	208,246

Singapore	30,337,975	—	—	30,337,975

South Africa	8,825,506	—	—	8,825,506

South Korea	41,461,521	—	—	41,461,521

Spain	117,079,340	—	—	117,079,340

Sweden	87,666,973	—	—	87,666,973

Switzerland	242,779,765	—	—	242,779,765

Taiwan	64,717,412	—	—	64,717,412

Thailand	—	600,206	—	600,206

Turkey	9,128,500	—	—	9,128,500

United Kingdom	385,241,733	86,508	—	385,328,241

United States	441,123,976	—	—	441,123,976

Total Common Stocks	3,894,513,924	686,714	208,246	3,895,408,884

Investment Companies	13,918,239	—	—	13,918,239

Preferred Stocks	14,039,438	—	—	14,039,438

Short-Term Investment

Mutual Fund - Securities Lending Collateral	124,758,948	—	—	124,758,948

Futures Contracts†
Buys	1,246,198	—	—	1,246,198

Total	$4,048,476,747	$686,714	$208,246	$4,049,371,707

†	Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

209

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2024

Core Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Debt Obligations	$—	$2,346,523,364	$—	$2,346,523,364

Common Stock	—	—	26,796	26,796

Short-Term Investment

Mutual Fund - Securities Lending Collateral	24,792,510	—	—	24,792,510

Forward Foreign Currency Contracts†	—	92,106	—	92,106

Futures Contracts†

Buys	185,382	—	—	185,382

Sales	69,328	—	—	69,328

Total Futures Contracts	254,710	—	—	254,710

Swaps

Centrally Cleared Interest Rate Swaps†	—	571,109	—	571,109

Total	$25,047,220	$2,347,186,579	$26,796	$2,372,260,595

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

TBA Sale Commitments	$—	$(11,918,959)	$—	$(11,918,959)

Forward Foreign Currency Contracts†	—	(59,967)	—	(59,967)

Futures Contracts†

Buys	(80,363)	—	—	(80,363)

Swaps

Centrally Cleared Interest Rate Swaps†	—	(775,312)	—	(775,312)

Centrally Cleared Credit Default Swap†	—	(15,075)	—	(15,075)

Total Swaps	—	(790,387)	—	(790,387)

Total	$(80,363)	$(12,769,313)	$—	$(12,849,676)

†

Forward foreign currency contracts, Futures contracts and Centrally cleared swaps are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

210

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2024

Opportunistic Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Debt Obligations

Asset Backed Securities	$—	$83,655,908	$—	$83,655,908

Bank Loans	—	197,404,750	1,191,934	198,596,684

Convertible Debt	—	7,654,161	—	7,654,161

Corporate Debt	—	735,800,585	—	735,800,585

Mortgage Backed Securities - Private Issuers	—	106,449,724	—	106,449,724

Mortgage Backed Securities - U.S. Government Agency Obligations	—	167,352	—	167,352

Sovereign Debt Obligations	—	657,685,864	—	657,685,864

U.S. Government and Agency Obligations	—	28,648,892	—	28,648,892

Total Debt Obligations	—	1,817,467,236	1,191,934	1,818,659,170

Common Stocks
Basic Materials	—	—	155,164	155,164
Energy	65	—	—	65

Total Common Stocks	65	—	155,164	155,229

Short-Term Investments

Mutual Fund - Securities Lending Collateral	62,256,924	—	—	62,256,924

Sovereign Debt Obligations	—	10,292,346	—	10,292,346

U.S. Government and Agency Obligations	—	10,004,323	—	10,004,323

Total Short-Term Investments	62,256,924	20,296,669	—	82,553,593

Purchased Options

Purchased Currency Option	—	3,086	—	3,086
Purchased Futures Options	41,300	—	—	41,300
Purchased Swaptions	—	38,510	—	38,510

Total Purchased Options	41,300	41,596	—	82,896

Forward Foreign Currency Contracts†	—	6,420,533	—	6,420,533

Futures Contracts†

Buys	338,536	—	—	338,536

Sales	6,534	—	—	6,534

Total Futures Contracts	345,070	—	—	345,070

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Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Swaps

OTC Interest Rate Swaps	$—	$376,665	$—	$376,665

Centrally Cleared Interest Rate Swaps†	—	1,739,746	—	1,739,746

OTC Credit Default Swap	—	1,145	—	1,145

Centrally Cleared Credit Default Swaps†	—	262,042	—	262,042

OTC Total Return Swap	—	130,217	—	130,217

Total Swaps	—	2,509,815	—	2,509,815

Total	$62,643,359	$1,846,735,849	$1,347,098	$1,910,726,306

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Forward Foreign Currency Contracts†	$—	$(6,120,603)	$—	$(6,120,603)

Futures Contracts†

Buys	(364,005)	—	—	(364,005)

Sales	(14,605)	—	—	(14,605)

Total Futures Contracts	(378,610)	—	—	(378,610)

Written Options

Written Futures Option	(6,175)	—	—	(6,175)

Written Swaptions	—	(35,436)	—	(35,436)

Total Written Options	(6,175)	(35,436)	—	(41,611)

Swaps

OTC Interest Rate Swaps	—	(1,979,443)	—	(1,979,443)

Centrally Cleared Interest Rate Swaps†	—	(380,398)	—	(380,398)

OTC Credit Default Swap	—	(1,497)	—	(1,497)

Centrally Cleared Credit Default Swaps†	—	(124,290)	—	(124,290)

Total Swaps	—	(2,485,628)	—	(2,485,628)

Total	$(384,785)	$(8,641,667)	$—	$(9,026,452)

†

Forward foreign currency contracts, Futures contracts and Centrally cleared swaps are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

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Short Duration Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Debt Obligations	$—	$55,287,937	$—	$55,287,937

Short-Term Investments

Mutual Fund - Securities Lending Collateral	296,120	—	—	296,120

U.S. Government and Agency Obligation	—	101,817	—	101,817

Total Short-Term Investments	296,120	101,817	—	397,937

Futures Contract†
Buys	14,428	—	—	14,428

Total	$310,548	$55,389,754	$—	$55,700,302

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Futures Contract†

Sales	$(332)	$—	$—	$(332)

Total	$(332)	$—	$—	$(332)

†	Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

(b) Investments in derivative instruments

1. Foreign currency translation

The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations within each Fund’s Statement of Operations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on

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investment transactions.

2. Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time the contract was opened and the value at the time the contract was closed.

During the period ended September 30, 2024, Core Fixed and Opportunistic Fixed used forward foreign currency contracts for a variety of purposes, including hedging, risk management, efficient portfolio management, enhancing total returns, or as a substitute for taking a position in the underlying asset. See the Core Fixed and Opportunistic Fixed Schedules of Investments for a listing of open forward foreign currency contracts as of September 30, 2024.

3. Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest rates, or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

A purchase of a futures contract means the acquisition of a contractual right of a Fund to obtain delivery of the securities or foreign currency underlying the contract at a specified price on a specified future date. When a futures contract is sold, the Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

When a Fund enters into a futures contract, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in a segregated account at the futures commission merchant. Thereafter, a “variation margin“ may be paid by the Fund to or drawn by the Fund from such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities, or currencies, subject to the futures contracts, and the change in value is recorded by the Fund as a variation margin payable or receivable on the Statements of Assets and Liabilities. The Fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

A Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission (“CFTC”) for sale to customers in the United States, on foreign exchanges. In addition, a Fund may sell stock index futures in anticipation of, or during a market decline to attempt to offset the decrease in the market value of the Fund’s common stocks that might otherwise result, and the Fund may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will

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take place. Instead, settlement in cash must occur upon the termination of the contract.

In entering into futures contracts and options on futures contracts, there is a credit risk that a counterparty will not be able to meet its obligations to the Funds. The counterparty for futures contracts and options on futures contracts traded in the United States and on most foreign futures exchanges is the clearinghouse associated with such exchange. In general, clearinghouses are backed by the corporate members of the clearinghouse who are required to share any financial burden resulting from the non-performance by one of its members and, as such, should significantly reduce this credit risk. In cases where the clearinghouse is not backed by the clearing members (i.e., some foreign exchanges), it is normally backed by a consortium of banks or other financial institutions. There can be no assurance that any counterparty, clearing member or clearinghouse will be able to meet its obligations to the Funds.

While certain futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

Where the futures market is not as developed or where the regulations prevent or make it disadvantageous to trade futures, Emerging Markets will utilize synthetic futures as part of the country selection strategy implementation. A synthetic future generally is an uncleared agreement resembling a total return swap transaction in which a Fund will commit to receive positive or negative returns on one or more specified equity index futures contracts in exchange for an agreed upon payment by the Fund to the counterparty. If the underlying asset declines in value over the term of the total return swap, the Fund may also be required to pay the dollar value of that decline to the counterparty. These are marked to market daily and the change in value is recorded as unrealized gain or loss in the Statements of Operations.

During the period ended September 30, 2024, Small/Mid Cap, Non-US Core Equity, Emerging Markets and Global Low Volatility used futures to equitize cash. Core Fixed, Opportunistic Fixed and Short Duration Fixed used futures to adjust interest rate exposure and replicate government bond positions. Emerging Markets and Global Low Volatility also used futures to create passive index exposure to certain emerging market country indices in the Fund. See each Fund’s Schedule of Investments for a listing of open futures contracts as of September 30, 2024.

4. Options

The Funds may purchase and sell (write) put and call options on debt securities, currencies and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy and sell combinations of put and call options on the same underlying security, currency or index. Short (sold) options positions will generally be hedged by the Funds with cash, cash equivalents, current portfolio security holdings, or other options or futures positions.

The Funds may enter into swap options (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may sell (write) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised. However, when a Fund writes a swaption, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statements of Assets and Liabilities as a liability. The amount of the

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liability is subsequently marked to market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option, it is exposed to a decline in the price of the underlying security.

Whether an option which a Fund has written expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

A Fund’s use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities, currencies and interest rates.

During the period ended September 30, 2024, Opportunistic Fixed used options for tail risk hedging (i.e., hedging strategies designed to protect against large unexpected market movements) and to manage currency, interest rate, duration and volatility exposure. See the Opportunistic Fixed Schedule of Investments for the listing of options as of September 30, 2024.

5.  Swaps

Swap contracts are derivatives in the form of a contract or similar instrument, which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may engage in swaps, including but not limited to, interest rate, currency, credit default, index, and total return swaps, and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio, to modify the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Up-front payments received or made are reflected as “up-front net premiums received” or “up-front net premiums paid”, respectively, on the Statements of Assets and Liabilities. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The credit default swaps may have as reference obligations of one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However,

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if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and an increased market perception that there is a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swaps on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rates, serve as an indication of the current status of the payment/performance risk.

In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

The equity swaps in which a Fund may invest involve agreements with a counterparty. The return to the Fund on any equity swap contract will be the total return on the notional amount of the contract as if it were invested in the stocks comprising the contract index in exchange for an interest component based on the notional amount of the agreement. The Fund will only enter into an equity swap contract on a net basis, i.e., the two parties’ obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of the payments. Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term.

Whether a Fund’s use of swaps or swap options will be successful in achieving the Fund’s investment objective will depend on the Sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of the default or bankruptcy of a swap counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

If there is a default by the counterparty to an uncleared swap, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap counterparty will be able to meet its obligations pursuant to a swap or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap. However, the amount at risk is, subject to some exceptions, generally only the net unrealized gain, if any, on the swap not the entire notional amount. The Sub-adviser that enters into the swap will closely monitor, subject to the oversight of the Derivatives Risk Manager for the Funds, the creditworthiness of swap

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counterparties in order to minimize the counterparty risk of swaps.

Because swaps are two party contracts that may be subject to contractual restrictions on transferability and termination, and they may have terms of greater than seven (7) days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. However, the Trust has adopted procedures pursuant to which the Adviser may determine that swaps (including swap options) are liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was enacted in July 2010. Among other things, the Dodd-Frank Act sets forth a regulatory framework for certain OTC derivatives, such as swaps. The Dodd-Frank Act requires certain swap transactions to be executed on registered exchanges or through swap execution facilities, cleared through a regulated clearinghouse, and publicly reported. In addition, many market participants who were not previously required to register are regulated as swap dealers or major swap participants, and are, or will be, subject to certain minimum capital and margin requirements and business conduct standards.

Certain standardized swaps, including certain U.S. dollar and non-U.S. dollar denominated interest rate and credit default index swaps, are subject to mandatory clearing, which interposes a central clearing house as the counterparty to each participant’s swap, and exchange-trading. Additional swap asset classes are expected to be subject to mandatory clearing and exchange-trading in the future. The counterparty risk for cleared derivatives is generally considered to be lower than for uncleared derivatives, but cleared contracts are not risk-free. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Funds’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Central clearing and exchange trading is required by the CFTC for many instruments traded in the swaps market. In addition, uncleared swaps that are subject to regulatory collateral requirements could adversely affect a Fund’s ability to enter into swaps in the OTC market. The establishment of a centralized exchange or market for cleared swap transactions may not result in swaps being easier to value or trade. However, swap dealers, major swap participants, and swap counterparties may experience other new and/or additional regulations, requirements, compliance burdens, and associated costs. The legislation and rules promulgated may exert a negative effect on a Fund’s ability to meet its investment objective, either through limits or requirements imposed on the Fund or its counterparties. Specifically, position limits imposed on a Fund or its counterparties may affect that Fund’s ability to invest in futures, options, and swaps in a manner consistent with the Fund’s investment objective and strategies. The requirements prescribed by the Dodd-Frank Act may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect the ability of the Funds to buy or sell derivatives.

In a cleared swap transaction, the Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Cash margin is recorded on the Statements of Assets and Liabilities as cash collateral held at broker on open swap contracts. Swap agreements are marked to market daily. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin payable or receivable for the change in value as appropriate on the Statements of Assets and Liabilities. Only certain derivative transactions are currently eligible for clearing by clearinghouses.

A Fund will accrue for interim payments on swap contracts on a daily basis, with the net amount recorded as interest payable or receivable on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap contracts, in addition to realized gain/loss recorded upon the termination of swap contracts on the Statements of

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Operations. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts (swap contracts, at value on the Statements of Assets and Liabilities).

Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments are included as part of realized gain (loss) on the Statements of Operations.

The swaps in which a Fund may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty, if possible.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Like most other investments, swaps are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that Sub-adviser will not accurately forecast future market trends or the values of assets, reference rates, indices, or other economic factors in establishing swap positions for the Fund. If a Sub-adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund’s investments. If the Sub-adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

During the period ended September 30, 2024, Core Fixed and Opportunistic Fixed used swaps to adjust interest rate and yield curve exposure or to manage interest fluctuation and credit exposure. See Core Fixed and Opportunistic Fixed Schedules of Investments for a listing of open swaps as of September 30, 2024.

6.  Derivatives risk exposures

At September 30, 2024 and during the period then ended, the Funds had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

	Interest	Foreign	Credit
	Rate Risk	Currency Risk	Risk	Equity Risk	Total
Small/Mid Cap

Asset Derivatives

Futures Contracts(1)	$—	$—	$—	$1,109,078	$1,109,078

Net Realized Gain (Loss)(2)

Futures Contracts	—	—	—	1,381,073	1,381,073

Change in Appreciation (Depreciation)(3)

Futures Contracts	—	—	—	145,793	145,793

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	Interest	Foreign	Credit
	Rate Risk	Currency Risk	Risk	Equity Risk	Total

Emerging Markets

Asset Derivatives

Futures Contracts(1)	$—	$—	$—	$4,371,301	$4,371,301

Net Realized Gain (Loss)(2)

Futures Contracts	—	—	—	2,953,568	2,953,568

Change in Appreciation (Depreciation)(3)

Futures Contracts	—	—	—	4,370,355	4,370,355

Global Low Volatility

Asset Derivatives

Futures Contracts(1)	—	847	—	60,769	61,616

Net Realized Gain (Loss)(2)

Futures Contracts	—	(2,941)	—	342,438	339,497

Change in Appreciation (Depreciation)(3)

Futures Contracts	—	1,655	—	(69,312)	(67,657)

Non-US Core Equity

Asset Derivatives

Futures Contracts(1)	—	—	—	1,246,198	1,246,198

Net Realized Gain (Loss)(2)

Futures Contracts	—	—	—	(1,210,906)	(1,210,906)

Change in Appreciation (Depreciation)(3)

Futures Contracts	—	—	—	954,665	954,665

Core Fixed

Asset Derivatives

Futures Contracts(1)	254,710	—	—	—	254,710

Forward Foreign Currency Contracts(4)	—	92,106	—	—	92,106

Centrally Cleared Swap Contracts(5)	571,109	—	—	—	571,109

Total Value	$825,819	$92,106	$—	$—	$917,925

Liability Derivatives
Futures Contracts(1)	(80,363)	—	—	—	(80,363)

Forward Foreign Currency Contracts(6)	—	(59,967)	—	—	(59,967)

Centrally Cleared Swap Contracts(5)	(775,312)	—	(15,075)	—	(790,387)

Total Value	$(855,675)	$(59,967)	$(15,075)	$—	$(930,717)

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	Interest	Foreign	Credit
	Rate Risk	Currency Risk	Risk	Equity Risk	Total

Net Realized Gain (Loss)(2)

Swaps Contracts	$22,037	$—	$263,515	$—	$285,552

Futures Contracts	675,561	—	—	—	675,561

Forward Foreign Currency Contracts	—	(625,267)	—	—	(625,267)

Total Realized Gain (Loss)	$697,598	$(625,267)	$263,515	$—	$335,846

Change in Appreciation (Depreciation)(3)

Swaps Contracts	(196,075)	—	(15,075)	—	(211,150)

Futures Contracts	458,332	—	—	—	458,332

Forward Foreign Currency Contracts	—	(60,210)	—	—	(60,210)

Total Change in Appreciation (Depreciation)	$262,257	$(60,210)	$(15,075)	$—	$186,972

Opportunistic Fixed

Asset Derivatives

Options Purchased(7)	38,510	3,086	—	41,300	82,896

Futures Contracts(1)	345,070	—	—	—	345,070

Forward Foreign Currency Contracts(4)	—	6,420,533	—	—	6,420,533

OTC Swaps Contracts	376,665	—	1,145	130,217	508,027

Centrally Cleared Swap Contracts(5)	1,739,746	—	262,042	—	2,001,788

Total Value	$2,499,991	$6,423,619	$263,187	$171,517	$9,358,314

Liability Derivatives

Options Written(8)	(35,436)	—	—	(6,175)	(41,611)

Futures Contracts(1)	(378,610)	—	—	—	(378,610)

Forward Foreign Currency Contracts(6)	—	(6,120,603)	—	—	(6,120,603)

OTC Swaps Contracts	(1,979,443)	—	(1,497)	—	(1,980,940)

Centrally Cleared Swap Contracts(5)	(380,398)	—	(124,290)	—	(504,688)

Total Value	$(2,773,887)	$(6,120,603)	$(125,787)	$(6,175)	$(9,026,452)

Net Realized Gain (Loss)(2)

Options Purchased	107,210	(478,360)	—	(161,873)	(533,023)

Options Written	203,992	—	—	64,567	268,559

Swaps Contracts	347,396	—	187,396	7,724	542,516

Futures Contracts	4,107,051	—	—	—	4,107,051

Forward Foreign Currency Contracts	—	391,051	—	—	391,051

Total Realized Gain (Loss)	$4,765,649	$(87,309)	$187,396	$(89,582)	$4,776,154

Change in Appreciation (Depreciation)(3)

Options Purchased	(57,630)	(2,998)	—	2,500	(58,128)

Options Written	59,199	—	—	(13,788)	45,411

Swaps Contracts	(169,711)	—	93,179	130,217	53,685

Futures Contracts	(772,771)	—	—	—	(772,771)

Forward Foreign Currency Contracts	—	(170,676)	—	—	(170,676)

Total Change in Appreciation (Depreciation)	$(940,913)	$(173,674)	$93,179	$118,929	$(902,479)

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September 30, 2024

	Interest	Foreign	Credit
	Rate Risk	Currency Risk	Risk	Equity Risk	Total

Short Duration Fixed

Asset Derivatives

Futures Contracts(1)	$14,428	$—	$—	$—	$14,428

Liability Derivatives

Futures Contracts(1)	(332)	—	—	—	(332)

Net Realized Gain (Loss)(2)

Futures Contracts	16,741	—	—	—	16,741

Change in Appreciation (Depreciation)(3)

Futures Contracts	21,392	—	—	—	21,392

(1)

Cumulative appreciation (depreciation) on futures contracts is disclosed within the Schedule of Investments under “Futures Contracts” section. Only current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities.

(2)

Statements of Operations location: Amounts are included in Net realized gain (loss) on Forward foreign currency contracts, Closed futures contracts, Purchased option contracts, Written option contracts and Swap contracts, if any.

(3)

Statements of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Forward foreign currency contracts, Open futures contracts, Purchased option contracts, Written option contracts and Swap contracts, if any.

(4)	Statements of Assets and Liabilities location: Unrealized appreciation on open forward foreign currency contracts.

(5)

Centrally Cleared Swaps are valued at unrealized appreciation/depreciation on the Schedule of Investments. Only current day’s variation margin, if any, is reported on the Statement(s) of Assets and Liabilities.

(6)	Statements of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts.

(7)	Statements of Assets and Liabilities location: Investments, at value.

(8)	Statements of Assets and Liabilities location: Written options, at value.

For the period ended September 30, 2024, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:(1)

						Forward
			Long	Short		Foreign
	Options	Swaps	Futures	Futures	Options	Currency
	Purchased	Contracts	Contracts	Contracts	Written	Contracts
Small/Mid Cap	$—	$—	$42,612,874	$—	$—	$—
Emerging Markets	—	—	74,092,128	—	—	—
Global Low
Volatility	—	—	7,888,771	—	—	—
Non-US Core Equity	—	—	88,749,803	—	—	—
Core Fixed	—	112,660,833	104,621,681	(14,129,495)	—	68,327,157
Opportunistic Fixed	65,744,652	254,233,664	391,096,432	(20,411,913)	(65,675,036)	924,839,752
Short Duration Fixed	—	—	6,423,467	(1,715,057)	—	—

(1)	Amounts disclosed represent average notional value for the months that the Funds held such derivatives during the period ended September 30, 2024.

222

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September 30, 2024

7. Netting agreements and collateral requirements

In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a Sub-adviser may, on behalf of a Fund, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with certain collateral held and/or posted and create a net payment. The provisions of the ISDA Master Agreement typically permit a net payment in the event of default including the bankruptcy or insolvency of the counterparty. Absent an event of default by the counterparty or termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Fund and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Fund’s credit risk to such counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of their ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash collateral held at broker or cash collateral due to broker, respectively. Non-cash collateral pledged by or received by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold before a transfer is required, which is determined each day at the close of business of the Fund, typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement and any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the Fund and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Fund from their counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

The Funds are required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowings transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Funds’ derivative assets and liabilities at fair value by risk are presented in the tables above. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Only forward foreign currency contracts, OTC swaps and OTC options assets and liabilities are subject to master netting agreements.

223

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September 30, 2024

The following tables present the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under a Master Netting Agreement (“MNA”) and net of related collateral received by the Funds for assets or pledged by the Funds for liabilities as of September 30, 2024.

Core Fixed

Offsetting of financial assets and derivative assets:

Counterparty	Derivative Assets Subject to MNA	Derivative Assets/(Liabilities) available for offset	Non-cash Collateral Received	Cash Collateral Received*	Net Amount of Derivative Assets(a)

Barclays Bank PLC	$37,573	$(5,475)	$—	$—	$32,098

JPMorgan Chase Bank N.A.	54,533	(54,492)	—	—	41

Total	$92,106	$(59,967)	$—	$—	$32,139

Offsetting of financial liabilities and derivative liabilities:

Counterparty	Derivative Liabilities Subject to MNA	Derivative Assets/(Liabilities) available for offset	Non-cash Collateral Pledged	Cash Collateral Pledged*	Net Amount of Derivative Liabilities(b)

Barclays Bank PLC	$(5,475)	$5,475	$—	$—	$—

JPMorgan Chase Bank N.A.	(54,492)	54,492	—	—	—

Total	$(59,967)	$59,967	$—	$—	$—

(a)	Represents the net amount receivable from the counterparty in the event of default.

(b)	Represents the net amount payable to the counterparty in the event of default.

*	In some instances, the actual collateral received and/or pledged may be more than the derivative asset or liability due to overcollateralization.

Opportunistic Fixed

Offsetting of financial assets and derivative assets:

Counterparty	Derivative Assets Subject to MNA	Derivative Assets/(Liabilities) available for offset	Non-cash Collateral Received	Cash Collateral Received*	Net Amount of Derivative Assets(a)

Bank of America, N.A.	$62,178	$(62,178)	$—	$—	$—

Barclays Bank PLC	785,173	(245,052)	—	(410,000)	130,121

BNP Paribas S.A.	291,342	(33,045)	—	(150,000)	108,297

Citibank N.A.	1,155,658	(962,697)	—	—	192,961

Deutsche Bank AG	77,455	(77,455)	—	—	—

Goldman Sachs & Co.	243,995	(243,995)	—	—	—

Goldman Sachs International	819,769	(819,769)	—	—	—

HSBC Bank PLC	611,136	(321,336)	—	(90,000)	199,800

HSBC Bank USA, N.A.	138	(138)	—	—	—

HSBC Sec. New York	20,982	(20,982)	—	—	—

224

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September 30, 2024

Counterparty	Derivative Assets Subject to MNA	Derivative Assets/(Liabilities) available for offset	Non-cash Collateral Received	Cash Collateral Received*	Net Amount of Derivative Assets(a)

JPMorgan Chase Bank N.A.	$1,142,598	$(1,142,598)	$—	$—	$—

Merrill Lynch International	491,013	(46,315)	—	(444,698)	—

Morgan Stanley & Co.	1,145	(1,145)	—	—	—

Morgan Stanley and Co. International PLC	173,522	(76,856)	—	(1,140)	95,526

Morgan Stanley Capital Services, Inc.	239,422	(51,263)	(152,394)	—	35,765

Natwest Markets PLC	45,489	(1,021)	—	—	44,468

Standard Chartered Bank	742,561	(742,561)	—	—	—

State Street Bank London	1,698	(1,698)	—	—	—

The BNY Mellon	62,944	(7,535)	—	—	55,409

Toronto Dominion Bank	1,330	(1,330)	—	—	—

UBS AG	608	(608)	—	—	—

Total	$6,970,156	$(4,859,577)	$(152,394)	$(1,095,838)	$862,347

Offsetting of financial liabilities and derivative liabilities:

Counterparty	Derivative Liabilities Subject to MNA	Derivative Assets/(Liabilities) available for offset	Non-cash Collateral Pledged	Cash Collateral Pledged*	Net Amount of Derivative Liabilities(b)

Bank of America, N.A.	$(920,189)	$62,178	$286,419	$230,000	$(341,592)

Barclays Bank PLC	(245,052)	245,052	—	—	—

BNP Paribas S.A.	(33,045)	33,045	—	—	—

Citibank N.A.	(962,697)	962,697	—	—	—

Deutsche Bank AG	(126,722)	77,455	39,139	—	(10,128)

Goldman Sachs & Co.	(1,179,651)	243,995	—	—	(935,656)

Goldman Sachs International	(1,010,560)	819,769	89,318	101,473	—

HSBC Bank PLC	(321,336)	321,336	—	—	—

HSBC Bank USA, N.A.	(10,976)	138	—	—	(10,838)

HSBC Sec. New York	(228,526)	20,982	157,560	—	(49,984)

JPMorgan Chase Bank N.A.	(1,939,848)	1,142,598	99,353	442,259	(255,638)

Merrill Lynch International	(46,315)	46,315	—	—	—

Morgan Stanley & Co.	(1,497)	1,145	—	352	—

Morgan Stanley and Co. International PLC	(76,856)	76,856	—	—	—

Morgan Stanley Capital Services, Inc.	(51,263)	51,263	—	—	—

Natwest Markets PLC	(1,021)	1,021	—	—	—

Standard Chartered Bank	(869,841)	742,561	—	120	(127,160)

State Street Bank and Trust	(24,505)	—	—	—	(24,505)

State Street Bank London	(11,455)	1,698	—	—	(9,757)

The BNY Mellon	(7,535)	7,535	—	—	—

225

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September 30, 2024

Counterparty	Derivative Liabilities Subject to MNA	Derivative Assets/(Liabilities) available for offset	Non-cash Collateral Pledged	Cash Collateral Pledged*	Net Amount of Derivative Liabilities(b)

Toronto Dominion Bank	$(8,450)	$1,330	$—	$—	$(7,120)

UBS AG	(23,419)	608	—	22,811	—

Total	$(8,100,759)	$4,859,577	$671,789	$797,015	$(1,772,378)

(a)	Represents the net amount receivable from the counterparty in the event of default.

(b)	Represents the net amount payable to the counterparty in the event of default.

*	In some instances, the actual collateral received and/or pledged may be more than the derivative asset or liability due to overcollateralization.

(c) Investments in other securities

1. Bank loans

Core Fixed, Opportunistic Fixed and Short Duration Fixed may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. At September 30, 2024, Opportunistic Fixed had the following unfunded loan commitments:

Borrower	Par	Cost	Value	Unrealized Gain (Loss)

Community Brands Private	$116,494	$116,494	$115,330	$(1,164)

Focus Financial Partners LLC	271,561	271,561	271,009	(552)

RSC Acquisition, Inc.	47,057	46,446	46,998	552

Ryan LLC	120,000	120,000	118,850	(1,150)

	$555,112	$554,501	$552,187	$(2,314)

2. Indexed securities

The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

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September 30, 2024

3. Mortgage-related and other asset-backed securities

The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of stripped mortgage-backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. See the Schedule of Investments for mortgage-backed and asset-backed securities held by Core Fixed, Opportunistic Fixed and Short Duration Fixed as of September 30, 2024.

4. Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Fund’s Schedule of Investments for REIT securities held as of September 30, 2024.

5. When-issued securities/TBA securities

Purchasing securities on a “when-issued” basis is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis such as TBA securities. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase

227

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2024

such securities with the purpose of actually acquiring the securities unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining the Fund’s NAV. The market value of when-issued or forward delivery securities may be more or less than the purchase price. Certain risks may arise upon entering into when-issued or forward delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

A Fund may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation”. See the Schedules of Investments for TBA and when-issued securities held as of September 30, 2024.

(d) Securities transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts for debt securities. Income is not recognized, nor are premium and discount amortized on securities for which collection is not expected. Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the respective country’s tax rules and rates. Non-cash dividends, if any, are recorded at the fair value of the securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions. Interest income on inflation indexed securities is accrued daily based upon an inflation-adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified-cost basis.

(e) Cash, cash equivalents and short-term investments

A Fund may invest a portion of its assets in cash and cash equivalents. Cash and cash equivalents are defined as cash and bank balances as well as short-term investments with a maturity of less than three months from the acquisition date. The cost of cash and cash equivalents approximates fair value.

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of the Fund’s net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

228

Mercer Funds

Notes to Financial Statements (Continued)

September 30, 2024

(f) Securities lending

A Fund may lend its portfolio securities to qualified broker/dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked to market daily and maintained in an amount at least equal to the current fair value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate fair value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. As of period end September 30, 2024, securities on loan were collateralized by Cash and/or U.S. Government Obligations. A liability for cash collateral is reflected in the Statements of Assets and Liabilities, and is categorized as Level 2 within the fair value hierarchy. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

Certain Funds may from time to time participate in a securities lending program under which the Funds’ custodian, State Street Bank and Trust Company (the “Custodian”), acting as securities lending agent, is authorized to lend the Funds’ portfolio securities to qualified broker/dealers and financial institutions that post appropriate collateral. The Custodian has agreed to indemnify the Funds in case of default of any security borrower.

Securities on loan are fully collateralized and the collateral was equal to or exceeded the securities on loan at September 30, 2024. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. Cash collateral is invested in State Street Navigator Securities Lending Government Money Market Portfolio. The Custodian receives a portion of the interest earned on any reinvested collateral. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at September 30, 2024 were as follows:

	Market Value of Loaned Securities	Value of Cash Collateral	Value of Non-Cash Collateral
Small/Mid Cap	$37,814,421	$4,883,699	$33,816,820
Emerging Markets	24,073,428	4,262,956	20,069,115
Global Low Volatility	8,784,040	6,060,744	3,070,590
Non-US Core Equity	283,024,446	124,758,948	175,149,188
Core Fixed	56,845,922	24,792,510	33,398,847
Opportunistic Fixed	63,415,297	62,256,924	2,477,560
Short Duration Fixed	304,487	296,120	15,262

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Notes to Financial Statements (Continued)

September 30, 2024

For Small/Mid Cap, Emerging Markets, Global Low Volatility and Non-US Core Equity, all of the securities on loan collateralized by cash are classified as Common Stocks in each Fund’s Schedule of Investments at September 30, 2024, with a contractual maturity of overnight and continuous. For Core Fixed and Short Duration Fixed, all of the securities on loan collateralized by cash are classified as Corporate Debt in each Fund’s Schedule of Investments at September 30, 2024, with a contractual maturity of overnight and continuous.

For Opportunistic Fixed, the values of the security loan obligations are classified as follows at September 30, 2024:

Opportunistic Fixed

	Remaining Contractual Maturity of the Agreements As of September 30, 2024

	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total

Securities Lending Transactions

Convertible Debt	$711,020	$—	$—	$—	$711,020

Corporate Debt	58,504,681	—	—	—	58,504,681

Sovereign Debt Obligations	3,041,223	—	—	—	3,041,223

Total Borrowings	$62,256,924	$—	$—	$—	$62,256,924

Gross amount of recognized liabilities for securities lending transaction					62,256,924

(g) Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal and state income or excise tax is necessary.

As of September 30, 2024, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments and derivatives were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Small/Mid Cap	$1,314,818,987	$376,759,772	$(74,010,123)	$302,749,649

Emerging Markets	1,056,894,102	139,957,341	(137,096,098)	2,861,243

Global Low Volatility	378,875,967	86,044,276	(8,678,781)	77,365,495

Non-US Core Equity	3,478,083,736	703,181,685	(133,139,912)	570,041,773

Core Fixed	2,376,959,220	45,328,268	(62,863,777)	(17,535,509)

Opportunistic Fixed	1,876,756,166	59,885,833	(35,191,111)	24,694,722

Short Duration Fixed	54,835,255	862,676	(12,057)	850,619

The temporary differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, investments in passive foreign investment companies, futures

230

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Notes to Financial Statements (Continued)

September 30, 2024

contracts mark to market and other basis adjustments. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or the results of operations. These differences primarily relate to swap income, gains and losses from passive foreign investment companies and other basis adjustments during the period ended September 30, 2024.

The Funds’ policy is to declare and pay distributions from net investment income and net realized short-term and long-term gains at least annually. All distributions are paid in shares of the Funds, at NAV, unless the shareholder elects to receive cash distributions. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise taxes on the Funds. The amount of any distribution will vary, and there is no guarantee that a Fund will pay either income dividends or capital gains distributions.

(h) Allocation of expenses and income

The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated among the applicable Funds, taking into consideration, among other things, the nature and type of expense and the relative size of each applicable Fund.

(i) Redemption fees

While none of the Funds’ share classes have initial or contingent deferred sales charges on purchases of Fund shares, redemptions of Fund shares held less than thirty (30) days may be assessed a 2% short-term trading fee and recorded as paid-in capital.

3.	Credit agreement

The Trust has entered into a Credit Agreement on behalf of the Funds (the “Credit Agreement”) with State Street Bank and Trust Company in order to establish a committed, unsecured revolving line of credit. The current term of the line of credit under the Credit Agreement is through January 20, 2025. Borrowings for each Fund under the Credit Agreement are limited to the lesser of $50,000,000 or 33 1/3% of a Fund’s Adjusted Net Assets provided borrowings did not exceed, in the aggregate, $50,000,000. Under the terms of the Credit Agreement, the Trust pays an annual commitment fee at the rate 0.25% per year on the difference between the total line of credit and the average daily amount of borrowings outstanding. Interest is charged to the Funds based on its borrowings at a variable rate equal to 1% plus the higher of (i) the Federal Funds Rate or (ii) the Federal Reserve Bank of New York Overnight Bank Funding Rate. The Funds did not borrow under the Credit Agreement during the period ended September 30, 2024.

4.	Indemnities

In the normal course of business, the Funds enter into contracts that require them to provide a variety of representations or general indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

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September 30, 2024

5.	Fees and other transactions with affiliates

As of September 30, 2024, the Adviser provides investment advisory services to each Fund pursuant to an investment management agreement. Pursuant to the investment management agreement, each Fund pays the Adviser a fee for managing the Fund’s investments at an annual rate of:

	Investment Advisory Fee* on Net Assets

	Average net assets up to $750 million	Average net assets in excess of $750 million up to $1 billion	Average net assets in excess of $1 billion

Small/Mid Cap	0.90%	0.88%	0.83%

Emerging Markets	0.80%	0.78%	0.73%

Global Low Volatility	0.75%	0.73%	0.68%

Non-US Core Equity	0.75%	0.73%	0.68%

Core Fixed	0.35%	0.33%	0.28%

Opportunistic Fixed	0.80%	0.78%	0.73%

Short Duration Fixed	0.30%	0.28%	0.23%

* Consists of the total advisory fee payable by the Funds to the Adviser. The Adviser is responsible for paying the subadvisory fees.

The Adviser has contractually agreed, until at least July 31, 2025, to waive any portion of its management fee that exceeds the aggregate amount of the sub-advisory fees that the Adviser is required to pay to a Fund’s Sub-adviser. This contractual fee waiver agreement may only be changed or eliminated with the approval of the Fund’s Board. The fees waived by the Adviser pursuant to this expense waiver agreement are not subject to reimbursement by the Fund to the Adviser. The fees waived are shown in the Advisory fee waiver line in the Statements of Operations.

With respect to Short Duration Fixed, the Adviser has also contractually agreed, until at least July 31, 2025, to waive fees and/or reimburse Fund expenses to the extent that annual fund operating expenses, net of the management fee waiver described in the note above, exceed 0.70% for Adviser Class shares, 0.45% for Class I shares, 0.35% for Class Y-2 shares and 0.20% for Class Y-3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, 12b-1 fees, non-12b-1 shareholder administrative services fees, brokerage expenses, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. This contractual fee waiver and reimbursement agreement cannot be eliminated prior to July 31, 2025 without the approval of the Fund’s Board. The fees waived by the Adviser pursuant to this agreement are not subject to reimbursement by the Fund to the Adviser. The fees waived and/or reimbursed are shown in the Expense reimbursement line in the Statements of Operations.

The Adviser provides certain internal administrative services to the Adviser Class, Class I and Class Y-2 shares of the Funds, for which the Adviser receives a fee of 0.15%, 0.15% and 0.15% of the average daily net assets of the Adviser Class, Class I and Class Y-2 shares of the Funds, respectively. These internal administrative services include attending to shareholder correspondence, assisting with the processing of purchases and redemptions of shares, preparing and disseminating information and documents for use by beneficial shareholders and monitoring, and overseeing non-advisory relationships with entities providing services to the Adviser Class, Class I and Class Y-2 shares, including the transfer agent. As of September 30, 2024, all Funds had Class I shares outstanding, except for Short Duration Fixed. As of September 30, 2024, there were no Adviser Class or Class Y-2 shares of any of the Funds outstanding and, as such, the Adviser did not receive any administrative services fees from those classes of those Funds for the period ended September 30, 2024.

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September 30, 2024

The Funds have adopted a plan of marketing and service, or “12b-1 plan,” to finance the provision of certain shareholder services to the owners of Adviser Class shares of the Funds. The plan provides for payments at annual rates (based on average net assets) of up to 0.25% of each Fund’s Adviser Class shares. There were no Advisor Class shares of any of the Funds outstanding as of September 30, 2024, and as a result, no 12b-1 fees were paid by any of the Funds for the period ended September 30, 2024.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, for the period ended September 30, 2024, were as follows:

	Long-Term U.S. Government Securities		Other Long-Term Securities

Purchases

Small/Mid Cap	$—		$329,919,790

Emerging Markets	—		211,585,983

Global Low Volatility	—		113,093,551

Non-US Core Equity	—		957,160,394

Core Fixed	1,155,450,939	*	332,723,740

Opportunistic Fixed	44,429,279		608,828,486

Short Duration Fixed	31,102,448		13,107,721

	Long-Term U.S. Government Securities		Other Long-Term Securities

Sales

Small/Mid Cap	$—		$473,842,500

Emerging Markets	—		285,663,426

Global Low Volatility	—		472,752,721

Non-US Core Equity	—		874,387,275

Core Fixed	921,728,128	*	136,094,283

Opportunistic Fixed	30,642,731		468,688,324

Short Duration Fixed	32,932,968		13,643,111

* Includes purchases of $238,627,412 and sales of $253,930,322 for TBA securities.

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September 30, 2024

7.	Share transactions

Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Transactions in Fund shares were as follows:

Small/Mid Cap

	Six Months Ended September 30, 2024		Year Ended March 31, 2024

	Shares	Amount	Shares	Amount

Class Y-3:

Shares sold	8,244,730	$95,655,351	25,306,266	$269,251,416

Shares issued to shareholders in reinvestment of distributions	—	—	5,503,350	59,216,045

Shares repurchased	(21,814,748)	(253,204,408)	(44,390,682)	(472,657,455)

Net decrease	(13,570,018)	$(157,549,057)	(13,581,066)	$(144,189,994)

Class I:*

Shares sold	243,430	2,785,243	1,117,337	12,115,833

Shares issued to shareholders in reinvestment of distributions	—	—	819	8,818

Shares repurchased	(56,522)	(662,974)	(69,340)	(712,955)

Net increase	186,908	$2,122,269	1,048,816	$11,411,696

Emerging Markets

	Six Months Ended September 30, 2024		Year Ended March 31, 2024

	Shares	Amount	Shares	Amount

Class Y-3:

Shares sold	4,274,655	$33,148,342	26,346,696	$195,401,537

Shares issued to shareholders in reinvestment of distributions	—	—	4,718,177	34,501,855

Shares repurchased	(40,795,210)	(310,387,945)	(68,564,959)	(508,600,809)

Net decrease	(36,520,555)	$(277,239,603)	(37,500,086)	$(278,697,417)

Class I:*

Shares sold	21,262	161,730	171,042	1,281,643

Shares repurchased	(51,082)	(393,230)	(9,545)	(68,817)

Net increase (decrease)	(29,820)	$(231,500)	161,497	$1,212,826

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September 30, 2024

Global Low Volatility

	Six Months Ended September 30, 2024		Year Ended March 31, 2024

	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	2,845,087	$41,425,037	6,655,013	$86,079,631
Shares issued to shareholders in reinvestment of distributions	—	—	2,462,778	32,779,576
Shares repurchased	(30,709,547)	(447,898,904)	(42,121,416)	(564,919,554)

Net decrease	(27,864,460)	$(406,473,867)	(33,003,625)	$(446,060,347)

Class I:*
Shares sold	1,443	20,000	517,115	6,795,041
Shares repurchased	(353,119)	(4,923,999)	(44,469)	(584,963)

Net increase (decrease)	(351,676)	$(4,903,999)	472,646	$6,210,078

Non-US Core Equity

	Six Months Ended September 30, 2024		Year Ended March 31, 2024

	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	26,195,307	$295,899,999	46,441,349	$475,372,521
Shares issued to shareholders in reinvestment of distributions	—	—	11,753,290	119,883,560
Shares repurchased	(32,099,964)	(361,276,971)	(96,263,583)	(983,867,635)

Net decrease	(5,904,657)	$(65,376,972)	(38,068,944)	$(388,611,554)

Class I:
Shares sold	5,003,726	56,404,362	4,990,454	50,931,310
Shares issued to shareholders in reinvestment of distributions	—	—	545,732	5,555,553
Shares repurchased	(605,210)	(6,814,865)	(1,318,721)	(13,291,781)

Net increase	4,398,516	$49,589,497	4,217,465	$43,195,082

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September 30, 2024

Core Fixed

	Six Months Ended September 30, 2024		Year Ended March 31, 2024

	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	56,661,857	$508,783,859	70,877,145	$631,797,171
Shares issued through in-kind contributions**	—	—	21,336,068	192,237,977
Shares issued to shareholders in reinvestment of distributions	—	—	6,604,150	58,776,932
Shares repurchased	(13,433,240)	(123,433,647)	(34,137,543)	(303,475,049)

Net increase	43,228,617	$385,350,212	64,679,820	$579,337,031

Class I:
Shares sold	100,007	905,788	2,361,163	21,003,454
Shares issued to shareholders in reinvestment of distributions	—	—	128,087	1,139,977
Shares repurchased	(888,390)	(8,120,253)	(2,372,422)	(20,790,151)

Net increase (decrease)	(788,383)	$(7,214,465)	116,828	$1,353,280

Opportunistic Fixed

	Six Months Ended September 30, 2024		Year Ended March 31, 2024

	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	29,449,761	$252,569,164	83,226,820	$699,340,647
Shares issued to shareholders in reinvestment of distributions	—	—	10,880,577	90,635,204
Shares repurchased	(21,498,824)	(182,150,229)	(43,181,956)	(362,828,815)

Net increase	7,950,937	$70,418,935	50,925,441	$427,147,036

Class I:*
Shares sold	83,591	705,639	706,065	6,003,743
Shares repurchased	(76,449)	(643,097)	(90,120)	(754,782)

Net increase	7,142	$62,542	615,945	$5,248,961

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Notes to Financial Statements (Continued)

September 30, 2024

Short Duration Fixed

	Six Months Ended September 30, 2024		Period Ended March 31, 2024

	Shares	Amount	Shares	Amount
Class Y-3:***
Shares sold	505,835	$5,101,580	7,815,073	$78,165,580
Shares issued to shareholders in reinvestment of distributions	133,860	1,349,968	115,256	1,160,203
Shares repurchased	(1,090,841)	(10,950,407)	(1,945,581)	(19,600,565)

Net increase (decrease)	(451,146)	$(4,498,859)	5,984,748	$59,725,218

*	The Class commenced operations on June 27, 2023.

**	On April 27, 2023, Core Fixed received securities in-kind valued at $192,237,977 from Mercer Diversified Bond Fund. This resulted in the issuance of 21,336,068 shares valued at $192,237,977.

***	The Fund commenced operations on December 1, 2023.

8.	Certain risks

In the normal course of business, the Funds invest in securities or other instruments and may enter into transactions, and such activities subject each Fund to various risks, including fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations (credit risk). Investments in foreign securities involve certain risks, including foreign currency fluctuations and those related to political or economic instability.

Additional risks associated with certain of the Funds’ investments are described above within the respective security type notes. A more complete description of risks is included in the Funds’ prospectus and statement of additional information.

Global Economies Risk: Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Funds invest in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Funds’ investments may go down.

In recent years, economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

9.	Subsequent events

On October 8, 2024, the Board of Trustees of Emerging Markets approved the terminations of William Blair Investment Management, LLC, Origin Asset Management LLP, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited as sub-advisers to the Fund, and the hiring of Baillie Gifford Overseas Limited, Pzena Investment Management, Inc. and Robeco Institutional Asset Management US Inc. as new sub-advisers to the Fund. The terminations and

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September 30, 2024

hirings of these sub-advisers to the Fund were all completed prior to the date of this Report.

Management has evaluated the impact of subsequent events through November 14, 2024, the date the financial statements were issued for possible adjustment to and/or additional disclosure in the Funds’ financial statements. Management has determined that there are no material events that would require adjustment to and/or additional disclosure in the Funds’ financial statements through this date.

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Additional Information (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies: No changes or disagreements with Accountants.

Item 9. Proxy Disclosures for Open-End Management Investment Companies: No Proxy Votes during the six month period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies: Refer to Statement of Operations.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Approval of the Investment Management Agreement for the Funds and Subadvisory Agreements for the Funds during the period April 1, 2024 through September 30, 2024

June 26-27, 2024 Board Meeting

Mercer US Small/Mid Cap Equity Fund

Mercer Non-US Core Equity Fund

Mercer Emerging Markets Equity Fund

Mercer Global Low Volatility Equity Fund

Mercer Core Fixed Income Fund

Mercer Opportunistic Fixed Income Fund

Renewal of the Investment Management Agreement for the Funds

At a meeting of the Board of Trustees (the “Board”) of the Mercer Funds (the “Trust”) held on June 26-27, 2024 (the “June Meeting”), the Board, including those Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust or Mercer Investments LLC, the Trust’s investment adviser (the “Adviser” and such Trustees collectively, the “Independent Trustees”), considered and approved the renewal of the investment management agreement between the Adviser and the Trust (the “Investment Management Agreement”) with respect to certain series of the Trust (each a “Fund,” and collectively, the “Funds”), consisting of: Mercer US Small/Mid Cap Equity Fund (the “Small/Mid Cap Fund”), Mercer Non-US Core Equity Fund (the “Non-US Core Fund”), Mercer Emerging Markets Equity Fund (the “Emerging Markets Fund”), Mercer Global Low Volatility Equity Fund (the “Global Low Volatility Fund”), Mercer Core Fixed Income Fund (the “Core Fixed Income Fund”), and Mercer Opportunistic Fixed Income Fund (the “Opportunistic Fixed Income Fund”).

In considering the renewal of the Investment Management Agreement, the Independent Trustees reviewed the information and materials furnished by the Adviser that were prepared for the June Meeting, including:

(i) the Investment Management Agreement with respect to the Adviser’s management of the assets of each Fund;

(ii) information comparing each Fund’s performance (Class Y-3 shares) over various time periods to the performance of a peer group and peer universe of registered investment companies (“funds”) as determined by Broadridge, an independent, nationally recognized provider of investment company data, to be comparable to the Fund based on each Fund’s classification/objective and as contained in a report prepared by Broadridge (the “Broadridge Report” and such peer funds, the “performance group” and “performance universe,” respectively);

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Additional Information (Unaudited) (Continued)

(iii) information describing the nature, extent, and quality of the services that the Adviser provided to the Funds; the fees that the Adviser charged to the Funds for these services; and a comparison of those fees to the fees paid by a peer group of funds as identified by Broadridge to be comparable to the Funds (i.e., with similar operating structures) and as contained in the Broadridge Report (the “expense group”);

(iv) the Funds’ management fee waiver agreement (the “Fee Waiver Agreement”), which applies on a Fund-by-Fund basis and requires the Adviser to waive any portion of the management fee it is entitled to under the Investment Management Agreement with respect to each Fund that exceeds the aggregate amount of the subadvisory fees that the Adviser is required to pay to a Fund’s subadvisers (the “Subadvisers”) for the management of their allocated portions of the subject Fund;

(v) information regarding the Adviser’s business and operations and associated personnel, including portfolio management and leadership teams; financial position; and compliance program;

(vi) information comparing each Fund’s operating expenses to those of the expense group; and

(vii) information regarding the benefits that the Adviser derived (or may derive in the future) as a result of its relationship with the Funds.

The Independent Trustees also considered presentations made by, and discussions held with, representatives of the Adviser, both at the June Meeting and throughout the course of the year at regularly scheduled and special Board meetings. The Independent Trustees also evaluated the Adviser’s answers and responses to the questions and information requests contained in an information request letter (the “15(c) Information Request Letter”) that was submitted to the Adviser on behalf of the Independent Trustees for use in connection with the contract renewal process, as well as certain responses to follow-up items that had been requested on behalf of the Independent Trustees by their independent legal counsel.

During their review of this information, the Independent Trustees considered the factors that they deemed relevant with respect to the Adviser, including: the nature, extent, and quality of the services that were provided to the Funds by the Adviser; the Adviser’s investment management personnel and operations; the performance of the Funds; the Funds’ expense levels, including the effect of the Fee Waiver Agreement on Fund expenses; the fact that the Adviser was not realizing a direct profit from the investment advisory services it provides to the Funds under the Investment Management Agreement as a result of the Fee Waiver Agreement; and any ancillary benefits to the Adviser and its affiliates of the Adviser’s relationship with the Funds. The Independent Trustees also considered the nature, extent, and quality of the non-advisory services that the Adviser and its affiliates provided to the Funds. Additionally, the Independent Trustees received assistance from, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements.

In their consideration of the renewal of the Investment Management Agreement, the Independent Trustees considered the following factors:

(a) The nature, extent, and quality of the services that were provided by the Adviser. The Independent Trustees reviewed the services that the Adviser had provided to the Funds. In connection with the investment advisory services that were provided to the Funds, the Independent Trustees considered the qualifications, experience, and capabilities of the Adviser’s portfolio management team and other investment personnel, and the extent of care and conscientiousness with which Adviser personnel performed their duties. In this regard, the Independent Trustees considered that, while the Adviser focused to a substantial extent on the selection, evaluation, and oversight of the Funds’ Subadvisers, consistent with the Trust’s multi-manager structure, the Adviser had various other responsibilities as the Funds’ investment adviser, such as: the provision of investment advice, including with respect to portfolio construction generally; the allocation of each Fund’s assets among multiple Subadvisers and the oversight of Subadviser transitions; the negotiation of subadvisory fees, where the Adviser sought to achieve and maintain an appropriate and competitive level of fees and fee structure; the oversight of the Funds’

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Additional Information (Unaudited) (Continued)

compliance with applicable law, including administration of the Funds’ compliance policies and procedures; and implementation of certain risk management programs. In considering the Adviser’s oversight of the Funds’ Subadvisers, the Independent Trustees noted the Adviser’s monitoring and review of each Subadviser’s: investment performance and processes; compliance with the applicable Fund’s investment objective, policies, and limitations, including portfolio investment guidelines; portfolio security brokerage and trading practices; and use of derivatives or other complex financial instruments, among other matters.

The Independent Trustees considered the Adviser’s ability and willingness, over various periods, to restructure a Fund in an effort to improve the Fund’s risk/return profile and/or performance over the longer term by identifying instances where it was appropriate to: add a new Subadviser, replace a current Subadviser, reallocate Fund assets among current Subadvisers, utilize a new strategy of a current Subadviser, or implement a combination of these or other measures. The Independent Trustees also noted the Adviser’s ability to effect such changes promptly and efficiently. In considering the services provided by the Adviser in connection with the review, selection, evaluation and monitoring of Subadvisers for the Funds, the Independent Trustees noted the fact that the Adviser has access to, through its affiliates, significant manager research and related services that an investment adviser to a fund complex of similar size as the Funds might not otherwise be able to provide.

The Independent Trustees considered the Trust’s multi-manager structure, and the services required by the Trust under that structure, as compared to an investment company without multiple subadvisers. The Independent Trustees also considered the nature, extent, and quality of the non-investment advisory and administrative services that were provided to the Funds by the Adviser, such as supervision of the Funds’ third-party service providers and certain shareholder administrative services for Class I shares of the Funds (as applicable). The Independent Trustees considered the Adviser’s capabilities in providing the administrative, legal and compliance services needed to support management of the Funds, and also considered the scope and substance of the Adviser’s regulatory and compliance policies, procedures, and systems. The Independent Trustees further noted the Adviser’s willingness to add or replace personnel, as the Funds have grown, in order to ensure that appropriate staffing levels were maintained.

Based on their consideration and review of the foregoing, the Independent Trustees determined that the Funds benefited from the nature, extent, and quality of these services, and will benefit from the Adviser’s ability to continue to provide these services, and concluded that such services supported the continuation of the Investment Management Agreement with the Adviser.

(b) The costs of the services provided and the profits realized by the Adviser and its affiliates from the Adviser’s relationship with the Funds. The Independent Trustees compared each Fund’s contractual and actual management fee and total expense ratio (i.e., net expense ratio after the Fee Waiver Agreement and including Rule 12b-1/non-12b-1 fees) to the Fund’s respective expense group as identified by Broadridge in the Broadridge Report. The Independent Trustees noted that each Fund’s contractual management fee fell within either the first quintile (i.e., the quintile with the lowest expenses), second quintile, or third quintile of each Fund’s respective expense group, except for Class Y-3, Adviser Class, and Class I shares of the Small/Mid Cap Equity Fund, which fell within the fourth quintile; each class of the Global Low Volatility Fund, which fell within the fourth quintile; Adviser Class, Class I, and Class Y-2 shares of the Opportunistic Fixed Income Fund, which fell within the fourth quintile; and Class Y-3 shares of the Opportunistic Fixed Income Fund, which fell within the fifth quintile. The Independent Trustees also noted that the actual management fee for each class of shares of each Fund fell within the first quintile of each Fund’s respective expense group. With respect to total expense ratios, they noted that each class of each Fund fell within the first quintile of each Fund’s respective expense group, except for: Adviser Class shares of the Non-US Core Equity Fund and Core Fixed Income Fund, which fell within the second quintile; Adviser Class shares of the Opportunistic Fixed Income Fund, which fell within the third quintile; and Adviser Class shares of the Global Low Volatility Fund, which fell within the fourth quintile. The Independent Trustees considered that the Adviser Class and Class Y-2 information was provided on a pro forma basis as there were currently no shares outstanding for such Classes.

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Additional Information (Unaudited) (Continued)

The Independent Trustees also considered the Fee Waiver Agreement and its effect on the Adviser’s actual management fee and the Funds’ total expense ratios and further considered that the Adviser intended to renew the Fee Waiver Agreement for another year through at least July 31, 2025. The Independent Trustees considered the information provided by the Adviser regarding the investment management services it provides to other funds and accounts, including a general description of the fees for such services, but noted the Adviser’s explanation that such accounts are not comparable to the Funds and, therefore, the Adviser could not provide relevant information regarding the Adviser’s fees for servicing such funds or accounts.

The Independent Trustees considered the entrepreneurial risk undertaken by the Adviser in managing and operating the Trust and the Funds and they considered the Adviser’s commitment to the continued successful operation of the Funds. Regarding the level of profitability being realized by the Adviser in connection with its management of the Funds, the Independent Trustees took note of the Adviser’s explanation that it was not realizing a direct profit from the investment advisory services it provides to the Funds as a result of the Fee Waiver Agreement. The Independent Trustees also discussed the Adviser’s ongoing costs in operating the Funds. The Independent Trustees considered the Adviser’s ongoing practice of negotiating reduced fee schedules for certain of the Subadvisers, which results in a benefit to the Funds and their shareholders under the Fee Waiver Agreement to the extent that such subadvisory fees are reduced.

Based on their consideration and review of the foregoing, the Independent Trustees concluded that, in light of the nature, extent and quality of the advisory services provided by the Adviser to each Fund, the information provided regarding the fees paid to, and the costs incurred by, the Adviser supported the continuation of the Investment Management Agreement.

(c) Ancillary benefits that may accrue to the Adviser or its affiliates. The Independent Trustees also considered the other relationships that the Adviser and its affiliates have with the Trust, and any ancillary or “fall-out” benefits realized by the Adviser and its affiliates from its relationship with each Fund, as described in the Adviser’s responses to the questions and information requests contained in the 15(c) Information Request Letter. The Independent Trustees recognized that, because of the Trust’s multi-manager structure, the Adviser did not place portfolio transactions on behalf of the Funds, and, thus, it did not receive proprietary research from broker-dealers that executed the Funds’ portfolio transactions. In addition, the Independent Trustees noted that the Adviser, as a policy, did not receive any services paid for by Fund soft dollar commissions. As such, the Independent Trustees took note of the fact that the Adviser did not derive any benefits from any Fund portfolio transactions, which benefits were enjoyed by certain Subadvisers.

The Independent Trustees took into consideration the Adviser’s discussion of the ancillary benefits that the firm (along with its affiliates) may realize by managing the Funds, to the extent that potential investors view the Adviser and its affiliates as providing a diverse array of investment products, and managing different asset classes, which were available through multiple investment vehicles, as well as the benefits to the Adviser stemming from its ability to negotiate global fee arrangements from time to time with certain of the Subadvisers that manage (or an affiliate manages) assets for the Funds along with assets for other accounts of the Adviser or its affiliates.

The Independent Trustees also noted that the Adviser will provide or procure (and oversee), as applicable, certain non-advisory and non-distribution related shareholder administrative services pursuant to a shareholder administrative services plan for the Adviser Class, Class I, and Class Y-2 shares of the Funds (the “Shareholder Services Plan”), and a shareholder administrative services agreement with the Adviser for such classes (the “Administrative Services Agreement”), and that the Adviser would be entitled to receive compensation from the Funds for acting in that capacity. The Independent Trustees acknowledged that no compensation had been paid to date under the Shareholder Services Plan and Administrative Services Agreement for Adviser Class and Class Y-2 shares of the Funds, as there were no Adviser Class or Class Y-2 shares issued or outstanding as of

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the June Meeting. The Independent Trustees noted the shareholder administrative servicing fees paid to the Adviser with respect to Class I shares under the Administrative Services Agreement and considered that such compensation was accrued from the fees paid by the Funds under the Shareholder Services Plan.

Based on their consideration and review of the foregoing, the Independent Trustees concluded that these benefits or potential benefits that would accrue to the Adviser and its affiliates by virtue of their relationships with the Funds appeared to be reasonable.

(d) The extent to which economies of scale were realized as each Fund grew, and whether fee levels reflected these economies of scale for the benefit of Fund shareholders. The Independent Trustees took into consideration the fact that the advisory fee schedule for each Fund currently includes breakpoints at the levels of $750 million and $1 billion in assets. The Independent Trustees noted that, as a result of the Fee Waiver Agreement, any decreases in the advisory fee for a particular Fund under the Investment Management Agreement resulting from the Fund passing certain asset level thresholds would not result in a decrease in the fee paid by that Fund under the current Fee Waiver Agreement, which requires that the Adviser waive any portion of its management fee that exceeds the aggregate fees paid to a Fund’s Subadvisers.

(e) The investment performance of each Fund and the Adviser. The Independent Trustees considered the investment performance of each Fund and reviewed Fund performance in the context of the Trust’s multi-manager structure, and the unique considerations that this structure requires. The Independent Trustees considered whether the Funds operated within their investment objectives and styles and considered each Fund’s record of compliance with its investment restrictions. The Independent Trustees also considered that the Adviser continues to be proactive, over various periods, in seeking to replace and/or add Subadvisers, to reallocate Fund assets among current Subadvisers, to utilize a new strategy of a current Subadviser, or otherwise restructure a Fund with a view toward improving a Fund’s risk/return profile and/or performance over the longer term.

While consideration was given to the Adviser’s performance reports and discussions at prior Board meetings, and performance reports provided by the Adviser to the Board between Board meetings, particular attention was given to the materials prepared specifically for the June Meeting, including the Broadridge Report. In reviewing the performance of the Funds, the Independent Trustees considered the performance of each Fund over various measurement periods ended March 31, 2024. The Independent Trustees noted the Adviser’s report that none of the Funds’ performance fell within the fourth or fifth quintile (i.e., the quintile with the lowest performance) of its performance universe for both the one- and three-year measurement periods, except for the Emerging Markets Fund, which fell within the fifth quintile for the one-year period and the fourth quintile for the three-year period. The Independent Trustees also took into consideration the Adviser’s expectations for the acceptable performance of each Fund.

With respect to their review of the performance results of each of the Funds, the Independent Trustees took into consideration the following:

1. Small/Mid Cap Fund. In the case of the Small/Mid Cap Fund, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four-, five- and ten-year measurement periods placed it in the second, second, second, third, first, and second quintiles, respectively, of its performance universe. The Independent Trustees also considered that the Small/Mid Cap Fund’s performance for each of the six measurement periods placed it in the first, second, second, third, second, and third quintiles, respectively, of its performance group.

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2. Non-US Core Fund. In the case of the Non-US Core Fund, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four-, five- and ten-year measurement periods placed it in the first, first, second, first, first, and first quintiles, respectively, of its performance universe. The Independent Trustees also considered that the Non-US Core Fund’s performance for each of the six measurement periods placed the Fund’s performance in the first, third, second, fourth, second, and first quintiles, respectively, of its performance group.

3. Emerging Markets Fund. In the case of the Emerging Markets Fund, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four- and five- and ten-year periods placed it in the fifth, fifth, fourth, fourth, fifth, and fifth quintiles, respectively, of its performance universe. The Independent Trustees also considered that the Emerging Markets Fund’s performance for each of the six measurement periods placed the Fund’s performance in the fifth, fourth, fourth, fourth, fifth, and fifth quintiles, respectively, of its performance group. The Independent Trustees further took into consideration the Adviser’s explanation that it intends to recommend to the Board, at a future Board meeting, the appointment of certain replacement Subadvisers for the Emerging Markets Fund and the adjustment of the allocation of assets among the Subadvisers of the Fund, both in an effort to improve the Fund’s risk/return profile and lower the overall tracking error for the Fund relative to its benchmark index.

4. Global Low Volatility Fund. In the case of the Global Low Volatility Fund, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four- and five- and ten-year periods placed it in the first, third, fourth, first, first, and first quintiles, respectively, of its performance universe. The Independent Trustees also considered that the Global Low Volatility Fund’s performance for the one-, two-, three-, four- and five-year periods was in the first, third, third, first, and first quintiles, respectively, for its performance group.

5. Core Fixed Income Fund. In the case of the Core Fixed Income Fund, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four-, five- and ten-year measurement periods placed it in the second, second, second, second, first, and first quintiles, respectively, of its performance universe. The Independent Trustees also considered that the Core Fixed Income Fund’s performance for each of the six measurement periods placed it in the second, first, first, second, first and first quintiles, respectively, of its performance group.

6. Opportunistic Fixed Income Fund. In the case of the Opportunistic Fixed Income Fund, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four-, five- and ten-year measurement periods placed it in the second, second, third, third, third, and fifth quintiles, respectively, of its performance universe. The Independent Trustees also considered that the Opportunistic Fixed Income Fund’s performance for each of the six measurement periods placed it in the fourth, second, third, third, third, and fifth quintiles, respectively, of its performance group.

In light of the foregoing considerations, the Independent Trustees concluded that the Adviser’s performance in managing each Fund indicated that the Adviser’s continued management will benefit the Funds and their shareholders.

Conclusion. Following consideration of the foregoing factors, it was reported that no single factor was determinative to the decisions of the Independent Trustees. Based on these factors, and such other matters as were deemed relevant, the Independent Trustees concluded that the approval of the Investment Management Agreement was in the best interests of the Funds and their shareholders, and the Board, including a majority of the Independent Trustees, approved the renewal of the Investment Management Agreement.

Mercer US Small/Mid Cap Equity Fund

Mercer Non-US Core Equity Fund

Mercer Emerging Markets Equity Fund

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Mercer Global Low Volatility Equity Fund

Mercer Core Fixed Income Fund

Mercer Opportunistic Fixed Income Fund

Renewal of Certain Subadvisory Agreements for the Funds

At the June Meeting, the Board, including the Independent Trustees, also considered and approved the continuation of the subadvisory agreements (collectively, the “Subadvisory Agreements”) entered into by the Adviser and the following Subadvisers for the Funds (each a “Subadviser,” and collectively, the “Subadvisers”):

Mercer US Small/Mid Cap Equity Fund

•	GW&K Investment Management, LLC

•	Loomis, Sayles & Company, L.P.

•	LSV Asset Management

•	River Road Asset Management, LLC

•	Westfield Capital Management Company, L.P.

•	Parametric Portfolio Associates LLC

Mercer Non-US Core Equity Fund

•	American Century Investment Management, Inc.

•	Arrowstreet Capital, Limited Partnership

•	LSV Asset Management

•	Massachusetts Financial Services Company

•	Parametric Portfolio Associates LLC

Mercer Emerging Markets Equity Fund

•	Barrow, Hanley, Mewhinney & Strauss, LLC

•	Origin Asset Management LLP

•	Schroder Investment Management North America Inc.

•	Schroder Investment Management North America Limited (sub-subadviser)

•	William Blair Investment Management, LLC

•	Parametric Portfolio Associates LLC

Mercer Global Low Volatility Equity Fund

•	Acadian Asset Management LLC

•	Martingale Asset Management, L.P.

•	Ninety One North America, Inc.

•	Veritas Asset Management LLP

•	Parametric Portfolio Associates LLC

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Mercer Opportunistic Fixed Income Fund

•	BlackRock International Limited

•	Colchester Global Investors Limited

•	Loomis, Sayles & Company, L.P.

•	Ninety One North America, Inc.

•	Western Asset Management Company, LLC

•	Western Asset Management Company Limited (sub-subadviser)

Mercer Core Fixed Income Fund

•	Income Research & Management

•	Manulife Asset Management (US) LLC

•	PGIM, Inc.

In considering the renewal of the Subadvisory Agreements, the Independent Trustees considered the information and materials furnished by the Adviser. In addition, the Independent Trustees considered presentations made by, and discussions held with, representatives of the Adviser and representatives of various Subadvisers, both at the June Meeting and throughout the course of the year at Board meetings, as applicable. In connection with their review of this information, the Independent Trustees considered information provided by the Adviser regarding the Subadvisers’ answers and responses to the questions and information requests contained in a 15(c) subadviser questionnaire submitted to each Subadviser, which included the Adviser’s conclusions with respect to various matters addressed by the Subadvisers’ responses to the questionnaire.

During their review of this information, the Independent Trustees considered the factors they deemed relevant with respect to each Subadviser, including, but not limited to: the nature, extent, and quality of the services that were provided to the applicable Fund by the Subadviser and the Subadviser’s historical performance record managing its allocated portion of the Fund’s portfolio. The Independent Trustees also took into consideration the nature and extent of the oversight duties performed by the Adviser in connection with each of the Subadvisers, which includes extensive investment management and compliance due diligence with respect to the management and operations of each of the Subadvisers. Additionally, the Independent Trustees received assistance from, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to the approvals of advisory agreements.

In consideration of the renewal of the Subadvisory Agreements, and as to each Fund and to each Subadviser, the Independent Trustees considered the following factors:

(a) The nature, extent, and quality of the advisory services that were provided by the Subadvisers. The Independent Trustees reviewed the nature, extent, and quality of the advisory services that each Subadviser had provided to the applicable Fund. The Independent Trustees considered Mercer Investments’ active role as a manager of managers, which included, among other items, monitoring and evaluating the performance of the Subadvisers, recommending that Subadvisers that have not performed as expected either be replaced or their allocated portion of the Fund’s portfolio be reduced. The Independent Trustees considered the specific investment management process that was employed by each Subadviser in managing the assets that were allocated to the Subadviser (which had been discussed with each Subadviser previously); the qualifications, experience, and capabilities of the Subadviser; certain financial considerations relating to the Subadviser; information regarding legal, regulatory and compliance matters with respect to the Subadviser; and information provided regarding the Subadviser’s brokerage practices. The Independent Trustees also considered the Adviser’s review, selection, and due diligence process with respect to each Subadviser; the Adviser’s assessment and

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conclusion as to the nature, extent, and quality of the subadvisory services that were provided by the Subadviser; and the Adviser’s recommendation that each Subadvisory Agreement be renewed. The Independent Trustees determined that each Fund would continue to benefit from the quality and experience of the portfolio managers of each Fund’s Subadvisers.

Based on their consideration and review of the foregoing, the Independent Trustees determined that each Fund benefited from the nature, extent, and quality of the subadvisory services that were provided by each corresponding Subadviser, and will benefit from the Subadviser’s ability to continue to provide these services, and concluded that such services supported the continuation of each Subadvisory Agreement.

(b) The costs of the services provided and the profits realized by the Subadviser and its affiliates from the Subadviser’s relationship with the Funds. The Independent Trustees considered the review, selection, and due diligence process employed by the Adviser in deciding to recommend each Subadviser as a Subadviser to the respective Fund. The Independent Trustees took account of the Adviser’s reasons for concluding that the compensation payable to each Subadviser for its services to the Funds was competitive, fair and reasonable in light of the nature, extent and quality of the services furnished to the Fund, and the Adviser’s recommendation at the June Meeting that the Subadvisory Agreements with the Subadvisers be continued, including in light of the fact that the Subadvisers’ fees would be indirectly borne by the respective Funds and their shareholders.

The Independent Trustees considered the expected impact of the subadvisory fees on the Funds’ overall operating expenses, given the Fee Waiver Agreement. In addition, since the fees paid by the Adviser to each Subadviser were the result of arm’s-length bargaining between unaffiliated parties, the relevance of each Subadviser’s profitability was considered by the Independent Trustees in that context. The Independent Trustees took into account the Adviser’s ongoing monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure, the Adviser’s assessment that the subadvisory fee rates charged by each Subadviser reflected a reasonable fee arrangement, and the Adviser’s practice of negotiating reduced subadvisory fee schedules with the Subadvisers, which benefits the Funds and their shareholders due to the Fee Waiver Agreement to the extent that such subadvisory fees are reduced. The Independent Trustees also considered the information provided with respect to each Subadviser regarding the fees charged to other comparable clients of the Subadviser (as applicable).

Based on their consideration and review of the foregoing, the Independent Trustees concluded that, in light of the nature, extent and quality of the subadvisory services provided by each Subadviser, the information provided regarding the fees paid to each Subadviser with respect to the Fund assets that were allocated to the Subadviser supported the continuation of the Subadvisory Agreements with the Subadvisers.

(c) Ancillary Benefits. The Independent Trustees considered whether there were any ancillary or “fall-out” benefits that may accrue to the Subadvisers as a result of their relationships with the Funds. As part of their review, the Independent Trustees noted that certain Subadvisers may experience benefits due to their relationships with the Funds, which include reputational and marketing benefits, and may direct Fund brokerage transactions to certain brokers to obtain research and other services. However, the Independent Trustees noted that the Subadvisers were required to select brokers who met the Funds’ requirements for seeking best execution, and that the Adviser monitored and evaluated the Subadvisers’ trade execution with respect to Fund brokerage transactions.

The Independent Trustees took into account the foregoing benefits or potential benefits that would accrue to the Subadvisers by virtue of their relationships with the Funds in determining to approve the renewal of the Subadvisory Agreements.

(d) The extent to which economies of scale were realized as each Fund grew, and whether fee levels reflected sharing of these economies of scale for the benefit of Fund shareholders. With respect to economies of scale, the Independent Trustees considered each Subadviser’s fee schedule for providing services to the applicable

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Fund, and noted that several of the Subadvisory Agreements included breakpoints that would reduce the Subadviser’s fee as the allocated portion of the applicable Fund (and/or certain assets globally with respect to the Adviser and its affiliates) managed by the Subadviser (and/or an affiliate with respect to other account assets) increased. It was noted that the benefit of breakpoints would indirectly go to the Funds and their shareholders, given the Fee Waiver Agreement.

(e) The investment performance of the Funds and the Subadvisers. The Independent Trustees considered the performance of each Subadviser, the Adviser’s explanations with respect to the role of each Subadviser’s investment strategy in supporting the Fund’s multi-manager structure, and each Subadviser’s compliance with the Fund’s relevant investment restrictions and guidelines. The Independent Trustees also considered the Adviser’s conclusions, and the reasons supporting the Adviser’s conclusions, that the performance record of each Subadviser, including on an absolute basis and relative to each Subadviser’s benchmark index over different time periods, supported the approval of its Subadvisory Agreement.

With respect to the performance of certain Subadvisers for the Emerging Markets Fund, the Independent Trustees further took into consideration the Adviser’s explanation that it intends to recommend to the Board, at a future Board meeting, the appointment of certain replacement Subadvisers for the Emerging Markets Fund and the adjustment of the allocation of assets among the Subadvisers of the Fund, both in an effort to improve the Fund’s risk/return profile and lower the overall tracking error for the Fund relative to its benchmark index.

Conclusion. Following consideration of the foregoing factors, it was reported that no single factor was determinative to the decisions of the Independent Trustees. Based on these factors, along with the determinations of the Adviser at the conclusion of its review and due diligence process and such other matters as were deemed relevant, the Independent Trustees concluded that the approval of the Subadvisory Agreements was in the best interests of the Funds and their shareholders and the Board, including a majority of the Independent Trustees, approved the renewal of each of the Subadvisory Agreements.

Approval of Subadvisory Agreements with BennBridge Ltd.

At the June Meeting, the Board, including the Independent Trustees, considered and approved a proposed new subadvisory agreement between the Adviser, on behalf of the Emerging Markets Fund, and BennBridge Ltd. (“BennBridge UK” and such agreement, the “BennBridge UK Subadvisory Agreement”) to replace the previous subadvisory agreement that had been entered into between the Adviser and BennBridge US LLC (“BennBridge US” and such agreement, the “BennBridge US Subadvisory Agreement”), as BennBridge US and BennBridge UK informed the Adviser that BennBridge US would be ceasing operations and assigning all existing client agreements to BennBridge UK as of July 1, 2024 (the “BennBridge Transition”).

The Independent Trustees considered that, in providing advisory services to the Emerging Markets Fund under the BennBridge US Subadvisory Agreement, BennBridge US utilized the services of BennBridge UK, its affiliate based in the United Kingdom, through a participating affiliate arrangement in accordance with relevant SEC guidance that allowed BennBridge UK to provide services and investment personnel to BennBridge US and pursuant to which these personnel of BennBridge UK are considered to be “associated persons” of BennBridge US for purposes of the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Independent Trustees further took into consideration that BennBridge UK in turn utilized the services of certain personnel of UK-based investment firm Skerryvore Asset Management LLP (“Skerryvore”) pursuant to the terms of an “appointed representative” services agreement that had been entered into between BennBridge UK and Skerryvore under which certain personnel of Skerryvore had been assigned to work for BennBridge UK under the supervision of BennBridge UK, and these Skerryvore personnel were each deemed to be “supervised persons” of BennBridge US for purposes of the Advisers Act, including the portfolio managers. The Independent Trustees considered that, following the BennBridge Transition on July 1, 2024, BennBridge UK would continue to utilize the services of certain personnel of Skerryvore and who would be deemed to be “supervised persons” of BennBridge UK for purposes of the Advisers Act.

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At the June Meeting, the Board, including a majority of the Independent Trustees, also considered and approved a proposed new subadvisory agreement to be entered into by the Adviser and BennBridge UK (the “New BennBridge Subadvisory Agreement” and, together with the BennBridge UK Subadvisory Agreement, the “BennBridge Subadvisory Agreements”) to replace the BennBridge UK Subadvisory Agreement, which would be deemed terminated effective upon the closing of a transaction involving the acquisition of BennBridge UK by Skerryvore (the “BennBridge Acquisition” and, together with the BennBridge Transition, the “BennBridge Transactions”), with the New BennBridge Subadvisory Agreement becoming effective upon the closing of the BennBridge Acquisition. The Independent Trustees considered that, following the BennBridge Acquisition, the Skerryvore personnel utilized to provide advisory services to the Emerging Markets Fund under the BennBridge UK Subadvisory Agreement would continue to provide such services as personnel of BennBridge UK under the New BennBridge Subadvisory Agreement. The BennBridge Acquisition was successfully completed and closed effective as of August 1, 2024.

In considering the approval of the BennBridge Subadvisory Agreements, the Independent Trustees considered the information and materials furnished by the Adviser. In addition, the Independent Trustees considered presentations made by, and discussions held with, representatives of the Adviser and representatives of BennBridge UK and Skerryvore (together, the “Subadviser”) at the June Meeting. In connection with their review of this information, the Independent Trustees considered the answers and responses provided by the Subadviser to the questions and information requests contained in a 15(c) subadviser questionnaire submitted to the Subadviser.

During their review of this information, the Independent Trustees considered the factors they deemed relevant with respect to the Subadviser, including, but not limited to: the nature, extent, and quality of the services that were provided to the Emerging Markets Fund by BennBridge US (that are attributable to the Subadviser) and to be provided to the Fund by the Subadviser following each of the BennBridge Transactions; and BennBridge US’ historical performance record managing its allocated portion of the Fund’s portfolio (which is attributable to Skerryvore). The Independent Trustees also took into consideration the nature and extent of the oversight duties performed by the Adviser in connection with the Subadviser, which includes extensive investment management and compliance due diligence with respect to the management and operations of the Subadviser. Additionally, the Independent Trustees received assistance from, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to the approvals of advisory agreements.

In consideration of the approval of the BennBridge Subadvisory Agreements, the Independent Trustees considered the following factors:

(a) The nature, extent, and quality of the advisory services to be provided by the Subadviser. The Independent Trustees reviewed the nature, extent, and quality of the advisory services that the Subadviser had provided to the Fund under the BennBridge US Subadvisory Agreement and that are proposed to be provided by the Subadviser under the BennBridge Subadvisory Agreements. The Independent Trustees considered the Adviser’s active role as a manager of managers, which included, among other items, monitoring and evaluating the performance of BennBridge US and the Subadviser. The Independent Trustees considered the specific investment management process that was employed by BennBridge US (as attributable to the Subadviser) in managing the assets that were allocated to the Subadviser (which had been discussed with the Subadviser previously), as well as the investment management process that would be employed to manage the assets that would be allocated to the Subadviser (which had been discussed with the Subadviser and described in detail in the materials provided by the Adviser and the Subadviser); the qualifications, experience, and capabilities of the Subadviser; certain financial considerations relating to the Subadviser; information regarding legal, regulatory and compliance matters with respect to the Subadviser and the BennBridge Transactions; and information provided regarding the Subadviser’s brokerage practices.

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The Independent Trustees also considered the Adviser’s review, selection, and due diligence process with respect to BennBridge US and as employed by the Adviser in deciding to recommend the Subadviser as a Subadviser to the Fund; the Adviser’s assessment and conclusion as to the nature, extent, and quality of the subadvisory services that were provided by BennBridge US (as attributable to the Subadviser) and to be provided by the Subadviser following the BennBridge Transactions; and the Adviser’s recommendation that the BennBridge Subadvisory Agreements be approved. The Independent Trustees determined that the Fund would continue to benefit from the quality and experience of the Subadviser’s portfolio managers.

Based on their consideration and review of the foregoing, the Independent Trustees determined that the Fund benefited from the nature, extent, and quality of the subadvisory services that were provided by the Subadviser, and would benefit from the Subadviser’s ability to continue to provide these services, and concluded that such services supported the approval of the BennBridge Subadvisory Agreements.

(b) The costs of the services provided and to be provided and the profits realized and to be realized by the Subadviser and its affiliates from the Subadviser’s relationship with the Fund. The Independent Trustees considered the review, selection, and due diligence process employed by the Adviser in deciding to recommend the Subadviser as a Subadviser to the Fund. In that regard, the Independent Trustees took account of the Adviser’s assessment and conclusion that the compensation payable to the Subadviser for its services to the Fund (which was the same as the compensation payable to BennBridge US) was competitive, fair and reasonable in light of the nature, extent and quality of the services to be furnished to the Fund. The Independent Trustees considered the Adviser’s recommendation at the June Meeting that the BennBridge Subadvisory Agreements be approved, including in light of the fact that the Subadviser’s fees would be indirectly borne by the Fund and its shareholders.

The Independent Trustees considered the expected impact of the subadvisory fees on the Fund’s overall operating expenses, given the Fee Waiver Agreement. In addition, since the fees paid by the Adviser to the Subadviser were the result of arm’s-length bargaining between unaffiliated parties, the relevance of the Subadviser’s profitability was considered by the Independent Trustees in that context. The Independent Trustees also took into account the Adviser’s ongoing monitoring of the appropriateness and competitiveness of the subadvisory fee and fee structure (as it relates to BennBridge US) and the Adviser’s assessment that the subadvisory fee rate to be charged by the Subadviser reflected a reasonable fee arrangement. The Independent Trustees also considered the information provided with respect to the Subadviser regarding the fees charged to other comparable clients of the Subadviser.

Based on their consideration and review of the foregoing, the Independent Trustees concluded that, in light of the nature, extent and quality of the subadvisory services provided and to be provided by the Subadviser, the information provided regarding the fees to be paid to the Subadviser with respect to the Fund assets that would be allocated to the Subadviser supported the approval of the BennBridge Subadvisory Agreements.

(c) Ancillary Benefits. The Independent Trustees considered whether there were any ancillary or “fall-out” benefits that may accrue to the Subadviser as a result of its current and proposed relationship with the Fund. As part of their review, the Independent Trustees noted that the Subadviser may experience benefits due to its relationship with the Fund, which include reputational and marketing benefits, and that the Subadviser also may experience certain economies of scale in connection with the strategy employed for the Fund (with respect to the Fund and other clients of the Subadviser utilizing the same strategy) to the extent that strategy assets grow as a result of the Subadviser’s relationship with the Fund.

The Independent Trustees took into account the foregoing potential benefits that would accrue to the Subadviser by virtue of its relationship with the Fund in determining to approve the BennBridge Subadvisory Agreements.

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(d) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflected sharing of these economies of scale for the benefit of Fund shareholders. With respect to economies of scale, the Independent Trustees considered the Subadviser’s fee schedule for providing services to the Fund and noted the information provided by the Subadviser indicating that, while the while BennBridge Subadvisory Agreements did not include breakpoints that would reduce the Subadviser’s fee as the allocated portion of the Fund managed by the Subadviser increased, the fees to be paid to the Subadviser currently reflect economies of scale and are also the result of the Adviser’s ability to negotiate a reduced fee as part of a global fee arrangement in connection with the Subadviser managing assets for the Fund along with other accounts of the Adviser or its affiliates. It was noted that the benefit of such reduced subadvisory fee would indirectly go to the Fund, given the Fee Waiver Agreement.

(e) The investment performance of the Fund and the Subadviser. The Independent Trustees considered the investment performance of the Subadviser in managing the Fund (which is attributable to Skerryvore), the Adviser’s explanations with respect to the role of the Subadviser’s investment strategy in supporting the Fund’s multi-manager structure, and the Subadviser’s compliance with the Fund’s relevant investment restrictions and guidelines. The Independent Trustees also considered the Adviser’s conclusions, and the reasons supporting the Adviser’s conclusions, that the performance record of the Subadviser, including on an absolute basis and relative to the Subadviser’s benchmark index over different time periods, supported the approval of the BennBridge Subadvisory Agreements.

Conclusion. Following consideration of the foregoing factors, it was reported that no single factor was determinative to the decisions of the Independent Trustees. Based on these factors, along with the determinations of the Adviser at the conclusion of its review and due diligence process and such other matters as were deemed relevant, the Independent Trustees concluded that the approval of the BennBridge Subadvisory Agreements was in the best interests of the Fund and its shareholders and the Board, including a majority of the Independent Trustees, approved the BennBridge Subadvisory Agreements.

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Shares of Mercer Funds are distributed by MGI Funds Distributors, LLC.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Refer to item 7 of this Form, Additional Information

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Refer to item 7 of this Form, Additional Information

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to item 7 of this Form, Additional Information

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Refer to item 7 of this Form, Additional Information

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation – No recovery of erroneously awarded compensation

Item 19. Exhibits.

(a)(1) Not applicable at semi-annual cycle

(a)(2) Not applicable at semi-annual cycle

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable

(a)(5) Change in Registrant’s independent public accountant – No changes

(b) Section 906 Certifications are attached

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mercer Funds

By (Signature and Title)	/s/ Stephen Gouthro
Stephen Gouthro President and Chief Executive Officer (Principal Executive Officer)

Date	11/14/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	/s/ Stephen Gouthro
Stephen Gouthro President and Chief Executive Officer (Principal Executive Officer)

Date	11/14/24

By (Signature and Title)	/s/ Jeffrey Coleman
Jeffrey Coleman Vice President, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date	11/14/24